UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio
Voya Emerging Markets Index Portfolio
Voya Euro STOXX 50® Index Portfolio
Voya FTSE 100 Index® Portfolio
Voya Global Equity Portfolio
Voya Hang Seng Index Portfolio
Voya Index Plus LargeCap Portfolio
Voya Index Plus MidCap Portfolio
Voya Index Plus SmallCap Portfolio
Voya International Index Portfolio
Voya Japan TOPIX Index® Portfolio
Voya RussellTM Large Cap Growth Index Portfolio
Voya RussellTM Large Cap Index Portfolio
Voya RussellTM Large Cap Value Index Portfolio
Voya RussellTM Mid Cap Growth Index Portfolio
Voya RussellTM Mid Cap Index Portfolio
Voya RussellTM Small Cap Index Portfolio
Voya Small Company Portfolio
Voya U.S. Bond Index Portfolio

The schedules are not audited.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 3.7%
14,246		APN Outdoor Group Ltd.	$68,520	0.1
20,593		carsales.com Ltd.	215,215	0.2
17,404		Chorus Ltd.	55,712	0.0
19,662		Domain Holdings Australia Ltd.	49,648	0.0
196,616		Fairfax Media Ltd.	117,028	0.1
5,438		News Corp.	72,996	0.1
64,044		Nine Entertainment Co. Holdings Ltd.	104,387	0.1
19,937		oOh!media Ltd.	73,853	0.1
4,167		REA Group Ltd.	258,532	0.2
76,351		Seven West Media Ltd.	55,095	0.0
64,435		Southern Cross Media Group Ltd.	60,078	0.1
19,590		SpeedCast International Ltd.	56,719	0.1
20,877		Spark New Zealand Ltd.	55,686	0.1
1,016,933		Telstra Corp., Ltd.	2,342,910	2.2
29,165		TPG Telecom Ltd.	179,904	0.2
52,801	(1)	Vocus Communications Ltd.	125,046	0.1
			3,891,329	3.7

		Consumer Discretionary: 4.1%
5,888		ARB Corp. Ltd.	81,506	0.1
35,698		Ardent Leisure Group	45,971	0.0
54,477		Aristocrat Leisure Ltd.	1,118,794	1.0
20,656		Automotive Holdings Group Ltd.	32,988	0.0
22,926		Bapcor Ltd.	126,845	0.1
7,758		Breville Group Ltd.	73,253	0.1
6,927	(2)	Corporate Travel Management Ltd.	152,779	0.1
30,628		Crown Resorts Ltd.	302,903	0.3
5,329	(2)	Domino's Pizza Enterprises Ltd.	204,931	0.2
4,925		Flight Centre Travel Group Ltd.	189,129	0.2
37,040	(2)	G8 Education Ltd.	53,520	0.0
7,290		GUD Holdings Ltd.	76,167	0.1
53,967	(2)	Harvey Norman Holdings Ltd.	137,280	0.1
10,701		IDP Education Ltd.	79,750	0.1
9,227	(2)	Invocare Ltd.	82,412	0.1
9,571	(2)	JB Hi-Fi Ltd.	174,050	0.2
26,140		Navitas Ltd.	84,431	0.1
8,197		Premier Investments Ltd.	109,501	0.1
25,125		SKYCITY Entertainment Group Ltd.	66,987	0.1
70,302		Star Entertainment Grp Ltd.	263,516	0.2
11,760		Super Retail Group Ltd.	75,365	0.1
171,872		Tabcorp Holdings Ltd.	604,696	0.6
20,975		Trade Me Ltd.	72,450	0.1
9,686		Webjet Ltd.	107,970	0.1
			4,317,194	4.1

		Consumer Staples: 7.7%
62,101	(1)	a2 Milk Co. Ltd.	458,965	0.4
18,195		Bega Cheese Ltd.	89,568	0.1
7,461	(1)	Bellamy's Australia Ltd.	55,138	0.1
1,075	(2)	Blackmores Ltd.	102,808	0.1
43,334		Coca-Cola Amatil Ltd.	305,482	0.3
27,266		Costa Group Holdings Ltd.	140,426	0.1
9,098		Elders Ltd	46,608	0.0
19,516		GrainCorp Ltd.	111,430	0.1
20,808		Inghams Group Ltd.	58,360	0.0
77,746		Metcash Ltd.	168,447	0.2
14,526		Tassal Group Ltd.	47,434	0.1
61,449		Treasury Wine Estates Ltd.	775,606	0.7
96,949		Wesfarmers Ltd.	3,491,065	3.3
112,295		Woolworths Group Ltd	2,277,551	2.2
			8,128,888	7.7

		Energy: 5.9%
148,757		Beach Energy Ltd.	230,300	0.2
22,301		Caltex Australia Ltd.	481,788	0.5
112,999		Oil Search Ltd.	738,101	0.7
150,299	(1)	Origin Energy Ltd.	895,882	0.8
150,636		Santos Ltd.	790,869	0.8
91,447	(1),(3)	Viva Energy Group Ltd.	150,714	0.2
9,998		Washington H Soul Pattinson & Co. Ltd.	187,576	0.2
59,658		Whitehaven Coal Ltd.	234,224	0.2
80,037		Woodside Petroleum Ltd.	2,232,786	2.1
15,866		WorleyParsons Ltd.	234,340	0.2
			6,176,580	5.9

		Financials: 31.8%
250,294		AMP Ltd.	576,990	0.5
16,551		ASX Ltd.	761,296	0.7
247,477		Australia & New Zealand Banking Group Ltd.	5,037,820	4.8
33,972		Bank of Queensland Ltd.	270,459	0.3
41,224		Bendigo and Adelaide Bank Ltd.	320,158	0.3
49,052		Challenger Ltd.	396,900	0.4
150,475		Commonwealth Bank of Australia	7,766,578	7.4
3,998	(2)	Credit Corp. Group Ltd.	64,340	0.1
61,156	(2)	CYBG PLC	262,797	0.3
26,840		Eclipx Group Ltd.	49,841	0.0
202,434		Insurance Australia Group Ltd.	1,070,213	1.0
25,855		IOOF Holdings Ltd.	152,046	0.1
7,320		Janus Henderson Group PLC	199,431	0.2
27,060		Macquarie Group Ltd.	2,461,610	2.3
11,918		Magellan Financial Group Ltd.	238,267	0.2
235,480		Medibank Pvt Ltd.	495,150	0.5
233,358		National Australia Bank Ltd.	4,684,912	4.5

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
38,892		NIB Holdings Ltd./Australia	$164,238	0.2
21,241		Pendal Group Ltd.	134,891	0.1
4,037		Perpetual Ltd.	124,215	0.1
18,307	(2)	Platinum Asset Management Ltd.	70,825	0.1
116,709		QBE Insurance Group Ltd.	937,451	0.9
66,318		Steadfast Group Ltd.	136,455	0.1
110,816		Suncorp Group Ltd.	1,157,855	1.1
293,691		Westpac Banking Corp.	5,906,335	5.6
			33,441,073	31.8

		Health Care: 8.4%
12,257		Ansell Ltd.	223,578	0.2
33,806		Australian Pharmaceutical Industries Ltd.	42,134	0.1
4,898		Cochlear Ltd.	710,192	0.7
38,689		CSL Ltd.	5,621,501	5.3
20,277		Estia Health Ltd.	34,700	0.0
13,242		Fisher & Paykel Healthcare Corp. Ltd.	131,769	0.1
111,077		Healthscope Ltd.	168,502	0.2
123,572	(1)	Mayne Pharma Group Ltd.	116,121	0.1
21,894	(1),(2)	Nanosonics Ltd.	56,765	0.1
42,324		Primary Health Care Ltd.	93,016	0.1
11,058		Ramsay Health Care Ltd.	438,727	0.4
43,419		ResMed, Inc.	497,360	0.5
92,511	(2)	Sigma Healthcare Ltd.	42,108	0.0
36,304		Sonic Healthcare Ltd.	653,204	0.6
			8,829,677	8.4

		Industrials: 7.5%
41,935		ALS Ltd.	270,608	0.3
56,389		Atlas Arteria Ltd.	284,511	0.3
170,165		Aurizon Holdings Ltd.	505,211	0.5
37,064		Bingo Industries Ltd	84,081	0.1
135,798		Brambles Ltd.	1,069,493	1.0
8,357		CIMIC Group Ltd.	310,172	0.3
171,914		Cleanaway Waste Management Ltd.	233,150	0.2
52,041		Downer EDI Ltd.	296,740	0.3
23,189		GWA Group Ltd.	52,290	0.0
16,150		IPH Ltd.	70,285	0.1
6,612		McMillan Shakespeare Ltd.	81,628	0.1
7,752	(2)	Monadelphous Group Ltd.	90,052	0.1
145,902		Qantas Airways Ltd.	621,873	0.6
124,772	(2)	Qube Logistics Holdings Ltd.	246,096	0.2
60,851		Reliance Worldwide Corp. Ltd.	227,308	0.2
29,983		Seek Ltd.	448,939	0.4
9,282		Seven Group Holdings Ltd.	151,634	0.1
8,226		SmartGroup Corp. Ltd.	70,719	0.1
192,511		Sydney Airport	958,224	0.9
222,990		Transurban Group - Stapled Security	1,807,189	1.7
231,429	(1),(4)	Virgin Australia International Holdings	–	–
			7,880,203	7.5

		Information Technology: 2.1%
13,405	(1)	Afterpay Touch Group Ltd.	174,210	0.2
10,023		Altium Ltd.	197,933	0.2
7,599		Appen Ltd.	76,646	0.1
42,976		Computershare Ltd.	618,907	0.6
11,768		IRESS Ltd.	108,141	0.1
44,969		Link Administration Holdings Ltd.	252,364	0.2
37,978		MYOB Group Ltd.	82,875	0.1
29,338	(1)	NEXTDC Ltd.	137,732	0.1
20,636		Technology One Ltd.	83,177	0.1
9,721	(2)	WiseTech Global Ltd.	154,982	0.1
9,115	(1)	Xero Ltd.	322,542	0.3
			2,209,509	2.1

		Materials: 17.6%
34,473		Adelaide Brighton Ltd.	153,940	0.1
199,246		Alumina Ltd.	398,858	0.4
99,027		Amcor Ltd.	978,707	0.9
45,504		Ausdrill Ltd.	58,150	0.1
274,400		BHP Billiton Ltd.	6,835,566	6.5
47,044		BlueScope Steel Ltd.	576,984	0.6
100,238		Boral Ltd.	500,363	0.5
6,546		Brickworks Ltd.	82,873	0.1
44,129		CSR Ltd.	120,219	0.1
32,585		DuluxGroup Ltd.	180,592	0.2
129,263		Evolution Mining Ltd.	247,858	0.2
23,910		Fletcher Building Ltd.	103,269	0.1
146,352		Fortescue Metals Group Ltd.	414,723	0.4
34,486	(1)	Galaxy Resources Ltd.	62,021	0.1
35,782		Iluka Resources Ltd.	257,116	0.2
143,274		Incitec Pivot Ltd.	411,949	0.4
39,529	(2)	Independence Group NL	133,148	0.1
37,912		James Hardie Industries SE	574,272	0.5
56,651	(1)	Lynas Corp. Ltd.	65,271	0.1
13,357		Mineral Resources Ltd.	153,419	0.1
65,269		Newcrest Mining Ltd.	916,528	0.9
51,321		Northern Star Resources Ltd.	308,109	0.3
20,236	(4)	Nufarm Ltd.	91,861	0.1
32,058		Orica Ltd.	394,340	0.4
19,617	(1),(2)	Orocobre Ltd.	59,835	0.1
103,177		Orora Ltd.	247,447	0.2
26,605		OZ Minerals Ltd.	179,348	0.2
18,162		Pact Group Holdings Ltd.	48,818	0.0
137,231	(1)	Pilbara Minerals Ltd.	89,119	0.1
42,075		Regis Resources Ltd.	113,197	0.1
62,611		Resolute Mining Ltd.	49,202	0.0
35,263		Rio Tinto Ltd.	2,005,498	1.9
13,335		Sandfire Resources NL	71,536	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
63,599	(1) Saracen Mineral Holdings Ltd.	$85,795	0.1
13,672	Sims Metal Management Ltd.	124,967	0.1
439,375	South32 Ltd. - AUD	1,234,781	1.2
43,888	St Barbara Ltd.	110,782	0.1
29,032	(1) Syrah Resources Ltd.	48,236	0.0
22,452	Western Areas Ltd.	43,164	0.0
		18,531,861	17.6

	Real Estate: 7.3%
27,560	Abacus Property Group	67,961	0.1
36,238	Aveo Group	52,943	0.0
41,350	BWP Trust	99,794	0.1
39,580	Charter Hall Group	204,868	0.2
28,087	Charter Hall Retail REIT	86,126	0.1
14,491	Charter Hall Long Wale REIT	44,030	0.0
121,996	Cromwell Property Group	94,361	0.1
86,290	Dexus	659,218	0.6
25,600	Gateway Lifestyle	41,458	0.0
137,037	Goodman Group	1,027,997	1.0
153,465	GPT Group	577,996	0.5
21,488	Growthpoint Properties Australia Ltd.	60,387	0.1
42,528	Investa Office Fund	169,674	0.2
49,889	Lend Lease Corp., Ltd.	708,823	0.7
316,805	Mirvac Group	552,193	0.5
55,377	National Storage REIT	66,883	0.1
455,253	Scentre Group	1,308,290	1.2
61,691	Shopping Centres Australasia Property Group	107,247	0.1
208,159	Stockland	625,302	0.6
60,288	(1) Unibail Group Stapled	615,339	0.6
274,764	Vicinity Centres	521,296	0.5
37,183	Viva Energy REIT	59,187	0.0
		7,751,373	7.3

	Utilities: 1.8%
56,260	AGL Energy Ltd.	793,625	0.7
100,886	APA Group	727,528	0.7
147,882	AusNet Services	173,705	0.2
82,237	(1) Infigen Energy	35,052	0.0
143,819	Spark Infrastructure Group	232,973	0.2
		1,962,883	1.8

	Total Common Stock
	(Cost $97,874,643)	103,120,570	97.9

RIGHTS: 0.0%
	Consumer Discretionary: 0.0%
3,008	(1) Harvey Norman Holdings Ltd.	1,739	0.0

	Total Rights
	(Cost $–)	1,739	0.0

	Total Long-Term Investments
	(Cost $97,874,643)	103,122,309	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateral(5): 1.7%
812,935	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $813,085, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $829,194, due 07/31/20-05/15/28)	812,935	0.8
1,000,000	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,020,001, due 11/29/18-09/09/49)	1,000,000	0.9
		1,812,935	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
695,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $695,000)	695,000	0.7

	Total Short-Term Investments
	(Cost $2,507,935)	2,507,935	2.4

	Total Investments in Securities (Cost $100,382,578)	$105,630,244	100.3
	Liabilities in Excess of Other Assets	(355,256)	(0.3)
	Net Assets	$105,274,988	100.0

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$55,686	$3,835,643	$–	$3,891,329
Consumer Discretionary	284,681	4,032,513	–	4,317,194
Consumer Staples	58,360	8,070,528	–	8,128,888
Energy	150,714	6,025,866	–	6,176,580
Financials	–	33,441,073	–	33,441,073
Health Care	116,121	8,713,556	–	8,829,677
Industrials	284,511	7,595,692	–	7,880,203
Information Technology	–	2,209,509	–	2,209,509
Materials	–	18,440,000	91,861	18,531,861
Real Estate	615,339	7,136,034	–	7,751,373
Utilities	–	1,962,883	–	1,962,883
Total Common Stock	1,565,412	101,463,297	91,861	103,120,570
Rights	1,739	–	–	1,739
Short-Term Investments	695,000	1,812,935	–	2,507,935
Total Investments, at fair value	$2,262,151	$103,276,232	$91,861	$105,630,244
Other Financial Instruments+
Forward Foreign Currency Contracts	–	7,854	–	7,854
Futures	8,586	–	–	8,586
Total Assets	$2,270,737	$103,284,086	$91,861	$105,646,684
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,794)	$–	$(2,794)
Total Liabilities	$–	$(2,794)	$–	$(2,794)

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $800,851 and $459,071 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 1,710,000	USD 1,230,006	BNP Paribas	12/19/18	$6,834
USD 467,349	AUD 650,000	Citibank N.A.	12/19/18	(2,794)
USD 254,175	AUD 350,000	JPMorgan Chase Bank N.A.	12/19/18	1,020
				$5,060

At September 30, 2018, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
ASX SPI 200® Index	17	12/20/18	$1,902,870	$8,586
			$1,902,870	$8,586

Currency Abbreviations
AUD	-	Australian Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$7,854
Equity contracts	Futures contracts	8,586
Total Asset Derivatives		$16,440

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,794
Total Liability Derivatives		$2,794

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	BNP Paribas	Citibank N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$6,834	$-	$1,020	$7,854
Total Assets	$6,834	$-	$1,020	$7,854

Liabilities:
Forward foreign currency contracts	$-	$2,794	$-	$2,794
Total Liabilities	$-	$2,794	$-	$2,794

Net OTC derivative instruments by counterparty, at fair value	$6,834	$(2,794)	$1,020	$5,060

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$6,834	$(2,794)	$1,020	$5,060

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $103,784,716.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,951,252
Gross Unrealized Depreciation	(8,977,866)

Net Unrealized Appreciation	$2,973,386

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.9%
		Brazil: 3.9%
746,400		Ambev SA	$3,400,666	0.4
63,600		Atacadao Distribuicao Comercio e Industria Ltd.	233,231	0.0
327,869		B3 SA - Brasil Bolsa Balcao	1,899,725	0.2
152,437		Banco Bradesco SA	964,019	0.1
133,700		Banco do Brasil S.A.	972,984	0.1
63,100		Banco Santander Brasil SA	557,011	0.1
108,200		BB Seguridade Participacoes SA	644,075	0.1
127,033	(1)	BR Malls Participacoes SA	303,542	0.0
80,800	(1)	BRF - Brasil Foods SA	438,357	0.1
36,000	(1)	Centrais Eletricas Brasileiras SA	138,257	0.0
189,200		CCR SA	393,059	0.1
53,200		Cia de Saneamento Basico do Estado de Sao Paulo	311,674	0.0
99,900	(1)	Cia Siderurgica Nacional S.A.	231,287	0.0
188,356		Cielo SA	569,002	0.1
27,200		Cosan SA	217,543	0.0
47,549		EDP - Energias do Brasil S.A.	151,058	0.0
103,000		Embraer SA	505,748	0.1
28,300		Engie Brasil Energia SA	249,115	0.0
27,400		Equatorial Energia SA	389,098	0.1
38,400		Fibria Celulose SA	715,980	0.1
54,900		Hypermarcas SA	387,293	0.1
16,100		IRB Brasil Resseguros S/A	263,712	0.0
144,900		JBS SA	335,471	0.0
110,500		Klabin SA	542,027	0.1
215,804		Kroton Educacional SA	604,896	0.1
79,575		Localiza Rent a Car SA	450,430	0.1
110,160		Lojas Renner SA	844,499	0.1
16,400		M Dias Branco SA	160,120	0.0
12,100		Magazine Luiza SA	368,523	0.0
41,700		Multiplan Empreendimentos Imobiliarios SA	194,016	0.0
28,900		Natura Cosmeticos S.A.	202,945	0.0
42,600		Odontoprev SA	135,019	0.0
56,000		Petrobras Distribuidora SA	269,978	0.0
469,500		Petroleo Brasileiro SA	2,827,312	0.3
16,500		Porto Seguro SA	243,013	0.0
35,500		Raia Drogasil SA	636,856	0.1
169,300	(1)	Rumo SA	625,880	0.1
34,886		Sul America SA	224,163	0.0
68,500		Suzano Papel e Celulose SA	813,984	0.1
131,700		Tim Participacoes SA	383,176	0.1
55,800		Ultrapar Participacoes SA	515,230	0.1
497,474		Vale SA	7,360,085	0.9
132,654		Weg S.A.	647,085	0.1
			32,321,144	3.9

		Chile: 0.9%
409,062		Aguas Andinas SA	226,390	0.0
3,886,141		Banco de Chile	591,751	0.1
6,600		Banco de Credito e Inversiones SA	446,364	0.0
10,171,867		Banco Santander Chile	813,799	0.1
217,527		Cencosud SA	517,103	0.1
23,045		Cia Cervecerias Unidas SA	321,198	0.0
1,229,241		Colbun SA	265,344	0.0
23,498		Empresa Nacional de Telecomunicaciones SA	199,747	0.0
194,835		Empresas CMPC SA	786,288	0.1
60,883		Empresas COPEC SA	940,499	0.1
4,423,492		Enel Americas SA	681,308	0.1
4,437,255		Enel Chile SA	446,805	0.1
23,607,904		Itau CorpBanca	243,100	0.0
47,122		Latam Airlines Group SA	448,122	0.1
116,322		SACI Falabella	946,724	0.1
			7,874,542	0.9

		China: 30.1%
202,000	(2),(3)	3SBio, Inc.	338,492	0.1
3,895	(1)	51job, Inc. ADR	299,876	0.0
14,424	(1)	58.com, Inc. ADR	1,061,606	0.1
116,500		AAC Technologies Holdings, Inc.	1,203,014	0.2
242,000		Agile Group Holdings, Ltd.	342,935	0.1
279,100		Agricultural Bank of China Ltd. - A Shares	157,798	0.0
4,644,000		Agricultural Bank of China Ltd. - H Shares	2,277,516	0.3
300,000		Air China Ltd. - H Shares	288,579	0.0
181,380	(1)	Alibaba Group Holding Ltd. ADR	29,884,169	3.6
544,000	(1)	Alibaba Health Information Technology Ltd.	531,973	0.1
2,230,000	(1),(2)	Alibaba Pictures Group Ltd.	305,228	0.0
646,000	(1)	Aluminum Corp. of China Ltd. - H Shares	287,040	0.0
174,000		Angang Steel Co., Ltd. - H Shares	155,302	0.0
11,600		Anhui Conch Cement Co., Ltd. - A Shares	61,999	0.0
192,000		Anhui Conch Cement Co., Ltd. - H Shares	1,152,940	0.2
168,000		Anta Sports Products Ltd.	802,004	0.1
9,404		Autohome, Inc. ADR	727,964	0.1
367,000		AviChina Industry & Technology Co. Ltd. - H Shares	241,893	0.0
281,000	(3)	BAIC Motor Corp. Ltd. - H Shares	226,179	0.0
43,307	(1)	Baidu, Inc. ADR	9,903,445	1.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
88,100		Bank of Beijing Co. Ltd. - A Shares	$78,241	0.0
199,100		Bank of China Ltd. - A Shares	107,639	0.0
12,559,000		Bank of China Ltd. - H Shares	5,549,105	0.7
164,800		Bank of Communications Co. Ltd. - A Shares	139,886	0.0
1,358,000		Bank of Communications Co., Ltd. - H Shares	1,016,850	0.1
51,100		Bank of Jiangsu Co. Ltd. - A Shares	47,987	0.0
39,057		Bank of Nanjing Co. Ltd. - A Shares	43,447	0.0
21,300		Bank of Ningbo Co. Ltd. - A Shares	55,010	0.0
44,400		Bank of Shanghai Co. Ltd. - A Shares	78,690	0.0
50,600		Baoshan Iron & Steel Co. Ltd. - A Shares	57,722	0.0
7,600	(1)	Baozun, Inc. ADR	369,208	0.0
379,000		BBMG Corp. - H Shares	129,657	0.0
274,000		Beijing Capital International Airport Co., Ltd. - H Shares	332,321	0.1
77,000		Beijing Enterprises Holdings Ltd.	431,550	0.1
874,000		Beijing Enterprises Water Group Ltd.	465,943	0.1
92,000		BOE Technology Group Co. Ltd. - A Shares	42,117	0.0
476,000		Brilliance China Automotive Holdings Ltd.	767,537	0.1
6,600		BYD Co. Ltd. - A Shares	47,159	0.0
101,500	(2)	BYD Co. Ltd. - H Shares	721,645	0.1
119,500		BYD Electronic International Co. Ltd.	175,458	0.0
123,000	(1)	CAR, Inc. - H Shares	97,317	0.0
1,716,000	(3)	CGN Power Co. Ltd. - H Shares	407,168	0.1
300,000		China Agri-Industries Holdings Ltd. - H Shares	115,724	0.0
1,442,000		China Cinda Asset Management Co. Ltd. - H Shares	364,474	0.1
1,400,000		China CITIC Bank Corp. Ltd - H Shares	894,019	0.1
323,000		China Coal Energy Co. - H Shares	136,068	0.0
714,000		China Communications Construction Co., Ltd. - H Shares	727,977	0.1
394,000		China Communications Services Corp., Ltd. - H Shares	363,311	0.1
254,500		China Conch Venture Holdings Ltd.	888,748	0.1
43,200		China Construction Bank Corp. - A Shares	45,466	0.0
15,135,000		China Construction Bank Corp. - H Shares	13,229,512	1.6
232,000		China Eastern Airlines Corp. Ltd. - H Shares	148,238	0.0
156,200		China Everbright Bank Co. Ltd. - A Shares	88,772	0.0
440,000		China Everbright Bank Co. Ltd. - H Shares	194,884	0.0
445,000		China Everbright International Ltd.	384,208	0.1
146,000		China Everbright Ltd.	261,513	0.0
413,000		China Evergrande Group	1,153,053	0.2
506,000	(1)	China First Capital Group Ltd.	271,475	0.0
12,200		China Fortune Land Development Co. Ltd. - A Shares	44,934	0.0
550,000		China Galaxy Securities Co. Ltd. - H Shares	255,860	0.0
273,800		China Gas Holdings Ltd.	774,926	0.1
1,513,000	(3)	China Huarong Asset Management Co. Ltd. - H Shares	278,087	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
164,000	(3)	China International Capital Corp. Ltd. - H Shares	302,067	0.0
65,400		China International Marine Containers Group Co. Ltd. - H Shares	69,241	0.0
6,312		China International Travel Service Corp. Ltd. - A Shares	62,391	0.0
816,000		China Jinmao Holdings Group Ltd.	371,334	0.1
12,800		China Life Insurance Co. Ltd. - A Shares	42,175	0.0
1,195,000		China Life Insurance Co., Ltd. - H Shares	2,715,798	0.3
29,200	(1),(3)	China Literature Ltd. - H Shares	183,650	0.0
517,000		China Longyuan Power Group Corp. Ltd. - H Shares	435,361	0.1
220,000		China Medical System Holdings Ltd.	306,345	0.0
435,000		China Mengniu Dairy Co., Ltd.	1,446,118	0.2
61,500		China Merchants Bank Co. Ltd. - A Shares	274,398	0.0
606,380		China Merchants Bank Co., Ltd. - H Shares	2,451,944	0.3
211,976		China Merchants Port Holdings Co. Ltd	405,236	0.1
21,600		China Merchants Securities Co. Ltd. - A Shares	41,246	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
19,300		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	$52,545	0.0
142,580		China Minsheng Banking Corp. Ltd. - A Shares	131,369	0.0
973,100		China Minsheng Banking Corp. Ltd. - H Shares	721,559	0.1
973,000		China Mobile Ltd.	9,566,383	1.2
636,000		China Molybdenum Co. Ltd. - H Shares	265,674	0.0
616,000		China National Building Material Co., Ltd. - H Shares	546,276	0.1
57,500		China National Nuclear Power Co. Ltd. - A Shares	50,242	0.0
294,000		China Oilfield Services Ltd. - H Shares	319,584	0.1
600,000		China Overseas Land & Investment Ltd.	1,878,555	0.2
15,003		China Pacific Insurance Group Co. Ltd. - A Shares	77,401	0.0
411,000		China Pacific Insurance Group Co., Ltd. - H Shares	1,579,304	0.2
104,000		China Petroleum & Chemical Corp. - A Shares	107,734	0.0
4,033,600		China Petroleum & Chemical Corp. - H Shares	4,052,758	0.5
671,000		China Power International Development Ltd. - H Shares	148,915	0.0
31,900		China Railway Construction Corp. Ltd. - A Shares	51,728	0.0
332,000		China Railway Construction Corp. Ltd. - H Shares	448,343	0.1
638,000		China Railway Group Ltd. - H Shares	632,206	0.1
232,000	(3)	China Railway Signal & Communication Corp. Ltd. - H Shares	164,145	0.0
915,000		China Reinsurance Group Corp. - H Shares	181,144	0.0
228,000		China Resources Beer Holdings Co Ltd.	914,317	0.1
390,000		China Resources Cement Holdings Ltd. - H Shares	453,543	0.1
138,000		China Resources Gas Group Ltd.	561,179	0.1
432,444		China Resources Land Ltd.	1,515,328	0.2
268,000	(3)	China Resources Pharmaceutical Group Ltd.	425,193	0.1
306,000		China Resources Power Holdings Co.	539,875	0.1
18,270		China Shenhua Energy Co. Ltd. - A Shares	54,139	0.0
532,500		China Shenhua Energy Co., Ltd. - H Shares	1,212,749	0.2
631,000	(1)	China Shipping Container Lines Co., Ltd. - H Shares	85,276	0.0
184,000		China Shipping Development Co., Ltd. - H Shares	91,337	0.0
314,000		China Southern Airlines Co., Ltd. - H Shares	200,137	0.0
117,740		China State Construction Engineering Corp. Ltd. - A Shares	93,981	0.0
320,000		China State Construction International Holdings Ltd.	338,967	0.1
253,228		China Taiping Insurance Holdings Co., Ltd.	887,208	0.1
2,218,000		China Telecom Corp., Ltd. - H Shares	1,102,568	0.1
5,390,000	(1),(3)	China Tower Corp. Ltd. - H Shares	784,916	0.1
360,000		China Traditional Chinese Medicine Holdings Co. Ltd.	244,061	0.0
360,000		China Travel International Inv HK	115,759	0.0
962,000		China Unicom Hong Kong Ltd.	1,123,861	0.1
112,100		China United Network Communications Ltd. - A Shares	90,713	0.0
27,600		China Vanke Co. Ltd. - A Shares	97,686	0.0
189,600		China Vanke Co. Ltd. - H Shares	625,063	0.1
63,700		China Yangtze Power Co. Ltd. - A Shares	151,629	0.0
246,400		China Zhongwang Holdings Ltd. - H Shares	120,407	0.0
2,780,000	(1),(2)	Chong Sing Holdings FinTech Gr	149,150	0.0
99,400		Chongqing Changan Automobile Co. Ltd. - A Shares	80,268	0.0
416,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	227,020	0.0
536,000		CIFI Holdings Group Co. Ltd.	245,456	0.0
905,000		CITIC Ltd.	1,347,923	0.2
30,200		CITIC Securities Co. Ltd. - A Shares	73,256	0.0
358,500		CITIC Securities Co. Ltd. - H Shares	635,590	0.1
2,829,000		CNOOC Ltd.	5,601,780	0.7

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
260,000		COSCO Shipping Ports, Ltd.	$285,714	0.0
439,500	(1)	COSCO SHIPPING Holdings Co., Ltd.. - H Shares	181,981	0.0
1,212,133		Country Garden Holdings Co. Ltd.	1,527,506	0.2
164,000	(1)	Country Garden Services Holdings Co. Ltd. - H Shares	276,894	0.0
67,900		CRRC Corp. Ltd. - A Shares	85,269	0.0
668,000		CRRC Corp. Ltd. - H Shares	609,177	0.1
746,000		CSPC Pharmaceutical Group Ltd.	1,577,965	0.2
62,695	(1)	Ctrip.com International Ltd. ADR	2,330,373	0.3
322,500	(3)	Dali Foods Group Co. Ltd.	231,926	0.0
61,000		Daqin Railway Co. Ltd. - A Shares	72,971	0.0
448,000		Datang International Power Generation Co., Ltd. - H Shares	113,221	0.0
426,000		Dongfeng Motor Group Co., Ltd. - H Shares	438,996	0.1
37,653	(1)	Fang Holdings Ltd. ADR	97,521	0.0
343,000		Far East Horizon Ltd.	326,423	0.0
36,800		Focus Media Information Technology Co. Ltd. - A Shares	45,410	0.0
8,100		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	93,232	0.0
400,468		Fosun International Ltd	705,649	0.1
1,095,000	(2)	Fullshare Holdings Ltd.	525,777	0.1
284,000		Future Land Development Holdings Ltd. - H Shares	183,527	0.0
83,600	(3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	302,896	0.0
2,215,000	(1)	GCL Poly Energy Holdings Ltd.	155,497	0.0
9,288	(1),(2)	GDS Holdings Ltd. ADR	326,287	0.0
782,000		Geely Automobile Holdings Ltd.	1,557,322	0.2
124,000	(1)	Genscript Biotech Corp. - H Shares	208,016	0.0
22,100		GF Securities Co. Ltd. - A Shares	44,496	0.0
227,400		GF Securities Co. Ltd. - H Shares	290,829	0.0
1,833,000	(1),(2)	GOME Retail Holdings Ltd	187,189	0.0
490,000	(2)	Great Wall Motor Co. Ltd. - H Shares	311,428	0.0
10,400	(1)	Gree Electric Appliances, Inc. of Zhuhai - A Shares	60,767	0.0
132,000		Greentown China Holdings Ltd. - H Shares	123,122	0.0
86,000		Greentown Service Group Co. Ltd.	68,795	0.0
464,000		Guangdong Investment Ltd.	822,191	0.1
457,200		Guangzhou Automobile Group Co. Ltd. - H Shares	505,149	0.1
152,400		Guangzhou R&F Properties Co., Ltd. - H Shares	279,606	0.0
27,600		Guotai Junan Securities Co. Ltd. - A Shares	60,177	0.0
89,200	(2),(3)	Guotai Junan Securities Co. Ltd. - H Shares	182,857	0.0
201,000		Haier Electronics Group Co. Ltd.	544,176	0.1
101,000		Haitian International Holdings Ltd.	224,750	0.0
27,300		Haitong Securities Co. Ltd. - A Shares	35,550	0.0
521,200		Haitong Securities Co. Ltd. - H Shares	473,047	0.1
1,908,000	(1),(4)	Hanergy Thin Film Power Group Ltd.	–	–
21,300		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	89,024	0.0
12,400		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	47,129	0.0
113,500		Hengan International Group Co., Ltd.	1,043,071	0.1
3,540,000	(1)	HengTen Networks Group Ltd. - H Shares	133,128	0.0
62,000	(3)	Hua Hong Semiconductor Ltd.	132,910	0.0
292,000		Huadian Power International Co. - H Shares	113,950	0.0
6,400		Huadong Medicine Co. Ltd. - A Shares	39,039	0.0
698,000		Huaneng Power International, Inc. - H Shares	457,375	0.1
790,000		Huaneng Renewables Corp. Ltd.	235,567	0.0
18,400	(1)	Huatai Securities Co. Ltd. - A Shares	42,141	0.0
262,800	(1),(3)	Huatai Securities Co. Ltd. - H Shares	376,110	0.1
51,200		Huaxia Bank Co. Ltd. - A Shares	60,789	0.0
14,200		Huayu Automotive Systems Co. Ltd. - A Shares	46,440	0.0
20,864		Huazhu Group Ltd. ADR	673,907	0.1
9,400		Iflytek Co. Ltd. - A Shares	39,031	0.0
186,000		Industrial & Commercial Bank of China Ltd. - A Shares	155,977	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
10,918,000		Industrial & Commercial Bank of China Ltd. - H Shares	$7,971,163	1.0
77,500		Industrial Bank Co. Ltd. - A Shares	179,710	0.0
179,300		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	43,270	0.0
19,000		Inner Mongolia Yili Industrial Group Co. Ltd. - A	70,986	0.0
168,000	(1)	Inner Mongolia Yitai Coal Co. - A Shares	201,649	0.0
114,137	(1)	JD.com, Inc. ADR	2,977,834	0.4
190,000		Jiangsu Expressway Co. Ltd. - H Shares	243,725	0.0
9,950		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	91,822	0.0
4,276		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	79,500	0.0
211,000		Jiangxi Copper Co., Ltd. - H Shares	245,436	0.0
157,909		Jiayuan International Group Ltd.	270,297	0.0
333,000		Kaisa Group Holdings Ltd. - H Shares	106,465	0.0
20,200		Kangmei Pharmaceutical Co. Ltd. - A Shares	64,225	0.0
108,000		Kingboard Holdings Ltd	351,563	0.1
174,500		Kingboard Laminates Holdings Ltd.	154,719	0.0
326,000		Kingdee International Software Group Co., Ltd.	353,845	0.1
136,000		Kingsoft Corp. Ltd.	257,927	0.0
514,000		Kunlun Energy Co. Ltd.	598,229	0.1
3,200		Kweichow Moutai Co. Ltd. - A Shares	339,602	0.1
190,500		KWG Property Holding Ltd. - H Shares	174,325	0.0
247,000		Lee & Man Paper Manufacturing Ltd.	228,713	0.0
55,100	(3)	Legend Holdings Corp. - H Shares	168,397	0.0
1,168,000		Lenovo Group Ltd.	850,998	0.1
216,000		Logan Property Holdings Co. Ltd. - H Shares	243,328	0.0
236,000		Longfor Group Holdings Ltd	608,356	0.1
16,660		Luxshare Precision Industry Co. Ltd. - A Shares	37,319	0.0
190,000	(3)	Luye Pharma Group Ltd. - H Shares	170,109	0.0
5,300		Luzhou Laojiao Co. Ltd. - A Shares	36,625	0.0
284,500	(1),(3)	Meitu, Inc.	198,966	0.0
82,300		Metallurgical Corp. of China Ltd. - A Shares	42,717	0.0
432,000		Metallurgical Corp. of China Ltd. - H Shares	121,419	0.0
18,200	(4)	Midea Group Co. Ltd. - A Shares	106,598	0.0
388,000	(1)	Minmetals Resources Ltd.	199,748	0.0
23,546	(1)	Momo, Inc. ADR	1,031,315	0.1
20,200		NARI Technology Co. Ltd. - A Shares	51,824	0.0
12,508		NetEase, Inc. ADR	2,854,951	0.3
6,200		New China Life Insurance Co. Ltd. - A Shares	45,469	0.0
129,500		New China Life Insurance Co. Ltd. - H Shares	619,157	0.1
22,647		New Oriental Education & Technology Group, Inc. ADR	1,676,105	0.2
146,000		Nexteer Automotive Group Ltd.	231,176	0.0
255,000		Nine Dragons Paper Holdings Ltd.	274,969	0.0
4,589	(1),(2)	Noah Holdings Ltd. ADR	193,380	0.0
1,155,000		Peoples Insurance Co. Group of China Ltd. - H Shares	517,592	0.1
67,300		PetroChina Co. Ltd. - A Shares	89,786	0.0
3,358,000		PetroChina Co., Ltd. - H Shares	2,717,952	0.3
1,075,244		PICC Property & Casualty Co., Ltd. - H Shares	1,265,468	0.2
46,700		Ping An Bank Co. Ltd. - A Shares	74,993	0.0
25,100		Ping An Insurance Group Co. of China Ltd. - A Shares	249,849	0.0
813,500		Ping An Insurance Group Co-H	8,240,924	1.0
30,900		Poly Real Estate Group Co. Ltd. - A Shares	54,694	0.0
440,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	276,497	0.0
22,300		Qingdao Haier Co. Ltd. - A Shares	53,537	0.0
27,100		SAIC Motor Corp. Ltd. - A Shares	131,082	0.0
18,000		Sanan Optoelectronics Co. Ltd. - A Shares	42,776	0.0
33,500		Sany Heavy Industry Co. Ltd. - A Shares	43,248	0.0
467,400	(1)	Semiconductor Manufacturing International Corp.	503,688	0.1
316,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	311,833	0.0
442,000		Shanghai Electric Group Co., Ltd. - H Shares	157,770	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
9,100		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	$41,735	0.0
80,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	314,369	0.1
78,000		Shanghai Industrial Holdings Ltd.	172,578	0.0
144,061	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	197,731	0.0
139,300		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	348,218	0.1
108,400		Shanghai Pudong Development Bank Co. Ltd. - A Shares	167,352	0.0
81,200		Shenwan Hongyuan Group Co. Ltd. - A Shares	53,111	0.0
143,500		Shenzhen International Holdings Ltd.	295,681	0.0
416,000		Shenzhen Investment Ltd.	132,452	0.0
117,000		Shenzhou International Group Holdings Ltd.	1,501,242	0.2
186,000		Shimao Property Holdings Ltd.	461,904	0.1
556,500		Shui On Land Ltd. - H Shares	129,297	0.0
598,000		Sihuan Pharmaceutical Holdings Group Ltd.	122,170	0.0
10,424	(1)	Sina Corp.	724,260	0.1
1,059,500		Sino Biopharmaceutical Ltd.	985,478	0.1
478,000		Sino-Ocean Group Holding Ltd.	211,305	0.0
209,000		Sinopec Engineering Group Co. Ltd. - H Shares	238,730	0.0
584,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	356,180	0.1
186,800		Sinopharm Group Co. - H Shares	913,914	0.1
334,000		Sinotrans Ltd. - H Shares	135,842	0.0
114,000		Sinotruk Hong Kong Ltd.	248,722	0.0
314,000		Skyworth Digital Holdings Ltd. - H Shares	88,623	0.0
330,000		Soho China Ltd.	128,256	0.0
242,000		SSY Group Ltd.	234,297	0.0
380,000		Sun Art Retail Group Ltd.	492,975	0.1
380,000		Sunac China Holdings Ltd.	1,164,356	0.2
34,000		Suning.com Co. Ltd. - A Shares	66,649	0.0
113,300		Sunny Optical Technology Group Co. Ltd.	1,308,057	0.2
54,332	(1)	TAL Education Group ADR	1,396,876	0.2
894,800		Tencent Holdings Ltd.	36,535,425	4.4
310,000		Tingyi Cayman Islands Holding Corp.	569,443	0.1
92,000		Tong Ren Tang Technologies Co. Ltd. - H Shares	134,784	0.0
157,000		Towngas China Co. Ltd.	137,031	0.0
153,000		Travelsky Technology Ltd. - H Shares	397,819	0.1
58,000		Tsingtao Brewery Co., Ltd. - H Shares	272,075	0.0
207,000		Uni-President China Holdings Ltd.	220,320	0.0
69,252	(1)	Vipshop Holdings Ltd. ADR	432,133	0.1
785,000		Want Want China Holdings Ltd.	660,352	0.1
7,699	(1),(2)	Weibo Corp. ADR	563,028	0.1
315,000		Weichai Power Co. Ltd. - H Shares	389,953	0.1
9,700		Wuliangye Yibin Co. Ltd. - A Shares	95,737	0.0
78,000	(1),(3)	Wuxi Biologics Cayman, Inc. - H Shares	789,329	0.1
119,000		ENN Energy Holdings Ltd.	1,034,540	0.1
110,400	(2)	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	118,181	0.0
480,000		Xinyi Solar Holdings Ltd.	148,358	0.0
294,000		Yanzhou Coal Mining Co., Ltd. - H Shares	339,935	0.1
41,400		Yonghui Superstores Co. Ltd. - A Shares	49,049	0.0
976,000		Yuexiu Property Co. Ltd. - H Shares	174,192	0.0
58,058		Yum China Holdings, Inc.	2,038,416	0.2
4,000	(4)	Yunnan Baiyao Group Co. Ltd. - A Shares	40,828	0.0
252,000		Yuzhou Properties Co. Ltd. - H Shares	102,197	0.0
7,460	(1)	YY, Inc. ADR	558,903	0.1
2,700		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	39,777	0.0
175,000		Zhaojin Mining Industry Co. Ltd. - H Shares	135,261	0.0
228,000		Zhejiang Expressway Co., Ltd. - H Shares	189,643	0.0
27,400	(1),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	111,596	0.0
90,000		Zhongsheng Group Holdings Ltd.	218,444	0.0
87,700		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	500,939	0.1
81,600		Zijin Mining Group Co. Ltd. - A Shares	42,370	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
908,000		Zijin Mining Group Co., Ltd. - H Shares	$348,820	0.1
15,000	(1)	ZTE Corp. - A Shares	39,917	0.0
120,640	(1)	ZTE Corp. - H Shares	220,415	0.0
			252,246,819	30.1

		Colombia: 0.4%
28,498		Bancolombia SA	306,834	0.1
19,988		BanColombia SA ADR	833,899	0.1
76,135		Cementos Argos SA	197,867	0.0
801,195		Ecopetrol SA	1,089,785	0.1
43,687		Grupo Argos SA/Colombia	240,346	0.0
34,259		Grupo de Inversiones Suramericana SA	401,932	0.1
64,904		Interconexion Electrica SA ESP	293,106	0.0
			3,363,769	0.4

		Czech Republic: 0.2%
25,548		CEZ AS	653,322	0.1
12,226		Komercni Banka AS	500,220	0.1
73,437	(3)	Moneta Money Bank AS	270,205	0.0
9,909		O2 Czech Republic AS	115,647	0.0
			1,539,394	0.2

		Egypt: 0.1%
164,156		Commercial International Bank Egypt SAE	760,398	0.1
138,530		Eastern Tobacco	146,415	0.0
117,840		ElSewedy Electric Co.	117,248	0.0
			1,024,061	0.1

		Greece: 0.3%
220,879	(1)	Alpha Bank AE	317,828	0.0
301,158	(1)	Eurobank Ergasias SA	227,360	0.0
4,349	(1),(4)	FF Group	–	–
38,287		Hellenic Telecommunications Organization SA	469,468	0.1
17,442		Jumbo SA	259,213	0.0
11,126		Motor Oil Hellas Corinth Refineries SA	290,651	0.1
87,043	(1)	National Bank of Greece SA	176,930	0.0
35,288		OPAP S.A.	370,451	0.1
47,798	(1)	Piraeus Bank SA	104,258	0.0
7,684		Titan Cement Co. SA	191,075	0.0
			2,407,234	0.3

		Hungary: 0.3%
56,856		MOL Hungarian Oil & Gas PLC	612,392	0.1
34,671		OTP Bank Nyrt	1,284,858	0.2
21,959		Richter Gedeon Nyrt	410,672	0.0
			2,307,922	0.3

		India: 8.3%
94,022		Ambuja Cements Ltd.	290,228	0.0
186,487		Ashok Leyland Ltd.	306,493	0.0
45,494		Asian Paints Ltd.	812,205	0.1
40,559		Aurobindo Pharma Ltd.	416,516	0.1
19,639	(1),(3)	Avenue Supermarts Ltd.	378,488	0.0
284,937	(1)	Axis Bank Ltd.	2,411,694	0.3
13,073		Bajaj Auto Ltd.	484,764	0.1
27,163		Bajaj Finance Ltd.	813,135	0.1
6,015		Bajaj Finserv Ltd.	498,823	0.1
32,580		Bharat Forge Ltd.	270,249	0.0
136,617		Bharat Heavy Electricals Ltd.	129,160	0.0
116,512		Bharat Petroleum Corp. Ltd.	601,248	0.1
220,780		Bharti Airtel Ltd.	1,031,298	0.1
55,008		Bharti Infratel Ltd.	199,584	0.0
1,236		Bosch Ltd.	339,945	0.0
4,235		Britannia Industries Ltd.	340,168	0.0
31,262		Cadila Healthcare Ltd.	166,470	0.0
54,173		Cipla Ltd.	488,804	0.1
108,826		Coal India Ltd.	399,826	0.1
24,731		Container Corp. Of India Ltd.	214,089	0.0
83,345		Dabur India Ltd.	490,886	0.1
14,383		Dr Reddys Laboratories Ltd.	500,888	0.1
3,181		Dr. Reddys Laboratories Ltd. ADR	110,062	0.0
2,063		Eicher Motors Ltd.	688,375	0.1
128,002		GAIL India Ltd.	669,299	0.1
23,191		Glenmark Pharmaceuticals Ltd.	202,319	0.0
56,376		Godrej Consumer Products Ltd.	597,904	0.1
50,481		Grasim Industries Ltd.	711,724	0.1
39,543		Havells India Ltd.	324,359	0.0
89,068		HCL Technologies Ltd.	1,336,635	0.2
7,991		Hero Motocorp Ltd.	323,404	0.0
182,600		Hindalco Industries Ltd.	578,824	0.1
93,317		Hindustan Petroleum Corp. Ltd.	323,605	0.0
102,978		Hindustan Unilever Ltd.	2,285,408	0.3
250,407		Housing Development Finance Corp.	6,061,341	0.7
373,984		ICICI Bank Ltd.	1,578,592	0.2
301,201	(1)	Vodafone Idea Ltd.	160,244	0.0
42,620		Indiabulls Housing Finance Ltd.	504,029	0.1
228,419		Indian Oil Corp. Ltd.	483,157	0.1
132,364	(2)	Infosys Ltd. ADR	1,346,142	0.2
416,356		Infosys Ltd.	4,182,642	0.5
14,095	(3)	InterGlobe Aviation Ltd.	160,646	0.0
541,669		ITC Ltd.	2,225,384	0.3
133,072		JSW Steel Ltd.	700,959	0.1
55,816		Larsen & Toubro Ltd.	980,149	0.1
17,432	(1),(2)	Larsen & Toubro Ltd. GDS GDR	302,441	0.0
46,469		LIC Housing Finance Ltd.	267,786	0.0
33,572		Lupin Ltd.	417,308	0.1
47,647		Mahindra & Mahindra Financial Services Ltd.	263,328	0.0
94,223		Mahindra & Mahindra Ltd.	1,119,334	0.1
20,278		Mahindra & Mahindra Ltd. - SPON GDR	237,253	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
70,363		Marico Ltd.	$323,377	0.0
16,982		Maruti Suzuki India Ltd.	1,721,772	0.2
99,696		Motherson Sumi Systems Ltd.	353,326	0.0
83,404		Adani Ports & Special Economic Zone, Ltd.	378,540	0.0
3,579		Nestle India Ltd.	478,980	0.1
329,313		NTPC Ltd.	757,773	0.1
216,308		Oil & Natural Gas Corp., Ltd.	529,048	0.1
939		Page Industries Ltd.	426,096	0.1
94,621		Petronet LNG Ltd.	293,483	0.0
18,261		Pidilite Industries Ltd.	263,517	0.0
12,408		Piramal Enterprises, Ltd.	393,598	0.0
260,558		Power Grid Corp. of India Ltd.	677,734	0.1
60,210		Reliance Industries Ltd. GDR	2,071,763	0.3
327,415		Reliance Industries Ltd.	5,683,603	0.7
116,741		Rural Electrification Corp. Ltd.	157,847	0.0
23,396		Shriram Transport Finance Co. Ltd.	371,549	0.0
1,315		Shree Cement Ltd.	306,585	0.0
11,178		Siemens, Ltd.	145,791	0.0
249,993	(1)	State Bank of India	916,220	0.1
1,843	(1),(2)	State Bank of India Ltd. GDR	68,046	0.0
131,367		Sun Pharmaceutical Industries Ltd.	1,129,448	0.1
144,723		Tata Consultancy Services Ltd.	4,359,788	0.5
244,663	(1)	Tata Motors Ltd.	755,275	0.1
171,033		Tata Power Co. Ltd.	155,374	0.0
53,067		Tata Steel Ltd.	425,673	0.1
3,152		Tata Steel Ltd. - Partially Paid	5,929	0.0
75,187		Tech Mahindra Ltd.	773,297	0.1
48,967		Titan Co., Ltd.	544,378	0.1
15,741		Ultratech Cement Ltd.	881,979	0.1
44,488	(1)	United Spirits Ltd.	315,727	0.0
54,772		UPL Ltd.	502,076	0.1
205,681		Vedanta Ltd.	659,344	0.1
183,772		Wipro Ltd.	820,253	0.1
267,510		Yes Bank Ltd.	678,304	0.1
76,680		Zee Entertainment Enterprises Ltd.	464,326	0.1
			69,517,433	8.3

		Indonesia: 1.9%
2,269,500		Adaro Energy Tbk PT	279,247	0.0
3,172,900		Astra International Tbk PT	1,563,279	0.2
1,567,700		Bank Central Asia Tbk PT	2,539,284	0.3
464,000		Bank Danamon Indonesia Tbk PT	224,172	0.0
2,893,400		Bank Mandiri Persero TBK PT	1,303,806	0.2
8,736,100		Bank Rakyat Indonesia	1,846,101	0.2
725,600		Bank Tabungan Negara Persero Tbk PT	127,985	0.0
1,136,700		Bank Negara Indonesia Persero Tbk PT	564,476	0.1
1,145,500	(1)	Bumi Serpong Damai PT	88,711	0.0
1,180,100		Charoen Pokphand Indonesia Tbk PT	401,930	0.1
74,700		Gudang Garam Tbk PT	371,123	0.1
1,437,300		Hanjaya Mandala Sampoerna Tbk PT	371,260	0.1
425,700		Indah Kiat Pulp and Paper Corp. Tbk PT	495,317	0.1
281,800		Indocement Tunggal Prakarsa Tbk PT	349,735	0.1
357,100		Indofood CBP Sukses Makmur TBK PT	211,627	0.0
683,900		Indofood Sukses Makmur Tbk PT	270,801	0.0
350,531		Jasa Marga Persero Tbk PT	105,061	0.0
3,289,800		Kalbe Farma Tbk PT	304,715	0.0
396,400		Matahari Department Store Tbk PT	184,209	0.0
3,108,500		Pakuwon Jati Tbk PT	107,505	0.0
1,716,700		Perusahaan Gas Negara PT	258,955	0.0
461,500		Semen Indonesia Persero Tbk PT	307,217	0.0
956,600		Surya Citra Media Tbk PT	120,341	0.0
7,979,800		Telekomunikasi Indonesia Persero Tbk PT	1,953,257	0.2
317,800		Tower Bersama Infrastructure Tbk PT	119,840	0.0
232,800		Unilever Indonesia Tbk PT	734,729	0.1
258,000		United Tractors Tbk PT	571,220	0.1
756,700		Waskita Karya Persero Tbk PT	86,293	0.0
			15,862,196	1.9

		Malaysia: 2.4%
248,800		AirAsia Group Bhd	189,916	0.0
177,900		Alliance Bank Malaysia Bhd	179,694	0.0
260,100		AMMB Holdings Bhd	259,519	0.0
218,500		Astro Malaysia Holdings Bhd	77,662	0.0
420,900		Axiata Group Bhd	463,614	0.1
24,200		British American Tobacco Malaysia Bhd	185,484	0.0
703,200		CIMB Group Holdings Bhd	1,020,923	0.1
555,342		Dialog Group BHD	468,277	0.1
492,800		Digi.Com BHD	573,820	0.1
269,300		FGV Holdings Bhd	100,788	0.0
17,700		Fraser & Neave Holdings Bhd	161,325	0.0
283,000		Gamuda BHD	229,843	0.0
336,900		Genting Bhd	635,705	0.1
448,600		Genting Malaysia BHD	540,778	0.1
44,200		Genting Plantations Bhd	101,355	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
95,900		HAP Seng Consolidated Bhd	$229,378	0.0
213,500		Hartalega Holdings Bhd	341,322	0.1
98,772		Hong Leong Bank BHD	491,218	0.1
34,892		Hong Leong Financial Group Bhd	162,639	0.0
406,000		IHH Healthcare Bhd	511,036	0.1
461,400		IJM Corp. Bhd	200,555	0.0
333,500		IOI Corp. Bhd	365,848	0.1
300,540		IOI Properties Group Bhd	121,315	0.0
73,000		Kuala Lumpur Kepong Bhd	440,275	0.1
583,300		Malayan Banking BHD	1,379,579	0.2
131,700		Malaysia Airports Holdings Bhd	283,139	0.0
371,800		Maxis Bhd	524,558	0.1
191,700		MISC Bhd	280,746	0.0
328,700		My EG Services Bhd	138,880	0.0
8,900		Nestle Malaysia Bhd	314,839	0.0
366,600		Petronas Chemicals Group Bhd	829,060	0.1
37,800		Petronas Dagangan BHD	239,875	0.0
104,900		Petronas Gas BHD	478,559	0.1
91,680		PPB Group Bhd	371,727	0.1
217,900		Press Metal Aluminium Holdings Bhd	255,793	0.0
456,700		Public Bank BHD	2,758,355	0.3
77,500	(1)	RHB Bank Bhd	–	–
124,076		RHB Bank Bhd	161,850	0.0
382,300		Sime Darby Bhd	241,051	0.0
372,000		Sime Darby Plantation Bhd	475,842	0.1
451,800		Sime Darby Property Bhd	128,761	0.0
212,900		SP Setia Bhd Group	138,893	0.0
182,000		Telekom Malaysia BHD	141,622	0.0
477,600		Tenaga Nasional BHD	1,785,739	0.2
113,600		Top Glove Corp. Bhd	292,468	0.1
73,900		UMW Holdings Bhd	89,555	0.0
156,700		Westports Holdings Bhd	143,830	0.0
548,334		YTL Corp. Bhd	165,514	0.0
			19,672,524	2.4

		Mexico: 3.1%
478,100		Alfa SA de CV	614,678	0.1
78,500		Alsea SAB de CV	266,616	0.0
5,306,800		America Movil SAB de CV	4,267,786	0.5
67,300		Arca Continental SAB de CV	434,354	0.0
287,755		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	449,915	0.1
2,269,321	(1)	Cemex SA de CV	1,597,037	0.2
80,300		Coca-Cola Femsa SAB de CV	491,008	0.1
31,100		El Puerto de Liverpool SAB de CV	233,674	0.0
515,100		Fibra Uno Administracion SA de CV	681,240	0.1
307,000		Fomento Economico Mexicano SAB de CV	3,037,190	0.4
34,675		Gruma SAB de CV	440,821	0.0
56,900		Grupo Aeroportuario del Pacifico SA de CV	622,513	0.1
32,935		Grupo Aeroportuario del Sureste SA de CV	672,990	0.1
254,200		Grupo Bimbo SAB de CV	540,892	0.1
70,400		Grupo Carso SAB de CV	234,366	0.0
405,677		Grupo Financiero Banorte	2,934,731	0.3
354,900		Grupo Financiero Inbursa SA	557,933	0.1
556,000		Grupo Mexico SA de CV Series B	1,600,201	0.2
379,900	(2)	Grupo Televisa S.A.	1,349,971	0.2
21,575		Industrias Penoles, S.A. de C.V.	371,216	0.0
85,600		Infraestructura Energetica Nova SAB de CV	425,393	0.0
237,300		Kimberly-Clark de Mexico SA de CV	420,987	0.0
171,550		Mexichem SA de CV	587,325	0.1
37,900		Promotora y Operadora de Infraestructura SAB de CV	403,404	0.0
13,776		Southern Copper Corp.	594,297	0.1
821,200		Wal-Mart de Mexico SAB de CV	2,491,158	0.3
			26,321,696	3.1

		Pakistan: 0.1%
92,500		Habib Bank Ltd.	112,753	0.0
22,050		Lucky Cement Ltd.	91,232	0.0
72,700		MCB Bank Ltd.	117,797	0.1
99,300		Oil & Gas Development Co. Ltd.	122,359	0.0
87,700		United Bank Ltd./Pakistan	108,760	0.0
			552,901	0.1

		Peru: 0.3%
28,198		Cia de Minas Buenaventura SAA ADR	378,135	0.0
10,642		Credicorp Ltd.	2,374,018	0.3
			2,752,153	0.3

		Philippines: 0.9%
320,890		Aboitiz Equity Ventures, Inc.	290,684	0.0
248,400		Aboitiz Power Corp.	153,784	0.0
584,900	(1)	Alliance Global Group, Inc.	135,096	0.0
37,975		Ayala Corp.	652,095	0.1
1,130,400		Ayala Land, Inc.	837,910	0.1
147,320		Bank of the Philippine Islands	227,148	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Philippines: (continued)
302,899		BDO Unibank, Inc.	$671,608	0.1
645,050		DMCI Holdings, Inc.	135,845	0.0
5,745		Globe Telecom, Inc.	233,926	0.0
13,843		GT Capital Holdings, Inc.	209,821	0.0
79,980		International Container Terminal Services, Inc.	139,295	0.0
440,000		JG Summit Holdings, Inc.	439,002	0.1
66,220		Jollibee Foods Corp.	314,852	0.1
32,370		Manila Electric Co.	203,839	0.0
1,996,000		Megaworld Corp.	162,562	0.0
2,309,100		Metro Pacific Investments Corp.	202,815	0.0
128,296		Metropolitan Bank & Trust Co.	159,153	0.0
13,810		PLDT, Inc.	347,937	0.1
362,195		Robinsons Land Corp.	135,947	0.0
36,850		Security Bank Corp.	105,001	0.0
37,467		SM Investments Corp.	626,647	0.1
1,613,500		SM Prime Holdings, Inc.	1,079,698	0.1
134,240		Universal Robina Corp.	358,659	0.1
			7,823,324	0.9

		Poland: 1.2%
14,325	(1)	Alior Bank SA	244,479	0.0
5,070		Bank Handlowy w Warszawie	106,124	0.0
95,180	(1)	Bank Millennium SA	238,841	0.0
26,800		Bank Polska Kasa Opieki SA	771,303	0.1
5,416		Santander Bank Polska SA	550,816	0.1
4,675		CCC SA	278,712	0.0
10,887	(1)	CD Projekt SA	552,744	0.1
36,624	(1)	Cyfrowy Polsat SA	220,880	0.0
7,286	(1),(3)	Dino Polska SA	196,736	0.0
14,532		Grupa Lotos SA	295,574	0.0
8,345	(1)	Jastrzebska Spolka Weglowa SA	150,144	0.0
22,017	(1)	KGHM Polska Miedz SA	530,850	0.1
203	(2)	LPP SA	474,907	0.1
2,358		mBank SA	286,276	0.0
132,458	(1)	PGE Polska Grupa Energetyczna SA	342,361	0.1
18,232	(3)	PLAY Communications SA	99,504	0.0
46,323		Polski Koncern Naftowy Orlen	1,269,761	0.2
270,572	(1)	Polskie Gornictwo Naftowe I Gazownictwo SA	474,930	0.1
137,885		Powszechna Kasa Oszczednosci Bank Polski SA	1,601,838	0.2
93,230		Powszechny Zaklad Ubezpieczen SA	1,003,309	0.1
105,322	(1)	Orange Polska SA	126,785	0.0
7,165		Grupa Azoty SA	61,372	0.0
			9,878,246	1.2

		Qatar: 0.9%
15,194		Barwa Real Estate Co.	147,642	0.0
31,050		Commercial Bank QSC/The	345,352	0.0
24,114		Doha Bank QPSC	139,081	0.0
125,126	(1)	Ezdan Holding Group QSC	364,278	0.1
28,342		Industries Qatar QSC	973,489	0.1
57,549		Masraf Al Rayan	592,718	0.1
12,391		Ooredoo QPSC	234,595	0.0
7,408		Qatar Electricity & Water Co. QSC	391,633	0.1
24,077		Qatar Insurance Co. SAQ	251,284	0.0
17,525		Qatar Islamic Bank SAQ	675,049	0.1
71,984		Qatar National Bank QPSC	3,510,510	0.4
			7,625,631	0.9

		Romania: 0.1%
58,057		NEPI Rockcastle PLC	527,722	0.1

		Russia: 3.3%
409,700		Alrosa PJSC	667,293	0.1
1,583,063		Gazprom PJSC	3,915,243	0.5
5,340,000	(1)	Inter RAO UES PJSC	333,983	0.0
66,392		Lukoil PJSC	5,089,305	0.6
55,773		Magnit PJSC GDR	791,196	0.1
371,400		Magnitogorsk Iron & Steel Works PJSC	295,589	0.0
9,958		MMC Norilsk Nickel OJSC	1,727,587	0.2
78,392		Mobile TeleSystems PJSC ADR	668,684	0.1
234,745	(1)	Moscow Exchange MICEX-RTS PJ	349,152	0.0
11,598		Novatek PJSC GDR	2,127,204	0.3
197,570		Novolipetsk Steel PJSC	535,587	0.1
19,214		PhosAgro OJSC GDR	260,926	0.0
4,392		Polyus PJSC	276,447	0.0
152,836		Rosneft Oil Co. PJSC	1,146,668	0.1
18,693,910		RusHydro JSC	176,904	0.0
1,185,442		Sberbank of Russia PJSC	3,664,313	0.4
50,730		Sberbank PAO ADR	637,930	0.1
34,031		Severstal PJSC	566,322	0.1
1,139,851		Surgutneftegas PJSC	476,583	0.1
239,355		Tatneft PJSC	3,042,734	0.4
681,827,930		VTB Bank PJSC	423,420	0.1
1,245		X5 Retail Group N.V. GDR	28,169	0.0
17,970		X5 Retail Group NV GDR	405,192	0.0
			27,606,431	3.3

		Singapore: 0.0%
31,000	(3)	BOC Aviation Ltd.	240,502	0.0

		South Africa: 5.9%
112,339		Absa Group Ltd.	1,204,857	0.1
8,695		Anglo American Platinum Ltd.	284,266	0.0
63,300		AngloGold Ashanti Ltd.	546,962	0.1
60,413		Aspen Pharmacare Holdings Ltd.	722,921	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
51,774		Bid Corp. Ltd.	$1,079,151	0.1
51,794		Bidvest Group Ltd.	677,504	0.1
6,379	(2)	Capitec Bank Holdings Ltd.	461,431	0.1
40,670		Clicks Group Ltd.	502,657	0.1
36,256		Coronation Fund Managers Ltd.	138,166	0.0
54,741		Discovery Ltd.	657,416	0.1
39,576		Exxaro Resources Ltd.	406,853	0.1
532,008	(2)	FirstRand Ltd.	2,551,957	0.3
159,975	(2)	Fortress REIT Ltd. - A	190,517	0.0
132,485	(2)	Fortress REIT Ltd. - B	142,661	0.0
34,883		Foschini Group Ltd./The	428,058	0.1
125,863		Gold Fields Ltd.	301,589	0.0
464,572		Growthpoint Properties Ltd.	763,158	0.1
39,004		Hyprop Investments Ltd.	254,579	0.0
24,323	(2)	Imperial Holdings Ltd.	300,729	0.0
46,619		Investec Ltd.	328,117	0.0
10,239		Kumba Iron Ore Ltd.	232,000	0.0
21,118		Liberty Holdings Ltd.	168,421	0.0
213,509		Life Healthcare Group Holdings Ltd.	370,815	0.1
154,688	(1)	MMI Holdings Ltd.	189,713	0.0
18,827		Mondi Ltd.	517,026	0.1
39,560		Mr Price Group Ltd.	638,002	0.1
270,166		MTN Group Ltd.	1,673,023	0.2
69,163		Naspers Ltd.	14,894,176	1.8
34,203	(2)	Nedbank Group Ltd.	639,828	0.1
178,811		Netcare Ltd.	306,127	0.0
777,064		Old Mutual Ltd.	1,664,440	0.2
56,452		Pick n Pay Stores Ltd.	274,570	0.0
19,533		Pioneer Foods Group Ltd.	127,078	0.0
23,932		PSG Group Ltd.	387,697	0.0
111,265		Rand Merchant Investment Holdings Ltd.	303,010	0.0
810,601		Redefine Properties Ltd.	574,364	0.1
22,659		Reinet Investments SCA	421,590	0.1
82,029		Remgro Ltd.	1,143,186	0.1
79,878		Resilient REIT Ltd.	328,159	0.0
108,147		RMB Holdings Ltd.	604,634	0.1
277,351		Sanlam Ltd.	1,549,463	0.2
82,862		Sappi Ltd.	519,821	0.1
87,450	(2)	Sasol Ltd.	3,378,722	0.4
69,229		Shoprite Holdings Ltd.	937,421	0.1
29,570	(2)	Spar Group Ltd.	385,024	0.1
204,289		Standard Bank Group Ltd.	2,526,140	0.3
41,290		Telkom SA Ltd.	150,798	0.0
24,738		Tiger Brands Ltd.	463,590	0.1
68,404		Truworths International Ltd.	403,455	0.0
92,292	(2)	Vodacom Group Pty Ltd.	821,443	0.1
154,909	(2)	Woolworths Holdings Ltd./South Africa	543,098	0.1
			49,080,383	5.9

		South Korea: 13.8%
5,040		Amorepacific Corp.	1,185,451	0.1
4,460		AMOREPACIFIC Group	375,041	0.1
1,267		BGF retail Co. Ltd.	234,725	0.0
40,884		BNK Financial Group, Inc.	316,902	0.0
5,552	(1)	Celltrion Healthcare Co. Ltd.	461,565	0.1
2,362	(1)	Celltrion Pharm, Inc.	170,470	0.0
12,851	(1)	Celltrion, Inc.	3,444,016	0.4
10,316		Cheil Worldwide, Inc.	201,438	0.0
1,248		CJ CheilJedang Corp.	375,118	0.1
2,407		CJ Corp.	292,913	0.0
2,010		CJ ENM Co. Ltd.	449,371	0.1
1,337	(1)	CJ Logistics Corp.	190,416	0.0
8,112		Coway Co., Ltd.	634,773	0.1
4,272		Daelim Industrial Co., Ltd.	318,127	0.0
28,163	(1)	Daewoo Engineering & Construction Co., Ltd.	150,238	0.0
26,593		DGB Financial Group, Inc.	243,282	0.0
7,764		DB Insurance Co. Ltd	509,551	0.1
5,464		Dongsuh Cos, Inc.	103,474	0.0
9,514	(1)	Doosan Heavy Industries and Construction Co. Ltd.	127,803	0.0
5,144		Doosan Bobcat, Inc.	187,345	0.0
3,249		E-Mart, Inc.	607,869	0.1
2,995		Hyundai Glovis Co., Ltd.	350,957	0.0
8,094		GS Engineering & Construction Corp.	381,471	0.1
8,087		GS Holdings Corp.	401,753	0.1
4,534		GS Retail Co. Ltd.	157,407	0.0
46,680		Hana Financial Group, Inc.	1,874,333	0.2
11,378		Hankook Tire Co. Ltd.	513,653	0.1
984		Hanmi Pharm Co. Ltd.	443,502	0.1
2,111		Hanmi Science Co. Ltd.	167,068	0.0
29,322		Hanon Systems Corp.	334,405	0.0
1,768		Hanssem Co. Ltd.	122,101	0.0
16,950		Hanwha Chemical Corp.	294,868	0.0
6,859		Hanwha Corp.	202,852	0.0
42,480		Hanwha Life Insurance Co. Ltd.	202,596	0.0
4,140	(1)	HDC Hyundai Development Co-Engineering & Construction	189,972	0.0
4,968	(1)	HLB, Inc.	537,291	0.1
2,749		Lotte Chemical Corp.	688,921	0.1
5,002		Hotel Shilla Co. Ltd.	489,111	0.1
2,127		Hyundai Department Store Co. Ltd.	190,608	0.0
12,190		Hyundai Engineering & Construction Co. Ltd.	741,401	0.1
5,864	(1)	Hyundai Heavy Industries Co. Ltd	710,761	0.1
10,804		Hyundai Mobis Co. Ltd.	2,220,700	0.3
24,571		Hyundai Motor Co.	2,868,141	0.3
12,433		Hyundai Steel Co.	633,417	0.1
1,511	(1)	Hyundai Heavy Industries Holdings Co., Ltd.	551,605	0.1
9,977		Hyundai Marine & Fire Insurance Co., Ltd.	377,143	0.1
38,646		Industrial Bank Of Korea	531,111	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
5,285	(3)	Orange Life Insurance Ltd.	$162,485	0.0
8,227		Kakao Corp.	882,244	0.1
18,016		Kangwon Land, Inc.	466,120	0.1
62,854		KB Financial Group, Inc.	3,061,241	0.4
910		KCC Corp.	278,188	0.0
3,834		KEPCO Plant Service & Engineering Co. Ltd.	117,496	0.0
41,196		Kia Motors Corp.	1,303,109	0.2
11,337	(1)	Korea Aerospace Industries Ltd.	359,122	0.1
39,921		Korea Electric Power Corp.	1,056,645	0.1
4,209	(1)	Korea Gas Corp.	230,192	0.0
6,388		Korea Investment Holdings Co., Ltd.	438,037	0.1
1,358		Korea Zinc Co., Ltd.	533,681	0.1
7,559		Korean Air Lines Co. Ltd.	191,448	0.0
3,610		KT Corp.	98,138	0.0
18,354		KT&G Corp.	1,720,817	0.2
3,020		Kumho Petrochemical Co. Ltd.	268,137	0.0
7,181		LG Chem Ltd.	2,365,741	0.3
14,602		LG Corp.	955,776	0.1
36,567		LG Display Co., Ltd.	631,853	0.1
16,989		LG Electronics, Inc.	1,087,137	0.1
1,471		LG Household & Health Care Ltd.	1,691,823	0.2
2,309		LG Innotek Co. Ltd.	271,553	0.0
43,229		LG Uplus Corp.	713,223	0.1
4,528	(1)	Lotte Corp.	233,094	0.0
1,784		Lotte Shopping Co. Ltd.	337,138	0.0
689		Medy-Tox, Inc.	384,584	0.1
61,146		Mirae Asset Daewoo Co., Ltd.	466,831	0.1
4,491		NAVER Corp.	2,898,759	0.4
2,843		NCSoft Corp.	1,134,282	0.1
4,184	(3)	Netmarble Corp.	433,654	0.1
22,307		NH Investment & Securities Co., Ltd.	287,393	0.0
2,777		OCI Co. Ltd.	275,331	0.0
3,388		Orion Corp./Republic of Korea	322,117	0.0
181		Ottogi Corp.	121,881	0.0
40,008	(1)	Pan Ocean Co. Ltd.	188,975	0.0
966	(1)	Pearl Abyss Corp.	186,121	0.0
12,470		POSCO	3,310,122	0.4
7,394		Posco Daewoo Corp.	139,511	0.0
2,642		S-1 Corp.	217,695	0.0
2,601	(1),(3)	Samsung Biologics Co. Ltd.	1,251,660	0.2
11,949		Samsung C&T Corp.	1,394,359	0.2
4,454		Samsung Card Co.	147,726	0.0
8,831		Samsung Electro-Mechanics Co. Ltd.	1,106,072	0.1
756,936		Samsung Electronics Co., Ltd.	31,678,433	3.8
4,755		Samsung Fire & Marine Insurance Co. Ltd.	1,217,417	0.1
66,797	(1)	Samsung Heavy Industries Co., Ltd.	486,433	0.1
10,858		Samsung Life Insurance Co. Ltd.	952,408	0.1
8,721		Samsung SDI Co., Ltd.	2,031,047	0.2
5,590		Samsung SDS Co. Ltd.	1,163,916	0.1
10,386		Samsung Securities Co. Ltd.	305,837	0.0
25,635	(1)	Samsung Engineering Co. Ltd.	445,981	0.1
67,610		Shinhan Financial Group Co., Ltd.	2,732,020	0.3
1,201		Shinsegae, Inc.	392,641	0.1
9,270	(1)	SillaJen, Inc.	855,310	0.1
4,915		SK Holdings Co. Ltd.	1,271,835	0.2
91,573		SK Hynix, Inc.	6,058,278	0.7
10,307		SK Innovation Co. Ltd.	1,997,909	0.2
3,104		SK Telecom Co., Ltd.	786,973	0.1
6,972		S-Oil Corp.	861,194	0.1
2,178	(1)	ViroMed Co. Ltd.	472,914	0.1
73,126		Woori Bank	1,113,508	0.1
1,394		Yuhan Corp.	304,668	0.0
			115,607,269	13.8

		Taiwan: 11.9%
452,462		Acer, Inc.	373,715	0.1
52,694		Advantech Co. Ltd.	392,191	0.1
17,000		Airtac International Group	166,465	0.0
556,243		ASE Industrial Holding Co. Ltd.	1,358,635	0.2
361,356		Asia Cement Corp.	491,051	0.1
109,000		Asustek Computer, Inc.	942,944	0.1
1,319,000		AU Optronics Corp.	556,249	0.1
102,000		Catcher Technology Co., Ltd.	1,121,274	0.1
1,282,611		Cathay Financial Holding Co., Ltd.	2,204,303	0.3
182,710		Chailease Holding Co. Ltd.	639,480	0.1
789,770		Chang Hwa Commercial Bank Ltd.	488,736	0.1
307,650		Cheng Shin Rubber Industry Co. Ltd.	483,597	0.1
89,816		Chicony Electronics Co. Ltd.	181,833	0.0
408,000		China Airlines Ltd.	123,580	0.0
2,118,000		China Development Financial Holding Corp.	790,253	0.1
414,827		China Life Insurance Co., Ltd.	417,105	0.1
1,949,535		China Steel Corp.	1,627,905	0.2
2,727,170		CTBC Financial Holding Co. Ltd.	2,053,332	0.3
611,000		Chunghwa Telecom Co., Ltd.	2,200,787	0.3
656,000		Compal Electronics, Inc.	406,884	0.1
335,703		Delta Electronics, Inc.	1,439,102	0.2
1,537,273		E.Sun Financial Holding Co., Ltd.	1,135,012	0.1
28,386		Eclat Textile Co. Ltd.	351,282	0.1
331,821		Eva Airways Corp.	161,353	0.0
327,649		Evergreen Marine Corp. Taiwan Ltd	137,327	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
515,685		Far Eastern New Century Corp.	$603,013	0.1
251,000		Far EasTone Telecommunications Co., Ltd.	598,456	0.1
51,312		Feng TAY Enterprise Co., Ltd.	315,997	0.0
1,493,942		First Financial Holding Co., Ltd.	1,017,426	0.1
566,600		Formosa Chemicals & Fibre Co.	2,374,421	0.3
194,000		Formosa Petrochemical Corp.	940,361	0.1
716,600		Formosa Plastics Corp.	2,745,119	0.3
111,000		Formosa Taffeta Co. Ltd.	135,383	0.0
148,849		Foxconn Technology Co., Ltd.	363,239	0.1
1,044,000		Fubon Financial Holding Co., Ltd.	1,770,773	0.2
27,000		General Interface Solution Holding Ltd.	113,786	0.0
50,000		Giant Manufacturing Co., Ltd.	214,415	0.0
34,000		Globalwafers Co. Ltd.	374,681	0.1
128,300		Highwealth Construction Corp.	203,227	0.0
36,249		Hiwin Technologies Corp.	299,506	0.0
2,595,463		HON HAI Precision Industry Co., Ltd.	6,730,500	0.8
43,000		Hotai Motor Co. Ltd.	368,313	0.1
107,000	(1)	HTC Corp.	142,078	0.0
1,206,824		Hua Nan Financial Holdings Co. Ltd.	730,963	0.1
1,377,439		Innolux Corp.	478,332	0.1
383,000		Inventec Co., Ltd.	343,653	0.0
16,000		Largan Precision Co. Ltd.	1,900,820	0.2
339,538		Lite-On Technology Corp.	426,661	0.1
295,581		Macronix International	246,249	0.0
235,820		MediaTek, Inc.	1,902,848	0.2
1,679,826		Mega Financial Holdings Co., Ltd.	1,512,360	0.2
108,000		Micro-Star International Co., Ltd.	292,131	0.0
835,890		Nan Ya Plastics Corp.	2,320,733	0.3
158,000		Nanya Technology Corp.	301,716	0.0
24,000		Nien Made Enterprise Co. Ltd.	187,833	0.0
93,000		Novatek Microelectronics Corp., Ltd.	458,941	0.1
305,000		Pegatron Corp.	610,351	0.1
23,000		Phison Electronics Corp.	183,305	0.0
326,000		Pou Chen Corp.	344,205	0.0
117,000		Powertech Technology, Inc.	318,774	0.0
88,000		President Chain Store Corp.	1,033,184	0.1
422,000		Quanta Computer, Inc.	735,372	0.1
73,760		Realtek Semiconductor Corp.	328,694	0.0
148,032		Ruentex Development Co. Ltd.	173,325	0.0
89,081		Ruentex Industries Ltd.	176,998	0.0
1,625,943		Shin Kong Financial Holding Co., Ltd.	635,880	0.1
1,673,454		SinoPac Financial Holdings Co., Ltd.	610,908	0.1
78,914		Standard Foods Corp.	131,197	0.0
219,800		Synnex Technology International Corp.	280,120	0.0
28,000	(1)	TaiMed Biologics, Inc.	172,596	0.0
1,581,598		Taishin Financial Holdings Co., Ltd.	763,797	0.1
630,326		Taiwan Business Bank	229,107	0.0
719,900		Taiwan Cement Corp.	968,638	0.1
1,317,420		Taiwan Cooperative Financial Holding Co. Ltd.	802,419	0.1
275,000		Taiwan High Speed Rail Corp.	269,319	0.0
252,000		Taiwan Mobile Co., Ltd.	903,576	0.1
3,868,000		Taiwan Semiconductor Manufacturing Co., Ltd.	33,007,717	4.0
293,000		Teco Electric and Machinery Co. Ltd.	212,511	0.0
752,209		Uni-President Enterprises Corp.	1,962,517	0.2
1,885,000		United Microelectronics Corp.	994,553	0.1
143,000		Vanguard International Semiconductor Corp.	319,146	0.0
50,000		Walsin Technology Corp.	348,841	0.0
57,000		Win Semiconductors Corp.	250,941	0.0
475,000		Winbond Electronics Corp.	225,918	0.0
415,382		Wistron Corp.	270,572	0.0
259,000	(4)	WPG Holdings Ltd.	321,491	0.0
39,537		Yageo Corp.	593,695	0.1
1,574,586		Yuanta Financial Holding Co., Ltd.	830,045	0.1
74,000		Zhen Ding Technology Holding Ltd.	165,232	0.0
			99,833,273	11.9

		Thailand: 2.4%
162,300		Advanced Info Service PCL	1,008,921	0.1
672,300		Airports of Thailand PCL	1,361,646	0.2
38,800		Bangkok Bank PCL - Foreign Reg	261,572	0.0
599,800		Bangkok Dusit Medical Services PCL	472,913	0.1
1,144,500		Bangkok Expressway & Metro PCL	307,892	0.0
345,100		Banpu PCL	203,863	0.0
182,800	(2)	Berli Jucker PCL	336,336	0.0
888,100		BTS Group Holdings PCL	255,444	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
56,000		Bumrungrad Hospital PCL	$321,907	0.0
214,400		Central Pattana PCL	550,262	0.1
525,600		Charoen Pokphand Foods PCL	410,371	0.1
806,300		CP ALL PCL	1,720,629	0.2
81,700		Delta Electronics Thailand PCL	176,208	0.0
20,200		Electricity Generating PCL	147,272	0.0
200,600		Energy Absolute PCL	299,062	0.0
77,600		Glow Energy PCL	211,190	0.0
629,451		Home Product Center PCL	307,706	0.0
246,500		Indorama Ventures PCL	449,802	0.1
1,604,400		IRPC PCL	337,440	0.1
25,600		Kasikornbank PCL	170,981	0.0
259,400		Kasikornbank PCL - Foreign	1,748,410	0.2
551,400		Krung Thai Bank PCL	344,422	0.1
442,400		Land & House Pub Co. Ltd.	157,515	0.0
357,200		Minor International PCL	452,928	0.1
218,300		PTT Exploration & Production PCL	1,047,688	0.1
347,900		PTT Global Chemical PCL	874,242	0.1
1,701,800		PTT PCL	2,856,961	0.4
84,600		Robinson PCL	184,618	0.0
58,800		Siam Cement PCL	854,198	0.1
282,800		Siam Commercial Bank PCL	1,302,875	0.2
168,800		Thai Oil PCL	462,189	0.1
303,200		Thai Union Group PCL	167,812	0.0
1,990,100		TMB Bank PCL	141,592	0.0
1,573,690		True Corp. PCL	294,470	0.0
			20,201,337	2.4

		Turkey: 0.6%
332,618		Akbank Turk AS	380,992	0.1
34,418		Anadolu Efes Biracilik Ve Malt Sanayii AS	120,125	0.0
39,290		Arcelik A/S	89,973	0.0
53,285		Aselsan Elektronik Sanayi Ve Ticaret AS	242,419	0.0
32,362		BIM Birlesik Magazalar AS	435,634	0.1
13,672		Coca-Cola Icecek AS	76,362	0.0
309,782		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	91,627	0.0
215,894		Eregli Demir ve Celik Fabrikalari TAS	393,921	0.1
11,150		Ford Otomotiv Sanayi A/S	121,429	0.0
140,364		Haci Omer Sabanci Holding AS	177,022	0.0
113,246		KOC Holding AS	319,881	0.1
129,371		Petkim Petrokimya Holding	114,444	0.0
28,961		TAV Havalimanlari Holding AS	149,803	0.0
20,115		Tofas Turk Otomobil Fabrikasi AS	71,150	0.0
18,704		Tupras Turkiye Petrol Rafine	415,296	0.1
85,837	(1)	Turk Hava Yollari	270,741	0.0
166,929		Turkcell Iletisim Hizmet AS	318,086	0.0
346,341		Turkiye Garanti Bankasi A/S	441,566	0.1
102,346	(1)	Turkiye Halk Bankasi AS	113,458	0.0
244,344		Turkiye Is Bankasi	178,457	0.0
116,658		Turk Sise Ve Cam Fabrikalari	112,663	0.0
125,841	(1)	Turkiye Vakiflar Bankasi Tao	78,798	0.0
25,210	(1)	Ulker Biskuvi Sanayi AS	70,684	0.0
270,383	(1)	Yapi Ve Kredi Bankasi	84,020	0.0
			4,868,551	0.6

		United Arab Emirates: 0.6%
322,813		Abu Dhabi Commercial Bank PJSC	698,987	0.1
562,674		Aldar Properties PJSC	280,341	0.0
284,076		DAMAC Properties Dubai Co. PJSC	157,810	0.0
25,448		DP World Ltd.	486,057	0.1
297,563		Dubai Investments PJSC	153,196	0.0
261,001		Dubai Islamic Bank PJSC	382,305	0.1
119,637	(1)	Emaar Development PJSC	170,563	0.0
307,014		Emaar Malls PJSC	152,964	0.0
547,033		Emaar Properties PJSC	737,412	0.1
269,538		Emirates Telecommunications Group Co. PJSC	1,225,506	0.1
223,706		First Abu Dhabi Bank PJSC	872,950	0.1
			5,318,091	0.6

	Total Common Stock
	(Cost $723,626,547)		786,374,548	93.9

PREFERRED STOCK: 3.1%
		Brazil: 2.1%
536,321		Banco Bradesco SA	3,795,435	0.4
27,900		Braskem SA	402,623	0.0
24,800		Cia Brasileira de Distribuicao	534,190	0.1
141,259		Cia Energetica de Minas Gerais	248,341	0.0
36,400	(1)	Centrais Eletricas Brasileiras SA	166,473	0.0
158,900		Gerdau SA	672,026	0.1
508,350		Itau Unibanco Holding S.A.	5,554,837	0.7
688,287		Investimentos Itau SA	1,714,518	0.2
116,960		Lojas Americanas SA	457,872	0.1
624,400		Petroleo Brasileiro SA	3,262,270	0.4
68,800		Telefonica Brasil SA	667,122	0.1
			17,475,707	2.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Chile: 0.1%
45,565		Embotelladora Andina SA	$177,339	0.0
19,155		Sociedad Quimica y Minera de Chile SA	879,313	0.1
			1,056,652	0.1

		Colombia: 0.1%
571,663		Grupo Aval Acciones y Valores	224,783	0.1
18,977		Grupo de Inversiones Suramericana SA	217,773	0.0
			442,556	0.1

		Russia: 0.1%
1,100,823		Surgutneftegas PJSC	638,042	0.1
72		Transneft PJSC	182,000	0.0
			820,042	0.1

		South Korea: 0.7%
1,424		Amorepacific Corp.	176,490	0.0
3,742		Hyundai Motor Co.	264,119	0.0
5,807		Hyundai Motor Co.- Series 2	443,548	0.1
338		LG Household & Health Care Ltd.	244,987	0.0
1,286		LG Chem Ltd.	236,474	0.0
135,213		Samsung Electronics Co., Ltd.	4,611,744	0.6
			5,977,362	0.7

		Total Preferred Stock
		(Cost $24,971,180)	25,772,319	3.1

WARRANTS: –%
		Thailand: –%
98,677	(1),(4)	BTS Group Holdings PCL	–	–

		Total Warrants
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $748,597,727)	812,146,867	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateral(5): 1.7%
3,396,251	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,396,885, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,464,176, due 10/25/18-08/20/68)	3,396,251	0.4
713,972	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $714,104, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $728,251, due 05/23/19-09/09/49)	713,972	0.1
3,396,251	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,396,885, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,464,176, due 09/30/18-08/20/68)	3,396,251	0.4
3,396,251	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $3,396,882, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,464,176, due 10/04/18-09/09/49)	3,396,251	0.4
3,396,251	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $3,396,952, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,464,660, due 04/15/20-02/15/48)	3,396,251	0.4
		14,298,976	1.7

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
24,200,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $24,200,000)	$24,200,000	2.9

	Total Short-Term Investments
	(Cost $38,498,976)	38,498,976	4.6

	Total Investments in Securities (Cost $787,096,703)	$850,645,843	101.6
	Liabilities in Excess of Other Assets	(13,518,787)	(1.6)
	Net Assets	$837,127,056	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	22.1%
Information Technology	15.3
Communication Services	13.8
Consumer Discretionary	10.4
Energy	8.6
Materials	7.8
Consumer Staples	6.4
Industrials	4.6
Health Care	3.3
Real Estate	2.4
Utilities	2.3
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Brazil	$32,321,144	$–	$–	$32,321,144

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Chile	$7,874,542	$–	$–	$7,874,542
China	64,057,118	188,042,275	147,426	252,246,819
Colombia	3,363,769	–	–	3,363,769
Czech Republic	768,969	770,425	–	1,539,394
Egypt	263,663	760,398	–	1,024,061
Greece	549,864	1,857,370	–	2,407,234
Hungary	–	2,307,922	–	2,307,922
India	1,699,386	67,818,047	–	69,517,433
Indonesia	–	15,862,196	–	15,862,196
Malaysia	1,575,005	18,097,519	–	19,672,524
Mexico	26,321,696	–	–	26,321,696
Pakistan	339,310	213,591	–	552,901
Peru	2,752,153	–	–	2,752,153
Philippines	527,005	7,296,319	–	7,823,324
Poland	286,276	9,591,970	–	9,878,246
Qatar	1,495,003	6,130,628	–	7,625,631
Romania	527,722	–	–	527,722
Russia	1,567,540	26,038,891	–	27,606,431
Singapore	–	240,502	–	240,502
South Africa	5,776,449	43,303,934	–	49,080,383
South Korea	6,945,650	108,661,619	–	115,607,269
Taiwan	–	99,511,782	321,491	99,833,273
Thailand	586,579	19,614,758	–	20,201,337
Turkey	–	4,868,551	–	4,868,551
United Arab Emirates	2,144,868	3,173,223	–	5,318,091
Total Common Stock	161,743,711	624,161,920	468,917	786,374,548
Preferred Stock	19,219,902	6,552,417	–	25,772,319
Warrants	–	–	–	–
Short-Term Investments	24,200,000	14,298,976	–	38,498,976
Total Investments, at fair value	$205,163,613	$645,013,313	$468,917	$850,645,843
Other Financial Instruments+
Futures	628,601	–	–	628,601
Total Assets	$205,792,214	$645,013,313	$468,917	$851,274,444

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $80,232,169 and $3,705,497 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $244,881 transferred from Level 1 and Level 2 to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	526	12/21/18	$27,607,110	$628,601
			$27,607,110	$628,601

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$628,601
Total Asset Derivatives		$628,601

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $823,556,347.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$124,509,158
Gross Unrealized Depreciation	(95,822,785)

Net Unrealized Appreciation	$28,686,373

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Belgium: 2.6%
118,199	Anheuser-Busch InBev SA/NV	$10,346,609	2.6

	Finland: 1.1%
782,162	Nokia OYJ - Finland	4,348,633	1.1

	France: 36.5%
59,483	Air Liquide SA	7,811,435	2.0
289,021	AXA S.A.	7,744,514	2.0
160,150	BNP Paribas	9,807,035	2.5
90,295	Danone	7,017,289	1.8
256,722	Engie SA	3,779,523	1.0
30,436	Essilor International Cie Generale d'Optique SA	4,505,126	1.1
33,955	L'Oreal S.A.	8,186,109	2.1
37,155	LVMH Moet Hennessy Louis Vuitton SE	13,129,489	3.4
284,334	Orange SA	4,524,211	1.2
10,369	Kering SA	5,561,460	1.4
49,812	Safran S.A.	6,974,873	1.8
157,401	Sanofi	14,063,333	3.6
74,820	Schneider Electric SE	6,007,816	1.5
112,212	Societe Generale	4,818,425	1.2
370,047	(1) Total SA	24,060,718	6.1
19,207	(2) Unibail-Rodamco-Westfield	3,869,183	1.0
77,265	Vinci SA	7,350,972	1.9
135,455	Vivendi SA	3,483,502	0.9
		142,695,013	36.5

	Germany: 29.2%
24,865	Adidas AG	6,080,970	1.6
59,706	Allianz SE	13,288,562	3.4
127,568	BASF SE	11,319,507	2.9
129,522	Bayer AG	11,488,679	2.9
44,506	Bayerische Motoren Werke AG	4,009,577	1.0
124,028	Daimler AG	7,816,521	2.0
136,145	Deutsche Post AG	4,840,541	1.2
450,426	Deutsche Telekom AG	7,251,238	1.9
56,923	Fresenius SE & Co. KGaA	4,174,176	1.1
23,733	(2) Linde AG	5,604,712	1.4
20,769	Muenchener Rueckversicherungs-Gesellschaft AG	4,587,587	1.2
150,101	SAP SE	18,456,940	4.7
118,057	Siemens AG	15,095,185	3.9
		114,014,195	29.2

	Ireland: 1.0%
117,139	CRH PLC	3,832,127	1.0

	Italy: 4.6%
1,078,950	Enel S.p.A.	5,515,077	1.4
352,823	ENI S.p.A.	6,650,559	1.7
2,266,404	Intesa Sanpaolo SpA	5,774,640	1.5
		17,940,276	4.6

	Netherlands: 12.8%
79,355	Airbus SE	9,962,434	2.6
59,926	ASML Holding NV	11,251,373	2.9
540,472	ING Groep NV	7,014,835	1.8
173,170	Koninklijke Ahold Delhaize NV	3,972,955	1.0
132,007	Koninklijke Philips NV	6,017,070	1.5
210,175	Unilever NV	11,690,940	3.0
		49,909,607	12.8

	Spain: 9.8%
60,948	Amadeus IT Group SA	5,649,200	1.4
926,105	(1) Banco Bilbao Vizcaya Argentaria SA	5,871,730	1.5
2,241,156	Banco Santander SA	11,220,698	2.9
812,419	Iberdrola S.A.	5,967,096	1.5
154,362	Industria de Diseno Textil SA	4,663,513	1.2
647,725	Telefonica S.A.	5,109,467	1.3
		38,481,704	9.8

	Total Common Stock
	(Cost $342,035,857)	381,568,164	97.6

PREFERRED STOCK: 1.1%
	Germany: 1.1%
25,427	Volkswagen AG	4,465,302	1.1

	Total Preferred Stock
	(Cost $3,500,375)	4,465,302	1.1

	Total Long-Term Investments
	(Cost $345,536,232)	386,033,466	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
	Securities Lending Collateral(3): 8.1%
7,520,112	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $7,521,515, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,670,514, due 10/25/18-08/20/68)	7,520,112	2.0

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,581,176	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,581,468, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $1,612,800, due 05/23/19-09/09/49)	$1,581,176	0.4
7,520,112	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $7,521,515, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,670,514, due 09/30/18-08/20/68)	7,520,112	1.9
7,520,112	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $7,521,509, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,670,514, due 10/04/18-09/09/49)	7,520,112	1.9
7,520,112	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $7,521,663, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,671,587, due 04/15/20-02/15/48)	7,520,112	1.9
		31,661,624	8.1

	Total Short-Term Investments
	(Cost $31,661,624)	31,661,624	8.1

	Total Investments in Securities (Cost $377,197,856)	$417,695,090	106.8
	Liabilities in Excess of Other Assets	(26,732,109)	(6.8)
	Net Assets	$390,962,981	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	18.0%
Industrials	12.9
Consumer Discretionary	11.7
Consumer Staples	10.5
Health Care	10.2
Information Technology	10.1
Energy	7.8
Materials	7.3
Communication Services	5.3
Utilities	3.9
Real Estate	1.0
Short-Term Investments	8.1
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$10,346,609	$–	$10,346,609
Finland	–	4,348,633	–	4,348,633
France	–	142,695,013	–	142,695,013
Germany	–	114,014,195	–	114,014,195
Ireland	–	3,832,127	–	3,832,127
Italy	–	17,940,276	–	17,940,276
Netherlands	–	49,909,607	–	49,909,607
Spain	–	38,481,704	–	38,481,704
Total Common Stock	–	381,568,164	–	381,568,164
Preferred Stock	–	4,465,302	–	4,465,302
Short-Term Investments	–	31,661,624	–	31,661,624
Total Investments, at fair value	$–	$417,695,090	$–	$417,695,090
Other Financial Instruments+
Forward Foreign Currency Contracts	–	16,960	–	16,960
Total Assets	$–	$417,712,050	$–	$417,712,050
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(18,189)	$–	$(18,189)
Futures	(13,686)	–	–	(13,686)
Total Liabilities	$(13,686)	$(18,189)	$–	$(31,875)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 863,603	EUR 730,000	Morgan Stanley	12/19/18	$10,299
USD 941,789	EUR 800,000	State Street Bank and Trust Co.	12/19/18	6,661
EUR 2,170,000	USD 2,554,724	State Street Bank and Trust Co.	12/19/18	(18,189)
				$(1,229)

At September 30, 2018, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	89	12/21/18	$3,499,901	$(13,686)
			$3,499,901	$(13,686)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$16,960
Total Asset Derivatives		$16,960

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$18,189
Equity contracts	Futures contracts	13,686
Total Liability Derivatives		$31,875

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Morgan Stanley	State Street Bank and Trust Co.	Totals
Assets:
Forward foreign currency contracts	$10,299	$6,661	$16,960
Total Assets	$10,299	$6,661	$16,960

Liabilities:
Forward foreign currency contracts	$-	$18,189	$18,189
Total Liabilities	$-	$18,189	$18,189

Net OTC derivative instruments by counterparty, at fair value	$10,299	$(11,528)	$(1,229)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$10,299	$(11,528)	$(1,229)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $389,166,090.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$56,129,622
Gross Unrealized Depreciation	(24,130,706)
Net Unrealized Appreciation	$31,998,916

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Germany: 0.3%
41,418		TUI AG	$794,510	0.3

		Ireland: 0.9%
8,502		DCC PLC	771,151	0.3
7,712		Paddy Power Betfair PLC	651,536	0.3
22,602		Smurfit Kappa PLC	894,072	0.3
			2,316,759	0.9

		Mexico: 0.1%
17,556		Fresnillo PLC	187,523	0.1

		Netherlands: 11.2%
438,000	(1)	Royal Dutch Shell PLC - Class A	15,018,429	6.1
356,867		Royal Dutch Shell PLC - Class B	12,492,758	5.1
			27,511,187	11.2

		Switzerland: 3.0%
18,753		Coca-Cola HBC AG	638,902	0.3
22,080		Ferguson PLC	1,872,878	0.8
1,111,697		Glencore PLC	4,792,196	1.9
			7,303,976	3.0

		United Arab Emirates: 0.1%
8,192		NMC Health PLC	362,129	0.1

		United Kingdom: 82.4%
90,656		3i Group PLC	1,110,076	0.4
19,365		Admiral Group PLC	524,934	0.2
93,984		Anglo American PLC	2,102,525	0.9
32,951		Antofagasta PLC	366,165	0.1
46,512		Ashtead Group PLC	1,475,754	0.6
33,097		Associated British Foods PLC	987,799	0.4
120,668		AstraZeneca PLC	9,405,409	3.8
373,111		Aviva PLC	2,380,636	1.0
303,865		BAE Systems PLC	2,491,698	1.0
1,623,653		Barclays PLC	3,601,322	1.5
95,812		Barratt Developments PLC	707,571	0.3
11,695		Berkeley Group Holdings PLC	560,273	0.2
197,964		BHP Billiton PLC	4,319,913	1.7
1,859,633		BP PLC	14,253,689	5.8
217,301		British American Tobacco PLC	10,130,735	4.1
93,367		British Land Co. PLC	750,970	0.3
794,167		BT Group PLC	2,331,167	0.9
31,964		Bunzl PLC	1,004,895	0.4
39,486		Burberry Group PLC	1,036,880	0.4
16,016		Carnival PLC	993,723	0.4
533,875		Centrica PLC	1,077,882	0.4
150,610		Compass Group PLC	3,348,579	1.4
79,230		CRH PLC - London	2,592,886	1.0
12,097		Croda International PLC	819,984	0.3
229,938		Diageo PLC	8,146,309	3.3
131,021		Direct Line Insurance Group PLC	553,016	0.2
120,975		DS Smith PLC	753,544	0.3
23,539		EasyJet PLC	402,805	0.2
48,242		Evraz PLC	355,083	0.1
87,123		Experian PLC	2,235,594	0.9
463,976		GlaxoSmithKline PLC	9,304,958	3.8
54,717		GVC Holdings PLC	654,776	0.3
36,066		Halma PLC	679,013	0.3
25,015		Hargreaves Lansdown PLC	728,206	0.3
1,913,342		HSBC Holdings PLC	16,694,741	6.8
90,408		Imperial Brands PLC	3,146,031	1.3
118,550		Informa PLC	1,177,506	0.5
18,139		InterContinental Hotels Group PLC	1,129,107	0.5
152,807		International Consolidated Airlines Group SA	1,313,662	0.5
15,361		Intertek Group PLC	999,274	0.4
354,692		ITV PLC	727,962	0.3
153,891		J Sainsbury PLC	644,729	0.3
18,081		Johnson Matthey PLC	839,021	0.3
54,738	(2)	Just Eat PLC	477,734	0.2
204,687		Kingfisher PLC	692,097	0.3
67,839		Land Securities Group PLC	781,104	0.3
563,419		Legal & General Group PLC	1,923,407	0.8
6,836,270		Lloyds Banking Group Plc	5,257,723	2.1
29,685		London Stock Exchange Group PLC	1,773,888	0.7
154,716		Marks & Spencer Group PLC	582,113	0.2
458,049		Melrose Industries PLC	1,192,302	0.5
40,832		Micro Focus International PLC	759,351	0.3
34,889		Mondi PLC	955,257	0.4
323,375		National Grid PLC	3,340,085	1.4
12,729		Next PLC	910,970	0.4
41,566	(2)	Ocado Group PLC	486,955	0.2
74,139		Pearson PLC	858,265	0.3
29,489		Persimmon PLC	907,893	0.4
246,704		Prudential PLC	5,656,472	2.3
8,912		Randgold Resources Ltd.	630,337	0.3
59,591		Reckitt Benckiser Group PLC	5,443,669	2.2
182,023		Relx PLC (GBP Exchange)	3,829,173	1.6
175,620		Rentokil Initial PLC	727,550	0.3
85,658		Rightmove PLC	525,683	0.2
109,652		Rio Tinto PLC	5,531,048	2.2
158,011		Rolls-Royce Holdings PLC	2,032,886	0.8
430,131		Royal Bank of Scotland Group PLC	1,393,675	0.6
87,242		Royal Mail PLC	542,333	0.2
97,564		RSA Insurance Group PLC	730,972	0.3
103,190		Sage Group PLC/The	788,122	0.3
10,631		Schroders PLC	428,202	0.2
96,682		SSE PLC	1,443,843	0.6

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
95,960	Segro PLC	$798,515	0.3
22,541	Severn Trent PLC	543,352	0.2
85,345	Shire PLC	5,156,222	2.1
98,370	Sky PLC	2,216,857	0.9
83,305	Smith & Nephew PLC	1,519,879	0.6
37,693	Smiths Group PLC	733,894	0.3
49,669	St. James's Place PLC	740,351	0.3
257,453	Standard Chartered PLC	2,133,064	0.9
279,484	Standard Life Aberdeen PLC	1,113,646	0.4
309,612	Taylor Wimpey PLC	692,048	0.3
920,047	Tesco PLC	2,876,555	1.2
105,992	Unilever PLC	5,822,611	2.4
64,953	United Utilities Group PLC	596,268	0.2
2,541,568	Vodafone Group PLC	5,445,651	2.2
17,459	Whitbread PLC	1,073,069	0.4
206,880	WM Morrison Supermarkets PLC	699,460	0.3
116,686	WPP PLC	1,708,826	0.7
		203,334,179	82.4

	Total Common Stock (Cost $230,930,286)	241,810,263	98.0

CLOSED-END FUNDS: 0.4%
	United Kingdom: 0.4%
137,228	Scottish Mortgage Investment Trust PLC	967,350	0.4

	Total Closed-End Funds (Cost $648,601)	967,350	0.4

	Total Long-Term Investments (Cost $231,578,887)	242,777,613	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.1%
	Securities Lending Collateral(3): 6.2%
3,655,287	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,655,969, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,728,393, due 10/25/18-08/20/68)	3,655,287	1.5
766,148	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $766,290, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $781,471, due 05/23/19-09/09/49)	766,148	0.3
3,655,287	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,655,969, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,728,393, due 09/30/18-08/20/68)	3,655,287	1.5
3,655,287	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $3,655,966, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,728,393, due 10/04/18-09/09/49)	3,655,287	1.4
3,655,287	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $3,656,041, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,728,914, due 04/15/20-02/15/48)	3,655,287	1.5
		15,387,296	6.2

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,196,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $2,196,000)	$2,196,000	0.9

	Total Short-Term Investments (Cost $17,583,296)	17,583,296	7.1

	Total Investments in Securities (Cost $249,162,183)	$260,360,909	105.5
	Liabilities in Excess of Other Assets	(13,557,215)	(5.5)
	Net Assets	$246,803,694	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.0%
Energy	17.0
Consumer Staples	15.8
Health Care	10.4
Materials	9.9
Industrials	8.8
Consumer Discretionary	6.5
Communication Services	6.0
Utilities	2.8
Real Estate	0.9
Information Technology	0.9
Closed-End Funds	0.4
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Germany	$–	$794,510	$–	$794,510
Ireland	–	2,316,759	–	2,316,759
Mexico	–	187,523	–	187,523
Netherlands	–	27,511,187	–	27,511,187
Switzerland	–	7,303,976	–	7,303,976
United Arab Emirates	–	362,129	–	362,129
United Kingdom	3,294,739	200,039,440	–	203,334,179
Total Common Stock	3,294,739	238,515,524	–	241,810,263
Closed-End Funds	–	967,350	–	967,350

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Short-Term Investments	$2,196,000	$15,387,296	$–	$17,583,296
Total Investments, at fair value	$5,490,739	$254,870,170	$–	$260,360,909
Other Financial Instruments+
Forward Foreign Currency Contracts	–	10,795	–	10,795
Futures	112,223	–	–	112,223
Total Assets	$5,602,962	$254,880,965	$–	$260,483,927
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(33,792)	$–	$(33,792)
Total Liabilities	$–	$(33,792)	$–	$(33,792)

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $16,463,939 and $1,459,328 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 528,642	GBP 400,000	Societe Generale	12/19/18	$5,255
GBP 2,920,000	USD 3,854,515	Societe Generale	12/19/18	(33,792)
USD 594,350	GBP 450,000	State Street Bank and Trust Co.	12/19/18	5,540
				$(22,997)

At September 30, 2018, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
FTSE 100 Index	39	12/21/18	$3,805,603	$112,223
			$3,805,603	$112,223

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$10,795
Equity contracts	Futures contracts	112,223
Total Asset Derivatives		$123,018

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$33,792
Total Liability Derivatives		$33,792

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Societe Generale	State Street Bank and Trust Co.	Totals
Assets:
Forward foreign currency contracts	$5,255	$5,540	$10,795
Total Assets	$5,255	$5,540	$10,795

Liabilities:
Forward foreign currency contracts	$33,792	$-	$33,792
Total Liabilities	$33,792	$-	$33,792

Net OTC derivative instruments by counterparty, at fair value	$(28,537)	$5,540	$(22,997)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(28,537)	$5,540	$(22,997)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $259,174,268.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$33,073,345
Gross Unrealized Depreciation	(30,123,952)

Net Unrealized Appreciation	$2,949,393

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 1.9%
722,405		Aurizon Holdings Ltd.	2,144,784	0.3
194,455		National Australia Bank Ltd.	3,903,893	0.6
105,055		Newcrest Mining Ltd.	1,475,215	0.2
86,392		Sonic Healthcare Ltd.	1,554,418	0.3
560,590		Telstra Corp., Ltd.	1,291,542	0.2
1,074,957		Vicinity Centres	2,039,461	0.3
			12,409,313	1.9

		Belgium: 0.8%
14,811		Groupe Bruxelles Lambert S.A.	1,552,537	0.2
45,543		UCB S.A.	4,092,670	0.6
			5,645,207	0.8

		Canada: 4.0%
93,484	(1)	AltaGas Ltd.	1,487,320	0.2
47,708		Bank of Montreal	3,935,130	0.6
57,944		Bank of Nova Scotia	3,453,806	0.5
33,704		BCE, Inc.	1,365,486	0.2
47,032	(1)	Canadian Imperial Bank of Commerce - XTSE	4,406,986	0.7
101,596		CI Financial Corp.	1,613,234	0.3
74,941		Empire Co. Ltd.	1,365,781	0.2
69,051		Great-West Lifeco, Inc.	1,675,422	0.3
35,154		Industrial Alliance Insurance & Financial Services, Inc.	1,405,725	0.2
71,078		National Bank Of Canada	3,549,910	0.5
66,057		Shaw Communications, Inc. - Class B	1,287,233	0.2
21,150		TELUS Corp.	779,585	0.1
			26,325,618	4.0

		China: 0.5%
727,000		BOC Hong Kong Holdings Ltd.	3,450,573	0.5

		Denmark: 0.6%
88,934		Novo Nordisk A/S	4,185,685	0.6

		Finland: 0.6%
34,490		Nokian Renkaat OYJ	1,411,737	0.2
61,443		Orion Oyj	2,325,456	0.4
			3,737,193	0.6

		France: 1.8%
19,030		Arkema SA	2,358,370	0.4
77,279		Bouygues SA	3,343,120	0.5
18,534		Cie Generale des Etablissements Michelin SCA	2,212,138	0.3
186,538		Credit Agricole SA	2,681,480	0.4
15,894		Covivio	1,659,605	0.2
			12,254,713	1.8

		Germany: 4.0%
5,941		Allianz SE	1,322,268	0.2
43,283		Bayer AG	3,839,228	0.6
41,522	(2)	Covestro AG	3,361,089	0.5
52,794		Deutsche Lufthansa AG	1,295,771	0.2
96,771		Deutsche Post AG	3,440,626	0.5
92,888		Evonik Industries AG	3,322,129	0.5
45,030		Hugo Boss AG	3,464,384	0.5
14,788		MAN SE	1,607,586	0.3
55,031		ProSiebenSat.1 Media SE	1,425,744	0.2
160,943		TUI AG	3,087,326	0.5
			26,166,151	4.0

		Hong Kong: 1.2%
261,000		CLP Holdings Ltd.	3,056,502	0.5
76,500		Hang Seng Bank Ltd.	2,075,751	0.3
1,476,000		HKT Trust / HKT Ltd.	2,029,586	0.3
1,414,000		PCCW Ltd.	823,843	0.1
			7,985,682	1.2

		Israel: 1.4%
345,657		Bank Hapoalim BM	2,531,106	0.4
511,723		Bank Leumi Le-Israel BM	3,372,440	0.5
1,559,627		Bezeq Israeli Telecommunication Corp., Ltd.	1,794,918	0.3
266,350		Israel Chemicals Ltd.	1,615,465	0.2
			9,313,929	1.4

		Japan: 8.0%
12,000		ABC-Mart, Inc.	667,541	0.1
82,800		Aozora Bank Ltd.	2,957,283	0.4
259,100		Astellas Pharma, Inc.	4,524,657	0.7
96,300		Canon, Inc.	3,053,630	0.5
77,000		Fuji Film Holdings Corp.	3,464,164	0.5
102,600		Japan Airlines Co. Ltd.	3,687,661	0.6
272,700	(1)	Japan Post Bank Co. Ltd.	3,222,329	0.5
102,800		Japan Tobacco, Inc.	2,684,448	0.4
56,300		Kamigumi Co., Ltd.	1,241,004	0.2
51,400		Lawson, Inc.	3,130,390	0.5
14,500		McDonald's Holdings Co. Japan Ltd.	636,773	0.1
35,100		MEIJI Holdings Co., Ltd.	2,359,143	0.4
52,200		Nippon Telegraph & Telephone Corp.	2,355,804	0.3
148,800		NTT DoCoMo, Inc.	3,999,383	0.6
25,600		Obic Co., Ltd.	2,421,292	0.4
32,600		Oracle Corp. Japan	2,626,657	0.4
54,500		Sankyo Co., Ltd.	2,132,004	0.3
106,600		Sekisui House Ltd.	1,625,571	0.2
96,600		Seven & I Holdings Co., Ltd.	4,306,903	0.6
31,900		Sundrug Co., Ltd.	1,138,273	0.2
518		United Urban Investment Corp.	814,038	0.1
			53,048,948	8.0

		Luxembourg: 0.3%
25,240		RTL Group SA	1,800,269	0.3

		Netherlands: 3.6%
249,298		ING Groep NV	3,235,661	0.5

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
177,531		Koninklijke Ahold Delhaize NV	$4,073,007	0.6
38,630		LyondellBasell Industries NV - Class A	3,959,961	0.6
95,204		NN Group NV	4,249,184	0.7
236,058	(1)	Royal Dutch Shell PLC - Class A	8,094,111	1.2
			23,611,924	3.6

		New Zealand: 0.3%
668,972		Spark New Zealand Ltd.	1,795,562	0.3

		Panama: 0.3%
26,944		Copa Holdings S.A.- Class A	2,151,209	0.3

		Portugal: 0.4%
161,552		Jeronimo Martins SGPS SA	2,381,219	0.4

		Singapore: 1.2%
1,897,600		CapitaLand Mall Trust	3,084,133	0.5
232,800		Oversea-Chinese Banking Corp., Ltd.	1,948,000	0.3
281,100		SATS Ltd	1,073,157	0.1
686,100		Singapore Technologies Engineering Ltd.	1,785,779	0.3
			7,891,069	1.2

		Spain: 0.7%
137,497		Endesa S.A.	2,965,767	0.5
73,100		Red Electrica Corp. SA	1,528,194	0.2
			4,493,961	0.7

		Switzerland: 2.5%
16,212		Kuehne & Nagel International AG	2,572,443	0.4
44,181		Nestle SA	3,677,477	0.6
24,705		Roche Holding AG	5,974,050	0.9
13,598		Zurich Insurance Group AG	4,287,521	0.6
			16,511,491	2.5

		United Kingdom: 4.4%
354,758		Aviva PLC	2,263,535	0.3
30,217		Berkeley Group Holdings PLC	1,447,606	0.2
713,920		Direct Line Insurance Group PLC	3,013,328	0.5
217,658		GlaxoSmithKline PLC	4,365,093	0.7
97,475		Imperial Brands PLC	3,391,950	0.5
856,561		Marks & Spencer Group PLC	3,222,778	0.5
100,705		Persimmon PLC	3,100,456	0.5
533,192		Royal Mail PLC	3,314,545	0.5
243,811		Standard Life Aberdeen PLC	971,501	0.1
1,483,197		Taylor Wimpey PLC	3,315,257	0.5
252,729		Vodafone Group PLC	541,506	0.1
			28,947,555	4.4

		United States: 58.0%
10,623		3M Co.	2,238,372	0.3
9,850		Accenture PLC	1,676,470	0.3
273,628		AES Corp.	3,830,792	0.6
95,995		Aflac, Inc.	4,518,485	0.7
179,144		AGNC Investment Corp.	3,337,453	0.5
21,440		Air Products & Chemicals, Inc.	3,581,552	0.5
15,887		Allison Transmission Holdings, Inc.	826,283	0.1
37,471		Ameren Corp.	2,368,917	0.4
44,811		Amphenol Corp.	4,213,130	0.6
309,515		Annaly Capital Management, Inc.	3,166,338	0.5
201,936		Apple Hospitality REIT, Inc.	3,531,861	0.5
60,649		Apple, Inc.	13,690,905	2.1
191,424		AT&T, Inc.	6,428,018	1.0
10,526		AvalonBay Communities, Inc.	1,906,785	0.3
17,190		Avery Dennison Corp.	1,862,536	0.3
49,207		Best Buy Co., Inc.	3,905,068	0.6
13,038		Boeing Co.	4,848,832	0.7
83,922		Bristol-Myers Squibb Co.	5,209,878	0.8
33,608		Broadridge Financial Solutions, Inc. ADR	4,434,576	0.7
52,391		Bruker Corp.	1,752,479	0.3
21,236		CA, Inc.	937,569	0.1
25,496		Camden Property Trust	2,385,661	0.4
68,368		Cardinal Health, Inc.	3,691,872	0.6
30,132		Carnival Corp.	1,921,518	0.3
130,568		Centerpoint Energy, Inc.	3,610,205	0.6
51,186		Chevron Corp.	6,259,024	1.0
165,416		Chimera Investment Corp.	2,998,992	0.5
154,642		Cisco Systems, Inc.	7,523,333	1.1
40,658		Consolidated Edison, Inc.	3,097,733	0.5
27,621		Convergys Corp.	655,723	0.1
38,051		Darden Restaurants, Inc.	4,230,891	0.6
47,384		DXC Technology Co.	4,431,352	0.7
56,497		Eli Lilly & Co.	6,062,693	0.9
8,885		Equity Lifestyle Properties, Inc.	856,958	0.1
12,747		Everest Re Group Ltd.	2,912,307	0.4
50,508		Expeditors International Washington, Inc.	3,713,853	0.6
37,278		Extra Space Storage, Inc.	3,229,766	0.5
65,121		Exxon Mobil Corp.	5,536,587	0.8
41,914		Fidelity National Information Services, Inc.	4,571,560	0.7
101,003		FirstEnergy Corp.	3,754,281	0.6
138,101		H&R Block, Inc.	3,556,101	0.5
35,316		Home Depot, Inc.	7,315,709	1.1
33,704		Honeywell International, Inc.	5,608,346	0.9
198,267		HP, Inc.	5,109,341	0.8
14,968		Humana, Inc.	5,066,967	0.8
140,515		Intel Corp.	6,644,954	1.0
41,410		InterDigital, Inc.	3,312,800	0.5
37,085		International Business Machines Corp.	5,607,623	0.9

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
20,403	Iron Mountain, Inc.	$704,312	0.1
19,508	JM Smucker Co.	2,001,716	0.3
67,893	Johnson & Johnson	9,380,776	1.4
27,718	Kimberly-Clark Corp.	3,149,874	0.5
35,925	KLA-Tencor Corp.	3,653,932	0.6
49,083	Kohl's Corp.	3,659,138	0.6
14,100	Lockheed Martin Corp.	4,878,036	0.7
61,326	Maxim Integrated Products	3,458,173	0.5
34,477	McDonald's Corp.	5,767,657	0.9
298,596	MFA Financial, Inc.	2,194,681	0.3
22,599	Microsoft Corp.	2,584,648	0.4
34,187	Motorola Solutions, Inc.	4,449,096	0.7
91,650	Newmont Mining Corp.	2,767,830	0.4
12,265	Northrop Grumman Corp.	3,892,543	0.6
51,089	Omnicom Group	3,475,074	0.5
119,461	Oracle Corp.	6,159,409	0.9
129,316	Outfront Media, Inc.	2,579,854	0.4
55,917	Paychex, Inc.	4,118,287	0.6
14,468	PBF Energy, Inc.	722,098	0.1
46,839	PepsiCo, Inc.	5,236,600	0.8
190,347	Pfizer, Inc.	8,388,592	1.3
66,391	Philip Morris International, Inc.	5,413,522	0.8
37,471	Phillips 66	4,223,731	0.6
14,548	Pinnacle West Capital Corp.	1,151,911	0.2
151,429	Plains GP Holdings L.P.	3,714,553	0.6
41,528	Procter & Gamble Co.	3,456,375	0.5
5,876	Public Storage, Inc.	1,184,778	0.2
32,836	Quest Diagnostics, Inc.	3,543,333	0.5
20,184	Raytheon Co.	4,171,225	0.6
48,964	Republic Services, Inc.	3,557,724	0.5
81,543	Service Corp. International	3,604,201	0.5
163,982	Starwood Property Trust, Inc.	3,528,893	0.5
34,477	T. Rowe Price Group, Inc.	3,764,199	0.6
52,105	Target Corp.	4,596,182	0.7
49,447	Texas Instruments, Inc.	5,305,169	0.8
41,334	Total System Services, Inc.	4,081,319	0.6
107,807	Two Harbors Investment Corp.	1,609,558	0.2
51,089	Tyson Foods, Inc.	3,041,328	0.5
30,904	UnitedHealth Group, Inc.	8,221,700	1.3
91,553	US Bancorp	4,834,914	0.7
7,532	Vail Resorts, Inc.	2,066,931	0.3
42,686	Valero Energy Corp.	4,855,532	0.7
62,871	Walmart, Inc.	5,904,216	0.9
19,508	Walt Disney Co.	2,281,266	0.3
47,901	Waste Management, Inc.	4,328,334	0.7
105,943	Wells Fargo & Co.	5,568,364	0.8
19,991	Western Digital Corp.	1,170,273	0.2
193,437	Western Union Co.	3,686,909	0.6
50,896	Xilinx, Inc.	4,080,332	0.6
		382,101,547	58.0

	Total Common Stock
	(Cost $620,036,524)	636,208,818	96.5

EXCHANGE-TRADED FUNDS: 0.8%
24,584	iShares MSCI EAFE ETF	1,671,466	0.3
11,668	SPDR S&P 500 ETF Trust	3,392,121	0.5

	Total Exchange-Traded Funds
	(Cost $4,961,420)	5,063,587	0.8

	Total Long-Term Investments
	(Cost $624,997,944)	641,272,405	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(3): 2.5%
3,883,716	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,884,441, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,961,390, due 10/25/18-08/20/68)	3,883,716	0.6
815,734	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $815,885, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $832,049, due 05/23/19-09/09/49)	815,734	0.1

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
3,883,716	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,884,441, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,961,390, due 09/30/18-08/20/68)	$3,883,716	0.6
3,883,716	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $3,884,437, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,961,390, due 10/04/18-09/09/49)	3,883,716	0.6
3,883,716	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $3,884,517, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,961,944, due 04/15/20-02/15/48)	3,883,716	0.6
		16,350,598	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
51,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $51,000)	51,000	0.0

	Total Short-Term Investments
	(Cost $16,401,598)	16,401,598	2.5

	Total Investments in Securities (Cost $641,399,542)	$657,674,003	99.8
	Assets in Excess of Other Liabilities	1,209,557	0.2
	Net Assets	$658,883,560	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	17.9%
Financials	15.8
Health Care	12.7
Consumer Discretionary	10.0
Industrials	9.9
Consumer Staples	8.7
Energy	5.0
Communication Services	5.0
Utilities	4.3
Materials	3.6
Real Estate	3.6
Exchange-Traded Funds	0.8
Short-Term Investments	2.5
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$12,409,313	$–	$12,409,313
Belgium	–	5,645,207	–	5,645,207
Canada	26,325,618	–	–	26,325,618
China	–	3,450,573	–	3,450,573
Denmark	–	4,185,685	–	4,185,685
Finland	–	3,737,193	–	3,737,193
France	–	12,254,713	–	12,254,713
Germany	–	26,166,151	–	26,166,151
Hong Kong	–	7,985,682	–	7,985,682
Israel	–	9,313,929	–	9,313,929
Japan	–	53,048,948	–	53,048,948
Luxembourg	–	1,800,269	–	1,800,269
Netherlands	3,959,961	19,651,963	–	23,611,924
New Zealand	–	1,795,562	–	1,795,562
Panama	2,151,209	–	–	2,151,209
Portugal	–	2,381,219	–	2,381,219
Singapore	–	7,891,069	–	7,891,069
Spain	–	4,493,961	–	4,493,961
Switzerland	–	16,511,491	–	16,511,491
United Kingdom	–	28,947,555	–	28,947,555
United States	382,101,547	–	–	382,101,547
Total Common Stock	414,538,335	221,670,483	–	636,208,818
Exchange-Traded Funds	5,063,587	–	–	5,063,587
Short-Term Investments	51,000	16,350,598	–	16,401,598
Total Investments, at fair value	$419,652,922	$238,021,081	$–	$657,674,003

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $641,554,914.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$45,403,513
Gross Unrealized Depreciation	(29,267,636)

Net Unrealized Appreciation	$16,135,877

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	China: 55.7%
29,500	AAC Technologies Holdings, Inc.	$304,626	0.6
3,216,746	Bank of China Ltd. - H Shares	1,421,296	3.0
354,451	Bank of Communications Co., Ltd. - H Shares	265,407	0.5
149,629	BOC Hong Kong Holdings Ltd.	710,187	1.5
4,380,107	China Construction Bank Corp. - H Shares	3,828,654	8.0
300,911	China Life Insurance Co., Ltd. - H Shares	683,861	1.4
111,000	China Mengniu Dairy Co., Ltd.	369,009	0.8
248,601	China Mobile Ltd.	2,444,206	5.1
154,991	China Overseas Land & Investment Ltd.	485,265	1.0
1,032,438	China Petroleum & Chemical Corp. - H Shares	1,037,342	2.2
112,444	China Resources Land Ltd.	394,015	0.8
77,654	China Resources Power Holdings Co.	137,005	0.3
137,841	China Shenhua Energy Co., Ltd. - H Shares	313,928	0.7
247,110	China Unicom Hong Kong Ltd.	288,687	0.6
235,811	CITIC Ltd.	351,221	0.7
722,714	CNOOC Ltd.	1,431,066	3.0
308,000	Country Garden Holdings Co. Ltd.	388,136	0.8
164,000	CSPC Pharmaceutical Group Ltd.	346,898	0.7
218,000	Geely Automobile Holdings Ltd.	434,138	0.9
29,500	Hengan International Group Co., Ltd.	271,107	0.6
2,987,340	Industrial & Commercial Bank of China Ltd. - H Shares	2,181,038	4.5
854,604	PetroChina Co., Ltd. - H Shares	691,713	1.4
225,932	Ping An Insurance Group Co-H	2,288,738	4.8
30,000	Shenzhou International Group Holdings Ltd.	384,934	0.8
281,000	Sino Biopharmaceutical Ltd.	261,368	0.5
28,900	Sunny Optical Technology Group Co. Ltd.	333,653	0.7
110,075	Tencent Holdings Ltd.	4,494,453	9.4
227,000	Want Want China Holdings Ltd.	190,955	0.4
		26,732,906	55.7

	Hong Kong: 31.6%
489,000	AIA Group Ltd.	4,360,374	9.1
105,036	CK Asset Holdings Ltd.	787,370	1.6
109,332	CK Hutchison Holdings Ltd.	1,258,492	2.6
26,830	CK Infrastructure Holdings Ltd.	212,332	0.4
76,931	CLP Holdings Ltd.	900,919	1.9
96,000	Galaxy Entertainment Group Ltd.	606,440	1.3
81,706	Hang Lung Properties Ltd.	159,391	0.3
30,943	Hang Seng Bank Ltd.	839,607	1.7
53,117	Henderson Land Development Co., Ltd.	266,757	0.6
373,494	Hong Kong & China Gas	740,284	1.5
47,941	Hong Kong Exchanges and Clearing Ltd.	1,369,895	2.9
56,322	Power Assets Holdings Ltd.	391,491	0.8
87,000	Link REIT	856,598	1.8
60,643	MTR Corp.	318,917	0.7
248,100	New World Development Ltd.	336,976	0.7
119,265	Sino Land Co.	204,326	0.4
52,555	Sun Hung Kai Properties Ltd.	762,689	1.6
20,091	Swire Pacific Ltd.	220,027	0.5
356,500	(1) WH Group Ltd.	250,283	0.5
49,637	Wharf Real Estate Investment Co. Ltd.	319,789	0.7
		15,162,957	31.6

	Macau: 0.9%
98,000	Sands China Ltd.	441,345	0.9

	United Kingdom: 9.9%
541,628	HSBC Holdings PLC (HKD)	4,738,041	9.9

	Total Common Stock (Cost $29,989,283)	47,075,249	98.1

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
566,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $566,000)	566,000	1.2

	Total Short-Term Investments (Cost $566,000)	566,000	1.2

	Total Investments in Securities (Cost $30,555,283)	$47,641,249	99.3
	Assets in Excess of Other Liabilities	328,708	0.7
	Net Assets	$47,969,957	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	47.3%
Communication Services	15.1
Real Estate	10.8
Energy	7.3
Utilities	4.9
Industrials	4.0
Consumer Discretionary	3.9
Consumer Staples	2.3
Information Technology	1.3
Health Care	1.2
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
China	$–	$26,732,906	$–	$26,732,906
Hong Kong	–	15,162,957	–	15,162,957
Macau	–	441,345	–	441,345
United Kingdom	–	4,738,041	–	4,738,041
Total Common Stock	–	47,075,249	–	47,075,249
Short-Term Investments	566,000	–	–	566,000
Total Investments, at fair value	$566,000	$47,075,249	$–	$47,641,249
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,978	–	1,978
Futures	4,252	–	–	4,252
Total Assets	$570,252	$47,077,227	$–	$47,647,479

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $2,317,027 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 7,800,000	USD 995,549	Societe Generale	12/19/18	$1,978
				$1,978

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hang Seng Index	5	10/30/18	$890,258	$4,252
			$890,258	$4,252

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,978
Equity contracts	Futures contracts	4,252
Total Asset Derivatives		$6,230

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

Societe Generale
Assets:
Forward foreign currency contracts	$1,978
Total Assets	$1,978

Net OTC derivative instruments by counterparty, at fair value	$1,978

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$1,978

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $31,787,398.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,519,944
Gross Unrealized Depreciation	(1,496,675)

Net Unrealized Appreciation	$16,023,269

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 6.6%
19,110	(1)	Alphabet, Inc. - Class A	$23,067,299	2.3
113,219		AT&T, Inc.	3,801,894	0.4
352,806		Comcast Corp. – Class A	12,492,860	1.2
25,175	(1)	Electronic Arts, Inc.	3,033,336	0.3
94,407	(1)	Facebook, Inc.- Class A	15,526,175	1.6
52,916		John Wiley & Sons, Inc.	3,206,709	0.3
3,406	(1)	Netflix, Inc.	1,274,287	0.1
38,528		Verizon Communications, Inc.	2,057,010	0.2
13,186		Walt Disney Co.	1,541,971	0.2
			66,001,541	6.6

		Consumer Discretionary: 9.7%
12,765	(1)	Amazon.com, Inc.	25,568,295	2.5
87,826		Best Buy Co., Inc.	6,969,871	0.7
67,483		Brunswick Corp.	4,522,711	0.4
13,866	(1)	Burlington Stores, Inc.	2,259,049	0.2
83,864		Carnival Corp.	5,348,007	0.5
168,167	(1)	eBay, Inc.	5,552,874	0.6
77,968		Home Depot, Inc.	16,151,071	1.6
25,327		Kohl's Corp.	1,888,128	0.2
16,234		Lear Corp.	2,353,930	0.2
44,078		Marriott International, Inc.	5,819,618	0.6
25,105		McDonald's Corp.	4,199,816	0.4
11,255		Ralph Lauren Corp.	1,548,125	0.2
87,180		Ross Stores, Inc.	8,639,538	0.9
14,426		Royal Caribbean Cruises Ltd.	1,874,515	0.2
51,987		Yum! Brands, Inc.	4,726,138	0.5
			97,421,686	9.7

		Consumer Staples: 6.1%
49,952		Coca-Cola Co.	2,307,283	0.2
117,933		PepsiCo, Inc.	13,184,910	1.3
128,730		Philip Morris International, Inc.	10,496,644	1.1
188,249		Procter & Gamble Co.	15,667,964	1.6
66,693		Tyson Foods, Inc.	3,970,234	0.4
92,074	(1)	US Foods Holding Corp.	2,837,721	0.3
132,758		Walmart, Inc.	12,467,304	1.2
			60,932,060	6.1

		Energy: 6.1%
111,838		Anadarko Petroleum Corp.	7,539,000	0.7
128,165		Chevron Corp.	15,672,016	1.6
34,567		ConocoPhillips	2,675,486	0.3
27,803		EOG Resources, Inc.	3,546,829	0.4
96,373		Exxon Mobil Corp.	8,193,632	0.8
152,204		Halliburton Co.	6,168,828	0.6
64,829		Marathon Petroleum Corp.	5,184,375	0.5
16,963		Occidental Petroleum Corp.	1,393,850	0.1
39,783		PBF Energy, Inc.	1,985,569	0.2
77,652		Valero Energy Corp.	8,832,915	0.9
			61,192,500	6.1

		Financials: 13.5%
20,708		Affiliated Managers Group, Inc.	2,831,198	0.3
33,513		Aflac, Inc.	1,577,457	0.2
49,981		Allstate Corp.	4,933,125	0.5
49,005		Ameriprise Financial, Inc.	7,236,078	0.7
560,093		Bank of America Corp.	16,500,340	1.6
49,037		Bank of New York Mellon Corp.	2,500,397	0.2
45,287	(1)	Berkshire Hathaway, Inc. – Class B	9,696,399	1.0
93,005		Citigroup, Inc.	6,672,179	0.7
175,921		Citizens Financial Group, Inc.	6,785,273	0.7
76,756		Comerica, Inc.	6,923,391	0.7
65,373		Discover Financial Services	4,997,766	0.5
160,590		JPMorgan Chase & Co.	18,120,975	1.8
270,734		Keycorp	5,384,899	0.5
113,723		Lazard Ltd.	5,473,488	0.5
61,793		Lincoln National Corp.	4,180,914	0.4
105,929		Morgan Stanley	4,933,113	0.5
41,450		Prudential Financial, Inc.	4,199,714	0.4
26,021		Reinsurance Group of America, Inc.	3,761,596	0.4
39,628		S&P Global, Inc.	7,742,915	0.8
58,329		State Street Corp.	4,886,804	0.5
76,385		Unum Group	2,984,362	0.3
67,162		Wells Fargo & Co.	3,530,035	0.3
			135,852,418	13.5

		Health Care: 15.1%
67,222		AbbVie, Inc.	6,357,857	0.6
39,163		AmerisourceBergen Corp.	3,611,612	0.4
56,072		Amgen, Inc.	11,623,165	1.2
70,722		Bristol-Myers Squibb Co.	4,390,422	0.4
122,074		Bruker Corp.	4,083,375	0.4
88,414		Cardinal Health, Inc.	4,774,356	0.5
17,092	(1)	Celgene Corp.	1,529,563	0.2
14,760	(1)	Centene Corp.	2,136,953	0.2
48,066		Cigna Corp.	10,009,744	1.0
21,157		CVS Health Corp.	1,665,479	0.2
29,380		Encompass Health Corp.	2,290,171	0.2
36,043		HCA Healthcare, Inc.	5,014,302	0.5
26,357		Humana, Inc.	8,922,371	0.9
14,997	(1)	Idexx Laboratories, Inc.	3,744,151	0.4
155,473		Johnson & Johnson	21,481,704	2.1
46,601		McKesson Corp.	6,181,623	0.6
143,037		Merck & Co., Inc.	10,147,045	1.0
420,153		Pfizer, Inc.	18,516,143	1.8
65,816		UnitedHealth Group, Inc.	17,509,689	1.7
8,044	(1)	Waters Corp.	1,566,006	0.2
65,189		Zoetis, Inc.	5,968,705	0.6
			151,524,436	15.1

		Industrials: 10.0%
78,561		Allison Transmission Holdings, Inc.	4,085,958	0.4
39,647		American Airlines Group, Inc.	1,638,610	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
39,586		Ametek, Inc.	$3,132,044	0.3
42,312		Boeing Co.	15,735,833	1.6
42,757		Curtiss-Wright Corp.	5,875,667	0.6
141,648		Delta Air Lines, Inc.	8,191,504	0.8
68,186		Fortune Brands Home & Security, Inc.	3,570,219	0.3
155,019	(1)	HD Supply Holdings, Inc.	6,633,263	0.6
65,375		Honeywell International, Inc.	10,878,400	1.1
84,102		Ingersoll-Rand PLC - Class A	8,603,635	0.8
164,957		Masco Corp.	6,037,426	0.6
21,265		MSC Industrial Direct Co.	1,873,659	0.2
91,442		Owens Corning, Inc.	4,962,557	0.5
22,942		Ryder System, Inc.	1,676,372	0.2
54,624		Union Pacific Corp.	8,894,426	0.9
97,498		Waste Management, Inc.	8,809,919	0.9
			100,599,492	10.0

		Information Technology: 23.8%
47,912	(1)	Adobe Systems, Inc.	12,933,844	1.3
181,911		Apple, Inc.	41,064,589	4.1
165,525		Applied Materials, Inc.	6,397,541	0.6
85,916	(1)	Cadence Design Systems, Inc.	3,893,713	0.4
354,034		Cisco Systems, Inc.	17,223,754	1.7
45,237	(1)	Citrix Systems, Inc.	5,028,545	0.5
40,270		DXC Technology Co.	3,766,050	0.4
43,923		Fidelity National Information Services, Inc.	4,790,682	0.5
94,027	(1)	Fortinet, Inc.	8,675,871	0.9
141,392		HP, Inc.	3,643,672	0.4
125,583		Intel Corp.	5,938,820	0.6
33,607		KLA-Tencor Corp.	3,418,168	0.3
35,154		Lam Research Corp.	5,332,862	0.5
6,990		Mastercard, Inc. - Class A	1,556,044	0.2
23,867		Maxim Integrated Products	1,345,860	0.1
26,292	(1)	Micron Technology, Inc.	1,189,187	0.1
302,762		Microsoft Corp.	34,626,890	3.4
76,311		NetApp, Inc.	6,554,352	0.6
256,891	(1)	ON Semiconductor Corp.	4,734,501	0.5
217,026		Oracle Corp.	11,189,861	1.1
48,098	(1)	Red Hat, Inc.	6,554,796	0.6
94,791		Texas Instruments, Inc.	10,170,126	1.0
78,990		Total System Services, Inc.	7,799,473	0.8
44,460	(1)	VeriSign, Inc.	7,118,935	0.7
27,508		Visa, Inc. - Class A	4,128,676	0.4
22,783	(1)	VMware, Inc.	3,555,515	0.4
50,521		Western Digital Corp.	2,957,499	0.3
329,986		Western Union Co.	6,289,533	0.6
74,748	(1)	Worldpay, Inc.	7,569,730	0.8
			239,449,089	23.8

		Materials: 2.1%
26,679		Avery Dennison Corp.	2,890,670	0.3
69,854	(1)	Berry Plastics Group, Inc.	3,380,235	0.3
89,541		DowDuPont, Inc.	5,758,382	0.6
127,709		Huntsman Corp.	3,477,516	0.3
56,977		LyondellBasell Industries NV - Class A	5,840,712	0.6
			21,347,515	2.1

		Real Estate: 2.9%
36,752		American Tower Corp.	5,340,066	0.5
139,432		Brixmor Property Group, Inc.	2,441,454	0.2
83,936		Highwoods Properties, Inc.	3,966,815	0.4
141,686		Host Hotels & Resorts, Inc.	2,989,575	0.3
63,733		Lamar Advertising Co.	4,958,427	0.5
123,948		Outfront Media, Inc.	2,472,763	0.3
33,725		Simon Property Group, Inc.	5,960,894	0.6
13,985		SL Green Realty Corp.	1,363,957	0.1
			29,493,951	2.9

		Utilities: 3.1%
111,219		AES Corp.	1,557,066	0.2
115,563		Ameren Corp.	7,305,893	0.7
196,622		Centerpoint Energy, Inc.	5,436,598	0.5
151,488		Exelon Corp.	6,613,966	0.7
47,221		NextEra Energy, Inc.	7,914,240	0.8
57,926		NRG Energy, Inc.	2,166,432	0.2
			30,994,195	3.1

	Total Common Stock (Cost $811,253,704)		994,808,883	99.0

SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
8,633,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $8,633,000)	8,633,000	0.9

	Total Short-Term Investments (Cost $8,633,000)		8,633,000	0.9

	Total Investments in Securities (Cost $819,886,704)		$1,003,441,883	99.9
	Assets in Excess of Other Liabilities		1,197,231	0.1
	Net Assets		$1,004,639,114	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$994,808,883	$–	$–	$994,808,883
Short-Term Investments	8,633,000	–	–	8,633,000
Total Investments, at fair value	$1,003,441,883	$–	$–	$1,003,441,883
Liabilities Table
Other Financial Instruments+
Futures	$(13,014)	$–	$–	$(13,014)
Total Liabilities	$(13,014)	$–	$–	$(13,014)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	47	12/21/18	$6,859,650	$(13,014)
			$6,859,650	$(13,014)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$13,014
Total Liability Derivatives		$13,014

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $820,764,547.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$208,607,400
Gross Unrealized Depreciation	(25,943,078)

Net Unrealized Appreciation	$182,664,322

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 1.9%
42,205		John Wiley & Sons, Inc.	$2,557,623	0.4
57,285	(1)	Live Nation Entertainment, Inc.	3,120,314	0.5
190,114		TEGNA, Inc.	2,273,763	0.4
117,762		Telephone & Data Systems, Inc.	3,583,498	0.6
			11,535,198	1.9

		Consumer Discretionary: 11.8%
68,541		American Eagle Outfitters, Inc.	1,701,873	0.3
39,897		Best Buy Co., Inc.	3,166,226	0.5
79,818		Big Lots, Inc.	3,335,594	0.6
29,898	(2)	Boyd Gaming Corp.	1,012,047	0.2
69,891	(2)	Brinker International, Inc.	3,266,006	0.5
69,064		Brunswick Corp.	4,628,669	0.8
18,094	(1)	Burlington Stores, Inc.	2,947,875	0.5
2,292		Churchill Downs, Inc.	636,488	0.1
5,572	(2)	Cracker Barrel Old Country Store, Inc.	819,808	0.1
177,551		Dana, Inc.	3,314,877	0.6
23,329	(1)	Deckers Outdoor Corp.	2,766,353	0.5
22,743		Dick's Sporting Goods, Inc.	806,922	0.1
23,704		Domino's Pizza, Inc.	6,987,939	1.2
6,010	(1)	Five Below, Inc.	781,661	0.1
97,316		Gentex Corp.	2,088,401	0.3
9,627	(1)	Helen of Troy Ltd.	1,260,174	0.2
28,345		Jack in the Box, Inc.	2,376,161	0.4
126,800		KB Home	3,031,788	0.5
23,638		Kohl's Corp.	1,762,213	0.3
3,198		Lear Corp.	463,710	0.1
172,185	(1)	Michaels Cos, Inc.	2,794,563	0.5
1,707	(1)	NVR, Inc.	4,217,656	0.7
5,195		Ralph Lauren Corp.	714,572	0.1
133,903		Service Corp. International	5,918,513	1.0
31,738		Thor Industries, Inc.	2,656,471	0.4
42,229		Toll Brothers, Inc.	1,394,824	0.2
35,609	(1)	TRI Pointe Group, Inc.	441,552	0.1
80,964		Tupperware Brands Corp.	2,708,246	0.5
60,389		Wyndham Destinations, Inc.	2,618,467	0.4
			70,619,649	11.8

		Consumer Staples: 3.4%
22,376		Church & Dwight Co., Inc.	1,328,463	0.2
57,984		Energizer Holdings, Inc.	3,400,762	0.6
49,462		Flowers Foods, Inc.	922,961	0.2
48,304		Ingredion, Inc.	5,069,988	0.8
10,340		Lamb Weston Holdings, Inc.	688,644	0.1
21,532		Nu Skin Enterprises, Inc.	1,774,667	0.3
44,020	(1)	Post Holdings, Inc.	4,315,721	0.7
11,534		Tyson Foods, Inc.	686,619	0.1
49,533	(1)	United Natural Foods, Inc.	1,483,513	0.3
27,170	(1)	US Foods Holding Corp.	837,379	0.1
			20,508,717	3.4

		Energy: 5.3%
43,289	(1)	Apergy Corp.	1,885,669	0.3
63,542	(1)	Dril-Quip, Inc.	3,320,069	0.6
42,434		EQT Corp.	1,876,856	0.3
259,892	(1)	Gulfport Energy Corp.	2,705,476	0.4
22,165		HollyFrontier Corp.	1,549,334	0.3
46,764		Marathon Oil Corp.	1,088,666	0.2
209,278	(1)	McDermott International, Inc.	3,856,994	0.6
34,608		Murphy Oil Corp.	1,153,831	0.2
41,807	(1)	Newfield Exploration Co.	1,205,296	0.2
114,283		Patterson-UTI Energy, Inc.	1,955,382	0.3
70,176		PBF Energy, Inc.	3,502,484	0.6
250,423	(1)	QEP Resources, Inc.	2,834,788	0.5
649,276	(1)	Southwestern Energy Co.	3,317,800	0.6
28,152		World Fuel Services Corp.	779,247	0.1
32,318	(1)	WPX Energy, Inc.	650,238	0.1
			31,682,130	5.3

		Financials: 15.9%
1,003		Alleghany Corp.	654,487	0.1
19,189		American Financial Group, Inc.	2,129,403	0.4
9,860		Ameriprise Financial, Inc.	1,455,927	0.2
13,314	(1)	Athene Holding Ltd.	687,801	0.1
71,834		Bank OZK	2,726,819	0.5
79,227		Cathay General Bancorp.	3,283,167	0.5
53,315		Chemical Financial Corp.	2,847,021	0.5
67,657		Citizens Financial Group, Inc.	2,609,530	0.4
29,382		Comerica, Inc.	2,650,256	0.4
9,831		Discover Financial Services	751,580	0.1
89,164		East West Bancorp, Inc.	5,382,831	0.9
20,783		Evercore, Inc.	2,089,731	0.4
144,202		Federated Investors, Inc.	3,478,152	0.6
88,941		First American Financial Corp.	4,588,466	0.8
3,997		First Citizens BancShares, Inc.	1,807,763	0.3
265,387		First Horizon National Corp.	4,580,580	0.8
65,732		Hancock Whitney Corp.	3,125,557	0.5
4,805		Hanover Insurance Group, Inc.	592,793	0.1
34,872		Hartford Financial Services Group, Inc.	1,742,205	0.3
14,564		International Bancshares Corp.	655,380	0.1
135,211		Keycorp	2,689,347	0.4
53,499		Lazard Ltd.	2,574,907	0.4
114,403		Legg Mason, Inc.	3,572,806	0.6

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,921		MarketAxess Holdings, Inc.	$1,056,839	0.2
216,184		Old Republic International Corp.	4,838,198	0.8
34,773		Primerica, Inc.	4,191,885	0.7
31,491		Reinsurance Group of America, Inc.	4,552,339	0.8
12,620		SEI Investments Co.	771,082	0.1
5,221		Signature Bank	599,580	0.1
128,760		Sterling Bancorp, Inc./DE	2,832,720	0.5
70,756		Stifel Financial Corp.	3,626,952	0.6
89,439		Synovus Financial Corp.	4,095,412	0.7
163,060		TCF Financial Corp.	3,882,459	0.6
22,612	(1)	Texas Capital Bancshares, Inc.	1,868,882	0.3
55,246		Unum Group	2,158,461	0.4
49,286		Wintrust Financial Corp.	4,186,353	0.7
			95,337,671	15.9

		Health Care: 9.5%
3,097	(1)	Abiomed, Inc.	1,392,876	0.2
13,564		AmerisourceBergen Corp.	1,250,872	0.2
58,045		Bruker Corp.	1,941,605	0.3
18,329		Cardinal Health, Inc.	989,766	0.2
13,845	(1)	Catalent, Inc.	630,640	0.1
39,259	(1)	Charles River Laboratories International, Inc.	5,281,906	0.9
1,856		Chemed Corp.	593,141	0.1
72,112		Encompass Health Corp.	5,621,130	0.9
38,331	(1)	Exelixis, Inc.	679,225	0.1
49,161	(1)	Globus Medical, Inc.	2,790,378	0.5
26,500	(1)	Haemonetics Corp.	3,036,370	0.5
54,720		Hill-Rom Holdings, Inc.	5,165,568	0.9
7,942	(1)	Idexx Laboratories, Inc.	1,982,800	0.3
80,305	(1)	Mallinckrodt PLC - W/I	2,353,740	0.4
39,045	(1)	Masimo Corp.	4,862,664	0.8
13,633	(1)	NuVasive, Inc.	967,670	0.2
105,266	(2)	Patterson Cos., Inc.	2,573,754	0.4
19,599	(1)	PRA Health Sciences, Inc.	2,159,614	0.4
40,352		Steris PLC	4,616,269	0.8
4,166		Teleflex, Inc.	1,108,531	0.2
17,240	(1)	Tenet Healthcare Corp.	490,650	0.1
16,864	(1)	United Therapeutics Corp.	2,156,568	0.3
5,505	(1)	Waters Corp.	1,071,713	0.2
9,269	(1)	WellCare Health Plans, Inc.	2,970,622	0.5
			56,688,072	9.5

		Industrials: 15.0%
40,388		Allison Transmission Holdings, Inc.	2,100,580	0.3
15,926		Ametek, Inc.	1,260,065	0.2
53,741	(1)	Avis Budget Group, Inc.	1,727,236	0.3
8,029		Brink's Co.	560,023	0.1
9,741		Carlisle Cos., Inc.	1,186,454	0.2
45,929		Crane Co.	4,517,117	0.8
37,344		Curtiss-Wright Corp.	5,131,813	0.9
55,462		Deluxe Corp.	3,158,006	0.5
54,375		EMCOR Group, Inc.	4,084,106	0.7
35,896		EnerSys	3,127,618	0.5
39,533	(1)	Esterline Technologies Corp.	3,595,526	0.6
16,665	(1)	Genesee & Wyoming, Inc.	1,516,348	0.2
61,252	(1)	HD Supply Holdings, Inc.	2,620,973	0.4
102,027		Herman Miller, Inc.	3,917,837	0.7
45,230		IDEX Corp.	6,814,352	1.1
30,153		Ingersoll-Rand PLC - Class A	3,084,652	0.5
24,788		ITT, Inc.	1,518,513	0.3
257,514	(1)	JetBlue Airways Corp.	4,985,471	0.8
54,412		Manpowergroup, Inc.	4,677,256	0.8
86,729		Masco Corp.	3,174,281	0.5
37,688		MSC Industrial Direct Co.	3,320,690	0.6
83,756		nVent Electric PLC	2,274,813	0.4
4,264		Old Dominion Freight Line	687,613	0.1
42,482		Owens Corning, Inc.	2,305,498	0.4
338,760		Pitney Bowes, Inc.	2,398,421	0.4
47,961		Regal Beloit Corp.	3,954,384	0.7
19,392		Ryder System, Inc.	1,416,973	0.2
87,509		Timken Co.	4,362,324	0.7
79,074		Toro Co.	4,742,068	0.8
5,855		Wabtec Corp.	614,072	0.1
17,053	(1)	Wesco International, Inc.	1,047,907	0.2
			89,882,990	15.0

		Information Technology: 15.8%
23,027	(1)	ARRIS International PLC	598,472	0.1
43,777		Belden, Inc.	3,126,116	0.5
22,912		Broadridge Financial Solutions, Inc. ADR	3,023,238	0.5
60,359	(1)	Cadence Design Systems, Inc.	2,735,470	0.5
72,635		CDK Global, Inc.	4,544,046	0.8
16,190	(1)	Citrix Systems, Inc.	1,799,680	0.3
14,952		DXC Technology Co.	1,398,311	0.2
23,501	(1)	Fair Isaac Corp.	5,371,154	0.9
89,134	(1)	Fortinet, Inc.	8,224,394	1.4
25,193		InterDigital, Inc.	2,015,440	0.3
44,726		j2 Global, Inc.	3,705,549	0.6
151,626		Jabil, Inc.	4,106,032	0.7
5,839		Jack Henry & Associates, Inc.	934,707	0.2
17,167	(1)	Keysight Technologies, Inc.	1,137,829	0.2
11,019		KLA-Tencor Corp.	1,120,743	0.2
16,348		Lam Research Corp.	2,479,992	0.4
49,178		Leidos Holdings, Inc.	3,401,150	0.6
5,961		Littelfuse, Inc.	1,179,622	0.2
42,026		LogMeIn, Inc.	3,744,517	0.6
34,287	(1)	Manhattan Associates, Inc.	1,872,070	0.3
67,426		Maximus, Inc.	4,386,736	0.7
45,388		MKS Instruments, Inc.	3,637,848	0.6
19,394		Motorola Solutions, Inc.	2,523,935	0.4
126,147	(1)	NCR Corp.	3,583,836	0.6
7,516		NetApp, Inc.	645,549	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
103,257	(1)	Netscout Systems, Inc.	$2,607,239	0.4
48,267	(1)	ON Semiconductor Corp.	889,561	0.1
10,680	(1)	PTC, Inc.	1,134,109	0.2
6,162	(1)	Red Hat, Inc.	839,757	0.1
5,936		SYNNEX Corp.	502,779	0.1
30,142	(1)	Tech Data Corp.	2,157,263	0.4
132,959		Teradyne, Inc.	4,916,824	0.8
6,818		Total System Services, Inc.	673,209	0.1
52,378	(1)	Trimble, Inc.	2,276,348	0.4
2,586	(1)	Tyler Technologies, Inc.	633,725	0.1
93,354		Versum Materials, Inc.	3,361,678	0.6
149,560		Vishay Intertechnology, Inc.	3,043,546	0.5
37,092		Western Union Co.	706,974	0.1
			95,039,448	15.8

		Materials: 6.7%
11,419		Avery Dennison Corp.	1,237,249	0.2
55,598	(1)	Berry Plastics Group, Inc.	2,690,387	0.5
21,892		Cabot Corp.	1,373,066	0.2
10,754		Carpenter Technology Corp.	633,948	0.1
116,008		Chemours Co.	4,575,356	0.8
94,235		Commercial Metals Co.	1,933,702	0.3
8,001		Eastman Chemical Co.	765,856	0.1
25,380		Greif, Inc. - Class A	1,361,891	0.2
40,475		Huntsman Corp.	1,102,134	0.2
145,699		Louisiana-Pacific Corp.	3,859,566	0.6
24,800		Minerals Technologies, Inc.	1,676,480	0.3
26,882		Packaging Corp. of America	2,948,687	0.5
66,823		PolyOne Corp.	2,921,502	0.5
136,153		Steel Dynamics, Inc.	6,152,754	1.0
20,286		United States Steel Corp.	618,317	0.1
186,498		Valvoline, Inc.	4,011,572	0.7
53,169		Worthington Industries, Inc.	2,305,408	0.4
			40,167,875	6.7

		Real Estate: 9.0%
62,480		Apple Hospitality REIT, Inc.	1,092,775	0.2
87,083		Brixmor Property Group, Inc.	1,524,823	0.3
6,508		Camden Property Trust	608,954	0.1
147,401		CoreCivic, Inc.	3,586,266	0.6
18,541		Coresite Realty Corp.	2,060,647	0.3
477,293		Cousins Properties, Inc.	4,243,135	0.7
32,096		Equity Lifestyle Properties, Inc.	3,095,659	0.5
127,385		First Industrial Realty Trust, Inc.	3,999,889	0.7
87,138		Highwoods Properties, Inc.	4,118,142	0.7
142,376		Hospitality Properties Trust	4,106,124	0.7
14,439		Jones Lang LaSalle, Inc.	2,083,836	0.3
66,507		Lamar Advertising Co.	5,174,245	0.9
106,715		Liberty Property Trust	4,508,709	0.7
68,173		Outfront Media, Inc.	1,360,051	0.2
74,389		PotlatchDeltic Corp.	3,046,229	0.5
25,730	(2)	Realogy Holdings Corp.	531,067	0.1
16,342	(1)	SBA Communications Corp.	2,625,015	0.4
12,852		SL Green Realty Corp.	1,253,456	0.2
131,328		Tanger Factory Outlet Centers, Inc.	3,004,785	0.5
100,696		Urban Edge Properties	2,223,368	0.4
			54,247,175	9.0

		Utilities: 4.9%
48,826		AES Corp.	683,564	0.1
43,858		Ameren Corp.	2,772,703	0.5
7,417		Atmos Energy Corp.	696,530	0.1
26,558		Centerpoint Energy, Inc.	734,329	0.1
42,698		Idacorp, Inc.	4,236,922	0.7
57,523		MDU Resources Group, Inc.	1,477,766	0.3
63,943		National Fuel Gas Co.	3,584,645	0.6
62,514		NorthWestern Corp.	3,667,071	0.6
33,301		Pinnacle West Capital Corp.	2,636,773	0.4
91,471		PNM Resources, Inc.	3,608,531	0.6
99,798		UGI Corp.	5,536,793	0.9
			29,635,627	4.9

	Total Common Stock (Cost $547,303,039)		595,344,552	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateral(3): 1.4%
1,966,010		Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,966,374, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $2,005,332, due 07/31/20-05/15/28)	1,966,010	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,966,010	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $1,966,408, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,005,331, due 11/15/42-08/15/44)	$1,966,010	0.3
1,966,010	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,966,377, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $2,005,332, due 11/29/18-09/09/49)	1,966,010	0.3
413,506	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $413,583, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $421,776, due 09/30/18-08/20/68)	413,506	0.1
1,966,010	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,966,375, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,005,330, due 10/04/18-09/09/49)	1,966,010	0.4
		8,277,546	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,586,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $3,586,000)	$3,586,000	0.6

	Total Short-Term Investments (Cost $11,863,546)	11,863,546	2.0

	Total Investments in Securities (Cost $559,166,585)	$607,208,098	101.2
	Liabilities in Excess of Other Assets	(7,226,083)	(1.2)
	Net Assets	$599,982,015	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$595,344,552	$–	$–	$595,344,552
Short-Term Investments	3,586,000	8,277,546	–	11,863,546
Total Investments, at fair value	$598,930,552	$8,277,546	$–	$607,208,098
Liabilities Table
Other Financial Instruments+
Futures	$(31,811)	$–	$–	$(31,811)
Total Liabilities	$(31,811)	$–	$–	$(31,811)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	11	12/21/18	$2,227,720	$(31,811)
			$2,227,720	$(31,811)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$31,811
Total Liability Derivatives		$31,811

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $559,755,455.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$79,081,808
Gross Unrealized Depreciation	(31,660,976)

Net Unrealized Appreciation	$47,420,832

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 1.9%
14,034	(1)	Care.com, Inc.	$310,292	0.1
32,895		Cogent Communications Holdings, Inc.	1,835,541	0.6
127,798		Entravision Communications Corp.	626,210	0.2
87,218	(2)	Frontier Communications Corp.	566,045	0.2
61,049		Gannett Co., Inc.	611,101	0.2
65,269		TEGNA, Inc.	780,617	0.2
56,475	(1)	Vonage Holdings Corp.	799,686	0.3
3,970		World Wrestling Entertainment, Inc.	384,018	0.1
			5,913,510	1.9

		Consumer Discretionary: 14.3%
35,736	(1)	1-800-Flowers.com, Inc.	421,685	0.1
34,893		Abercrombie & Fitch Co.	736,940	0.2
101,156	(1)	American Axle & Manufacturing Holdings, Inc.	1,764,161	0.6
6,539	(1)	Asbury Automotive Group, Inc.	449,556	0.1
75,739	(1)	Barnes & Noble Education, Inc.	436,257	0.1
96,078		Barnes & Noble, Inc.	557,252	0.2
30,637		Big Lots, Inc.	1,280,320	0.4
15,578		Bloomin Brands, Inc.	308,289	0.1
46,040		Caleres, Inc.	1,650,994	0.5
61,525	(1)	Career Education Corp.	918,568	0.3
14,916		Childrens Place, Inc./The	1,906,265	0.6
9,161	(1)	Cooper-Standard Holdings, Inc.	1,099,137	0.3
32,439	(1)	CROCS, Inc.	690,626	0.2
47,272		Dana, Inc.	882,568	0.3
21,493		Dave & Buster's Entertainment, Inc.	1,423,266	0.5
2,674	(1)	Deckers Outdoor Corp.	317,083	0.1
18,686	(1)	Denny's Corp.	275,058	0.1
14,938		Ethan Allen Interiors, Inc.	309,963	0.1
5,425	(1)	Five Below, Inc.	705,575	0.2
8,225	(1)	Genesco, Inc.	387,397	0.1
4,340		Group 1 Automotive, Inc.	281,666	0.1
50,351		La-Z-Boy, Inc.	1,591,092	0.5
8,692	(1)	Liberty Expedia Holdings, Inc.	408,872	0.1
49,739	(1)	M/I Homes, Inc.	1,190,254	0.4
17,202	(1)	MarineMax, Inc.	365,543	0.1
16,537		Marriott Vacations Worldwide Corp.	1,848,010	0.6
50,189		MDC Holdings, Inc.	1,484,591	0.5
6,181		Movado Group, Inc.	258,984	0.1
24,305	(1)	Nautilus, Inc.	339,055	0.1
30,409		NutriSystem, Inc.	1,126,653	0.4
440,075		Office Depot, Inc.	1,412,641	0.5
16,919		Oxford Industries, Inc.	1,526,094	0.5
61,331	(1)	Penn National Gaming, Inc.	2,019,017	0.7
24,283	(2)	PetMed Express, Inc.	801,582	0.3
6,296	(1)	Red Robin Gourmet Burgers, Inc.	252,784	0.1
10,813	(1),(2)	RH	1,416,611	0.5
19,820		Ruth's Hospitality Group, Inc.	625,321	0.2
3,374	(1)	Shutterfly, Inc.	222,313	0.1
20,840	(1)	Sleep Number Corp.	766,495	0.2
3,808	(1)	Stamps.com, Inc.	861,370	0.3
44,210		Tailored Brands, Inc.	1,113,650	0.4
32,376	(1)	Taylor Morrison Home Corp.	584,063	0.2
19,093		Tenneco, Inc.	804,579	0.3
26,233	(1)	TopBuild Corp.	1,490,559	0.5
26,716		Tower International, Inc.	808,159	0.3
15,134	(1)	Universal Electronics, Inc.	595,523	0.2
19,544	(1)	William Lyon Homes	310,554	0.1
69,681		Wolverine World Wide, Inc.	2,721,043	0.9
			43,748,038	14.3

		Consumer Staples: 3.1%
450,486	(1)	Avon Products, Inc.	991,069	0.3
20,767		Cal-Maine Foods, Inc.	1,003,046	0.3
16,288	(1),(2)	Central Garden & Pet Co.	587,020	0.2
66,517	(1)	Darling Ingredients, Inc.	1,285,108	0.4
32,967	(1)	Hostess Brands, Inc.	364,945	0.1
5,390		John B Sanfilippo & Son, Inc.	384,738	0.1
10,225		Medifast, Inc.	2,265,349	0.8
28,449	(1)	Performance Food Group Co.	947,352	0.3
36,661		SpartanNash Co.	735,420	0.3
9,434		Universal Corp.	613,210	0.2
26,240	(2)	Vector Group Ltd.	361,587	0.1
			9,538,844	3.1

		Energy: 4.1%
7,251		Arch Coal, Inc.	648,239	0.2
66,056	(1)	Carrizo Oil & Gas, Inc.	1,664,611	0.5
17,237	(1),(2)	Covia Holdings Corp.	154,616	0.0
61,870	(1)	Denbury Resources, Inc.	383,594	0.1
39,298	(1)	Exterran Corp.	1,042,576	0.3
24,169	(1)	FTS International, Inc.	284,953	0.1
48,445	(1)	Matrix Service Co.	1,194,169	0.4
59,586	(1)	McDermott International, Inc.	1,098,170	0.4
17,260	(1)	PDC Energy, Inc.	845,050	0.3
91,249	(1)	ProPetro Holding Corp.	1,504,696	0.5
10,532	(1)	REX American Resources Corp.	795,693	0.3
35,042	(1)	SRC Energy, Inc.	311,523	0.1
103,734	(1)	Tetra Technologies, Inc.	467,840	0.2
55,320	(1)	Unit Corp.	1,441,639	0.5
39,595	(2)	US Silica Holdings, Inc.	745,574	0.2
			12,582,943	4.1

		Financials: 17.2%
62,583		American Equity Investment Life Holding Co.	2,212,935	0.7

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
22,016		Amerisafe, Inc.	$1,363,891	0.4
24,871	(1)	Axos Financial, Inc.	855,314	0.3
56,308	(1)	Bancorp, Inc.	539,994	0.2
22,496		Bank of NT Butterfield & Son Ltd.	1,166,643	0.4
73,425		BrightSphere Investment Group PLC	910,470	0.3
22,097		Cadence BanCorp	577,174	0.2
21,176		Cathay General Bancorp.	877,533	0.3
39,833		Central Pacific Financial Corp.	1,052,786	0.3
18,930		Chemical Financial Corp.	1,010,862	0.3
18,019		CNO Financial Group, Inc.	382,363	0.1
7,253		Columbia Banking System, Inc.	281,199	0.1
4,943		Community Bank System, Inc.	301,869	0.1
39,167	(1)	Customers Bancorp, Inc.	921,600	0.3
15,795		Dime Community Bancshares	281,941	0.1
25,561	(1)	Essent Group Ltd.	1,131,074	0.4
200,627	(1)	First BanCorp. Puerto Rico	1,825,706	0.6
51,458		First Commonwealth Financial Corp.	830,532	0.3
9,587		First Financial Bancorp.	284,734	0.1
5,771	(2)	First Financial Bankshares, Inc.	341,066	0.1
4,838		FirstCash, Inc.	396,716	0.1
7,578		Glacier Bancorp., Inc.	326,536	0.1
47,861		Great Western Bancorp, Inc.	2,019,256	0.7
19,475	(1)	Green Dot Corp.	1,729,769	0.6
17,102		Hancock Whitney Corp.	813,200	0.3
58,077		Hanmi Financial Corp.	1,446,117	0.5
52,156		Home Bancshares, Inc./Conway AR	1,142,216	0.4
68,723		Hope Bancorp, Inc.	1,111,251	0.4
6,930		Houlihan Lokey, Inc.	311,365	0.1
6,487		Iberiabank Corp.	527,717	0.2
33,058		Invesco Mortgage Capital, Inc.	522,978	0.2
35,106		Investment Technology Group, Inc.	760,396	0.2
7,913		LegacyTexas Financial Group, Inc.	337,094	0.1
96,155	(1)	MGIC Investment Corp.	1,279,823	0.4
84,319	(1)	NMI Holdings, Inc.	1,909,825	0.6
59,568		OFG Bancorp	962,023	0.3
3,275		Federal Agricultural Mortgage Corp.	236,389	0.1
19,018		Piper Jaffray Cos.	1,452,024	0.5
11,408		Primerica, Inc.	1,375,234	0.4
64,103		Radian Group, Inc.	1,325,009	0.4
21,890	(1)	Seacoast Banking Corp. of Florida	639,188	0.2
38,631		Selective Insurance Group	2,453,069	0.8
63,633		Simmons First National Corp.	1,873,992	0.6
22,058		Sterling Bancorp, Inc./MI	249,476	0.1
15,391		Stifel Financial Corp.	788,943	0.3
111,542	(1)	Third Point Reinsurance Ltd.	1,450,046	0.5
57,808		Trustco Bank Corp.	491,368	0.2
60,788		United Community Banks, Inc./GA	1,695,377	0.5
41,774		Universal Insurance Holdings, Inc.	2,028,128	0.7
78,973		Waddell & Reed Financial, Inc.	1,672,648	0.5
29,065		Walker & Dunlop, Inc.	1,536,957	0.5
3,164	(1)	World Acceptance Corp.	361,835	0.1
			52,375,651	17.2

		Health Care: 12.5%
133,774		Aceto Corp.	302,329	0.1
19,298	(1)	Acorda Therapeutics, Inc.	379,206	0.1
24,849	(1)	AMAG Pharmaceuticals, Inc.	496,980	0.2
22,237	(1)	Amedisys, Inc.	2,778,735	0.9
19,776	(1)	American Renal Associates Holdings, Inc.	428,150	0.1
34,715	(1)	AMN Healthcare Services, Inc.	1,898,910	0.6
19,248	(1)	Amneal Pharmaceuticals, Inc.	427,113	0.1
24,417	(1),(2)	Amphastar Pharmaceuticals, Inc.	469,783	0.2
40,547	(1)	Angiodynamics, Inc.	881,492	0.3
17,780	(1),(2)	Cambrex Corp.	1,216,152	0.4
6,027		Conmed Corp.	477,459	0.2
32,951	(1),(2)	Corcept Therapeutics, Inc.	461,973	0.2
11,195	(1)	Corvel Corp.	674,499	0.2
63,044	(1)	Cross Country Healthcare, Inc.	550,374	0.2
32,304	(1)	Emergent Biosolutions, Inc.	2,126,572	0.7
2,429	(1)	Enanta Pharmaceuticals, Inc.	207,582	0.1
68,720	(1)	Endo International PLC	1,156,558	0.4
9,763	(1)	Haemonetics Corp.	1,118,645	0.4
20,878	(1)	Innoviva, Inc.	318,181	0.1
3,728	(1)	Inogen, Inc.	910,079	0.3
26,266	(1)	Integer Holdings Corp.	2,178,765	0.7
24,644	(1),(2)	Lannett Co., Inc.	117,059	0.0
38,048	(1)	Lantheus Holdings, Inc.	568,818	0.2
12,830		LeMaitre Vascular, Inc.	497,034	0.2
4,797	(1),(2)	Ligand Pharmaceuticals, Inc.	1,316,729	0.4
49,230		Luminex Corp.	1,492,161	0.5
21,555	(1)	Magellan Health, Inc.	1,553,038	0.5
15,281	(1)	Mallinckrodt PLC - W/I	447,886	0.1
9,149	(1)	Medpace Holdings, Inc.	548,117	0.2
37,681	(1)	Merit Medical Systems, Inc.	2,315,497	0.8
90,866	(1),(2)	MiMedx Group, Inc.	561,552	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
25,406	(1)	Myriad Genetics, Inc.	$1,168,676	0.4
6,086	(1)	Neogen Corp.	435,332	0.1
16,265	(1)	Orthofix Medical, Inc.	940,280	0.3
38,778		Owens & Minor, Inc.	640,613	0.2
23,935		Phibro Animal Health Corp.	1,026,811	0.3
3,683	(1)	Providence Service Corp.	247,792	0.1
5,037	(1)	REGENXBIO, Inc.	380,293	0.1
52,302	(1)	Select Medical Holdings Corp.	962,357	0.3
26,602	(1)	Spectrum Pharmaceuticals, Inc.	446,914	0.1
30,468	(1)	Supernus Pharmaceuticals, Inc.	1,534,064	0.5
42,514	(1)	Tivity Health, Inc.	1,366,825	0.4
12,532	(1)	Triple-S Management Corp.	236,729	0.1
			38,264,114	12.5

		Industrials: 19.5%
59,547		ABM Industries, Inc.	1,920,391	0.6
48,130		ACCO Brands Corp.	543,869	0.2
25,415		Actuant Corp.	709,078	0.2
14,279	(1)	Aegion Corp.	362,401	0.1
30,616	(1)	Aerojet Rocketdyne Holdings, Inc.	1,040,638	0.3
6,153		Allegiant Travel Co.	780,200	0.3
9,962		Applied Industrial Technologies, Inc.	779,526	0.3
32,636		ArcBest Corp.	1,584,478	0.5
19,028	(1)	ASGN, Inc.	1,501,880	0.5
27,291	(1)	Atkore International Group, Inc.	724,030	0.2
9,272	(1)	Atlas Air Worldwide Holdings, Inc.	591,090	0.2
9,378	(1)	Avis Budget Group, Inc.	301,409	0.1
4,808	(1)	Axon Enterprise, Inc.	329,011	0.1
35,418		Barnes Group, Inc.	2,515,741	0.8
3,948		Barrett Business Services, Inc.	263,647	0.1
37,457		Briggs & Stratton Corp.	720,298	0.2
7,230		Brink's Co.	504,292	0.2
8,417		CIRCOR International, Inc.	399,807	0.1
8,827		Comfort Systems USA, Inc.	497,843	0.2
17,756	(1)	Continental Building Products, Inc.	666,738	0.2
8,742		EMCOR Group, Inc.	656,612	0.2
22,370		EnPro Industries, Inc.	1,631,444	0.5
6,907	(1)	Esterline Technologies Corp.	628,192	0.2
25,412		Federal Signal Corp.	680,533	0.2
27,746	(1)	Gibraltar Industries, Inc.	1,265,218	0.4
23,228		Greenbrier Cos., Inc.	1,396,003	0.5
28,952		Griffon Corp.	467,575	0.2
77,915	(1)	Harsco Corp.	2,224,473	0.7
11,022		Hawaiian Holdings, Inc.	441,982	0.1
31,915		Heidrick & Struggles International, Inc.	1,080,323	0.4
27,817		Herman Miller, Inc.	1,068,173	0.4
44,965		Hillenbrand, Inc.	2,351,669	0.8
18,424		Insperity, Inc.	2,173,111	0.7
3,282		John Bean Technologies Corp.	391,543	0.1
15,169		Kaman Corp.	1,012,986	0.3
8,648		Kforce, Inc.	325,165	0.1
13,836		Knoll, Inc.	324,454	0.1
37,048		Korn/Ferry International	1,824,244	0.6
14,486		Lindsay Corp.	1,452,077	0.5
23,518		LSC Communications, Inc.	260,109	0.1
4,685		McGrath Rentcorp	255,192	0.1
36,738	(1)	Milacron Holdings Corp.	743,945	0.2
11,001		Mobile Mini, Inc.	482,394	0.2
14,015		Moog, Inc.	1,204,870	0.4
4,679	(2)	National Presto Industries, Inc.	606,632	0.2
39,028	(1)	Orion Group Holdings, Inc.	294,661	0.1
2,453	(1)	Proto Labs, Inc.	396,773	0.1
38,718		Quanex Building Products Corp.	704,668	0.2
8,485	(1)	Saia, Inc.	648,678	0.2
31,576		Simpson Manufacturing Co., Inc.	2,287,997	0.8
26,497		Skywest, Inc.	1,560,673	0.5
21,474	(1)	SPX Corp.	715,299	0.2
39,612	(1)	SPX FLOW, Inc.	2,059,824	0.7
37,916		Tetra Tech, Inc.	2,589,663	0.9
5,601	(1)	Trex Co., Inc.	431,165	0.1
49,206	(2)	Triumph Group, Inc.	1,146,500	0.4
18,241	(1)	TrueBlue, Inc.	475,178	0.2
50,431		Universal Forest Products, Inc.	1,781,727	0.6
12,584	(1)	USA Truck, Inc.	254,574	0.1
23,183		Watts Water Technologies, Inc.	1,924,189	0.6
55,126	(1)	YRC Worldwide, Inc.	495,031	0.2
			59,451,886	19.5

		Information Technology: 13.5%
14,358	(1)	8x8, Inc.	305,107	0.1
35,219	(1)	Advanced Energy Industries, Inc.	1,819,061	0.6
73,338	(1)	Amkor Technology, Inc.	541,968	0.2
33,938	(1)	Avaya Holdings Corp.	751,387	0.2
52,944		Benchmark Electronics, Inc.	1,238,890	0.4
7,327		Cabot Microelectronics Corp.	755,927	0.3
15,002	(1)	CACI International, Inc.	2,762,618	0.9
56,630	(1)	CalAmp Corp.	1,356,855	0.4
14,494	(1)	Cardtronics plc	458,590	0.2
43,432		Cohu, Inc.	1,090,143	0.4
14,064		Comtech Telecommunications Corp.	510,101	0.2
37,456		CSG Systems International, Inc.	1,503,484	0.5
29,327		CTS Corp.	1,005,916	0.3
43,949	(1)	Electro Scientific Industries, Inc.	766,910	0.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
25,960		Entegris, Inc.	$751,542	0.2
12,976	(1)	ePlus, Inc.	1,202,875	0.4
58,206	(1)	Formfactor, Inc.	800,332	0.3
18,393		Hackett Group, Inc.	370,619	0.1
30,453	(1)	Kemet Corp.	564,903	0.2
19,117	(1)	Knowles Corp.	317,724	0.1
37,166		Kulicke & Soffa Industries, Inc.	886,037	0.3
27,408		Methode Electronics, Inc.	992,170	0.3
4,987	(1)	MicroStrategy, Inc.	701,272	0.2
15,227		Monotype Imaging Holdings, Inc.	307,585	0.1
43,480	(1)	Nanometrics, Inc.	1,631,370	0.5
8,621	(1)	Netgear, Inc.	541,830	0.2
2,899	(1)	New Relic, Inc.	273,173	0.1
50,222		NIC, Inc.	743,286	0.2
39,893	(1)	Perficient, Inc.	1,063,148	0.4
31,374	(1)	Plexus Corp.	1,835,693	0.6
24,007		Power Integrations, Inc.	1,517,242	0.5
44,378		Progress Software Corp.	1,566,100	0.5
5,016	(1)	Qualys, Inc.	446,926	0.2
10,155	(1)	Rogers Corp.	1,496,035	0.5
50,919	(1)	Rudolph Technologies, Inc.	1,244,970	0.4
60,058	(1)	Sanmina Corp.	1,657,601	0.5
7,689	(1)	Semtech Corp.	427,508	0.1
11,667	(1),(2)	SolarEdge Technologies, Inc.	439,263	0.1
26,523	(1)	Sykes Enterprises, Inc.	808,686	0.3
4,803		SYNNEX Corp.	406,814	0.1
99,462		Travelport Worldwide Ltd.	1,677,924	0.6
82,814	(1)	TTM Technologies, Inc.	1,317,571	0.4
7,627	(1)	Virtusa Corp.	409,646	0.1
			41,266,802	13.5

		Materials: 4.7%
18,098	(1)	AdvanSix, Inc.	614,427	0.2
2,967		Balchem Corp.	332,571	0.1
37,744		Boise Cascade Co.	1,388,979	0.5
5,854	(1)	Ingevity Corp.	596,405	0.2
12,118		Kaiser Aluminum Corp.	1,321,589	0.4
27,857	(1)	Koppers Holdings, Inc.	867,746	0.3
34,133	(1)	Kraton Corp.	1,609,371	0.5
21,391		Louisiana-Pacific Corp.	566,648	0.2
24,203		PolyOne Corp.	1,058,155	0.3
7,685		Quaker Chemical Corp.	1,553,984	0.5
20,643		Stepan Co.	1,796,147	0.6
12,956		Trinseo SA	1,014,455	0.3
13,595	(1)	Verso Corp.	457,744	0.2
25,236		Worthington Industries, Inc.	1,094,233	0.4
			14,272,454	4.7

		Real Estate: 5.7%
51,275		Ashford Hospitality Trust, Inc.	327,647	0.1
244,402	(2)	CBL & Associates Properties, Inc.	975,164	0.3
179,539		Cedar Realty Trust, Inc.	836,652	0.3
54,546		Chesapeake Lodging Trust	1,749,290	0.6
158,288		DiamondRock Hospitality Co.	1,847,221	0.6
23,630		EastGroup Properties, Inc.	2,259,501	0.7
39,741		Four Corners Property Trust, Inc.	1,020,946	0.3
44,320		HFF, Inc.	1,882,714	0.6
27,597		iStar, Inc.	308,259	0.1
29,183		Kite Realty Group Trust	485,897	0.2
10,973	(1)	Marcus & Millichap, Inc.	380,873	0.1
92,276	(2)	Pennsylvania Real Estate Investment Trust	872,931	0.3
14,404		PS Business Parks, Inc.	1,830,604	0.6
52,902		Ramco-Gershenson Properties	719,467	0.2
8,827		Saul Centers, Inc.	494,312	0.2
195,711		Washington Prime Group, Inc.	1,428,690	0.5
			17,420,168	5.7

		Utilities: 2.0%
15,932	(2)	Black Hills Corp.	925,490	0.3
6,146		El Paso Electric Co.	351,551	0.1
11,284		Idacorp, Inc.	1,119,711	0.4
18,045		NorthWestern Corp.	1,058,520	0.4
7,320		Otter Tail Corp.	350,628	0.1
7,668		PNM Resources, Inc.	302,502	0.1
29,583		Portland General Electric Co.	1,349,281	0.4
8,631		South Jersey Industries, Inc.	304,415	0.1
4,094		Spire, Inc.	301,114	0.1
			6,063,212	2.0

	Total Common Stock
	(Cost $258,515,074)		300,897,622	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateral(3): 3.5%
2,504,170	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $2,504,637, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,554,253, due 10/25/18-08/20/68)	2,504,170	0.8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
526,518	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $526,615, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $537,048, due 05/23/19-09/09/49)	$526,518	0.2
2,504,170	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $2,504,637, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,554,253, due 09/30/18-08/20/68)	2,504,170	0.8
2,504,170	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $2,504,635, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,554,253, due 10/04/18-09/09/49)	2,504,170	0.8
2,504,170	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $2,504,687, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,554,610, due 04/15/20-02/15/48)	2,504,170	0.9
		10,543,198	3.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
4,103,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $4,103,000)	$4,103,000	1.3

	Total Short-Term Investments
	(Cost $14,646,198)	14,646,198	4.8

	Total Investments in Securities (Cost $273,161,272)	$315,543,820	103.3
	Liabilities in Excess of Other Assets	(10,222,395)	(3.3)
	Net Assets	$305,321,425	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$300,897,622	$–	$–	$300,897,622
Short-Term Investments	4,103,000	10,543,198	–	14,646,198
Total Investments, at fair value	$305,000,622	$10,543,198	$–	$315,543,820
Liabilities Table
Other Financial Instruments+
Futures	$(40,188)	$–	$–	$(40,188)
Total Liabilities	$(40,188)	$–	$–	$(40,188)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	37	12/21/18	$3,146,480	$(40,188)
			$3,146,480	$(40,188)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$40,188
Total Liability Derivatives		$40,188

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $273,343,073.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$59,414,240
Gross Unrealized Depreciation	(17,253,681)

Net Unrealized Appreciation	$42,160,559

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Australia: 6.4%
79,135		AGL Energy Ltd.	$1,116,308	0.1
296,490		Alumina Ltd.	593,524	0.0
138,965		Amcor Ltd.	1,373,423	0.1
347,513		AMP Ltd.	801,104	0.0
140,005		APA Group	1,009,630	0.1
68,529		Aristocrat Leisure Ltd.	1,407,380	0.1
23,053		ASX Ltd.	1,060,368	0.1
241,048		Aurizon Holdings Ltd.	715,659	0.0
208,326		AusNet Services	244,704	0.0
346,359		Australia & New Zealand Banking Group Ltd.	7,050,733	0.4
48,400		Bank of Queensland Ltd.	385,324	0.0
58,532		Bendigo and Adelaide Bank Ltd.	454,577	0.0
874,585	(1),(2)	BGP Holdings PLC	–	–
383,934		BHP Billiton Ltd.	9,564,163	0.5
66,650		BlueScope Steel Ltd.	817,447	0.1
141,097		Boral Ltd.	704,321	0.0
191,662		Brambles Ltd.	1,509,456	0.1
31,246		Caltex Australia Ltd.	675,035	0.0
66,655		Challenger Ltd.	539,333	0.0
11,220		CIMIC Group Ltd.	416,433	0.0
62,952		Coca-Cola Amatil Ltd.	443,779	0.0
6,917		Cochlear Ltd.	1,002,940	0.1
210,400		Commonwealth Bank of Australia	10,859,531	0.6
55,619		Computershare Ltd.	800,981	0.0
43,872		Crown Resorts Ltd.	433,883	0.0
54,048		CSL Ltd.	7,853,160	0.4
121,324		Dexus	926,863	0.1
7,346	(3)	Domino's Pizza Enterprises Ltd.	282,496	0.0
6,735		Flight Centre Travel Group Ltd.	258,637	0.0
182,401		Fortescue Metals Group Ltd.	516,876	0.0
207,869		Goodman Group	1,559,350	0.1
213,287		GPT Group	803,304	0.0
64,792	(3)	Harvey Norman Holdings Ltd.	164,817	0.0
200,674		Healthscope Ltd.	304,420	0.0
193,076		Incitec Pivot Ltd.	555,143	0.0
282,893		Insurance Australia Group Ltd.	1,495,578	0.1
67,979		Lend Lease Corp., Ltd.	965,846	0.1
38,664		Macquarie Group Ltd.	3,517,209	0.2
331,069		Medibank Pvt Ltd.	696,147	0.0
440,809		Mirvac Group	768,332	0.0
325,493		National Australia Bank Ltd.	6,534,621	0.4
92,057		Newcrest Mining Ltd.	1,292,693	0.1
162,450		Oil Search Ltd.	1,061,112	0.1
45,471		Orica Ltd.	559,332	0.0
211,038	(2)	Origin Energy Ltd.	1,257,926	0.1
161,011		QBE Insurance Group Ltd.	1,293,301	0.1
17,031		Ramsay Health Care Ltd.	675,706	0.0
6,390		REA Group Ltd.	396,453	0.0
49,318		Rio Tinto Ltd.	2,804,843	0.2
216,278		Santos Ltd.	1,135,503	0.1
632,584		Scentre Group	1,817,898	0.1
38,851		Seek Ltd.	581,721	0.0
48,080		Sonic Healthcare Ltd.	865,085	0.1
367,875		South32 Ltd. - AUD	1,033,843	0.1
242,587		South32 Ltd. - GBP	675,809	0.0
290,060		Stockland	871,329	0.1
154,936		Suncorp Group Ltd.	1,618,841	0.1
131,021		Sydney Airport	652,157	0.0
228,536		Tabcorp Holdings Ltd.	804,056	0.0
495,213		Telstra Corp., Ltd.	1,140,920	0.1
45,689		TPG Telecom Ltd.	281,832	0.0
306,338		Transurban Group - Stapled Security	2,482,671	0.1
85,120		Treasury Wine Estates Ltd.	1,074,380	0.1
396,503		Vicinity Centres	752,265	0.0
135,574		Wesfarmers Ltd.	4,881,924	0.3
409,166		Westpac Banking Corp.	8,228,619	0.5
111,790		Woodside Petroleum Ltd.	3,118,597	0.2
156,990		Woolworths Group Ltd	3,184,049	0.2
			115,725,700	6.4

		Austria: 0.2%
8,860		Andritz AG	516,762	0.0
36,044		Erste Group Bank AG	1,496,430	0.1
17,419		OMV AG	977,189	0.1
17,920		Raiffeisen International Bank Holding AG	515,764	0.0
13,729		Voestalpine AG	627,141	0.0
			4,133,286	0.2

		Belgium: 1.0%
22,165		Ageas	1,191,560	0.1
91,103		Anheuser-Busch InBev SA/NV	7,974,747	0.4
18,644		Proximus SADP	445,369	0.0
7,534	(3)	Colruyt S.A.	426,366	0.0
9,587		Groupe Bruxelles Lambert S.A.	1,004,941	0.1
29,815		KBC Group NV	2,216,995	0.1
8,898		Solvay S.A.	1,192,809	0.1
6,246	(2)	Telenet Group Holding NV	344,148	0.0
14,992		UCB S.A.	1,347,239	0.1
25,068		Umicore SA	1,400,258	0.1
			17,544,432	1.0

		China: 0.1%
440,917		BOC Hong Kong Holdings Ltd.	2,092,732	0.1
88,000		Minth Group Ltd.	362,038	0.0
			2,454,770	0.1

		Denmark: 1.6%
450		AP Moller - Maersk A/S - Class A	589,930	0.0
780		AP Moller - Maersk A/S - Class B	1,095,799	0.1
12,605		Carlsberg A/S	1,511,656	0.1
11,635		Chr Hansen Holding A/S	1,179,622	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
14,015		Coloplast A/S	$1,431,708	0.1
87,789		Danske Bank A/S	2,301,171	0.1
22,377		DSV A/S	2,033,412	0.1
7,358	(2)	Genmab A/S	1,155,737	0.1
8,454		H Lundbeck A/S	521,852	0.0
20,060		ISS A/S	704,773	0.0
216,555		Novo Nordisk A/S	10,192,177	0.6
26,543		Novozymes A/S	1,455,844	0.1
22,331	(4)	Orsted A/S	1,517,457	0.1
13,290		Pandora A/S	829,940	0.0
13,987		Tryg A/S	348,289	0.0
24,484		Vestas Wind Systems A/S	1,654,047	0.1
13,455	(2)	William Demant Holding A/S	505,079	0.0
			29,028,493	1.6

		Finland: 1.0%
16,889		Elisa OYJ	715,998	0.0
53,503		Fortum OYJ	1,340,856	0.1
40,496		Kone OYJ	2,161,625	0.1
13,050		Metso Oyj	461,867	0.0
15,440		Neste Oyj	1,272,647	0.1
500,976		Nokia OYJ - Finland	2,785,307	0.2
172,697		Nokia OYJ - France	959,494	0.1
14,121		Nokian Renkaat OYJ	577,998	0.0
12,038		Orion Oyj	455,607	0.0
52,814		Sampo OYJ	2,733,070	0.1
66,360		Stora Enso OYJ	1,267,218	0.1
63,579		UPM-Kymmene OYJ	2,493,500	0.1
52,622		Wartsila OYJ	1,024,009	0.1
			18,249,196	1.0

		France: 10.0%
22,804		Accor S.A.	1,171,483	0.1
3,564		Aeroports de Paris	802,438	0.1
51,181		Air Liquide SA	6,721,199	0.4
18,636		Alstom SA	833,562	0.1
7,381	(4)	Amundi SA	552,747	0.0
8,280		Arkema SA	1,026,132	0.1
11,364		Atos SE	1,352,167	0.1
231,820		AXA S.A.	6,211,775	0.4
5,089		BioMerieux	424,780	0.0
134,268		BNP Paribas	8,222,111	0.5
106,180		Bollore SA	458,637	0.0
26,279		Bouygues SA	1,136,840	0.1
31,688		Bureau Veritas SA	818,255	0.1
19,112		Capgemini SE	2,406,158	0.1
70,237		Carrefour S.A.	1,346,231	0.1
6,353	(3)	Casino Guichard Perrachon S.A.	267,375	0.0
59,476		Cie de Saint-Gobain	2,563,472	0.1
20,366		Cie Generale des Etablissements Michelin SCA	2,430,798	0.1
21,296		CNP Assurances	513,354	0.0
136,016		Credit Agricole SA	1,955,227	0.1
73,495		Danone	5,711,675	0.3
304		Dassault Aviation SA	562,617	0.0
15,540		Dassault Systemes SE	2,325,363	0.1
28,233		Edenred	1,075,888	0.1
9,503		Eiffage SA	1,061,577	0.1
70,531		Electricite de France SA	1,240,420	0.1
218,325	(3)	Engie SA	3,214,233	0.2
24,860		Essilor International Cie Generale d'Optique SA	3,679,768	0.2
5,552		Eurazeo SA	437,169	0.0
1,368		Eurofins Scientific SE	778,297	0.0
20,975		Eutelsat Communications	495,543	0.0
9,134		Faurecia SA	549,316	0.0
4,455		Covivio	465,178	0.0
5,639		Gecina S.A.	941,481	0.1
56,189		Getlink	717,809	0.0
3,779		Hermes International	2,503,677	0.1
3,922		ICADE	362,469	0.0
3,248		Iliad SA	424,265	0.0
4,184		Imerys SA	308,966	0.0
7,136		Ingenico Group SA	542,558	0.0
4,542		Ipsen SA	764,659	0.0
8,734		JC Decaux SA	319,429	0.0
25,349		Klepierre SA	900,766	0.1
31,752		Legrand S.A.	2,315,234	0.1
30,216		L'Oreal S.A.	7,284,684	0.4
33,246		LVMH Moet Hennessy Louis Vuitton SE	11,748,163	0.7
112,861		Natixis SA	766,424	0.0
238,009		Orange SA	3,787,106	0.2
25,364		Pernod Ricard SA	4,159,888	0.2
70,182		Peugeot S.A.	1,893,209	0.1
9,049		Kering SA	4,853,472	0.3
24,814		Publicis Groupe	1,481,897	0.1
2,760		Remy Cointreau SA	359,960	0.0
22,915		Renault S.A.	1,982,191	0.1
36,513		Rexel SA	548,446	0.0
39,837		Safran S.A.	5,578,134	0.3
134,117		Sanofi	11,982,973	0.7
65,431		Schneider Electric SE	5,253,908	0.3
19,979	(2)	SCOR SE	926,257	0.1
2,773		SEB SA	471,652	0.0
3,193		Societe BIC S.A.	292,315	0.0
91,649		Societe Generale	3,935,442	0.2
10,750		Sodexo SA	1,140,000	0.1
44,646		SUEZ	635,085	0.0
6,843		Teleperformance	1,290,965	0.1
12,682		Thales S.A.	1,801,867	0.1
286,105	(3)	Total SA	18,602,749	1.0
9,248	(2)	UbiSoft Entertainment	998,605	0.1
16,469	(2)	Unibail-Rodamco-Westfield	3,317,622	0.2
28,745		Valeo SA	1,244,683	0.1
63,674		Veolia Environnement	1,270,589	0.1
60,485		Vinci SA	5,754,527	0.3
124,306		Vivendi SA	3,196,783	0.2
3,378		Wendel	503,330	0.0
			179,976,024	10.0

		Germany: 8.5%
22,506		Adidas AG	5,504,054	0.3
52,555		Allianz SE	11,696,988	0.7
5,951		Axel Springer AG	400,079	0.0
109,701		BASF SE	9,734,112	0.5
111,301		Bayer AG	9,872,466	0.6

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
39,016		Bayerische Motoren Werke AG	$3,514,979	0.2
12,063		Beiersdorf AG	1,359,781	0.1
18,279		Brenntag AG	1,127,292	0.1
122,559	(2)	Commerzbank AG	1,273,377	0.1
13,138		Continental AG	2,282,657	0.1
22,921	(4)	Covestro AG	1,855,390	0.1
109,600		Daimler AG	6,907,236	0.4
11,115	(2),(4)	Delivery Hero SE	533,731	0.0
234,770		Deutsche Bank AG	2,673,958	0.2
23,055		Deutsche Boerse AG	3,082,606	0.2
28,066		Deutsche Lufthansa AG	688,849	0.0
117,845		Deutsche Post AG	4,189,897	0.2
397,709		Deutsche Telekom AG	6,402,567	0.4
42,079		Deutsche Wohnen SE	2,021,124	0.1
6,540		1&1 Drillisch AG	317,922	0.0
263,119		E.ON AG	2,677,430	0.2
19,712		Evonik Industries AG	704,998	0.0
5,031		Fraport AG Frankfurt Airport Services Worldwide	444,146	0.0
49,704		Fresenius SE & Co. KGaA	3,644,805	0.2
25,684		Fresenius Medical Care AG & Co. KGaA	2,638,864	0.2
20,981		GEA Group AG	746,799	0.0
7,171		Hannover Rueck SE	1,012,174	0.1
17,818		HeidelbergCement AG	1,391,722	0.1
12,597		Henkel AG & Co. KGaA	1,336,388	0.1
2,387		Hochtief AG	395,706	0.0
7,634		Hugo Boss AG	587,322	0.0
135,577		Infineon Technologies AG	3,085,170	0.2
16,761	(4)	Innogy SE	748,603	0.0
23,289	(3)	K+S AG	488,392	0.0
8,539		KION Group AG	524,303	0.0
10,437		LANXESS AG	763,450	0.0
22,187	(2)	Linde AG	5,239,613	0.3
4,336		MAN SE	471,361	0.0
15,199		Merck KGaA	1,570,370	0.1
22,082		Metro AG	345,869	0.0
6,236		MTU Aero Engines AG	1,404,838	0.1
18,195		Muenchener Rueckversicherungs-Gesellschaft AG	4,019,026	0.2
12,003		Osram Licht AG	476,603	0.0
27,869		ProSiebenSat.1 Media SE	722,030	0.0
1,005		Puma SE	495,872	0.0
62,114		RWE AG	1,533,556	0.1
117,448		SAP SE	14,441,814	0.8
91,439		Siemens AG	11,691,714	0.7
17,922	(2),(4)	Siemens Healthineers AG	788,115	0.1
14,706		Symrise AG	1,340,875	0.1
85,814		Telefonica Deutschland Holding AG	362,506	0.0
52,461		ThyssenKrupp AG	1,323,405	0.1
53,119		TUI AG	1,018,967	0.1
24,164		Uniper SE	743,878	0.0
14,532		United Internet AG	687,071	0.0
4,137		Volkswagen AG	719,327	0.0
57,882		Vonovia SE	2,830,903	0.2
14,015		Wirecard AG	3,032,131	0.2
13,319	(2),(4)	Zalando SE	517,553	0.0
			152,406,734	8.5

		Hong Kong: 3.1%
1,443,699		AIA Group Ltd.	12,873,349	0.7
37,000		ASM Pacific Technology Ltd.	378,097	0.0
150,352		Bank of East Asia Ltd.	559,536	0.0
309,199		CK Asset Holdings Ltd.	2,317,815	0.1
322,699		CK Hutchison Holdings Ltd.	3,714,505	0.2
80,402		CK Infrastructure Holdings Ltd.	636,299	0.0
196,365		CLP Holdings Ltd.	2,299,579	0.1
40,787		Dairy Farm International Holdings Ltd.	367,083	0.0
283,159		Galaxy Entertainment Group Ltd.	1,788,739	0.1
101,000		Hang Lung Group Ltd.	268,995	0.0
245,823		Hang Lung Properties Ltd.	479,548	0.0
91,136		Hang Seng Bank Ltd.	2,472,884	0.1
158,509		Henderson Land Development Co., Ltd.	796,043	0.1
324,000		HK Electric Investments & HK Electric Investments Ltd.	326,966	0.0
459,867		HKT Trust / HKT Ltd.	632,344	0.0
1,102,744		Hong Kong & China Gas	2,185,693	0.1
140,788		Hong Kong Exchanges and Clearing Ltd.	4,022,960	0.2
167,845		Power Assets Holdings Ltd.	1,166,681	0.1
139,533		Hongkong Land Holdings Ltd. - HKHGF	924,177	0.1
76,644		Hysan Development Co., Ltd.	387,057	0.0
26,304		Jardine Matheson Holdings Ltd.	1,650,239	0.1
26,300		Jardine Strategic Holdings Ltd	954,536	0.1
82,060		Kerry Properties Ltd.	278,639	0.0
668,194		Li & Fung Ltd.	149,674	0.0
256,532		Link REIT	2,525,803	0.2
29,408		Melco Resorts & Entertainment Ltd ADR	621,979	0.1
183,144		MTR Corp.	963,140	0.1
727,094		New World Development Ltd.	987,559	0.1
178,660		NWS Holdings Ltd.	353,146	0.0
490,000		PCCW Ltd.	285,490	0.0
151,385		Shangri-La Asia Ltd.	224,067	0.0
392,626		Sino Land Co.	672,652	0.0
189,971		Sun Hung Kai Properties Ltd.	2,756,898	0.2
60,120		Swire Pacific Ltd.	658,407	0.0
142,825		Swire Properties Ltd.	540,952	0.0
164,000		Techtronic Industries Co., Ltd.	1,046,105	0.1
1,049,000	(4)	WH Group Ltd.	736,456	0.1
143,857		Wharf Holdings Ltd.	391,676	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
145,857		Wharf Real Estate Investment Co. Ltd.	$939,690	0.1
96,504		Wheelock & Co., Ltd.	580,194	0.0
90,949		Yue Yuen Industrial Holdings	252,837	0.0
			56,168,489	3.1

		Ireland: 0.5%
98,310		AIB Group PLC	502,470	0.0
114,413		Bank of Ireland Group PLC	874,908	0.0
39,774		CRH PLC	1,301,181	0.1
10,608		DCC PLC	962,170	0.1
52,671		James Hardie Industries SE	797,834	0.0
8,354		Kerry Group PLC - KYG	923,868	0.1
10,633	(2)	Kerry Group PLC - KYGA	1,173,434	0.1
9,994		Paddy Power Betfair PLC	852,859	0.0
2,975	(2)	Ryanair Holdings PLC ADR	285,719	0.0
26,679		Smurfit Kappa PLC	1,055,876	0.1
			8,730,319	0.5

		Israel: 0.5%
4,794		Azrieli Group Ltd.	244,868	0.0
126,201		Bank Hapoalim BM	924,119	0.1
172,913		Bank Leumi Le-Israel BM	1,139,559	0.1
244,825		Bezeq Israeli Telecommunication Corp., Ltd.	281,760	0.0
15,415	(2)	Check Point Software Technologies	1,813,883	0.1
2,876		Elbit Systems Ltd.	365,443	0.0
4,704		Frutarom Industries Ltd.	488,061	0.0
86,067		Israel Chemicals Ltd.	522,013	0.0
16,016		Mizrahi Tefahot Bank Ltd.	280,468	0.0
7,313	(2)	Nice Ltd.	832,978	0.1
115,585		Teva Pharmaceutical Industries Ltd. ADR	2,489,701	0.1
			9,382,853	0.5

		Italy: 1.9%
144,068		Assicurazioni Generali S.p.A.	2,480,828	0.1
59,127		Atlantia S.p.A	1,226,689	0.1
69,878		Davide Campari-Milano SpA	595,059	0.0
971,378		Enel S.p.A.	4,965,220	0.3
303,348		ENI S.p.A.	5,717,977	0.3
14,634		Ferrari NV	2,010,071	0.1
47,367		Leonardo SpA	569,314	0.0
1,775,084		Intesa Sanpaolo SpA	4,522,791	0.3
20,374		Luxottica Group S.p.A.	1,380,804	0.1
74,317		Mediobanca Banca di Credito Finanziario SpA	739,585	0.0
21,466		Moncler SpA	923,626	0.1
46,162	(2),(4)	Pirelli & C SpA	386,779	0.0
63,471	(4)	Poste Italiane SpA	506,268	0.0
28,942		Prysmian SpA	671,970	0.0
12,669		Recordati S.p.A.	428,388	0.0
271,953		Snam SpA	1,130,910	0.1
1,339,414	(2)	Telecom Italia S.p.A. - TIT	809,653	0.1
751,165		Telecom Italia S.p.A. - TITR	402,964	0.0
168,822		Terna Rete Elettrica Nazionale SpA	901,826	0.1
239,846		UniCredit SpA	3,598,816	0.2
			33,969,538	1.9

		Japan: 23.5%
3,900		ABC-Mart, Inc.	216,951	0.0
44,443	(3)	Acom Co., Ltd.	179,177	0.0
72,780		Aeon Co., Ltd.	1,753,657	0.1
13,498		AEON Financial Service Co., Ltd.	279,556	0.0
13,842		Aeon Mall Co., Ltd.	237,635	0.0
17,143		Air Water, Inc.	314,610	0.0
19,411		Aisin Seiki Co., Ltd.	945,692	0.1
55,828		Ajinomoto Co., Inc.	959,007	0.1
22,468		Alfresa Holdings Corp.	601,823	0.0
13,489		ANA Holdings, Inc.	471,232	0.0
22,800		Alps Electric Co., Ltd.	579,636	0.0
39,989		Amada Holdings Co., Ltd.	426,949	0.0
13,768		Aozora Bank Ltd.	491,738	0.0
22,421		AGC, Inc.	930,526	0.1
43,558		Asahi Group Holdings, Ltd.	1,889,862	0.1
150,353		Asahi Kasei Corp.	2,279,668	0.1
18,549		Asics Corp.	276,635	0.0
232,420		Astellas Pharma, Inc.	4,058,744	0.2
23,593		Bandai Namco Holdings, Inc.	916,608	0.1
6,911		Bank of Kochi Ltd./The	360,731	0.0
8,637		Benesse Holdings, Inc.	245,943	0.0
72,543		Bridgestone Corp.	2,741,653	0.2
27,386		Brother Industries Ltd.	540,742	0.0
9,301		Calbee, Inc.	306,246	0.0
119,493		Canon, Inc.	3,789,070	0.2
23,587	(3)	Casio Computer Co., Ltd.	385,536	0.0
17,128		Central Japan Railway Co.	3,566,013	0.2
75,566		Chiba Bank Ltd.	516,082	0.0
72,942		Chubu Electric Power Co., Inc.	1,104,921	0.1
26,406		Chugai Pharmaceutical Co., Ltd.	1,697,465	0.1
32,572	(3)	Chugoku Electric Power Co., Inc.	418,579	0.0
15,600		Coca-Cola Bottlers Japan, Inc.	417,523	0.0
133,209		Concordia Financial Group Ltd.	652,931	0.0
18,724		Credit Saison Co., Ltd.	305,378	0.0
12,200		CyberAgent, Inc.	649,243	0.0
11,700	(2),(3)	CYBERDYNE, Inc.	92,373	0.0
29,874		Dai Nippon Printing Co., Ltd.	695,043	0.0
30,884		Daicel Corp.	358,750	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
12,000	Daifuku Co., Ltd.	$611,576	0.0
128,483	Dai-ichi Life Holdings, Inc.	2,678,268	0.2
67,493	Daiichi Sankyo Co., Ltd.	2,925,680	0.2
29,698	Daikin Industries Ltd.	3,952,912	0.2
8,581	Daito Trust Construction Co., Ltd.	1,105,799	0.1
67,454	Daiwa House Industry Co., Ltd.	1,998,919	0.1
210	Daiwa House REIT Investment Corp.	480,201	0.0
191,721	Daiwa Securities Group, Inc.	1,166,000	0.1
12,500	Dena Co., Ltd.	220,727	0.0
52,067	Denso Corp.	2,750,595	0.2
25,603	Dentsu, Inc.	1,189,059	0.1
3,400	Disco Corp.	569,374	0.0
14,142	Don Quijote Holdings Co. Ltd.	715,637	0.1
36,633	East Japan Railway Co.	3,402,808	0.2
29,979	Eisai Co., Ltd.	2,920,471	0.2
17,642	Electric Power Development Co., Ltd.	488,326	0.0
7,538	FamilyMart UNY Holdings Co., Ltd.	785,481	0.1
23,093	Fanuc Ltd.	4,344,550	0.3
6,942	Fast Retailing Co., Ltd.	3,516,809	0.2
14,323	Fuji Electric Holdings Co., Ltd.	573,751	0.0
45,960	Fuji Film Holdings Corp.	2,067,701	0.1
23,514	Fujitsu Ltd.	1,675,094	0.1
18,144	Fukuoka Financial Group, Inc.	498,965	0.0
27,100	Hakuhodo DY Holdings, Inc.	475,967	0.0
16,442	Hamamatsu Photonics KK	654,827	0.0
27,957	Hankyu Hanshin Holdings, Inc.	991,456	0.1
2,500	Hikari Tsushin, Inc.	494,084	0.0
31,532	Hino Motors Ltd.	345,270	0.0
3,864	Hirose Electric Co., Ltd.	422,068	0.0
7,129	Hisamitsu Pharmaceutical Co., Inc.	546,739	0.0
12,000	Hitachi Chemical Co., Ltd.	244,194	0.0
12,410	Hitachi Construction Machinery Co., Ltd.	414,893	0.0
7,900	Hitachi High-Technologies Corp.	272,774	0.0
115,191	Hitachi Ltd.	3,915,538	0.2
25,510	Hitachi Metals Ltd.	315,889	0.0
194,742	Honda Motor Co., Ltd.	5,864,901	0.3
6,500	Hoshizaki Corp.	672,780	0.0
45,437	Hoya Corp.	2,698,549	0.2
34,264	Hulic Co. Ltd.	336,229	0.0
16,044	Idemitsu Kosan Co., Ltd.	849,442	0.1
17,242	IHI Corp.	653,236	0.0
17,391	Iida Group Holdings Co. Ltd.	309,080	0.0
121,716	Inpex Corp.	1,520,787	0.1
40,366	Isetan Mitsukoshi Holdings Ltd.	495,573	0.0
65,768	Isuzu Motors Ltd.	1,036,802	0.1
168,816	Itochu Corp.	3,089,856	0.2
28,652	J Front Retailing Co., Ltd.	444,374	0.0
13,578	Japan Airlines Co. Ltd.	488,022	0.0
5,400	Japan Airport Terminal Co., Ltd.	245,648	0.0
60,414	Japan Exchange Group, Inc.	1,052,370	0.1
49,300	Japan Post Bank Co. Ltd.	582,548	0.0
189,500	Japan Post Holdings Co. Ltd.	2,255,277	0.1
96	Japan Prime Realty Investment Corp.	342,278	0.0
156	Japan Real Estate Investment Corp.	818,034	0.1
308	Japan Retail Fund Investment Corp.	558,952	0.0
131,202	Japan Tobacco, Inc.	3,426,118	0.2
59,202	JFE Holdings, Inc.	1,358,091	0.1
24,039	JGC Corp.	551,240	0.0
23,235	JSR Corp.	433,769	0.0
24,565	JTEKT Corp.	359,619	0.0
388,064	JXTG Holdings, Inc.	2,935,237	0.2
53,455	Kajima Corp.	777,259	0.1
16,623	Kakaku.com, Inc.	324,779	0.0
13,260	Kamigumi Co., Ltd.	292,286	0.0
6,400	Kaneka Corp.	295,661	0.0
83,362	Kansai Electric Power Co., Inc.	1,258,268	0.1
21,653	Kansai Paint Co., Ltd.	399,068	0.0
59,075	Kao Corp.	4,771,948	0.3
17,353	Kawasaki Heavy Industries Ltd.	489,405	0.0
214,501	KDDI Corp.	5,917,385	0.3
11,100	Keihan Holdings Co., Ltd.	423,903	0.0
27,508	Keikyu Corp.	501,358	0.0
12,768	Keio Corp.	698,840	0.0
15,898	Keisei Electric Railway Co., Ltd.	559,574	0.0
11,644	Keyence Corp.	6,763,847	0.4
17,334	Kikkoman Corp.	1,032,355	0.1
20,697	Kintetsu Group Holdings Co., Ltd.	832,371	0.1
98,856	Kirin Holdings Co., Ltd.	2,535,452	0.2
5,900	Kobayashi Pharmaceutical Co., Ltd.	434,364	0.0
38,276	Kobe Steel Ltd.	340,155	0.0
12,400	Koito Manufacturing Co., Ltd.	814,268	0.1
110,183	Komatsu Ltd.	3,352,968	0.2
10,866	Konami Holdings Corp.	425,471	0.0
54,923	Konica Minolta, Inc.	584,488	0.0
3,600	Kose Corp.	685,964	0.0
117,622	Kubota Corp.	1,998,301	0.1
38,767	Kuraray Co., Ltd.	582,804	0.0
11,348	Kurita Water Industries, Ltd.	330,593	0.0
38,194	Kyocera Corp.	2,292,465	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
30,014		Kyowa Hakko Kirin Co., Ltd.	$563,199	0.0
47,360		Kyushu Electric Power Co., Inc.	572,440	0.0
19,300		Kyushu Railway Co.	587,607	0.0
5,964		Lawson, Inc.	363,223	0.0
8,800	(2)	LINE Corp.	370,745	0.0
27,100		Lion Corp.	601,881	0.0
31,792		LIXIL Group Corp.	612,142	0.0
50,000		M3, Inc.	1,133,920	0.1
5,600		Mabuchi Motor Co., Ltd.	225,898	0.0
26,908		Makita Corp.	1,347,449	0.1
187,556		Marubeni Corp.	1,715,315	0.1
23,619	(3)	Marui Group Co., Ltd.	582,772	0.0
6,500		Maruichi Steel Tube Ltd.	211,982	0.0
67,866		Mazda Motor Corp.	815,749	0.1
7,700		McDonald's Holdings Co. Japan Ltd.	338,148	0.0
104,262		Mebuki Financial Group, Inc.	360,752	0.0
19,800		Medipal Holdings Corp.	413,657	0.0
14,688		MEIJI Holdings Co., Ltd.	987,211	0.1
46,000		Minebea Mitsumi, Inc.	833,784	0.1
33,500		Misumi Group, Inc.	866,796	0.1
153,548		Mitsubishi Chemical Holdings Corp.	1,469,543	0.1
161,293		Mitsubishi Corp.	4,968,265	0.3
217,961		Mitsubishi Electric Corp.	2,985,918	0.2
142,127		Mitsubishi Estate Co., Ltd.	2,413,324	0.1
19,439		Mitsubishi Gas Chemical Co., Inc.	413,818	0.0
36,119		Mitsubishi Heavy Industries Ltd.	1,394,823	0.1
12,151		Mitsubishi Materials Corp.	363,038	0.0
81,115		Mitsubishi Motors Corp.	573,037	0.0
29,313		Mitsubishi Tanabe Pharma Corp.	490,603	0.0
1,410,706		Mitsubishi UFJ Financial Group, Inc.	8,764,283	0.5
54,376		Mitsubishi UFJ Lease & Finance Co., Ltd.	320,032	0.0
201,701		Mitsui & Co., Ltd.	3,584,361	0.2
22,114		Mitsui Chemicals, Inc.	552,963	0.0
106,219		Mitsui Fudosan Co., Ltd.	2,512,171	0.2
13,293		Mitsui OSK Lines Ltd.	387,898	0.0
56,854		MS&AD Insurance Group Holdings, Inc.	1,899,149	0.1
2,877,461		Mizuho Financial Group, Inc.	5,014,846	0.3
21,448		Murata Manufacturing Co., Ltd.	3,295,617	0.2
13,221		Nabtesco Corp.	351,521	0.0
21,400		Nagoya Railroad Co., Ltd.	529,956	0.0
31,220		NEC Corp.	862,725	0.1
53,700	(2)	Nexon Co. Ltd.	701,940	0.0
31,669	(3)	NGK Insulators Ltd.	522,049	0.0
19,185		NGK Spark Plug Co., Ltd.	559,235	0.0
11,109		NH Foods Ltd.	410,393	0.0
26,592		Nidec Corp.	3,823,817	0.2
39,669		Nikon Corp.	745,433	0.1
13,494		Nintendo Co., Ltd.	4,909,568	0.3
201		Nippon Prologis REIT, Inc.	398,167	0.0
159		Nippon Building Fund, Inc.	919,373	0.1
9,982		Nippon Electric Glass Co., Ltd.	313,792	0.0
9,022		Nippon Express Co., Ltd.	592,508	0.0
17,517		Nippon Paint Holdings Co., Ltd.	653,841	0.0
91,180		Nippon Steel & Sumitomo Metal Corp.	1,928,698	0.1
82,398		Nippon Telegraph & Telephone Corp.	3,718,650	0.2
18,903		Nippon Yusen KK	355,478	0.0
15,300		Nissan Chemical Corp.	808,154	0.1
277,992		Nissan Motor Co., Ltd.	2,601,319	0.2
22,867		Nisshin Seifun Group, Inc.	501,488	0.0
7,317		Nissin Food Products Co., Ltd.	503,315	0.0
9,506		Nitori Co., Ltd.	1,362,266	0.1
19,742		Nitto Denko Corp.	1,480,152	0.1
9,100		NOK Corp.	156,203	0.0
415,426		Nomura Holdings, Inc.	1,981,356	0.1
14,445		Nomura Real Estate Holdings, Inc.	291,396	0.0
455		Nomura Real Estate Master Fund, Inc.	621,511	0.0
14,056		Nomura Research Institute Ltd.	709,800	0.0
42,449		NSK Ltd.	486,564	0.0
75,920		NTT Data Corp.	1,050,977	0.1
161,854		NTT DoCoMo, Inc.	4,350,242	0.3
78,015		Obayashi Corp.	738,905	0.1
7,700		Obic Co., Ltd.	728,279	0.1
35,127		Odakyu Electric Railway Co., Ltd.	830,996	0.1
102,826		Oji Holdings Corp.	746,717	0.1
35,057		Olympus Corp.	1,367,956	0.1
22,823		Omron Corp.	964,448	0.1
44,790		Ono Pharmaceutical Co., Ltd.	1,267,848	0.1
4,700		Oracle Corp. Japan	378,690	0.0
23,980		Oriental Land Co., Ltd.	2,507,229	0.1
157,863		ORIX Corp.	2,556,059	0.2
44,265		Osaka Gas Co., Ltd.	864,345	0.1
12,322		Otsuka Corp.	459,611	0.0
46,546		Otsuka Holdings Co. Ltd.	2,347,738	0.1
262,931		Panasonic Corp.	3,047,693	0.2
13,499		Park24 Co., Ltd.	407,997	0.0
20,500		Persol Holdings Co. Ltd	481,146	0.0
10,600		Pola Orbis Holdings, Inc.	387,146	0.0
101,470		Rakuten, Inc.	777,365	0.1
131,700		Recruit Holdings Co. Ltd.	4,398,973	0.3
101,200	(2)	Renesas Electronics Corp.	633,621	0.0
248,313		Resona Holdings, Inc.	1,394,145	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
80,832		Ricoh Co., Ltd.	$868,506	0.1
3,866		Rinnai Corp.	294,729	0.0
11,350		Rohm Co., Ltd.	830,368	0.1
2,800		Ryohin Keikaku Co., Ltd.	832,270	0.1
5,188		Sankyo Co., Ltd.	202,951	0.0
43,645		Santen Pharmaceutical Co., Ltd.	692,028	0.0
27,170		SBI Holdings, Inc.	843,346	0.1
25,006		Secom Co., Ltd.	2,037,781	0.1
20,010		Sega Sammy Holdings, Inc.	295,054	0.0
25,700		Seibu Holdings, Inc.	462,067	0.0
34,116		Seiko Epson Corp.	582,002	0.0
46,219		Sekisui Chemical Co., Ltd.	852,326	0.1
74,085		Sekisui House Ltd.	1,129,741	0.1
89,771		Seven & I Holdings Co., Ltd.	4,002,433	0.2
67,807	(3)	Seven Bank Ltd.	214,158	0.0
11,000		SG Holdings Co. Ltd.	288,180	0.0
21,300	(3)	Sharp Corp.	432,806	0.0
27,172		Shimadzu Corp.	851,506	0.1
2,461		Shimamura Co., Ltd.	233,447	0.0
8,855		Shimano, Inc.	1,427,858	0.1
66,492		Shimizu Corp.	607,087	0.0
43,589		Shin-Etsu Chemical Co., Ltd.	3,853,626	0.2
18,894		Shinsei Bank Ltd.	308,674	0.0
33,832		Shionogi & Co., Ltd.	2,211,587	0.1
45,362		Shiseido Co., Ltd.	3,513,194	0.2
57,181		Shizuoka Bank Ltd.	513,132	0.0
15,800		Showa Denko KK	871,520	0.1
22,519		Showa Shell Sekiyu KK	477,697	0.0
6,836		SMC Corp.	2,188,007	0.1
98,646		SoftBank Group Corp.	9,854,694	0.6
8,200		Sohgo Security Services Co., Ltd.	360,321	0.0
39,813		Sompo Holdings, Inc.	1,696,390	0.1
151,470		Sony Corp.	9,207,510	0.5
20,098		Sony Financial Holdings, Inc.	443,203	0.0
16,088		Stanley Electric Co., Ltd.	550,011	0.0
24,400		Start Today Co. Ltd.	738,092	0.1
73,435		Subaru Corp.	2,251,099	0.1
28,400		Sumco Corp.	413,720	0.0
179,171		Sumitomo Chemical Co., Ltd.	1,048,571	0.1
133,855		Sumitomo Corp.	2,230,726	0.1
19,409		Sumitomo Dainippon Pharma Co. Ltd.	445,757	0.0
90,633		Sumitomo Electric Industries Ltd.	1,422,183	0.1
13,496		Sumitomo Heavy Industries	481,693	0.0
28,080		Sumitomo Metal Mining Co., Ltd.	984,607	0.1
160,351		Sumitomo Mitsui Financial Group, Inc.	6,453,144	0.4
39,785		Sumitomo Mitsui Trust Holdings, Inc.	1,637,012	0.1
42,496		Sumitomo Realty & Development Co., Ltd.	1,524,522	0.1
20,459		Sumitomo Rubber Industries, Inc.	307,218	0.0
8,500		Sundrug Co., Ltd.	303,301	0.0
16,734		Suntory Beverage & Food Ltd.	708,954	0.0
8,617		Suzuken Co., Ltd.	408,870	0.0
40,944		Suzuki Motor Corp.	2,346,547	0.1
19,938		Sysmex Corp.	1,719,322	0.1
66,811		T&D Holdings, Inc.	1,103,356	0.1
14,500		Taiheiyo Cement Corp.	454,763	0.0
25,561		Taisei Corp.	1,165,155	0.1
4,100		Taisho Pharmaceutical Holdings Co. Ltd.	501,569	0.0
16,025		Taiyo Nippon Sanso Corp.	239,833	0.0
16,844		Takashimaya Co., Ltd.	284,491	0.0
85,162	(3)	Takeda Pharmaceutical Co., Ltd.	3,641,361	0.2
15,412		TDK Corp.	1,679,279	0.1
21,101		Teijin Ltd.	404,693	0.0
36,364		Terumo Corp.	2,152,170	0.1
13,878		THK Co., Ltd.	353,143	0.0
22,785		Tobu Railway Co., Ltd.	673,625	0.0
13,700		Toho Co., Ltd.	430,288	0.0
8,600		Toho Gas Co., Ltd.	327,205	0.0
52,613		Tohoku Electric Power Co., Inc.	715,623	0.1
80,088		Tokio Marine Holdings, Inc.	3,975,856	0.2
4,800		Tokyo Century Corp.	298,132	0.0
173,266	(2)	Tokyo Electric Power Co., Inc.	851,442	0.1
18,665		Tokyo Electron Ltd.	2,572,418	0.2
46,072		Tokyo Gas Co., Ltd.	1,133,280	0.1
23,211		Tokyo Tatemono Co., Ltd.	283,083	0.0
61,394		Tokyu Corp.	1,122,662	0.1
58,735		Tokyu Fudosan Holdings Corp.	409,204	0.0
29,716		Toppan Printing Co., Ltd.	477,088	0.0
166,803		Toray Industries, Inc.	1,251,530	0.1
77,862	(2)	Toshiba Corp.	2,250,073	0.1
30,800		Tosoh Corp.	474,380	0.0
16,934		Toto Ltd.	702,327	0.0
18,185		Toyo Seikan Group Holdings, Ltd.	377,356	0.0
10,388		Toyo Suisan Kaisha Ltd.	403,287	0.0
7,400		Toyoda Gosei Co., Ltd.	182,752	0.0
17,605		Toyota Industries Corp.	1,041,990	0.1
272,758		Toyota Motor Corp.	16,993,587	1.0
25,454		Toyota Tsusho Corp.	961,061	0.1
14,253		Trend Micro, Inc.	916,807	0.1
4,400		Tsuruha Holdings, Inc.	541,595	0.0
48,478		Unicharm Corp.	1,603,926	0.1
353		United Urban Investment Corp.	554,740	0.0
26,226		USS Co., Ltd.	486,855	0.0
19,721		West Japan Railway Co.	1,374,743	0.1
340,544	(3)	Yahoo! Japan Corp.	1,222,941	0.1
13,185		Yakult Honsha Co., Ltd.	1,081,309	0.1
72,937	(3)	Yamada Denki Co., Ltd.	369,007	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
24,000	(3)	Yamaguchi Financial Group, Inc.	$261,505	0.0
16,607		Yamaha Corp.	879,970	0.1
33,504		Yamaha Motor Co., Ltd.	939,548	0.1
36,501		Yamato Holdings Co., Ltd.	1,120,728	0.1
15,300		Yamazaki Baking Co., Ltd.	306,490	0.0
29,042		Yaskawa Electric Corp.	862,580	0.1
27,473		Yokogawa Electric Corp.	581,135	0.0
13,869		Yokohama Rubber Co., Ltd.	298,934	0.0
			423,624,318	23.5

		Luxembourg: 0.1%
4,518		RTL Group SA	322,251	0.0
169		SES S.A. - France	3,714	0.0
43,663		SES S.A. - Luxembourg	958,133	0.0
55,732		Tenaris S.A.	933,368	0.1
			2,217,466	0.1

		Macau: 0.1%
117,268		MGM China Holdings Ltd.	185,137	0.0
290,002		Sands China Ltd.	1,306,029	0.1
236,365		SJM Holdings Ltd.	217,778	0.0
184,079		Wynn Macau Ltd.	422,755	0.0
			2,131,699	0.1

		Mexico: 0.0%
26,064		Fresnillo PLC	278,400	0.0

		Netherlands: 5.8%
50,931	(4)	ABN AMRO Group NV	1,387,058	0.1
210,844		Aegon NV	1,368,491	0.1
15,723	(2)	AerCap Holdings NV	904,387	0.1
69,593		Airbus SE	8,736,887	0.5
30,131		Akzo Nobel NV	2,818,552	0.2
78,912		ArcelorMittal	2,449,921	0.1
48,979		ASML Holding NV	9,196,025	0.5
12,868		EXOR NV	858,561	0.0
13,906		Heineken Holding NV	1,260,947	0.1
30,954		Heineken NV	2,905,050	0.2
464,551		ING Groep NV	6,029,450	0.3
149,008		Koninklijke Ahold Delhaize NV	3,418,618	0.2
21,496		Koninklijke DSM NV	2,276,711	0.1
399,448		Koninklijke KPN NV	1,053,749	0.1
112,327		Koninklijke Philips NV	5,120,027	0.3
8,559		Koninklijke Vopak NV	421,669	0.0
36,208		NN Group NV	1,616,050	0.1
41,095		NXP Semiconductor NV - NXPI - US	3,513,623	0.2
26,747	(2)	QIAGEN NV	1,012,976	0.0
14,264		Randstad NV	761,335	0.0
549,212	(3)	Royal Dutch Shell PLC - Class A	18,831,739	1.0
448,184		Royal Dutch Shell PLC - Class B	15,689,471	0.9
184,801		Unilever NV	10,279,516	0.6
34,502		Wolters Kluwer NV	2,150,851	0.1
			104,061,664	5.8

		New Zealand: 0.2%
88,190	(2)	a2 Milk Co. Ltd.	657,844	0.1
116,020		Auckland International Airport Ltd.	561,336	0.0
68,532		Fisher & Paykel Healthcare Corp.	683,350	0.1
104,080	(2)	Fletcher Building Ltd.	451,408	0.0
158,760		Meridian Energy Ltd.	345,642	0.0
49,082		Ryman Healthcare Ltd.	455,091	0.0
213,605		Spark New Zealand Ltd.	573,329	0.0
			3,728,000	0.2

		Norway: 0.8%
13,197		Det Norske Oljeselskap ASA	558,804	0.0
116,402		DNB ASA	2,449,622	0.1
24,172		Gjensidige Forsikring ASA	407,395	0.0
49,543		Marine Harvest	1,148,009	0.1
159,775		Norsk Hydro ASA	958,150	0.1
97,497		Orkla ASA	823,755	0.1
12,045		Schibsted ASA - Class B	418,615	0.0
139,559		Equinor ASA	3,923,878	0.2
89,756	(3)	Telenor ASA	1,755,235	0.1
21,128		Yara International ASA	1,036,926	0.1
			13,480,389	0.8

		Portugal: 0.2%
306,906		EDP - Energias de Portugal SA	1,132,426	0.1
60,538		Galp Energia SGPS SA	1,200,337	0.1
29,391		Jeronimo Martins SGPS SA	433,213	0.0
			2,765,976	0.2

		Singapore: 1.2%
299,545		Ascendas Real Estate Investment Trust	578,603	0.1
304,742		CapitaLand Commercial Trust	397,033	0.0
308,296		CapitaLand Ltd.	759,386	0.1
294,101		CapitaLand Mall Trust	477,997	0.0
50,981		City Developments Ltd.	339,897	0.0
254,502		ComfortDelgro Corp., Ltd.	452,312	0.0
214,520		DBS Group Holdings Ltd.	4,092,432	0.2
723,912		Genting Singapore Ltd.	561,129	0.1
849,769		Golden Agri-Resources Ltd.	155,217	0.0
11,170		Jardine Cycle & Carriage Ltd.	261,445	0.0
172,604		Keppel Corp., Ltd.	878,773	0.1
375,722		Oversea-Chinese Banking Corp., Ltd.	3,143,928	0.2
114,394		SembCorp Industries Ltd.	258,373	0.0
65,160		Singapore Airlines Ltd.	464,152	0.0
76,600		SATS Ltd	292,436	0.0
98,551		Singapore Exchange Ltd.	531,148	0.0
189,227		Singapore Press Holdings Ltd.	397,325	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
975,850		Singapore Telecommunications Ltd.	$2,312,466	0.1
190,306		Singapore Technologies Engineering Ltd.	495,328	0.0
282,600		Suntec Real Estate Investment Trust	399,056	0.0
159,656		United Overseas Bank Ltd.	3,156,151	0.2
56,800		United Overseas Land Ltd.	286,451	0.0
33,100		Venture Corp. Ltd.	426,815	0.0
232,276		Wilmar International Ltd.	546,902	0.1
273,200		Yangzijiang Shipbuilding Holdings Ltd.	247,679	0.0
			21,912,434	1.2

		Spain: 2.8%
30,902		ACS Actividades de Construccion y Servicios SA	1,312,494	0.1
8,104	(4)	Aena SME SA	1,404,074	0.1
52,377		Amadeus IT Group SA	4,854,764	0.3
795,365	(3)	Banco Bilbao Vizcaya Argentaria SA	5,042,807	0.3
678,329		Banco de Sabadell SA	1,048,627	0.1
1,926,987		Banco Santander SA	9,647,762	0.5
150,012		Bankia SA	585,604	0.0
80,924		Bankinter S.A.	743,353	0.0
427,644		CaixaBank SA	1,944,890	0.1
27,104		Enagas	730,539	0.0
38,003		Endesa S.A.	819,713	0.0
58,682		Ferrovial SA	1,214,315	0.1
41,653		Naturgy Energy Group SA	1,135,458	0.1
35,411		Grifols SA	995,677	0.1
711,593		Iberdrola S.A.	5,226,544	0.3
130,402		Industria de Diseno Textil SA	3,939,645	0.2
134,537		Mapfre SA	420,811	0.0
52,484		Red Electrica Corp. SA	1,097,206	0.1
164,278		Repsol SA	3,270,332	0.2
29,106	(2),(3)	Siemens Gamesa Renewable Energy SA	367,261	0.0
557,165		Telefonica S.A.	4,395,100	0.2
			50,196,976	2.8

		Sweden: 2.6%
35,053		Alfa Laval AB	948,475	0.1
119,682		Assa Abloy AB	2,398,893	0.1
79,653		Atlas Copco AB - A	2,290,677	0.1
47,199		Atlas Copco AB - B Shares	1,257,533	0.1
32,480		Boliden AB	903,297	0.1
29,049		Electrolux AB	639,927	0.0
80,387	(2)	Epiroc AB - A	898,174	0.1
48,074	(2)	Epiroc AB - B	494,944	0.0
72,239		Essity AB	1,813,292	0.1
9,295	(2),(3)	ICA Gruppen AB	294,822	0.0
107,826	(3)	Hennes & Mauritz AB	1,992,635	0.1
30,806	(2)	Hexagon AB	1,803,591	0.1
51,290		Husqvarna AB - B Shares	436,041	0.0
20,699		Industrivarden AB	458,982	0.0
53,972		Investor AB	2,487,118	0.1
27,895		Kinnevik AB	842,333	0.1
9,642		Lundbergforetagen AB	324,912	0.0
22,469		Lundin Petroleum AB	856,456	0.1
7,664		Millicom International Cellular S.A.	439,538	0.0
362,660		Nordea Bank AB	3,945,957	0.2
134,230		Sandvik AB	2,376,443	0.1
37,915		Securitas AB	659,173	0.0
193,702		Skandinaviska Enskilda Banken AB	2,159,404	0.1
40,893		Skanska AB	801,807	0.0
45,466		SKF AB - B Shares	894,634	0.1
181,497		Svenska Handelsbanken AB	2,288,975	0.1
107,575		Swedbank AB	2,660,562	0.2
21,691		Swedish Match AB	1,108,742	0.1
44,019		Tele2 AB	529,034	0.0
367,125		Telefonaktiebolaget LM Ericsson	3,249,347	0.2
337,221		Telia Co. AB	1,546,359	0.1
187,049		Volvo AB - B Shares	3,298,972	0.2
			47,101,049	2.6

		Switzerland: 8.5%
219,621		ABB Ltd.	5,195,085	0.3
19,278		Adecco Group AG	1,013,394	0.1
5,895		Baloise Holding AG	898,337	0.0
269		Barry Callebaut AG	509,387	0.0
62,207		Cie Financiere Richemont SA	5,071,757	0.3
26,583		Clariant AG	691,511	0.0
24,624		Coca-Cola HBC AG	838,924	0.0
304,431		Credit Suisse Group AG	4,568,128	0.3
4,093	(3)	Dufry Group	462,442	0.0
988		EMS-Chemie Holding AG	589,231	0.0
27,745		Ferguson PLC	2,353,396	0.1
4,403		Geberit AG - Reg	2,043,616	0.1
1,092		Givaudan	2,686,957	0.1
1,379,808		Glencore PLC	5,947,943	0.3
37,329		LafargeHolcim Ltd.-CHF	1,848,042	0.1
26,788		Julius Baer Group Ltd.	1,338,760	0.1
6,422		Kuehne & Nagel International AG	1,019,012	0.1
20,344		LafargeHolcim Ltd.	1,005,047	0.1
12		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	982,933	0.1
128		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	895,806	0.0
8,812		Lonza Group AG	3,014,562	0.2
371,919		Nestle SA	30,957,283	1.7
263,250		Novartis AG	22,660,155	1.3
4,438		Pargesa Holding SA	356,566	0.0
2,075		Partners Group	1,644,891	0.1
83,900		Roche Holding AG	20,288,316	1.1
4,918		Schindler Holding AG - Part Cert	1,227,319	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
2,387		Schindler Holding AG - Reg	$575,955	0.0
639		SGS SA	1,682,444	0.1
15,337		Sika AG	2,231,833	0.1
6,570		Sonova Holding AG - Reg	1,303,935	0.1
81,800		STMicroelectronics NV	1,497,152	0.1
1,225		Straumann Holding AG	922,870	0.1
3,677		Swatch Group AG - BR	1,461,365	0.1
6,791		Swatch Group AG - Reg	528,935	0.0
3,989		Swiss Life Holding AG	1,512,515	0.1
8,579		Swiss Prime Site AG	731,920	0.0
37,318		Swiss Re Ltd.	3,438,344	0.2
3,062		Swisscom AG	1,388,796	0.1
7,224		Temenos AG	1,176,591	0.1
459,763		UBS Group AG	7,259,030	0.4
5,631		Vifor Pharma AG	976,250	0.1
18,006		Zurich Insurance Group AG	5,677,386	0.3
			152,474,121	8.5

		United Arab Emirates: 0.0%
42,921		Mediclinic International PLC	239,720	0.0
12,646		NMC Health PLC	559,019	0.0
			798,739	0.0

		United Kingdom: 14.6%
116,960		3i Group PLC	1,432,167	0.1
24,518		Admiral Group PLC	664,619	0.0
126,798		Anglo American PLC	2,836,610	0.2
47,854		Antofagasta PLC	531,774	0.0
58,608		Ashtead Group PLC	1,859,541	0.1
42,772		Associated British Foods PLC	1,276,556	0.1
151,149		AstraZeneca PLC	11,781,235	0.7
114,264	(4)	Auto Trader Group PLC	664,706	0.0
475,584		Aviva PLC	3,034,465	0.2
30,029		Babcock International Group	282,813	0.0
381,454		BAE Systems PLC	3,127,929	0.2
2,043,023		Barclays PLC	4,531,500	0.3
121,243		Barratt Developments PLC	895,379	0.0
15,546		Berkeley Group Holdings PLC	744,763	0.0
252,262		BHP Billiton PLC	5,504,788	0.3
2,383,987		BP PLC	18,272,750	1.0
274,296		British American Tobacco PLC	12,787,885	0.7
113,243		British Land Co. PLC	910,837	0.1
1,007,529		BT Group PLC	2,957,462	0.2
40,589		Bunzl PLC	1,276,051	0.1
50,141		Burberry Group PLC	1,316,674	0.1
21,377		Carnival PLC	1,326,350	0.1
674,555		Centrica PLC	1,361,911	0.1
122,273		CNH Industrial NV	1,467,327	0.1
24,114		Coca-Cola European Partners PLC - EUR	1,093,081	0.1
1,791		Coca-Cola European Partners PLC - USD	81,437	0.0
189,279		Compass Group PLC	4,208,324	0.2
166,367	(4)	ConvaTec Group PLC	503,375	0.0
60,857		CRH PLC - London	1,991,610	0.1
15,917		Croda International PLC	1,078,919	0.1
294,108		Diageo PLC	10,419,742	0.6
165,642		Direct Line Insurance Group PLC	699,145	0.0
19,564		EasyJet PLC	334,784	0.0
109,439		Experian PLC	2,808,227	0.2
128,760	(2)	Fiat Chrysler Automobiles NV	2,251,884	0.1
187,053		G4S PLC	589,987	0.0
591,831		GlaxoSmithKline PLC	11,869,067	0.7
64,805		GVC Holdings PLC	775,495	0.0
95,554		Hammerson PLC	568,564	0.0
33,982		Hargreaves Lansdown PLC	989,242	0.1
2,396,193		HSBC Holdings PLC	20,907,826	1.2
114,058		Imperial Brands PLC	3,969,008	0.2
149,962		Informa PLC	1,489,507	0.1
21,844		InterContinental Hotels Group PLC	1,359,734	0.1
74,908		International Consolidated Airlines Group SA	642,603	0.0
19,384		Intertek Group PLC	1,260,981	0.1
81,516		Investec PLC - INVP - GBP	571,847	0.0
430,318		ITV PLC	883,176	0.0
209,327		J Sainsbury PLC	876,980	0.0
81,462		John Wood Group PLC	817,294	0.0
23,406		Johnson Matthey PLC	1,086,120	0.1
257,716		Kingfisher PLC	871,401	0.0
87,981		Land Securities Group PLC	1,013,020	0.1
706,664		Legal & General Group PLC	2,412,418	0.1
8,615,087		Lloyds Banking Group Plc	6,625,797	0.4
37,379		London Stock Exchange Group PLC	2,233,659	0.1
195,312		Marks & Spencer Group PLC	734,854	0.0
94,110		Meggitt PLC	694,809	0.0
580,256		Melrose Industries PLC	1,510,407	0.1
87,207	(4)	Merlin Entertainments PLC	454,801	0.0
51,844		Micro Focus International PLC	964,141	0.1
44,407		Mondi PLC	1,215,859	0.1
401,555		National Grid PLC	4,147,592	0.2
16,887		Next PLC	1,208,543	0.1
93,248		Pearson PLC	1,079,479	0.1
37,331		Persimmon PLC	1,149,328	0.1
309,592		Prudential PLC	7,098,379	0.4
11,196		Randgold Resources Ltd.	791,882	0.0
80,048		Reckitt Benckiser Group PLC	7,312,426	0.4
115,352	(2)	Relx PLC (EUR Exchange)	2,423,451	0.1
125,551		Relx PLC (GBP Exchange)	2,641,186	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
142,384	Rio Tinto PLC	$7,182,110	0.4
200,005	Rolls-Royce Holdings PLC	2,573,158	0.1
572,711	Royal Bank of Scotland Group PLC	1,855,651	0.1
108,523	Royal Mail PLC	674,624	0.0
121,879	RSA Insurance Group PLC	913,145	0.1
131,069	Sage Group PLC/The	1,001,051	0.1
14,908	Schroders PLC	600,473	0.0
120,960	SSE PLC	1,806,409	0.1
122,103	Segro PLC	1,016,060	0.1
28,402	Severn Trent PLC	684,631	0.0
109,216	Shire PLC	6,598,418	0.4
123,270	Sky PLC	2,778,002	0.2
104,336	Smith & Nephew PLC	1,903,585	0.1
46,967	Smiths Group PLC	914,462	0.1
62,852	St. James's Place PLC	936,852	0.1
341,835	Standard Chartered PLC	2,832,190	0.2
322,177	Standard Life Aberdeen PLC	1,283,763	0.1
390,934	Taylor Wimpey PLC	873,820	0.0
1,168,846	Tesco PLC	3,654,433	0.2
30,741	Travis Perkins PLC	426,597	0.0
146,023	Unilever PLC	8,021,692	0.4
81,383	United Utilities Group PLC	747,095	0.0
3,186,365	Vodafone Group PLC	6,827,215	0.4
28,878	Weir Group PLC	662,518	0.0
22,218	Whitbread PLC	1,365,567	0.1
267,030	WM Morrison Supermarkets PLC	902,827	0.0
151,179	WPP PLC	2,213,964	0.1
		262,807,795	14.6

	Total Common Stock
	(Cost $1,473,251,430)	1,715,348,860	95.2

PREFERRED STOCK: 0.5%
	Germany: 0.5%
7,120	Bayerische Motoren Werke AG	558,426	0.0
8,383	Fuchs Petrolub AG	467,796	0.0
21,172	Henkel AG & Co. KGaA	2,482,430	0.1
18,462	Porsche AG	1,242,816	0.1
4,274	Sartorius AG	692,778	0.1
20,793	Schaeffler AG	265,224	0.0
21,977	Volkswagen AG	3,859,438	0.2

	Total Preferred Stock
	(Cost $9,379,570)	9,568,908	0.5

RIGHTS: 0.0%
	Australia: 0.0%
3,811	(2) Harvey Norman Holdings Ltd.	2,204	0.0

	Total Rights
	(Cost $–)	2,204	0.0

	Total Long-Term Investments
	(Cost $1,482,631,000)	1,724,919,972	95.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Securities Lending Collateral(5): 2.7%
11,359,222	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $11,361,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,586,407, due 10/25/18-08/20/68)	11,359,222	0.6
2,386,531	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $2,386,972, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $2,434,262, due 05/23/19-09/09/49)	2,386,531	0.2
11,359,222	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $11,361,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,586,406, due 09/30/18-08/20/68)	11,359,222	0.7

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
11,359,222	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $11,361,332, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,586,406, due 10/04/18-09/09/49)	$11,359,222	0.6
11,359,222	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $11,361,565, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,588,026, due 04/15/20-02/15/48)	11,359,222	0.6
		47,823,419	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
69,228,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $69,228,000)	69,228,000	3.8

	Total Short-Term Investments
	(Cost $117,051,419)	117,051,419	6.5

	Total Investments in Securities (Cost $1,599,682,419)	$1,841,971,391	102.2
	Liabilities in Excess of Other Assets	(39,851,995)	(2.2)
	Net Assets	$1,802,119,396	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	18.7%
Industrials	13.2
Health Care	10.9
Consumer Staples	10.8
Consumer Discretionary	10.5
Materials	7.6
Information Technology	6.2
Energy	6.1
Communication Services	4.9
Real Estate	3.4
Utilities	3.4
Short-Term Investments	6.5
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$282,496	$115,443,204	$–	$115,725,700
Austria	–	4,133,286	–	4,133,286
Belgium	–	17,544,432	–	17,544,432
China	–	2,454,770	–	2,454,770
Denmark	829,940	28,198,553	–	29,028,493
Finland	–	18,249,196	–	18,249,196
France	2,478,311	177,497,713	–	179,976,024
Germany	788,115	151,618,619	–	152,406,734
Hong Kong	1,856,980	54,311,509	–	56,168,489
Ireland	3,235,880	5,494,439	–	8,730,319
Israel	4,303,584	5,079,269	–	9,382,853
Italy	–	33,969,538	–	33,969,538
Japan	621,511	423,002,807	–	423,624,318
Luxembourg	958,133	1,259,333	–	2,217,466
Macau	–	2,131,699	–	2,131,699
Mexico	–	278,400	–	278,400
Netherlands	4,418,010	99,643,654	–	104,061,664
New Zealand	–	3,728,000	–	3,728,000
Norway	–	13,480,389	–	13,480,389
Portugal	1,132,426	1,633,550	–	2,765,976
Singapore	–	21,912,434	–	21,912,434
Spain	–	50,196,976	–	50,196,976
Sweden	3,385,753	43,715,296	–	47,101,049
Switzerland	–	152,474,121	–	152,474,121
United Arab Emirates	–	798,739	–	798,739
United Kingdom	6,644,801	256,162,994	–	262,807,795
Total Common Stock	30,935,940	1,684,412,920	–	1,715,348,860
Preferred Stock	–	9,568,908	–	9,568,908
Rights	2,204	–	–	2,204
Short-Term Investments	69,228,000	47,823,419	–	117,051,419
Total Investments, at fair value	$100,166,144	$1,741,805,247	$–	$1,841,971,391
Other Financial Instruments+
Futures	1,227,958	–	–	1,227,958
Total Assets	$101,394,102	$1,741,805,247	$–	$1,843,199,349

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $54,242,092 and $7,477,708 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $1,580,501 transferred from Level 2 to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	782	12/21/18	$77,242,050	$1,227,958
			$77,242,050	$1,227,958

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$1,227,958
Total Asset Derivatives		$1,227,958

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,621,348,803.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$347,258,570
Gross Unrealized Depreciation	(125,045,509)

Net Unrealized Appreciation	$222,213,061

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 8.0%
200		Akatsuki, Inc.	$8,258	0.0
900		Amuse, Inc.	25,653	0.0
3,000		Asahi Net, Inc.	13,969	0.0
1,200		Ateam, Inc.	20,476	0.0
2,800		Avex, Inc.	39,936	0.0
4,900		Capcom Co., Ltd.	124,269	0.1
3,500		COLOPL, Inc.	22,702	0.0
4,300		Cookpad, Inc.	17,251	0.0
6,900		CyberAgent, Inc.	367,195	0.2
1,700		Daiichikosho Co., Ltd.	81,970	0.0
6,200		Dena Co., Ltd.	109,481	0.1
13,400		Dentsu, Inc.	622,325	0.2
1,700		Dip Corp.	41,110	0.0
4,500		F N Communications, Inc.	27,548	0.0
899		Faith, Inc.	10,462	0.0
11,500		Fuji Media Holdings, Inc.	204,689	0.1
300		Gakken Holdings Co., Ltd.	14,968	0.0
2,200		Gurunavi, Inc.	17,919	0.0
6,400		Gree, Inc.	30,191	0.0
2,000	(1)	Gumi, Inc.	11,434	0.0
30,900	(2)	GungHo Online Entertainment, Inc.	63,589	0.0
15,400		Hakuhodo DY Holdings, Inc.	270,476	0.1
1,900		Intage Holdings, Inc.	17,386	0.0
2,200		Internet Initiative Japan, Inc.	44,621	0.0
17,400	(1),(2)	Japan Communications, Inc.	27,263	0.0
3,486		Kadokawa Dwango Corp.	38,193	0.0
8,700		Kakaku.com, Inc.	169,980	0.1
99,800		KDDI Corp.	2,753,158	1.0
2,400		KLab, Inc.	23,624	0.0
2,352		Koei Tecmo Holdings Co. Ltd.	40,431	0.0
4,823		Konami Holdings Corp.	188,850	0.1
4,000		Lifull Co., Ltd.	22,174	0.0
3,500	(1)	LINE Corp.	147,455	0.1
1,700		Macromill, Inc.	35,933	0.0
2,600		Marvelous, Inc.	21,296	0.0
29,000	(1)	Nexon Co. Ltd.	379,074	0.2
7,100		Nintendo Co., Ltd.	2,583,217	1.0
81,300		Nippon Telegraph & Telephone Corp.	3,669,097	1.4
10,300		Nippon Television Holdings, Inc.	178,424	0.1
81,100		NTT DoCoMo, Inc.	2,179,771	0.8
700		OPT Holding, Inc.	21,207	0.0
1,400		Shobunsha Publications, Inc.	8,229	0.0
800		Shochiku Co., Ltd.	97,808	0.1
8,200		SKY Perfect JSAT Holdings, Inc.	39,540	0.0
51,350		SoftBank Group Corp.	5,129,843	1.9
5,400	(2)	Square Enix Holdings Co., Ltd.	223,271	0.1
500		Toei Co., Ltd.	60,098	0.0
7,500		Toho Co., Ltd.	235,559	0.1
6,100		Tokyo Broadcasting System Holdings, Inc.	127,023	0.1
2,900		TV Asahi Holdings Corp.	55,735	0.0
1,100		Tv Tokyo Holdings Corp.	27,197	0.0
1,400		ValueCommerce Co. Ltd.	30,476	0.0
1,500		Vector, Inc.	35,406	0.0
400	(1)	Vision, Inc./Tokyo Japan	17,767	0.0
600		Wowow, Inc.	19,242	0.0
82,800	(2)	Yahoo! Japan Corp.	297,346	0.1
2,250		Zenrin Co., Ltd.	69,651	0.0
			21,161,216	8.0

		Consumer Discretionary: 18.1%
2,100		ABC-Mart, Inc.	116,820	0.1
2,000	(2)	Adastria Co. Ltd.	26,720	0.0
400		Aeon Fantasy Co., Ltd.	14,903	0.0
2,400		Aisan Industry Co., Ltd.	20,868	0.0
9,470		Aisin Seiki Co., Ltd.	461,373	0.2
8,000	(1),(2)	Akebono Brake Industry Co., Ltd.	18,033	0.0
800		Alpen Co., Ltd.	14,184	0.0
2,800		Alpine Electronics, Inc.	52,603	0.0
500		Amiyaki Tei Co., Ltd.	20,000	0.0
2,500		AOKI Holdings, Inc.	34,183	0.0
2,200		Aoyama Trading Co., Ltd.	67,566	0.0
600		Arata Corp.	30,087	0.0
2,200		Arc Land Sakamoto Co., Ltd.	29,929	0.0
1,200		Asahi Co., Ltd.	15,855	0.0
11,700		Asics Corp.	174,491	0.1
1,000		ASKUL Corp.	30,028	0.0
1,800		Atsugi Co., Ltd.	18,600	0.0
4,700		Autobacs Seven Co., Ltd.	80,649	0.0
11,900		Bandai Namco Holdings, Inc.	462,325	0.2
2,700		Belluna Co., Ltd.	31,906	0.0
4,100		Benesse Holdings, Inc.	116,749	0.1
6,100		BIC Camera, Inc.	84,789	0.1
35,400		Bridgestone Corp.	1,337,890	0.5
800		BRONCO BILLY Co. Ltd.	26,012	0.0
1,400		Can Do Co., Ltd.	21,578	0.0
3,300		Canon Marketing Japan, Inc.	70,013	0.0
9,400	(2)	Casio Computer Co., Ltd.	153,646	0.1
500		Central Sports Co., Ltd.	18,678	0.0
1,300		Chiyoda Co., Ltd.	25,621	0.0
800		Chofu Seisakusho Co., Ltd.	18,405	0.0
900		Chori Co., Ltd.	16,579	0.0
1,600		Clarion Co., Ltd.	24,671	0.0
1,600		Cleanup Corp.	11,657	0.0
3,800	(2)	Colowide Co., Ltd.	97,226	0.1
400		Corona Corp.	4,485	0.0
3,600		Create Restaurants Holdings, Inc.	42,035	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,900		Daido Metal Co., Ltd.	$15,666	0.0
1,900		Daidoh Ltd.	6,638	0.0
700		Daikoku Denki Co., Ltd.	10,940	0.0
2,600		Daikyonishikawa Corp.	30,058	0.0
1,500		Dainichi Co., Ltd.	10,547	0.0
600		Daisyo Corp.	9,024	0.0
6,400		DCM Holdings Co., Ltd.	58,152	0.0
300		DD Holdings Co. Ltd	7,228	0.0
25,600		Denso Corp.	1,352,396	0.5
2,900		Descente Ltd.	60,822	0.0
7,400		Don Quijote Holdings Co. Ltd.	374,467	0.2
1,300		Doshisha Co., Ltd.	26,952	0.0
2,000		Doutor Nichires Holdings Co., Ltd.	37,140	0.0
1,000		Dynic Corp.	8,590	0.0
1,600		Eagle Industry Co., Ltd.	20,844	0.0
4,200		EDION Corp.	46,961	0.0
2,500		ES-Con Japan Ltd.	17,599	0.0
1,400		Exedy Corp.	46,401	0.0
1,500		Fast Retailing Co., Ltd.	759,898	0.3
1,900		FCC Co., Ltd.	57,125	0.0
1,700		Foster Electric Co., Ltd.	21,425	0.0
1,900		France Bed Holdings Co., Ltd.	16,368	0.0
1,200		F-Tech, Inc.	14,184	0.0
1,500		Fuji Co., Ltd.	29,525	0.0
1,600		Fuji Kyuko Co., Ltd.	52,323	0.0
800		Fujibo Holdings, Inc.	24,602	0.0
1,300		Fujikura Rubber Ltd.	6,747	0.0
700		Fujita Kanko, Inc.	21,098	0.0
3,800		Fujitsu General Ltd.	63,762	0.0
1,700	(1)	Funai Electric Co., Ltd.	9,847	0.0
1,000		Furukawa Battery Co., Ltd.	7,845	0.0
4,000		Futaba Industrial Co., Ltd.	29,326	0.0
600		Genki Sushi Co., Ltd.	34,209	0.0
2,500		Geo Corp.	37,806	0.0
800		Globeride, Inc.	22,070	0.0
700		Goldwin, Inc.	48,333	0.0
1,000		Gourmet Kineya Co., Ltd.	10,835	0.0
1,400		G-Tekt Corp.	23,163	0.0
900		Gunze Ltd.	45,319	0.0
5,335		H2O Retailing Corp.	87,768	0.1
1,400		Happinet Corp.	24,607	0.0
1,500		Hard Off Corp. Co., Ltd.	13,096	0.0
1,400		Haruyama Trading Co., Ltd.	11,854	0.0
15,300		Haseko Corp.	198,715	0.1
3,488	(2)	Heiwa Corp.	77,785	0.0
1,710		Hiday Hidaka Corp.	34,396	0.0
1,400		Hikari Tsushin, Inc.	276,687	0.1
3,000	(2)	Hiramatsu, Inc.	12,091	0.0
2,000		HIS Co., Ltd.	66,871	0.0
103,600		Honda Motor Co., Ltd.	3,120,045	1.2
2,010		Honeys Holdings Co., Ltd.	18,076	0.0
2,500		Hoosiers Holdings Co. Ltd.	14,940	0.0
900		Ichibanya Co., Ltd.	35,804	0.0
2,000		Ichikoh Industries Ltd.	17,547	0.0
3,900		IDOM, Inc.	13,210	0.0
9,620		Iida Group Holdings Co. Ltd.	170,971	0.1
1,700		Imasen Electric Industrial	17,890	0.0
21,200		Isetan Mitsukoshi Holdings Ltd.	260,272	0.1
3,200		Istyle, Inc.	37,927	0.0
33,400		Isuzu Motors Ltd.	526,536	0.2
2,100		Izumi Co., Ltd.	139,500	0.1
13,700		J Front Retailing Co., Ltd.	212,478	0.1
2,200		Janome Sewing Machine Co., Ltd.	13,648	0.0
3,500		Japan Wool Textile Co., Ltd.	28,953	0.0
800		JINS, Inc.	42,654	0.0
370		Joban Kosan Co. Ltd.	5,920	0.0
1,500		Joshin Denki Co., Ltd.	44,246	0.0
3,200		Joyful Honda Co. Ltd.	50,586	0.0
5,500		JP-Holdings, Inc.	15,154	0.0
10,870		JVC Kenwood Corp.	30,508	0.0
1,900		Kappa Create Co., Ltd.	22,675	0.0
2,000		Kasai Kogyo Co., Ltd.	20,912	0.0
500		Kawai Musical Instruments Manufacturing Co., Ltd.	23,191	0.0
1,200		KYB Corp.	53,779	0.0
2,700		Keihin Corp.	55,870	0.0
2,800		Keiyo Co., Ltd.	13,554	0.0
1,100	(1)	KNT-CT Holdings Co., Ltd.	12,711	0.0
400	(1)	Kintetsu Department Store Co. Ltd.	13,884	0.0
1,600		Kisoji Co., Ltd.	37,596	0.0
1,800		Kohnan Shoji Co., Ltd.	45,516	0.0
6,900		Koito Manufacturing Co., Ltd.	453,101	0.2
3,800	(1)	Kojima Co., Ltd.	17,424	0.0
2,700		Komatsu Seiren Co., Ltd.	25,369	0.0
2,400		KOMEDA Holdings Co. Ltd.	48,547	0.0
1,700		Komeri Co., Ltd.	39,735	0.0
2,400		Konaka Co., Ltd.	10,771	0.0
3,200		Koshidaka Holdings Co. Ltd.	36,720	0.0
1,300		Kourakuen Holdings Corp.	19,129	0.0
10,340		Ks Holdings Corp.	125,037	0.1
700		Kura Corp.	45,452	0.0
1,300		Kurabo Industries Ltd.	35,288	0.0
2,020		Kyoritsu Maintenance Co., Ltd.	85,349	0.1
1,600		LEC, Inc.	41,537	0.0
640		Look Holdings, Inc.	7,457	0.0
800		Mars Engineering Corp.	16,956	0.0
10,700	(2)	Marui Group Co., Ltd.	264,010	0.1
2,700		Matsuya Co., Ltd.	30,717	0.0
700		Matsuya Foods Co., Ltd.	22,327	0.0
35,600		Mazda Motor Corp.	427,912	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
2,500		Meiko Network Japan Co., Ltd.	$23,187	0.0
1,800		Meiwa Estate Co., Ltd.	10,300	0.0
1,500		Misawa Homes Co., Ltd.	11,718	0.0
2,700		Mitsuba Corp.	25,132	0.0
42,800		Mitsubishi Motors Corp.	302,361	0.1
1,200		Mizuno Corp.	30,182	0.0
400		Monogatari Corp.	39,166	0.0
1,800	(2)	MOS Food Services, Inc.	46,957	0.0
2,800		Musashi Seimitsu Industry Co., Ltd.	45,646	0.0
1,800		Nakayamafuku Co., Ltd.	11,263	0.0
2,200		Nextage Co. Ltd.	16,720	0.0
9,700		NGK Spark Plug Co., Ltd.	282,751	0.1
11,500		NHK Spring Co., Ltd.	119,593	0.1
1,000		Nice Holdings, Inc.	11,806	0.0
4,200		Nifco, Inc.	112,932	0.1
800		Nihon Eslead Corp.	11,222	0.0
20,100		Nikon Corp.	377,705	0.2
1,800		Nippon Felt Co., Ltd.	8,173	0.0
900		Nippon Piston Ring Co., Ltd.	18,921	0.0
2,900		Nishimatsuya Chain Co., Ltd.	29,146	0.0
135,000		Nissan Motor Co., Ltd.	1,263,267	0.5
4,700		Nissan Shatai Co., Ltd.	42,407	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	12,707	0.0
3,000		Nissei Build Kogyo Co., Ltd.	29,308	0.0
2,300		Nissin Kogyo Co., Ltd.	38,726	0.0
4,500		Nitori Co., Ltd.	644,877	0.3
2,000		Nojima Corp.	43,798	0.0
6,300		NOK Corp.	108,141	0.1
1,200		Ohashi Technica, Inc.	17,377	0.0
900		Ohsho Food Service Corp.	62,814	0.0
7,200		Onward Holdings Co., Ltd.	48,223	0.0
500	(1)	Open Door, Inc.	14,679	0.0
13,000		Oriental Land Co., Ltd.	1,359,215	0.5
2,600		Pacific Industrial Co., Ltd.	43,086	0.0
700		PAL Group Holdings Co., Ltd.	17,592	0.0
1,600		Paltac Corp.	87,464	0.1
131,850		Panasonic Corp.	1,528,304	0.6
800		Parco Co., Ltd.	8,942	0.0
2,000		Paris Miki Holdings, Inc.	8,534	0.0
1,400		PC Depot Corp.	6,829	0.0
1,000	(2)	Pepper Food Service Co. Ltd.	35,332	0.0
400		PIA Corp.	20,706	0.0
2,000		Piolax, Inc.	44,435	0.0
22,200	(1)	Pioneer Corp.	22,661	0.0
1,300	(2)	Plenus Co., Ltd.	21,185	0.0
6,500		Press Kogyo Co., Ltd.	34,318	0.0
1,800		Pressance Corp.	23,021	0.0
51,800		Rakuten, Inc.	396,841	0.2
1,000		Renaissance, Inc.	20,760	0.0
4,700		Resorttrust, Inc.	77,482	0.0
1,400		Right On Co., Ltd.	13,195	0.0
600		Riken Corp.	33,425	0.0
1,900		Ringer Hut Co., Ltd.	40,225	0.0
2,000		Rinnai Corp.	152,472	0.1
2,540		Riso Kyoiku Co. Ltd.	20,610	0.0
3,500		Round One Corp.	46,362	0.0
2,200		Royal Holdings Co., Ltd.	57,387	0.0
1,500		Ryohin Keikaku Co., Ltd.	445,859	0.2
2,800		Sagami Chain Co., Ltd.	34,371	0.0
1,900		Saizeriya Co., Ltd.	37,130	0.0
400		Sakai Ovex Co., Ltd.	8,573	0.0
600		San Holdings, Inc.	14,879	0.0
1,800	(1)	Sanden Holdings Corp.	24,718	0.0
4,100		Sangetsu Co., Ltd.	80,452	0.0
2,900		Sankyo Co., Ltd.	113,446	0.1
2,300		Sankyo Seiko Co., Ltd.	9,775	0.0
3,200	(2)	Sanrio Co., Ltd.	64,862	0.0
1,100	(2)	Sanyo Electric Railway Co. Ltd.	24,278	0.0
800		Sanyo Shokai Ltd.	15,625	0.0
3,500		Scroll Corp.	21,425	0.0
11,600		Sega Sammy Holdings, Inc.	171,046	0.1
1,900		Seiko Holdings Corp.	53,492	0.0
2,800		Seiren Co., Ltd.	47,459	0.0
24,700		Sekisui Chemical Co., Ltd.	455,494	0.2
41,600		Sekisui House Ltd.	634,369	0.3
3,700	(1)	Senshukai Co., Ltd.	14,106	0.0
10,800	(2)	Sharp Corp.	219,451	0.1
2,500		Shimachu Co., Ltd.	80,712	0.0
1,300		Shimamura Co., Ltd.	123,316	0.1
4,600		Shimano, Inc.	741,744	0.3
900		Shimojima Co., Ltd.	8,960	0.0
700		Shoei Co. Ltd.	30,233	0.0
2,900		Showa Corp.	44,563	0.0
10,400		Skylark Holdings Co. Ltd	153,878	0.1
77,412		Sony Corp.	4,705,696	1.8
1,100		St. Marc Holdings Co., Ltd.	25,673	0.0
8,800		Stanley Electric Co., Ltd.	300,852	0.1
11,200		Start Today Co. Ltd.	338,796	0.1
1,500		Starts Corp., Inc.	33,073	0.0
800		Studio Alice Co., Ltd.	16,522	0.0
35,800		Subaru Corp.	1,097,424	0.4
500		Suminoe Textile Co., Ltd.	14,301	0.0
42,300		Sumitomo Electric Industries Ltd.	663,758	0.3
8,300		Sumitomo Forestry Co., Ltd.	144,294	0.1
2,500		Sumitomo Riko Co., Ltd.	25,244	0.0
10,205		Sumitomo Rubber Industries, Inc.	153,241	0.1
1,300		Sushiro Global Holdings Ltd.	76,981	0.0
22,900		Suzuki Motor Corp.	1,312,425	0.5
500		T RAD Co., Ltd.	13,734	0.0
2,000		Tachi-S Co., Ltd.	29,925	0.0
1,300		Taiho Kogyo Co., Ltd.	15,278	0.0
8,500		Takashimaya Co., Ltd.	143,563	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
640		Take And Give Needs Co., Ltd.	$13,126	0.0
400		Takihyo Co., Ltd.	7,552	0.0
1,300		Tamron Co., Ltd.	27,693	0.0
2,700		TBK Co., Ltd.	12,045	0.0
1,000		T-Gaia Corp.	26,117	0.0
1,400		Toa Corp./Hyogo	16,335	0.0
3,200		Tokai Rika Co., Ltd.	67,647	0.0
520		Token Corp.	34,081	0.0
600	(1)	Tokyo Base Co. Ltd.	3,406	0.0
1,350		Sac's Bar Holdings, Inc.	11,240	0.0
4,800		Tokyo Dome Corp.	42,032	0.0
900		Tokyotokeiba Co., Ltd.	34,655	0.1
5,100		Tomy Co., Ltd.	52,478	0.0
2,100		Topre Corp.	53,112	0.0
1,600	(2)	Toridoll Holdings Corp.	34,809	0.0
500	(2)	Torikizoku Co. Ltd.	10,448	0.0
6,800		Toyo Tire & Rubber Co., Ltd.	122,572	0.1
4,300		Toyoda Gosei Co., Ltd.	106,194	0.1
3,400		Toyota Boshoku Corp.	63,543	0.0
9,300		Toyota Industries Corp.	550,441	0.2
140,382		Toyota Motor Corp.	8,746,191	3.3
1,400		TPR Co., Ltd.	37,033	0.0
2,800		TS Tech Co., Ltd.	96,595	0.1
4,750		TSI Holdings Co. Ltd.	34,612	0.0
500		Tsutsumi Jewelry Co., Ltd.	9,655	0.0
2,300		Unipres Corp.	44,724	0.0
1,600		United Arrows Ltd.	68,076	0.0
4,900	(1)	Unitika Ltd.	31,226	0.0
3,100	(1)	U-Shin Ltd.	21,231	0.0
13,300		USS Co., Ltd.	246,899	0.1
4,400		VT Holdings Co. Ltd.	19,434	0.0
3,300		Wacoal Holdings Corp.	94,667	0.1
1,600		WATAMI Co., Ltd.	18,294	0.0
1,700		Xebio Holdings Co., Ltd.	24,789	0.0
40,632	(2)	Yamada Denki Co., Ltd.	205,568	0.1
7,600		Yamaha Corp.	402,708	0.2
16,300		Yamaha Motor Co., Ltd.	457,098	0.2
700		Yasunaga Corp.	12,605	0.0
1,100		Yellow Hat Ltd.	29,413	0.0
6,700		Yokohama Rubber Co., Ltd.	144,412	0.1
500		Yomiuri Land Co., Ltd.	20,018	0.0
1,300		Yondoshi Holdings, Inc.	27,226	0.0
1,400		Yorozu Corp.	21,640	0.0
3,900	(2)	Yoshinoya D&C Co., Ltd.	61,847	0.0
5,900	(2)	Zensho Holdings Co., Ltd.	116,400	0.1
2,400		Zojirushi Corp.	33,932	0.0
			48,023,056	18.1

		Consumer Staples: 9.0%
43,745		Aeon Co., Ltd.	1,054,049	0.4
1,500		Ain Holdings, Inc.	121,043	0.1
26,400		Ajinomoto Co., Inc.	453,496	0.2
2,400		Arcs Co., Ltd.	65,070	0.0
1,100		Ariake Japan Co., Ltd.	109,727	0.1
2,300		Artnature, Inc.	14,286	0.0
24,200		Asahi Group Holdings, Ltd.	1,049,972	0.4
1,100		Axial Retailing, Inc.	39,309	0.0
600		Belc Co., Ltd.	32,489	0.0
5,300		Calbee, Inc.	174,509	0.1
1,000		Cawachi Ltd.	20,328	0.0
1,700		Chubu Shiryo Co., Ltd.	23,346	0.0
1,400		Ci:z Holdings Co. Ltd	51,795	0.0
8,852		Coca-Cola Bottlers Japan, Inc.	236,917	0.1
1,220		Cocokara fine, Inc.	78,262	0.0
600		Cosmos Pharmaceutical Corp.	134,998	0.1
1,700		Create SD Holdings	44,243	0.0
400		Daikokutenbussan Co., Ltd.	15,704	0.0
700		DyDo Group Holdings, Inc.	35,053	0.0
900		Earth Corp.	43,241	0.0
5,100	(1),(2)	Euglena Co. Ltd.	39,302	0.0
3,200		Ezaki Glico Co., Ltd.	157,259	0.1
3,690		FamilyMart UNY Holdings Co., Ltd.	384,509	0.2
2,800		FANCL Corp.	137,494	0.1
9,680		Feed One Co., Ltd.	18,061	0.0
3,100		Fuji Oil Holdings, Inc.	97,750	0.0
1,300		Fujicco Co., Ltd.	26,871	0.0
900		Fujiya Co., Ltd.	20,252	0.0
500		Genky DrugStores Co. Ltd.	19,273	0.0
1,200		Hayashikane Sangyo Co., Ltd.	7,643	0.0
2,500		Heiwado Co., Ltd.	67,136	0.0
1,600		Hokuto Corp.	27,343	0.0
4,300		House Foods Group, Inc.	129,159	0.1
500		Imuraya Group Co. Ltd.	14,980	0.0
1,500		Inageya Co., Ltd.	22,550	0.0
3,900		Ito En Ltd.	173,146	0.1
300		Itochu-Shokuhin Co., Ltd.	15,762	0.0
7,770		Itoham Yonekyu Holdings, Inc.	53,605	0.0
66,800		Japan Tobacco, Inc.	1,744,369	0.7
600		J-Oil Mills, Inc.	20,562	0.0
4,800	(2)	Kagome Co., Ltd.	138,666	0.1
700		Kameda Seika Co. Ltd.	32,978	0.0
28,400		Kao Corp.	2,294,089	0.9
1,800		Kato Sangyo Co., Ltd.	60,694	0.0
800		Kenko Mayonnaise Co. Ltd.	20,049	0.0
6,500		Kewpie Corp.	150,628	0.1
1,400		Key Coffee, Inc.	25,720	0.0
8,300		Kikkoman Corp.	494,320	0.2
52,400		Kirin Holdings Co., Ltd.	1,343,952	0.5
3,900	(2)	Kitanotatsujin Corp.	24,194	0.0
3,300		Kobayashi Pharmaceutical Co., Ltd.	242,949	0.1
900		Kobe Bussan Co. Ltd.	51,182	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
2,000		Kose Corp.	$381,091	0.2
1,200		Kotobuki Spirits Co. Ltd.	56,445	0.0
900		Kusuri no Aoki Holdings Co. Ltd.	71,668	0.0
800		Kyokuyo Co., Ltd.	23,935	0.0
2,900		Lawson, Inc.	176,617	0.1
1,000		Life Corp.	25,610	0.0
16,000		Lion Corp.	355,354	0.1
2,300		Mandom Corp.	73,085	0.0
1,400		Marudai Food Co., Ltd.	27,154	0.0
2,600		Maruha Nichiro Corp.	95,974	0.0
4,800		Matsumotokiyoshi Holdings Co., Ltd.	196,840	0.1
3,000		Megmilk Snow Brand Co., Ltd.	77,122	0.0
7,600		MEIJI Holdings Co., Ltd.	510,812	0.2
700		Meito Sangyo Co., Ltd.	10,457	0.0
1,624		Milbon Co., Ltd.	74,456	0.0
1,100		Ministop Co., Ltd.	21,126	0.0
1,000		Mitsubishi Shokuhin Co. Ltd.	26,702	0.0
1,000		Mitsui Sugar Co., Ltd.	28,695	0.0
900		Miyoshi Oil & Fat Co., Ltd.	10,510	0.0
2,700		Morinaga & Co., Ltd.	100,888	0.1
2,400		Morinaga Milk Industry Co., Ltd.	65,200	0.0
300		Morozoff Ltd.	16,081	0.0
500		Nagatanien Holdings Co., Ltd.	13,594	0.0
600		Nakamuraya Co., Ltd.	25,577	0.0
1,000		Natori Co., Ltd.	16,647	0.0
4,500		NH Foods Ltd.	166,241	0.1
5,700		Nichirei Corp.	151,221	0.1
620		Nihon Chouzai Co., Ltd.	19,476	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	20,149	0.0
3,800		Nippon Flour Mills Co., Ltd.	66,982	0.0
15,200		Nippon Suisan Kaisha Ltd.	99,055	0.0
1,400		Nisshin Oillio Group Ltd.	41,087	0.0
14,045		Nisshin Seifun Group, Inc.	308,016	0.1
4,500		Nissin Food Products Co., Ltd.	309,541	0.1
700		Noevir Holdings Co. Ltd.	38,146	0.0
5,400		Oenon Holdings, Inc.	19,435	0.0
1,000		OIE Sangyo Co., Ltd.	12,946	0.0
2,000		Okuwa Co., Ltd.	20,366	0.0
7,000		Pigeon Corp.	394,482	0.2
5,000		Pola Orbis Holdings, Inc.	182,616	0.1
1,800		Prima Meat Packers Ltd.	42,443	0.0
1,400		Qol Co. Ltd.	30,656	0.0
1,700		Rock Field Co., Ltd.	28,130	0.0
1,000		Rokko Butter Co. Ltd.	22,809	0.0
800		S Foods, Inc.	34,613	0.0
2,000		Sakata Seed Corp.	72,003	0.0
900		San-A Co., Ltd.	40,236	0.0
4,200		Sapporo Holdings Ltd.	87,338	0.0
47,543		Seven & I Holdings Co., Ltd.	2,119,701	0.8
500		Shinyei Kaisha	5,643	0.0
23,000		Shiseido Co., Ltd.	1,781,303	0.7
600		Shoei Foods Corp.	22,151	0.0
900		Showa Sangyo Co., Ltd.	23,198	0.0
1,200		Sogo Medical Co., Ltd.	26,615	0.0
1,000		ST Corp.	18,570	0.0
600	(2)	Starzen Co., Ltd.	25,828	0.0
2,500		Sugi Holdings Co., Ltd.	122,783	0.1
4,300		Sundrug Co., Ltd.	153,435	0.1
7,800		Suntory Beverage & Food Ltd.	330,455	0.1
9,100		Takara Holdings, Inc.	133,804	0.1
400		Tobu Store Co., Ltd.	13,780	0.0
1,200		Toho Co., Ltd./Hyogo	24,025	0.0
1,600		Torigoe Co., Ltd.	14,430	0.0
6,300		Toyo Suisan Kaisha Ltd.	244,581	0.1
2,500		Tsuruha Holdings, Inc.	307,724	0.1
24,400		Unicharm Corp.	807,290	0.3
4,180		United Super Markets Holdings, Inc.	52,026	0.0
2,800		Valor Holdings Co., Ltd.	64,740	0.0
1,100		Warabeya Nichiyo Co., Ltd.	19,451	0.0
3,140		Welcia Holdings Co. Ltd.	177,977	0.1
1,500		Yaizu Suisankagaku Industry Co., Ltd.	14,650	0.0
6,800		Yakult Honsha Co., Ltd.	557,672	0.2
400		Yakuodo Co. Ltd.	13,689	0.0
1,700		YA-MAN Ltd.	34,524	0.0
1,400		Yamatane Corp.	26,139	0.0
9,400		Yamazaki Baking Co., Ltd.	188,301	0.1
1,300		Yaoko Co., Ltd.	79,512	0.0
3,500		Yokohama Reito Co., Ltd.	28,382	0.0
500		Yomeishu Seizo Co., Ltd.	10,785	0.0
			23,987,075	9.0

		Energy: 1.2%
3,300		Cosmo Energy Holdings Co. Ltd.	135,882	0.1
4,900		Fuji Oil Co., Ltd.	20,768	0.0
9,700		Idemitsu Kosan Co., Ltd.	513,562	0.2
62,500		Inpex Corp.	780,910	0.3
2,200		Itochu Enex Co., Ltd.	22,250	0.0
400		Japan Oil Transportation Co., Ltd.	10,380	0.0
1,900		Japan Petroleum Exploration Co., Ltd.	43,667	0.0
184,460		JXTG Holdings, Inc.	1,395,218	0.5
1,800		Mitsuuroko Group Holdings Co., Ltd.	13,204	0.0
1,000		Modec, Inc.	32,717	0.0
14,600		Nippon Coke & Engineering Co., Ltd.	14,647	0.0
2,300		Sala Corp.	14,250	0.0
3,200		San-Ai Oil Co., Ltd.	39,239	0.0
3,000		Shinko Plantech Co., Ltd.	31,209	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
11,000		Showa Shell Sekiyu KK	$233,343	0.1
800		Sinanen Holdings Co., Ltd.	20,527	0.0
700		Toyo Kanetsu K K	17,619	0.0
			3,339,392	1.2

		Financials: 11.5%
3,400		77 Bank Ltd.	80,800	0.0
24,300		Acom Co., Ltd.	97,968	0.1
8,200		AEON Financial Service Co., Ltd.	169,829	0.1
500		Aichi Bank Ltd.	22,356	0.0
20,200	(1)	Aiful Corp.	60,594	0.0
1,000		Akita Bank Ltd.	26,384	0.0
900		Anicom Holdings, Inc.	29,784	0.0
1,100		Aomori Bank Ltd.	33,308	0.0
6,700		Aozora Bank Ltd.	239,297	0.1
1,400		Aruhi Corp.	29,088	0.0
1,800		Awa Bank Ltd.	55,860	0.0
700		Bank of Iwate Ltd.	30,556	0.0
4,300		Bank of Kochi Ltd./The	224,446	0.1
900	(2)	Bank of Nagoya Ltd.	30,259	0.0
1,200		Bank of Okinawa Ltd.	42,475	0.0
700		Bank of Saga Ltd.	14,408	0.0
2,400		Bank of the Ryukyus Ltd.	29,299	0.0
40,000		Chiba Bank Ltd.	273,182	0.1
5,200		Chiba Kogyo Bank Ltd.	23,247	0.0
7,300		Chugoku Bank Ltd.	74,335	0.0
500		Chukyo Bank Ltd.	10,142	0.0
67,928		Concordia Financial Group Ltd.	332,953	0.1
8,800		Credit Saison Co., Ltd.	143,523	0.1
64,400		Dai-ichi Life Holdings, Inc.	1,342,438	0.5
1,300		Daishi Bank Ltd.	56,922	0.0
1,300		Daito Bank Ltd.	14,098	0.0
97,000		Daiwa Securities Group, Inc.	589,930	0.2
500		Dream Incubator, Inc.	9,718	0.0
1,600		eGuarantee, Inc.	17,435	0.0
1,600		Ehime Bank Ltd.	17,579	0.0
1,000		Eighteenth Bank Ltd.	34,025	0.0
16,200		FIDEA Holdings Co., Ltd.	24,386	0.0
3,900		Financial Products Group Co. Ltd.	37,313	0.0
1,400		Fukui Bank Ltd.	29,264	0.0
9,200		Fukuoka Financial Group, Inc.	253,005	0.1
2,400	(1)	Fukushima Bank Ltd.	15,397	0.0
1,300		Fuyo General Lease Co., Ltd.	79,026	0.0
2,000		GCA Corp.	16,787	0.0
23,300		Gunma Bank Ltd.	119,936	0.1
19,500		Hachijuni Bank Ltd.	89,379	0.1
17,000		Hiroshima Bank Ltd.	115,037	0.1
3,100		Hitachi Capital Corp.	86,285	0.0
1,400		Hokkoku Bank Ltd.	54,076	0.0
1,200		Hokuetsu Bank Ltd.	25,770	0.0
7,200		Hokugin Financial Group, Inc.	101,186	0.1
10,100		Hyakugo Bank Ltd.	40,814	0.0
1,200		Hyakujushi Bank Ltd.	35,377	0.0
2,200		IBJ Leasing Co., Ltd.	58,849	0.0
3,400		Ichiyoshi Securities Co., Ltd.	35,333	0.0
1,600		IwaiCosmo Holdings, Inc.	22,624	0.0
16,300		Iyo Bank Ltd.	101,849	0.1
1,300		Jaccs Co., Ltd.	27,493	0.0
1,700		Jafco Co., Ltd.	66,082	0.0
32,700		Japan Exchange Group, Inc.	569,611	0.2
30,500		Japan Post Bank Co. Ltd.	360,400	0.2
61,700		Japan Post Holdings Co. Ltd.	734,304	0.3
4,400		Japan Post Insurance Co. Ltd.	104,313	0.1
5,011		Japan Securities Finance Co., Ltd.	30,032	0.0
10,200		Jimoto Holdings, Inc.	16,702	0.0
1,500		Juroku Bank Ltd.	38,162	0.0
8,600		kabu.com Securities Co., Ltd.	29,066	0.0
5,327	(1)	Kansai Mirai Financial Group, Inc.	49,945	0.0
5,000		Keiyo Bank Ltd.	42,085	0.0
500		Kita-Nippon Bank Ltd.	11,632	0.0
4,500		Kiyo Bank Ltd.	72,121	0.0
2,000		Kyokuto Securities Co., Ltd.	25,451	0.0
18,020		Kyushu Financial Group, Inc.	85,616	0.0
300	(1)	M&A Capital Partners Co. Ltd.	18,128	0.0
4,300		Marusan Securities Co., Ltd.	36,584	0.0
5,500		Matsui Securities Co., Ltd.	57,798	0.0
58,390		Mebuki Financial Group, Inc.	202,033	0.1
1,000		Michinoku Bank Ltd.	15,780	0.0
5,400		Mito Securities Co., Ltd.	18,475	0.0
796,600		Mitsubishi UFJ Financial Group, Inc.	4,949,031	1.9
29,100		Mitsubishi UFJ Lease & Finance Co., Ltd.	171,269	0.1
29,611		MS&AD Insurance Group Holdings, Inc.	989,125	0.4
900		Miyazaki Bank Ltd.	26,372	0.0
1,536,400		Mizuho Financial Group, Inc.	2,677,642	1.0
11,800	(2)	Monex Group, Inc.	56,720	0.0
1,900		Musashino Bank Ltd.	54,858	0.0
600		Nagano Bank Ltd.	9,169	0.0
1,400		Nanto Bank Ltd.	35,505	0.0
300		NEC Capital Solutions Ltd.	5,093	0.0
7,000		Nishi-Nippon Financial Holdings, Inc.	80,945	0.0
194,800		Nomura Holdings, Inc.	929,090	0.4
17,500		North Pacific Bank Ltd.	59,295	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,800		Ogaki Kyoritsu Bank Ltd.	$46,090	0.0
700		Oita Bank Ltd.	25,483	0.0
10,000		Okasan Securities Group, Inc.	51,497	0.0
22,500	(2)	Orient Corp.	33,070	0.0
75,800		ORIX Corp.	1,227,325	0.5
124,500		Resona Holdings, Inc.	699,001	0.3
900		Ricoh Leasing Co., Ltd.	29,663	0.0
1,240		San ju San Financial Group, Inc.	26,237	0.0
6,300		San-In Godo Bank Ltd.	55,323	0.0
12,960		SBI Holdings, Inc.	402,273	0.2
11,830		Senshu Ikeda Holdings, Inc.	39,672	0.0
43,800	(2)	Seven Bank Ltd.	138,336	0.1
2,000		Shiga Bank Ltd.	51,493	0.0
2,200		Shikoku Bank Ltd.	26,863	0.0
700		Shimizu Bank Ltd.	13,166	0.0
9,400		Shinsei Bank Ltd.	153,569	0.1
28,000		Shizuoka Bank Ltd.	251,267	0.1
22,350		Sompo Holdings, Inc.	952,310	0.4
9,600		Sony Financial Holdings, Inc.	211,700	0.1
85,952		Sumitomo Mitsui Financial Group, Inc.	3,459,041	1.3
22,144		Sumitomo Mitsui Trust Holdings, Inc.	911,147	0.4
11,600		Suruga Bank Ltd.	58,002	0.0
35,200		T&D Holdings, Inc.	581,313	0.2
700		Taiko Bank Ltd.	13,824	0.0
8,800		Tochigi Bank Ltd.	29,435	0.0
11,100		Toho Bank Ltd.	41,129	0.0
1,300		Tohoku Bank Ltd.	15,573	0.0
12,500		Tokai Tokyo Financial Holdings	71,919	0.0
42,900		Tokio Marine Holdings, Inc.	2,129,710	0.8
2,300		Tokyo Century Corp.	142,855	0.1
1,728		Tokyo Kiraboshi Financial Group, Inc.	36,823	0.0
1,100		Tomato Bank Ltd.	14,310	0.0
9,700		TOMONY Holdings, Inc.	41,410	0.0
2,200		Towa Bank Ltd.	20,447	0.0
7,000		Toyo Securities Co., Ltd.	16,490	0.0
6,200		Tsukuba Bank Ltd.	15,004	0.0
1,300	(2)	Yamagata Bank Ltd.	28,058	0.0
14,000	(2)	Yamaguchi Financial Group, Inc.	152,545	0.1
1,600		Yamanashi Chuo Bank Ltd.	28,763	0.0
3,300		Zenkoku Hosho Co. Ltd.	131,866	0.1
			30,527,860	11.5

		Health Care: 7.6%
12,700		Alfresa Holdings Corp.	340,180	0.1
900		As One Corp.	67,228	0.0
1,900		ASKA Pharmaceutical Co., Ltd.	26,179	0.0
113,500		Astellas Pharma, Inc.	1,982,048	0.8
1,500		BML, Inc.	45,648	0.0
12,000		Chugai Pharmaceutical Co., Ltd.	771,400	0.3
1,000		CMIC Holdings Co., Ltd.	20,162	0.0
900		Create Medic Co., Ltd.	10,226	0.0
33,100		Daiichi Sankyo Co., Ltd.	1,434,816	0.6
2,700		Daiken Medical Co. Ltd.	20,073	0.0
860		Daito Pharmaceutical Co. Ltd.	26,624	0.0
2,100		Eiken Chemical Co., Ltd.	48,808	0.0
13,800		Eisai Co., Ltd.	1,344,358	0.5
500		Elan Corp.	13,578	0.0
2,000		EPS Holdings, Inc.	42,622	0.0
500		Falco Holdings Co. Ltd.	8,296	0.0
800		Fuso Pharmaceutical Industries Ltd.	20,815	0.0
3,400		Hisamitsu Pharmaceutical Co., Inc.	260,754	0.1
1,600		Hogy Medical Co., Ltd.	55,157	0.0
23,300		Hoya Corp.	1,383,810	0.5
3,300		Japan Lifeline Co. Ltd	69,760	0.0
900		JCR Pharmaceuticals Co. Ltd.	51,159	0.0
2,500		Jeol Ltd.	54,248	0.0
2,100		Kaken Pharmaceutical Co., Ltd.	111,666	0.1
2,000		Kissei Pharmaceutical Co., Ltd.	63,415	0.0
3,400		Kyorin Co., Ltd.	70,266	0.0
14,500		Kyowa Hakko Kirin Co., Ltd.	272,086	0.1
23,400		M3, Inc.	530,674	0.2
1,500		Mani, Inc.	73,145	0.0
600	(1)	Medical Data Vision Co. Ltd.	10,040	0.0
11,400		Medipal Holdings Corp.	238,166	0.1
1,700		Menicon Co. Ltd.	41,449	0.0
3,400		Miraca Holdings, Inc.	88,448	0.0
14,000		Mitsubishi Tanabe Pharma Corp.	234,314	0.1
800		Mochida Pharmaceutical Co., Ltd.	66,108	0.0
700		N Field Co. Ltd.	11,989	0.0
1,800		Nagaileben Co., Ltd.	43,023	0.0
2,600		NichiiGakkan Co., Ltd.	22,005	0.0
3,450		Nichi-iko Pharmaceutical Co., Ltd.	51,274	0.0
4,800		Nihon Kohden Corp.	152,066	0.1
4,200		Nikkiso Co., Ltd.	54,951	0.0
400		Nippon Chemiphar Co., Ltd.	16,397	0.0
3,000		Nippon Shinyaku Co., Ltd.	196,806	0.1
8,000	(2)	Nipro Corp.	109,454	0.1
1,400		Nissui Pharmaceutical Co., Ltd.	16,687	0.0
17,200		Olympus Corp.	671,159	0.3
27,300		Ono Pharmaceutical Co., Ltd.	772,767	0.3
22,000		Otsuka Holdings Co. Ltd.	1,109,660	0.4

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
1,300		Paramount Bed Holdings Co. Ltd.	$64,069	0.0
5,400	(1)	PeptiDream, Inc.	215,219	0.1
6,400		Rohto Pharmaceutical Co., Ltd.	224,889	0.1
21,800		Santen Pharmaceutical Co., Ltd.	345,657	0.1
2,300		Sawai Pharmaceutical Co., Ltd.	124,160	0.1
2,300		Seikagaku Corp.	35,019	0.0
1,700	(1)	Shin Nippon Biomedical Laboratories Ltd.	9,290	0.0
16,200		Shionogi & Co., Ltd.	1,058,989	0.4
2,400		Ship Healthcare Holdings, Inc.	92,875	0.1
2,500		Solasto Corp.	32,538	0.0
8,600		Sumitomo Dainippon Pharma Co. Ltd.	197,512	0.1
5,230		Suzuken Co., Ltd.	248,159	0.1
9,000		Sysmex Corp.	776,101	0.3
1,000		Taiko Pharmaceutical Co. Ltd.	18,690	0.0
2,600		Taisho Pharmaceutical Holdings Co. Ltd.	318,068	0.1
3,100		Takara Bio, Inc.	86,023	0.0
42,600	(2)	Takeda Pharmaceutical Co., Ltd.	1,821,493	0.7
17,800		Terumo Corp.	1,053,477	0.4
3,500		Toho Holdings Co., Ltd.	92,949	0.1
1,400		Tokai Corp./Gifu	32,231	0.0
800		Torii Pharmaceutical Co., Ltd.	19,250	0.0
600		Towa Pharmaceutical Co., Ltd.	44,482	0.0
3,500		Tsukui Corp.	34,351	0.0
4,200		Tsumura & Co.	145,066	0.1
2,400		Vital KSK Holdings, Inc.	27,086	0.0
2,600		ZERIA Pharmaceutical Co., Ltd.	57,505	0.0
			20,301,112	7.6

		Industrials: 22.3%
1,900		Advan Co., Ltd.	16,459	0.0
1,400		Aeon Delight Co., Ltd.	51,092	0.0
3,400		Aica Kogyo Co., Ltd.	137,359	0.1
2,900		Aichi Corp.	15,798	0.0
3,300		Aida Engineering Ltd.	29,500	0.0
1,600		Alconix Corp.	22,803	0.0
21,100		ANA Holdings, Inc.	737,119	0.3
17,500		Amada Holdings Co., Ltd.	186,842	0.1
3,000		Anest Iwata Corp.	29,939	0.0
3,700		Asahi Diamond Industrial Co., Ltd.	26,065	0.0
11,500		AGC, Inc.	477,278	0.2
420		Asahi Kogyosha Co., Ltd.	12,575	0.0
700		Asanuma Corp.	22,746	0.0
400		Asunaro Aoki Construction Co., Ltd.	3,408	0.0
2,400		Bando Chemical Industries Ltd.	28,550	0.0
2,000		Bell System24 Holdings, Inc.	31,474	0.0
3,300		Bunka Shutter Co., Ltd.	24,837	0.0
2,500		Central Glass Co., Ltd.	64,955	0.0
10,300		Central Japan Railway Co.	2,144,438	0.8
600		Central Security Patrols Co., Ltd.	26,659	0.0
8,400		Chiyoda Corp.	68,374	0.0
700		Chiyoda Integre Co., Ltd.	14,496	0.0
1,500		Chudenko Corp.	34,202	0.0
700		Chugai Ro Co., Ltd.	18,657	0.0
3,300		CKD Corp.	42,351	0.0
4,700		COMSYS Holdings Corp.	139,195	0.1
2,000		Cosel Co., Ltd.	22,810	0.0
1,500		CTI Engineering Co., Ltd.	22,435	0.0
14,900		Dai Nippon Printing Co., Ltd.	346,661	0.1
900		Dai-Dan Co., Ltd.	22,672	0.0
5,900		Daifuku Co., Ltd.	300,691	0.1
1,400		Daihen Corp.	35,835	0.0
1,200		Daiho Corp.	34,015	0.0
800		Daiichi Jitsugyo Co., Ltd.	27,529	0.0
15,800		Daikin Industries Ltd.	2,103,037	0.8
2,100		Daiseki Co., Ltd.	57,969	0.0
1,900		Daiwa Industries Ltd.	20,771	0.0
1,200		Denyo Co., Ltd.	19,719	0.0
7,400		DMG Mori Co. Ltd.	123,598	0.1
3,000		Duskin Co., Ltd.	73,198	0.0
20,600		East Japan Railway Co.	1,913,517	0.7
5,100		Ebara Corp.	175,958	0.1
700		Ebara Jitsugyo Co. Ltd.	14,085	0.0
700		Endo Lighting Corp.	5,328	0.0
1,000		en-japan, Inc.	50,184	0.0
1,500	(2)	Escrow Agent Japan Co. Ltd.	6,270	0.0
11,000		Fanuc Ltd.	2,069,460	0.8
1,430		Fudo Tetra Corp.	26,531	0.0
7,000		Fuji Electric Holdings Co., Ltd.	280,398	0.1
3,400		Fuji Machine Manufacturing Co., Ltd.	54,504	0.0
13,500		Fujikura Ltd.	63,775	0.0
3,500		Fujitec Co., Ltd.	46,921	0.0
500		Fukuda Corp.	24,999	0.0
700		Fukushima Industries Corp.	35,732	0.0
1,600		Fukuyama Transporting Co., Ltd.	69,192	0.0
1,100		Fullcast Co., Ltd.	25,433	0.0
2,310		Funai Soken Holdings, Inc.	52,394	0.0
1,900		Furukawa Co., Ltd.	28,009	0.0
3,900		Furukawa Electric Co., Ltd.	129,777	0.1
1,800		Futaba Corp.	32,393	0.0
1,000		Gakujo Co., Ltd.	14,829	0.0
1,100		Gecoss Corp.	11,821	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,500		Glory Ltd.	$85,469	0.0
4,000	(2)	GS Yuasa Corp.	98,491	0.1
900		Hamakyorex Co., Ltd.	32,675	0.0
14,400		Hankyu Hanshin Holdings, Inc.	510,676	0.2
2,200		Hanwa Co., Ltd.	73,169	0.0
10,800		Hazama Ando Corp.	82,433	0.0
1,800		Hibiya Engineering Ltd.	31,231	0.0
16,600		Hino Motors Ltd.	181,767	0.1
500		Hirata Corp.	35,994	0.0
2,700		Hisaka Works Ltd.	28,473	0.0
5,500		Hitachi Construction Machinery Co., Ltd.	183,877	0.1
2,500		Hitachi Transport System Ltd.	70,215	0.0
9,100		Hitachi Zosen Corp.	38,045	0.0
2,100		Hokuetsu Industries Co. Ltd.	25,152	0.0
3,400		Hoshizaki Corp.	351,916	0.1
500		Hosokawa Micron Corp.	27,281	0.0
1,100	(2)	Howa Machinery Ltd.	9,265	0.0
2,200		Ichinen Holdings Co., Ltd.	28,883	0.0
1,500		Idec Corp.	32,887	0.0
8,900		IHI Corp.	337,188	0.1
6,700		Iino Kaiun Kaisha Ltd.	34,315	0.0
1,500		Inaba Denki Sangyo Co., Ltd.	66,232	0.0
1,200		Inaba Seisakusho Co., Ltd.	14,932	0.0
2,600		Inabata & Co., Ltd.	39,973	0.0
1,330		Inui Global Logistics Co. Ltd.	10,744	0.0
1,500		Iseki & Co., Ltd.	27,638	0.0
400	(1)	Ishikawa Seisakusho Ltd.	5,285	0.0
83,200		Itochu Corp.	1,522,818	0.6
4,000		Itoki Corp.	23,233	0.0
600		Iwasaki Electric Co., Ltd.	8,561	0.0
2,500		Iwatani Corp.	88,926	0.1
700		JAC Recruitment Co. Ltd.	16,016	0.0
19,900		Japan Airlines Co. Ltd.	715,248	0.3
3,300		Japan Airport Terminal Co., Ltd.	150,118	0.1
700		Japan Pulp & Paper Co., Ltd.	29,354	0.0
3,700		Japan Steel Works Ltd.	90,087	0.1
4,000		Japan Transcity Corp.	18,195	0.0
11,300		JGC Corp.	259,121	0.1
1,300		JK Holdings Co., Ltd.	9,463	0.0
12,300		JTEKT Corp.	180,066	0.1
1,400		Juki Corp.	17,360	0.0
28,500		Kajima Corp.	414,406	0.2
6,700		Kamigumi Co., Ltd.	147,686	0.1
1,500		Kanaden Corp.	16,431	0.0
400		Kanagawa Chuo Kotsu Co., Ltd.	13,607	0.0
1,600		Kanamoto Co., Ltd.	56,726	0.0
5,300		Kandenko Co., Ltd.	54,752	0.0
4,800		Kanematsu Corp.	72,236	0.0
1,600		Katakura Industries Co., Ltd.	19,805	0.0
700		Kato Works Co., Ltd.	21,589	0.0
300		Kawada Technologies, Inc.	18,201	0.0
9,100		Kawasaki Heavy Industries Ltd.	256,647	0.1
5,300	(1),(2)	Kawasaki Kisen Kaisha Ltd.	107,158	0.1
4,800		Keihan Holdings Co., Ltd.	183,310	0.1
16,000		Keikyu Corp.	291,615	0.1
6,400		Keio Corp.	350,296	0.1
8,000		Keisei Electric Railway Co., Ltd.	281,582	0.1
2,200		Kimura Chemical Plants Co., Ltd.	8,921	0.0
900		Kimura Unity Co., Ltd.	9,477	0.0
8,200		Kinden Corp.	131,305	0.1
2,000		King Jim Co., Ltd.	17,617	0.0
10,800		Kintetsu Group Holdings Co., Ltd.	434,343	0.2
2,100		Kintetsu World Express, Inc.	40,244	0.0
1,000		Kitagawa Corp.	26,620	0.0
400		Kitano Construction Corp.	14,286	0.0
1,000		Kito Corp.	18,417	0.0
5,000		Kitz Corp.	43,222	0.0
400	(1)	Kobe Electric Railway Co. Ltd.	14,171	0.0
5,500		Kokuyo Co., Ltd.	99,043	0.1
395		Komaihal Tec, Inc.	8,492	0.0
55,800		Komatsu Ltd.	1,698,044	0.7
900		Komatsu Wall Industry Co., Ltd.	17,517	0.0
3,200		Komori Corp.	39,870	0.0
1,800		Konoike Transport Co. Ltd.	30,753	0.0
400		KRS Corp.	10,265	0.0
61,800		Kubota Corp.	1,049,931	0.4
2,200		Kumagai Gumi Co., Ltd.	60,916	0.0
6,300		Kurita Water Industries, Ltd.	183,533	0.1
500		Kyodo Printing Co., Ltd.	13,036	0.0
2,100		Kyokuto Kaihatsu Kogyo Co., Ltd.	33,275	0.0
5,016		Kyowa Exeo Corp.	146,812	0.1
2,500		Kyudenko Corp.	99,215	0.1
9,000		Kyushu Railway Co.	274,013	0.1
1,900		Link And Motivation, Inc.	23,663	0.0
16,770		LIXIL Group Corp.	322,900	0.1
3,100		Mabuchi Motor Co., Ltd.	125,051	0.1
9,000		Maeda Corp.	118,852	0.1
1,800		Maeda Kosen Co. Ltd	38,334	0.0
4,000		Maeda Road Construction Co., Ltd.	81,402	0.0
1,600		Maezawa Kasei Industries Co., Ltd.	17,350	0.0
600		Maezawa Kyuso Industries Co., Ltd.	10,519	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,200		Makino Milling Machine Co., Ltd.	$51,233	0.0
15,000		Makita Corp.	751,143	0.3
92,900		Marubeni Corp.	849,628	0.3
700		Maruka Machinery Co. Ltd.	13,273	0.0
600		Maruwa Unyu Kikan Co. Ltd.	22,444	0.0
800		Maruzen Showa Unyu Co., Ltd.	20,601	0.0
1,100		Matsuda Sangyo Co., Ltd.	15,409	0.0
2,600		Matsui Construction Co., Ltd.	21,173	0.0
2,000		Max Co., Ltd.	29,869	0.0
2,000		Meidensha Corp.	32,735	0.0
2,800		Meisei Industrial Co. Ltd.	22,293	0.0
1,400		Meitec Corp.	67,317	0.0
2,400		Meiwa Corp.	10,561	0.0
21,458		Minebea Mitsumi, Inc.	388,942	0.2
4,110	(2)	Mirait Holdings Corp.	70,877	0.0
13,300		Misumi Group, Inc.	344,131	0.1
79,600		Mitsubishi Corp.	2,451,897	0.9
115,300		Mitsubishi Electric Corp.	1,579,532	0.6
19,200		Mitsubishi Heavy Industries Ltd.	741,455	0.3
3,800	(2)	Mitsubishi Logistics Corp.	98,162	0.1
900		Mitsubishi Kakoki Kaisha Ltd.	15,618	0.0
1,000		Mitsubishi Logisnext Co., Ltd.	13,048	0.0
2,000		Mitsubishi Pencil Co., Ltd.	36,780	0.0
1,500		Mitsuboshi Belting Co., Ltd.	39,603	0.0
93,300		Mitsui & Co., Ltd.	1,658,003	0.6
4,000	(1)	Mitsui E&S Holdings Co. Ltd	71,817	0.0
900		Mitsui Matsushima Co., Ltd.	14,944	0.0
7,000		Mitsui OSK Lines Ltd.	204,264	0.1
2,000	(1)	Mitsui-Soko Holdings Co. Ltd.	36,475	0.0
4,900		Miura Co., Ltd.	151,811	0.1
600		Miyaji Engineering Group, Inc.	15,643	0.0
7,200		MonotaRO Co. Ltd.	203,084	0.1
1,900		Morita Holdings Corp.	42,994	0.0
6,200		Nabtesco Corp.	164,846	0.1
1,900		NAC Co., Ltd.	19,100	0.0
1,100		Nachi-Fujikoshi Corp.	54,113	0.0
6,500		Nagase & Co., Ltd.	114,169	0.1
8,600		Nagoya Railroad Co., Ltd.	212,973	0.1
2,000		Nakabayashi Co. Ltd.	11,828	0.0
3,544		Namura Shipbuilding Co., Ltd.	18,536	0.0
5,300		Nankai Electric Railway Co., Ltd.	133,156	0.1
500		Nexyz Group Corp.	9,124	0.0
14,000	(2)	NGK Insulators Ltd.	230,784	0.1
3,500		Nichias Corp.	91,047	0.1
900		Nichiden Corp.	15,853	0.0
1,800		Nichiha Corp.	47,648	0.0
2,200		Nichireki Co., Ltd.	23,810	0.0
13,914		Nidec Corp.	2,000,774	0.8
7,900		Nihon M&A Center, Inc.	237,085	0.1
200		Nihon Trim Co., Ltd.	10,312	0.0
800		Nikko Co. Ltd./Hyogo	17,219	0.0
3,000		Nippo Corp.	55,090	0.0
600		Nippon Carbon Co., Ltd.	41,523	0.0
2,200		Nippon Densetsu Kogyo Co., Ltd.	45,954	0.0
4,300		Nippon Express Co., Ltd.	282,397	0.1
2,100		Nippon Hume Corp.	19,573	0.0
1,400		Nippon Kanzai Co., Ltd.	26,469	0.0
900		Nippon Koei Co. Ltd.	24,112	0.0
4,200		Nippon Holdings Co., Ltd.	108,891	0.1
19,500		Nippon Parking Development Co. Ltd.	30,388	0.0
400		Nippon Road Co., Ltd.	23,162	0.0
400		Nippon Seisen Co., Ltd.	14,816	0.0
400	(1),(2)	Nippon Sharyo Ltd.	11,019	0.0
5,900		Nippon Sheet Glass Co., Ltd.	64,257	0.0
828		Nippon Steel & Sumikin Bussan Corp.	41,540	0.0
3,900		Nippon Thompson Co., Ltd.	25,922	0.0
9,288		Nippon Yusen KK	174,664	0.1
3,100		Nishimatsu Construction Co., Ltd.	78,487	0.0
3,400	(2)	Nishi-Nippon Railroad Co., Ltd.	92,003	0.1
1,000		Nishio Rent All Co., Ltd.	33,383	0.0
400		Nissei ASB Machine Co. Ltd	16,754	0.0
1,300		Nissei Plastic Industrial Co., Ltd.	13,380	0.0
7,380		Nisshinbo Holdings, Inc.	87,873	0.1
1,100		Nissin Corp.	25,662	0.0
2,300		Nissin Electric Co., Ltd.	20,917	0.0
1,300		Nitta Corp.	49,544	0.0
1,900		Nitto Boseki Co., Ltd.	44,432	0.0
2,100		Nitto Kogyo Corp.	38,835	0.0
700		Nitto Kohki Co., Ltd.	16,253	0.0
1,100		Nittoc Construction Co. Ltd.	7,145	0.0
2,700		Nomura Co., Ltd.	55,739	0.0
700		Noritake Co., Ltd.	44,174	0.0
2,900		Noritz Corp.	46,007	0.0
700		NS United Kaiun Kaisha Ltd.	16,123	0.0
23,700		NSK Ltd.	271,657	0.1
26,000		NTN Corp.	106,446	0.1
700		Obara Corp.	33,749	0.0
38,600		Obayashi Corp.	365,593	0.2
16,900		Odakyu Electric Railway Co., Ltd.	399,802	0.2
1,580		Oiles Corp.	34,030	0.0
2,700		Okabe Co., Ltd.	26,534	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,100		Okamura Corp.	$54,831	0.0
1,300		Okuma Corp.	72,204	0.0
2,200		Okumura Corp.	69,046	0.0
1,300		Onoken Co., Ltd.	20,861	0.0
600		Organo Corp.	16,711	0.0
600		Origin Electric Co. Ltd.	9,356	0.0
5,600		OSG Corp.	127,502	0.1
5,950		OSJB Holdings Corp.	16,137	0.0
4,900		Outsourcing, Inc.	71,855	0.0
1,700		Oyo Corp.	22,875	0.0
6,700		Park24 Co., Ltd.	202,502	0.1
600		Pasona Group, Inc.	8,895	0.0
1,400		Pegasus Sewing Machine Manufacturing Co., Ltd.	12,831	0.0
15,200		Penta-Ocean Construction Co., Ltd.	101,270	0.1
10,400		Persol Holdings Co. Ltd	244,094	0.1
2,100		Pilot Corp.	126,229	0.1
2,600		Prestige International, Inc.	31,106	0.0
1,900		Pronexus, Inc.	20,253	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	17,584	0.0
3,100		Raito Kogyo Co., Ltd.	44,333	0.0
85,300		Recruit Holdings Co. Ltd.	2,849,145	1.1
2,000		Relia, Inc.	24,650	0.0
1,200		Rheon Automatic Machinery Co., Ltd.	21,482	0.0
1,400		Ryobi Ltd.	55,171	0.0
300		Sakai Heavy Industries Ltd.	9,884	0.0
600		Sakai Moving Service Co., Ltd.	34,166	0.0
3,800	(1)	Sanix, Inc.	8,888	0.0
3,100		Sanki Engineering Co., Ltd.	33,304	0.0
1,800		Sankyo Tateyama, Inc.	22,836	0.0
2,800		Sankyu, Inc.	157,238	0.1
10,700		Sanwa Holdings Corp.	127,407	0.1
600		Sanyo Denki Co. Ltd.	28,708	0.0
1,700		Sato Holding Corp.	56,353	0.0
1,300		Sato Shoji Corp.	14,123	0.0
1,600		SBS Holdings, Inc.	22,594	0.0
11,700		Secom Co., Ltd.	953,453	0.4
14,800		Seibu Holdings, Inc.	266,093	0.1
2,500	(1)	Seikitokyu Kogyo Co., Ltd.	15,558	0.0
8,000		Seino Holdings Co. Ltd	120,879	0.1
2,000		Sekisui Jushi Corp.	37,938	0.0
6,700		Senko Group Holdings Co., Ltd.	55,754	0.0
10,400		SG Holdings Co. Ltd.	272,461	0.1
1,200		Shibusawa Warehouse Co., Ltd.	18,759	0.0
1,100		Shibuya Corp.	40,993	0.0
1,400		Shima Seiki Manufacturing Ltd.	61,852	0.0
39,400		Shimizu Corp.	359,731	0.2
1,100		Shin Nippon Air Technologies Co. Ltd.	16,440	0.0
400		Shin-Keisei Electric Railway Co., Ltd.	8,033	0.0
5,200		Shinmaywa Industries Ltd.	70,481	0.0
2,000		Shinnihon Corp.	21,785	0.0
500		Shinsho Corp.	13,991	0.0
1,200		Shinwa Co., Ltd./Nagoya	23,138	0.0
1,200		SHO-BOND Holdings Co., Ltd.	96,866	0.1
1,800		Sinfonia Technology Co. Ltd.	26,824	0.0
1,500		Sinko Industries Ltd.	24,906	0.0
2,800		Sintokogio Ltd.	28,308	0.0
3,600		SMC Corp.	1,152,257	0.5
4,400		SMS Co. Ltd.	87,435	0.1
2,000		Soda Nikka Co., Ltd.	12,140	0.0
2,800		Sodick Co., Ltd.	25,419	0.0
4,500		Sohgo Security Services Co., Ltd.	197,737	0.1
67,000		Sojitz Corp.	241,771	0.1
3,700		Sotetsu Holdings, Inc.	123,745	0.1
2,000		Star Micronics Co., Ltd.	35,566	0.0
800		Sugimoto & Co., Ltd.	14,222	0.0
8,600	(2)	Sumiseki Holdings, Inc.	11,120	0.0
71,400		Sumitomo Corp.	1,189,898	0.5
1,400		Sumitomo Densetsu Co., Ltd.	23,012	0.0
6,540		Sumitomo Heavy Industries	233,423	0.1
9,540		Sumitomo Mitsui Construction Co., Ltd.	64,174	0.0
400		Sumitomo Precision Products Co. Ltd.	14,211	0.0
4,000		Sumitomo Warehouse Co., Ltd./The	53,045	0.0
2,400		SWCC Showa Holdings Co., Ltd.	16,956	0.0
5,500		Tadano Ltd.	63,942	0.0
1,000		Taihei Dengyo Kaisha Ltd.	26,497	0.0
1,400		Taiheiyo Kouhatsu, Inc.	12,711	0.0
1,600		Taikisha Ltd.	52,253	0.0
12,900		Taisei Corp.	588,025	0.2
700		Takamatsu Construction Group Co., Ltd.	19,531	0.0
1,000		Takaoka Toko Co. Ltd.	15,765	0.0
1,200		Takara Printing Co., Ltd.	20,523	0.0
2,300		Takara Standard Co., Ltd.	40,266	0.0
3,400		Takasago Thermal Engineering Co., Ltd.	61,519	0.0
2,000		Takeei Corp.	14,628	0.0
2,100		Takeuchi Manufacturing Co. Ltd.	56,662	0.0
700		Takisawa Machine Tool Co., Ltd.	10,888	0.0
4,100		Takuma Co., Ltd.	54,455	0.0
2,500		Tanseisha Co., Ltd.	26,217	0.0
2,600		Tatsuta Electric Wire and Cable Co., Ltd.	14,497	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,100		TechnoPro Holdings, Inc.	$130,344	0.1
1,200		Teikoku Electric Manufacturing Co., Ltd.	17,981	0.0
1,400		Teikoku Sen-I Co., Ltd.	37,019	0.0
1,100		Tekken Corp.	28,637	0.0
7,100		THK Co., Ltd.	180,668	0.1
1,100		Toa Corp.	24,205	0.0
400		TOA Road Corp.	13,431	0.0
1,800		Tobishima Corp.	30,404	0.0
12,000		Tobu Railway Co., Ltd.	354,773	0.2
3,500		Tocalo Co., Ltd.	36,035	0.0
15,000		Toda Corp.	108,308	0.1
400		Toenec Corp.	11,372	0.0
5,800		TOKAI Holdings Corp.	58,144	0.0
2,000		Tokyo Energy & Systems, Inc.	20,151	0.0
600		Tokyo Keiki, Inc.	6,383	0.0
2,500		Tokyo Sangyo Co. Ltd.	18,019	0.0
4,990		Tokyu Construction Co., Ltd.	48,191	0.0
31,000		Tokyu Corp.	566,872	0.2
4,700		Toli Corp.	15,065	0.0
1,900		Tomoe Corp.	8,227	0.0
2,000		Toppan Forms Co., Ltd.	19,229	0.0
16,000		Toppan Printing Co., Ltd.	256,879	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	21,280	0.0
1,400		Toshiba Machine Co., Ltd.	31,303	0.0
2,800		Toshiba Plant Systems & Services Corp.	59,846	0.0
1,000		Tosho Printing Co., Ltd.	7,032	0.0
1,600		Totetsu Kogyo Co., Ltd.	41,145	0.0
8,900		Toto Ltd.	369,122	0.2
5,100		Toyo Construction Co., Ltd.	20,788	0.0
2,200	(1),(2)	Toyo Engineering Corp.	17,533	0.0
5,000		Toyo Logistics Co., Ltd.	15,571	0.0
800		Toyo Tanso Co., Ltd.	23,710	0.0
600		Toyo Wharf & Warehouse Co., Ltd.	9,110	0.0
12,600		Toyota Tsusho Corp.	475,735	0.2
200		Trancom Co. Ltd.	14,625	0.0
2,400		Trusco Nakayama Corp.	66,421	0.0
700		Trust Tech, Inc.	27,300	0.0
800		Tsubaki Nakashima Co. Ltd.	16,480	0.0
1,400		Tsubakimoto Chain Co.	64,815	0.0
400		Tsubakimoto Kogyo Co., Ltd.	12,142	0.0
4,000		Tsugami Corp.	39,595	0.0
2,300		Tsukishima Kikai Co., Ltd.	31,778	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	21,457	0.0
800		Uchida Yoko Co., Ltd.	21,752	0.0
410		Ueki Corp.	9,642	0.0
500		Union Tool Co.	18,696	0.0
6,800		Ushio, Inc.	93,263	0.1
700		Wakachiku Construction Co., Ltd.	10,192	0.0
2,600		Wakita & Co. Ltd.	32,177	0.0
700		WDB Holdings Co. Ltd.	25,004	0.0
700		Weathernews, Inc.	21,946	0.0
10,300		West Japan Railway Co.	718,009	0.3
2,800		Yahagi Construction Co., Ltd.	21,397	0.0
2,500		Yamabiko Corp.	30,978	0.0
1,500	(2)	Yamashin-Filter Corp.	11,387	0.0
19,200		Yamato Holdings Co., Ltd.	589,517	0.2
4,300		Yamazen Corp.	51,284	0.0
2,100		Yasuda Logistics Corp.	16,903	0.0
2,100		Yokogawa Bridge Holdings Corp.	43,965	0.0
1,100		Yuasa Trading Co., Ltd.	39,496	0.0
400		Yuken Kogyo Co., Ltd.	8,443	0.0
1,400		Yushin Precision Equipment Co., Ltd.	15,294	0.0
			59,344,931	22.3

		Information Technology: 10.1%
1,500		A&D Co., Ltd.	13,902	0.0
6,400	(2)	Advantest Corp.	135,262	0.1
2,000		Ai Holdings Corp.	46,316	0.0
400		Aichi Tokei Denki Co., Ltd.	16,651	0.0
1,200		Aiphone Co., Ltd.	18,012	0.0
680		Alpha Systems, Inc.	17,451	0.0
10,100		Alps Electric Co., Ltd.	256,769	0.1
3,600		Amano Corp.	75,222	0.0
8,400		Anritsu Corp.	138,435	0.1
800		Argo Graphics, Inc.	34,812	0.0
2,300		Arisawa Manufacturing Co., Ltd.	19,706	0.0
7,200		Azbil Corp.	156,559	0.1
6,800		Broadleaf Co. Ltd.	49,070	0.0
14,200		Brother Industries Ltd.	280,382	0.1
2,200		CAC Holdings Corp.	22,243	0.0
1,000		Canon Electronics, Inc.	21,020	0.0
61,966		Canon, Inc.	1,964,914	0.8
1,900		Computer Institute of Japan Ltd.	12,959	0.0
13,400		Citizen Watch Co., Ltd.	88,303	0.1
2,700		CMK Corp.	20,660	0.0
1,600		Computer Engineering & Consulting Ltd.	39,062	0.0
900		Comture Corp.	34,521	0.0
1,400		Cybernet Systems Co., Ltd.	9,130	0.0
2,700		Cybozu, Inc.	16,183	0.0
800		Dai-ichi Seiko Co. Ltd	11,610	0.0
1,000		Daiwabo Holdings Co., Ltd.	64,598	0.0
800		Denki Kogyo Co., Ltd.	23,530	0.0
3,500		Dexerials Corp.	35,574	0.0
600		Digital Arts, Inc.	28,191	0.0
2,100		Digital Garage, Inc.	68,354	0.0
1,200		Digital Hearts Holdings Co., Ltd.	17,947	0.0
1,600		Disco Corp.	267,941	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,200		DTS Corp.	$47,776	0.0
700	(1)	E-Guardian, Inc.	17,438	0.0
1,100		Eizo Corp.	49,724	0.0
1,100		Elecom Co. Ltd.	27,900	0.0
500		Enplas Corp.	14,335	0.0
1,200		ESPEC Corp.	22,944	0.0
600		Excel Co., Ltd.	9,413	0.0
1,400	(2)	Fixstars Corp.	19,639	0.0
1,700		Fuji Soft, Inc.	86,022	0.1
23,900		Fuji Film Holdings Corp.	1,075,241	0.4
11,900		Fujitsu Ltd.	847,752	0.3
2,700		Furuno Electric Co., Ltd.	35,474	0.0
4,200		GMO internet, Inc.	73,188	0.0
2,000		GMO Payment Gateway, Inc.	123,891	0.1
8,400		Hamamatsu Photonics KK	334,543	0.1
800		Hioki EE Corp.	26,115	0.0
1,863		Hirose Electric Co., Ltd.	203,497	0.1
3,900		Hitachi High-Technologies Corp.	134,660	0.1
55,429		Hitachi Ltd.	1,884,130	0.7
1,300		Hochiki Corp.	19,046	0.0
1,000		Hokuriku Electric Industry Co., Ltd.	11,534	0.0
2,300		Horiba Ltd.	121,909	0.1
3,400		Hosiden Corp.	33,301	0.0
6,900		Ibiden Co., Ltd.	96,680	0.1
800		Icom, Inc.	17,364	0.0
3,100		Ines Corp.	35,757	0.0
1,430		I-Net Corp.	24,386	0.0
6,400		Infomart Corp.	83,269	0.0
1,400		Innotech Corp.	16,720	0.0
1,000		Iriso Electronics Co. Ltd.	52,504	0.0
700		Information Services International-Dentsu Ltd.	26,021	0.0
1,900		Itfor, Inc.	16,476	0.0
5,200		Itochu Techno-Solutions Corp.	112,971	0.1
3,000		Japan Aviation Electronics Industry Ltd.	50,578	0.0
1,500		Japan Cash Machine Co., Ltd.	16,964	0.0
27,200	(1)	Japan Display, Inc.	29,912	0.0
3,500		Japan Material Co. Ltd.	46,933	0.0
1,700		Jastec Co., Ltd.	18,014	0.0
1,100		JBCC Holdings, Inc.	14,263	0.0
1,900		Justsystems Corp.	44,005	0.0
1,200		Kaga Electronics Co., Ltd.	24,992	0.0
900		Kanematsu Electronics Ltd.	30,667	0.0
5,700		Keyence Corp.	3,311,055	1.3
1,600		Koa Corp.	27,602	0.0
27,100		Konica Minolta, Inc.	288,397	0.1
19,000		Kyocera Corp.	1,140,411	0.4
2,400		Lasertec Corp.	80,203	0.0
2,400		Macnica Fuji Electronics Holdings, Inc.	42,387	0.0
1,700		Mamezou Holdings Co. Ltd.	14,417	0.0
2,000		Marubun Corp.	14,564	0.0
400		Maruwa Co., Ltd./Aichi	26,696	0.0
2,600		Maxell Holdings, Ltd.	40,733	0.0
1,000		Megachips Corp.	21,049	0.0
600		Melco Holdings, Inc.	21,581	0.0
2,300		Micronics Japan Co. Ltd.	16,162	0.0
1,400		Mimasu Semiconductor Industry Co., Ltd.	22,457	0.0
1,200		Miroku Jyoho Service Co. Ltd.	26,883	0.0
1,600	(2)	Mitsui High-Tec, Inc.	22,563	0.0
12,155		Murata Manufacturing Co., Ltd.	1,867,690	0.7
1,600		Nagano Keiki Co., Ltd.	16,788	0.0
14,800		NEC Corp.	408,979	0.2
1,300		NEC Networks & System Integration Corp.	30,148	0.0
4,800		Net One systems Co., Ltd.	115,239	0.1
3,800		Nichicon Corp.	37,462	0.0
2,000	(1)	Nihon Dempa Kogyo Co., Ltd.	8,995	0.0
3,300		Nihon Unisys Ltd.	85,123	0.0
1,400		Nippon Ceramic Co., Ltd.	37,267	0.0
1,000		Nippon Chemi-Con Corp.	27,987	0.0
4,900		Nippon Electric Glass Co., Ltd.	154,035	0.1
3,800		Nippon Signal Company Ltd.	38,824	0.0
2,400		Nissha Co., Ltd.	46,793	0.0
1,400		Nohmi Bosai Ltd.	31,246	0.0
7,232		Nomura Research Institute Ltd.	365,202	0.2
1,400		Noritsu Koki Co., Ltd.	38,902	0.0
1,800		NS Solutions Corp.	58,118	0.0
2,150		NSD CO., Ltd.	47,736	0.0
35,600		NTT Data Corp.	492,819	0.2
600		OBIC Business Consultants Co., Ltd.	53,506	0.0
3,600		Obic Co., Ltd.	340,494	0.1
500		Ohara, Inc.	13,395	0.0
4,800		Oki Electric Industry Ltd.	63,059	0.0
12,300		Omron Corp.	519,770	0.2
2,000		Optex Group Co., Ltd.	39,555	0.0
1,200		Optorun Co. Ltd.	30,695	0.0
1,900		Oracle Corp. Japan	153,087	0.1
3,200		Osaki Electric Co., Ltd.	24,661	0.0
6,200		Otsuka Corp.	231,260	0.1
1,200		Poletowin Pitcrew Holdings, Inc.	31,931	0.0
12,300	(1)	Renesas Electronics Corp.	77,011	0.0
34,800		Ricoh Co., Ltd.	373,912	0.2
1,100		Riso Kagaku Corp.	26,589	0.0
5,200		Rohm Co., Ltd.	380,433	0.2
1,000		Roland DG Corp.	24,182	0.0
600		Rorze Corp.	12,347	0.0
1,400		Ryosan Co., Ltd.	50,951	0.0
1,500		Ryoyo Electro Corp.	23,190	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,000		Sakura Internet, Inc.	$12,701	0.0
1,400		Sanken Electric Co., Ltd.	36,779	0.0
1,400		Sanshin Electronics Co., Ltd.	25,190	0.0
1,400		Satori Electric Co., Ltd.	12,550	0.0
700		Saxa Holdings, Inc.	13,945	0.0
2,200		Screen Holdings Co. Ltd.	129,362	0.1
2,744		SCSK Corp.	129,630	0.1
17,300		Seiko Epson Corp.	295,130	0.1
200		Shibaura Mechatronics Corp.	6,868	0.0
13,900		Shimadzu Corp.	435,593	0.2
500		Shindengen Electric Manufacturing Co., Ltd.	23,900	0.0
1,500	(1)	Shinkawa Ltd.	7,720	0.0
4,800		Shinko Electric Industries	40,398	0.0
1,400		Shinko Shoji Co., Ltd.	20,426	0.0
1,600	(2)	Siix Corp.	27,840	0.0
400		SMK Corp.	10,944	0.0
800		Softbank Technology Corp.	19,507	0.0
1,200	(2)	Sourcenext Corp.	12,480	0.0
900		SRA Holdings	27,560	0.0
12,700		Sumco Corp.	185,009	0.1
1,300	(2)	Sumida Corp.	16,829	0.0
4,000		Systena Corp.	54,675	0.0
1,040		Tachibana Eletech Co., Ltd.	17,841	0.0
5,300		Taiyo Yuden Co., Ltd.	119,126	0.1
800		Takachiho Koheki Co. Ltd.	7,280	0.0
5,200		Tamura Corp.	32,522	0.0
6,100		TDK Corp.	664,651	0.3
2,000	(1),(2)	Teac Corp.	6,129	0.0
3,900		TIS, Inc.	194,952	0.1
1,000		TKC Corp.	41,836	0.0
7,700		Tokyo Electron Ltd.	1,061,217	0.4
2,200		Tokyo Seimitsu Co., Ltd.	57,347	0.0
6,200		Topcon Corp.	113,118	0.1
1,800		Toshiba Tec Corp.	52,427	0.0
400		Toukei Computer Co., Ltd.	11,666	0.0
1,100		Towa Corp.	10,490	0.0
3,100		Toyo Corp./Chuo-ku	25,310	0.0
1,200		Transcosmos, Inc.	30,365	0.0
6,100		Trend Micro, Inc.	392,375	0.2
900		UKC Holdings Corp.	20,758	0.0
2,700		Ulvac, Inc.	101,345	0.1
500		Uniden Holdings Corp.	12,747	0.0
300		V Technology Co. Ltd.	45,003	0.0
9,300		Wacom Co., Ltd.	39,653	0.0
1,100		Yamaichi Electronics Co., Ltd.	15,205	0.0
13,500		Yaskawa Electric Corp.	400,965	0.2
11,700		Yokogawa Electric Corp.	247,490	0.1
600		Yokowo Co., Ltd.	7,665	0.0
			26,754,297	10.1

		Materials: 6.8%
1,300		Achilles Corp.	27,169	0.0
5,300		ADEKA Corp.	90,981	0.0
600		Aichi Steel Corp.	22,888	0.0
9,900		Air Water, Inc.	181,686	0.1
1,900		Asahi Holdings, Inc.	34,726	0.0
75,200		Asahi Kasei Corp.	1,140,190	0.4
1,200		Asahi Yukizia Corp.	28,523	0.0
2,700		Asia Pile Holdings Corp.	20,215	0.0
1,800		Carlit Holdings Co. Ltd.	15,900	0.0
800		Chuetsu Pulp & Paper Co., Ltd.	11,596	0.0
3,700		Chugoku Marine Paints Ltd.	37,158	0.0
3,200		CI Takiron Corp.	17,499	0.0
2,000		Dai Nippon Toryo Co., Ltd.	23,162	0.0
16,300		Daicel Corp.	189,342	0.1
2,000		Daido Steel Co., Ltd.	97,112	0.1
600		DKS Co. Ltd.	19,086	0.0
1,100		Daiken Corp.	21,927	0.0
3,000		Daiki Aluminium Industry Co., Ltd.	20,509	0.0
1,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	32,566	0.0
4,700	(2)	Daio Paper Corp.	67,175	0.0
4,500		Denka Co., Ltd.	156,855	0.1
5,000		DIC Corp.	179,961	0.1
2,900		Dowa Holdings Co., Ltd.	92,129	0.0
1,000		FP Corp.	60,820	0.0
2,500		Fuji Seal International, Inc.	88,552	0.0
2,000		Fujikura Kasei Co., Ltd.	11,862	0.0
1,100		Fujimi, Inc.	28,578	0.0
1,000		Fujimori Kogyo Co., Ltd.	34,108	0.0
1,300		Fuso Chemical Co. Ltd.	30,894	0.0
700		Godo Steel Ltd.	14,408	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	14,735	0.0
500		Hakudo Co., Ltd.	8,722	0.0
1,800		Harima Chemicals Group, Inc.	15,936	0.0
5,800		Hitachi Chemical Co., Ltd.	118,027	0.1
12,420		Hitachi Metals Ltd.	153,796	0.1
400		Hodogaya Chemical Co., Ltd.	12,140	0.0
1,000		Hokkan Holdings Ltd.	20,767	0.0
6,300		Hokuetsu Corp.	34,308	0.0
2,600	(1)	Ishihara Sangyo Kaisha Ltd.	39,876	0.0
500		Japan Pure Chemical Co. Ltd.	10,898	0.0
1,500		JCU Corp.	36,168	0.0
30,747		JFE Holdings, Inc.	705,334	0.3
800		JSP Corp.	20,427	0.0
12,200		JSR Corp.	227,759	0.1
3,200		Kaneka Corp.	147,831	0.1
12,700		Kansai Paint Co., Ltd.	234,063	0.1
3,200		Kanto Denka Kogyo Co., Ltd.	34,471	0.0
1,800		KH Neochem Co. Ltd.	70,082	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,900		Kimoto Co., Ltd.	$5,096	0.0
2,500		Koatsu Gas Kogyo Co., Ltd.	21,274	0.0
21,000		Kobe Steel Ltd.	186,625	0.1
1,100		Kohsoku Corp.	12,934	0.0
2,100		Konishi Co., Ltd.	33,088	0.0
300		Krosaki Harima Corp.	23,129	0.0
5,539		Kumiai Chemical Industry Co., Ltd.	41,822	0.0
18,700		Kuraray Co., Ltd.	281,127	0.1
1,000		KUREHA Corp.	74,888	0.0
900		Kurimoto Ltd.	14,826	0.0
1,500	(2)	Kyoei Steel Ltd.	29,253	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	9,852	0.0
2,500		Lintec Corp.	64,002	0.0
4,100		Maruichi Steel Tube Ltd.	133,712	0.1
1,100	(2)	MEC Co., Ltd./Japan	18,650	0.0
800		Mitani Sekisan Co. Ltd.	20,823	0.0
80,700		Mitsubishi Chemical Holdings Corp.	772,345	0.3
10,000		Mitsubishi Gas Chemical Co., Inc.	212,880	0.1
7,552		Mitsubishi Materials Corp.	225,632	0.1
2,600		Mitsubishi Paper Mills Ltd.	15,288	0.0
100		Mitsubishi Steel Manufacturing Co., Ltd.	1,916	0.0
10,900		Mitsui Chemicals, Inc.	272,556	0.1
3,000		Mitsui Mining & Smelting Co., Ltd.	86,831	0.0
800		Moresco Corp.	11,991	0.0
1,700		Nakayama Steel Works Ltd.	10,905	0.0
2,700		Neturen Co., Ltd.	27,612	0.0
3,400	(2)	Nihon Nohyaku Co., Ltd.	23,909	0.0
5,900		Nihon Parkerizing Co., Ltd.	79,753	0.0
600		Nihon Yamamura Glass Co., Ltd.	9,694	0.0
600		Nippon Carbide Industries Co., Inc.	9,620	0.0
2,600		Nippon Concrete Industries Co., Ltd.	8,169	0.0
8,400		Nippon Denko Co., Ltd.	21,876	0.0
1,700		Nippon Fine Chemical Co., Ltd.	20,412	0.0
8,000		Nippon Kayaku Co., Ltd.	95,141	0.1
500		Nippon Kinzoku Co., Ltd.	7,628	0.0
32,300		Nippon Light Metal Holdings Co. Ltd.	72,179	0.0
9,400		Nippon Paint Holdings Co., Ltd.	350,865	0.1
5,229		Nippon Paper Industries Co. Ltd.	96,229	0.1
1,400		Nippon Pillar Packing Co., Ltd.	20,062	0.0
1,900		Nippon Shokubai Co., Ltd.	147,629	0.1
1,600		Nippon Soda Co., Ltd.	49,212	0.0
50,865		Nippon Steel & Sumitomo Metal Corp.	1,075,929	0.4
1,200		Nippon Valqua Industries Ltd.	33,689	0.0
11,500		Nippon Yakin Kogyo Co., Ltd.	33,384	0.0
7,000		Nissan Chemical Corp.	369,744	0.2
3,076		Nisshin Steel Co. Ltd.	46,121	0.0
400		Nittetsu Mining Co., Ltd.	19,186	0.0
8,700		Nitto Denko Corp.	652,281	0.3
4,700		NOF Corp.	158,630	0.1
51,000		Oji Holdings Corp.	370,359	0.2
800		Okamoto Industries, Inc.	43,702	0.0
800		Okura Industrial Co., Ltd.	16,227	0.0
800		Osaka Steel Co., Ltd.	15,500	0.0
1,200		Osaka Soda Co., Ltd.	31,842	0.0
1,000		OSAKA Titanium Technologies Co., Ltd.	16,024	0.0
700		Pacific Metals Co., Ltd.	26,048	0.0
800		Pack Corp.	29,599	0.0
800		Rasa Industries Ltd.	16,829	0.0
11,400		Rengo Co., Ltd.	97,211	0.1
3,000		Riken Technos Corp.	15,976	0.0
1,000		Sakai Chemical Industry Co. Ltd.	24,670	0.0
2,500		Sakata INX Corp.	31,711	0.0
700		Sanyo Chemical Industries Ltd.	35,668	0.0
1,300		Sanyo Special Steel Co., Ltd.	31,715	0.0
1,100	(2)	Seiko PMC Corp.	10,513	0.0
1,800		Sekisui Plastics Co., Ltd.	17,485	0.0
2,000		Shikoku Chemicals Corp.	27,757	0.0
400		Shinagawa Refractories Co., Ltd.	17,875	0.0
19,900		Shin-Etsu Chemical Co., Ltd.	1,759,323	0.7
2,600		Shin-Etsu Polymer Co., Ltd.	21,341	0.0
7,600		Showa Denko KK	419,212	0.2
700		Stella Chemifa Corp.	25,597	0.0
2,000		Sumitomo Bakelite Co., Ltd.	89,972	0.0
89,000		Sumitomo Chemical Co., Ltd.	520,859	0.2
14,600		Sumitomo Metal Mining Co., Ltd.	511,939	0.2
2,100	(2)	Sumitomo Osaka Cement Co., Ltd.	87,045	0.0
600		Sumitomo Seika Chemicals Co., Ltd.	33,693	0.0
1,300		T Hasegawa Co., Ltd.	26,919	0.0
7,312		Taiheiyo Cement Corp.	229,326	0.1
800		Taisei Lamick Co., Ltd.	22,608	0.0
900		Taiyo Ink Manufacturing Co., Ltd.	34,733	0.0
9,500		Taiyo Nippon Sanso Corp.	142,179	0.1
700		Takasago International Corp.	25,623	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
500		Tayca Corp.	$11,883	0.0
9,700		Teijin Ltd.	186,035	0.1
1,100		Tenma Corp.	19,602	0.0
6,700		Toagosei Co., Ltd.	77,306	0.0
400		Toda Kogyo Corp.	10,543	0.0
2,600		Toho Titanium Co., Ltd.	31,289	0.0
700		Toho Zinc Co., Ltd.	27,766	0.0
10,700		Tokai Carbon Co., Ltd.	209,886	0.1
700		Tokushu Tokai Holdings Co., Ltd.	29,420	0.0
3,500		Tokuyama Corp.	95,213	0.1
2,100		Tokyo Ohka Kogyo Co., Ltd.	62,336	0.0
1,100		Tokyo Rope Manufacturing Co., Ltd.	14,379	0.0
6,300		Tokyo Steel Manufacturing Co., Ltd.	46,123	0.0
1,000		Tokyo Tekko Co., Ltd.	16,034	0.0
600		Tomoegawa Co., Ltd.	7,823	0.0
900		Tomoku Co., Ltd.	16,699	0.0
1,000		Topy Industries Ltd.	29,440	0.0
87,400		Toray Industries, Inc.	655,766	0.3
17,500		Tosoh Corp.	269,534	0.1
2,200		Toyo Ink SC Holdings Co., Ltd.	58,293	0.0
6,900		Toyo Seikan Group Holdings, Ltd.	143,182	0.1
4,600		Toyobo Co., Ltd.	78,059	0.0
1,400		TYK Corp.	6,098	0.0
1,733	(2)	UACJ Corp.	41,503	0.0
5,900		Ube Industries Ltd.	160,519	0.1
1,000		Wood One Co., Ltd.	11,483	0.0
1,800		W-Scope Corp.	17,986	0.0
2,400		Yamato Kogyo Co., Ltd.	74,427	0.0
1,800		Yodogawa Steel Works Ltd.	44,521	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	15,228	0.0
9,900		Zeon Corp.	104,224	0.1
			18,112,996	6.8

		Real Estate: 2.7%
7,370		Aeon Mall Co., Ltd.	126,526	0.1
1,800		Airport Facilities Co., Ltd.	10,345	0.0
3,200		Daibiru Corp.	33,776	0.0
2,000		Daikyo, Inc.	40,658	0.0
4,600		Daito Trust Construction Co., Ltd.	592,784	0.2
38,160		Daiwa House Industry Co., Ltd.	1,130,826	0.4
1,120		Goldcrest Co., Ltd.	18,288	0.0
2,400		Heiwa Real Estate Co., Ltd.	42,427	0.0
24,400		Hulic Co. Ltd.	239,434	0.1
17,200		Ichigo, Inc.	64,488	0.0
1,600		Katitas Co. Ltd.	48,727	0.0
2,600		Keihanshin Building Co. Ltd.	19,792	0.0
11,600		Kenedix, Inc.	66,205	0.0
13,900		Leopalace21 Corp.	77,422	0.0
84,800		Mitsubishi Estate Co., Ltd.	1,439,908	0.6
56,800		Mitsui Fudosan Co., Ltd.	1,343,369	0.5
7,700		Nomura Real Estate Holdings, Inc.	155,330	0.1
7,200		NTT Urban Development Corp.	82,584	0.0
1,900		Open House Co. Ltd.	93,603	0.0
6,200		Relo Holdings, Inc.	182,219	0.1
1,400	(2)	SAMTY Co. Ltd.	20,273	0.0
27,000		Sumitomo Realty & Development Co., Ltd.	968,611	0.4
1,800		Sun Frontier Fudousan Co., Ltd.	20,588	0.0
6,000		Takara Leben Co., Ltd.	18,099	0.0
2,200	(2)	Tateru, Inc.	14,278	0.0
3,900		TOC Co., Ltd.	27,641	0.0
300		Tokyo Rakutenchi Co., Ltd.	13,722	0.0
12,500		Tokyo Tatemono Co., Ltd.	152,451	0.1
700	(2)	Tokyo Theatres Co., Inc.	8,439	0.0
27,396		Tokyu Fudosan Holdings Corp.	190,867	0.1
1,800		Tosei Corp.	18,621	0.0
1,500		Unizo Holdings Co. Ltd.	28,903	0.0
			7,291,204	2.7

		Utilities: 1.8%
35,300		Chubu Electric Power Co., Inc.	534,722	0.2
15,800	(2)	Chugoku Electric Power Co., Inc.	203,044	0.1
9,100		Electric Power Development Co., Ltd.	251,886	0.1
1,900		eRex Co. Ltd.	17,492	0.0
12,100		Hokkaido Electric Power Co., Inc.	76,279	0.0
400		Hokkaido Gas Co., Ltd.	5,474	0.0
11,200	(1)	Hokuriku Electric Power Co.	114,744	0.1
800		K&O Energy Group, Inc.	12,472	0.0
47,200		Kansai Electric Power Co., Inc.	712,438	0.3
25,600		Kyushu Electric Power Co., Inc.	309,427	0.1
2,100		Nippon Gas Co., Ltd.	104,779	0.0
2,621		Okinawa Electric Power Co., Inc.	55,274	0.0
22,200		Osaka Gas Co., Ltd.	433,490	0.2
800	(1)	RENOVA, Inc.	9,947	0.0
1,600		Saibu Gas Co., Ltd.	38,012	0.0
10,700		Shikoku Electric Power Co., Inc.	139,805	0.1
3,500		Shizuoka Gas Co., Ltd.	31,010	0.0
5,800		Toho Gas Co., Ltd.	220,674	0.1
27,000		Tohoku Electric Power Co., Inc.	367,244	0.1
91,800	(1)	Tokyo Electric Power Co., Inc.	451,112	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
24,600	Tokyo Gas Co., Ltd.	$605,111	0.2
		4,694,436	1.8

	Total Common Stock (Cost $186,192,811)	263,537,575	99.1

RIGHTS: 0.0%
	Real Estate: 0.0%
1,400	(1) SAMTY Co. Ltd.	6,352	0.0

	Total Rights (Cost $–)	6,352	0.0

	Total Long-Term Investments (Cost $186,192,811)	263,543,927	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(3): 2.2%
1,362,395	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,362,649, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,389,643, due 10/25/18-08/20/68)	1,362,395	0.5
1,362,395	Daiwa Capital Markets, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,362,649, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,389,643, due 10/25/18-09/09/49)	1,362,395	0.5
286,385	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $286,438, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $292,113, due 05/23/19-09/09/49)	286,385	0.1
1,362,395	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,362,649, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,389,643, due 09/30/18-08/20/68)	1,362,395	0.5
1,362,395	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,362,648, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,389,643, due 10/04/18-09/09/49)	1,362,395	0.6
		5,735,965	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
385,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $385,000)	385,000	0.1

	Total Short-Term Investments (Cost $6,120,965)	6,120,965	2.3

	Total Investments in Securities (Cost $192,313,776)	$269,664,892	101.4
	Liabilities in Excess of Other Assets	(3,704,192)	(1.4)
	Net Assets	$265,960,700	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$–	$21,161,216	$–	$21,161,216
Consumer Discretionary	86,455	47,936,601	–	48,023,056
Consumer Staples	46,981	23,940,094	–	23,987,075
Energy	–	3,339,392	–	3,339,392
Financials	–	30,527,860	–	30,527,860
Health Care	–	20,301,112	–	20,301,112
Industrials	14,550	59,330,381	–	59,344,931
Information Technology	–	26,754,297	–	26,754,297
Materials	–	18,112,996	–	18,112,996
Real Estate	–	7,291,204	–	7,291,204
Utilities	5,474	4,688,962	–	4,694,436
Total Common Stock	153,460	263,384,115	–	263,537,575
Rights	6,352	–	–	6,352
Short-Term Investments	385,000	5,735,965	–	6,120,965
Total Investments, at fair value	$544,812	$269,120,080	$–	$269,664,892
Other Financial Instruments+
Forward Foreign Currency Contracts	–	11,070	–	11,070
Futures	74,036	–	–	74,036
Total Assets	$618,848	$269,131,150	$–	$269,749,998
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(29,806)	$–	$(29,806)
Total Liabilities	$–	$(29,806)	$–	$(29,806)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 232,000,000	USD 2,085,057	Citibank N.A.	12/19/18	$(29,806)
USD 689,917	JPY 77,000,000	Goldman Sachs & Co.	12/19/18	7,785
USD 579,109	JPY 65,000,000	The Bank of New York Mellon	12/19/18	3,285
				$(18,736)

At September 30, 2018, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Tokyo Price Index (TOPIX)	16	12/13/18	$2,559,409	$74,036
			$2,559,409	$74,036

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$11,070
Equity contracts	Futures contracts	74,036
Total Asset Derivatives		$85,106

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$29,806
Total Liability Derivatives		$29,806

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Citibank N.A.	Goldman Sachs & Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$-	$7,785	$3,285	$11,070
Total Assets	$-	$7,785	$3,285	$11,070

Liabilities:
Forward foreign currency contracts	$29,806	$-	$-	$29,806
Total Liabilities	$29,806	$-	$-	$29,806

Net OTC derivative instruments by counterparty, at fair value	$(29,806)	$7,785	$3,285	$(18,736)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(29,806)	$7,785	$3,285	$(18,736)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $197,388,899.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$80,381,650
Gross Unrealized Depreciation	(7,954,189)

Net Unrealized Appreciation	$72,427,461

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 14.1%
54,346		Activision Blizzard, Inc.	$4,521,044	0.6
20,787	(1)	Alphabet, Inc. - Class A	25,091,572	3.2
21,116	(1)	Alphabet, Inc. - Class C	25,201,313	3.2
8,891	(1)	Charter Communications, Inc.	2,897,399	0.4
21,725	(1)	Electronic Arts, Inc.	2,617,645	0.3
171,676	(1)	Facebook, Inc.- Class A	28,233,835	3.6
30,080	(1)	Netflix, Inc.	11,253,830	1.5
14,439	(1)	T-Mobile US, Inc.	1,013,329	0.1
77,064		Walt Disney Co.	9,011,864	1.2
			109,841,831	14.1

		Consumer Discretionary: 14.7%
28,028	(1)	Amazon.com, Inc.	56,140,084	7.2
3,422	(1)	Booking Holdings, Inc.	6,789,248	0.9
14,580	(1)	eBay, Inc.	481,432	0.1
83,209		Home Depot, Inc.	17,236,744	2.2
15,668		Las Vegas Sands Corp.	929,582	0.1
58,935		Lowe's Cos, Inc.	6,766,917	0.9
20,752		Marriott International, Inc.	2,739,886	0.4
10,876		McDonald's Corp.	1,819,446	0.2
90,575		Nike, Inc.	7,673,514	1.0
94,809		Starbucks Corp.	5,388,944	0.7
9,774	(1),(2)	Tesla, Inc.	2,587,862	0.3
45,261		TJX Cos., Inc.	5,070,137	0.6
6,691		Yum! Brands, Inc.	608,279	0.1
			114,232,075	14.7

		Consumer Staples: 6.2%
136,684		Altria Group, Inc.	8,243,412	1.1
214,294		Coca-Cola Co.	9,898,240	1.3
11,390		Colgate-Palmolive Co.	762,561	0.1
11,324		Constellation Brands, Inc.	2,441,681	0.3
31,540		Costco Wholesale Corp.	7,408,115	1.0
15,718		Estee Lauder Cos., Inc.	2,284,140	0.3
2,169		General Mills, Inc.	93,093	0.0
21,869		Kimberly-Clark Corp.	2,485,193	0.3
28,792	(1)	Monster Beverage Corp.	1,677,998	0.2
90,713		PepsiCo, Inc.	10,141,713	1.3
34,367		Sysco Corp.	2,517,383	0.3
			47,953,529	6.2

		Energy: 0.7%
12,425		Anadarko Petroleum Corp.	837,569	0.1
4,696		EOG Resources, Inc.	599,069	0.1
62,996		Halliburton Co.	2,553,228	0.3
6,731		Pioneer Natural Resources Co.	1,172,473	0.2
			5,162,339	0.7

		Financials: 3.4%
9,302		American International Group, Inc.	495,239	0.1
34,893		American Express Co.	3,715,756	0.5
17,621		Aon PLC	2,709,757	0.3
17,622	(1)	Berkshire Hathaway, Inc. – Class B	3,773,046	0.5
2,679		Capital One Financial Corp.	254,317	0.0
86,701		Charles Schwab Corp.	4,261,354	0.5
2,199		CME Group, Inc.	374,292	0.0
21,307		Intercontinental Exchange, Inc.	1,595,681	0.2
17,094		Marsh & McLennan Cos., Inc.	1,414,016	0.2
41,830		Progressive Corp.	2,971,603	0.4
18,132		S&P Global, Inc.	3,542,812	0.5
1,689		State Street Corp.	141,504	0.0
20,319		TD Ameritrade Holding Corp.	1,073,453	0.1
3,783		Travelers Cos., Inc.	490,693	0.1
			26,813,523	3.4

		Health Care: 13.3%
109,396		AbbVie, Inc.	10,346,674	1.3
8,357		Aetna, Inc.	1,695,217	0.2
12,814	(1)	Alexion Pharmaceuticals, Inc.	1,781,274	0.2
43,986		Amgen, Inc.	9,117,858	1.2
4,022		Baxter International, Inc.	310,056	0.0
1,733		Becton Dickinson & Co.	452,313	0.1
13,768	(1)	Biogen, Inc.	4,864,372	0.6
76,469	(1)	Boston Scientific Corp.	2,944,057	0.4
62,809		Bristol-Myers Squibb Co.	3,899,183	0.5
50,650	(1)	Celgene Corp.	4,532,669	0.6
6,780		Cigna Corp.	1,411,935	0.2
42,391		Eli Lilly & Co.	4,548,978	0.6
3,310	(1)	Express Scripts Holding Co.	314,483	0.0
69,609		Gilead Sciences, Inc.	5,374,511	0.7
14,251		HCA Healthcare, Inc.	1,982,599	0.3
9,422		Humana, Inc.	3,189,535	0.4
10,586	(1)	Illumina, Inc.	3,885,697	0.5
8,108	(1)	Intuitive Surgical, Inc.	4,653,992	0.6
34,889		Johnson & Johnson	4,820,613	0.6
1,837		McKesson Corp.	243,678	0.0
12,968		Merck & Co., Inc.	919,950	0.1
5,748	(1)	Regeneron Pharmaceuticals, Inc.	2,322,422	0.3
24,650		Stryker Corp.	4,379,812	0.6
1,701		Thermo Fisher Scientific, Inc.	415,180	0.0
69,007		UnitedHealth Group, Inc.	18,358,622	2.4
18,405	(1)	Vertex Pharmaceuticals, Inc.	3,547,380	0.5
34,955		Zoetis, Inc.	3,200,480	0.4
			103,513,540	13.3

		Industrials: 10.6%
34,354		3M Co.	7,238,731	0.9
39,107		Boeing Co.	14,543,893	1.9
38,509		Caterpillar, Inc.	5,872,238	0.8
27,656		CSX Corp.	2,047,927	0.3
23,355		Deere & Co.	3,510,957	0.5
11,630		Delta Air Lines, Inc.	672,563	0.1
32,153		Emerson Electric Co.	2,462,277	0.3

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,861		FedEx Corp.	$4,300,750	0.6
8,416		General Dynamics Corp.	1,722,924	0.2
33,412		Honeywell International, Inc.	5,559,757	0.7
24,115		Illinois Tool Works, Inc.	3,403,109	0.4
16,349		Lockheed Martin Corp.	5,656,100	0.7
11,674		Northrop Grumman Corp.	3,704,977	0.5
20,727		Raytheon Co.	4,283,442	0.5
26,976		Southwest Airlines Co.	1,684,651	0.2
49,080		Union Pacific Corp.	7,991,696	1.0
49,851		United Parcel Service, Inc. - Class B	5,820,104	0.7
26,383		Waste Management, Inc.	2,383,968	0.3
			82,860,064	10.6

		Information Technology: 32.9%
46,416		Accenture PLC	7,900,003	1.0
35,488	(1)	Adobe Systems, Inc.	9,579,985	1.2
348,982		Apple, Inc.	78,779,197	10.1
72,706		Applied Materials, Inc.	2,810,087	0.4
31,793		Automatic Data Processing, Inc.	4,789,933	0.6
18,643		Broadcom, Inc.	4,599,787	0.6
37,989		Cognizant Technology Solutions Corp.	2,930,851	0.4
47,686		International Business Machines Corp.	7,210,600	0.9
17,597		Intuit, Inc.	4,001,558	0.5
66,323		Mastercard, Inc. - Class A	14,764,163	1.9
65,404	(1)	Micron Technology, Inc.	2,958,223	0.4
514,962		Microsoft Corp.	58,896,204	7.6
42,017		Nvidia Corp.	11,807,617	1.5
1,312		NXP Semiconductor NV - NXPI - US	112,176	0.0
19,621		Oracle Corp.	1,011,659	0.1
85,757	(1)	PayPal Holdings, Inc.	7,532,895	1.0
50,932	(1)	Salesforce.com, Inc.	8,099,716	1.1
70,716		Texas Instruments, Inc.	7,587,120	1.0
129,065		Visa, Inc. - Class A	19,371,366	2.5
5,030	(1)	VMware, Inc.	784,982	0.1
			255,528,122	32.9

		Materials: 1.1%
8,311		Ecolab, Inc.	1,302,999	0.2
11,073		LyondellBasell Industries NV - Class A	1,135,093	0.1
1,161		PPG Industries, Inc.	126,700	0.0
18,530		Praxair, Inc.	2,978,327	0.4
6,009		Sherwin-Williams Co.	2,735,357	0.4
5,915		Southern Copper Corp.	255,173	0.0
			8,533,649	1.1

		Real Estate: 2.0%
31,654		American Tower Corp.	4,599,326	0.6
22,530		Crown Castle International Corp.	2,508,265	0.3
5,716		Equinix, Inc.	2,474,399	0.3
10,706		Public Storage, Inc.	2,158,651	0.3
20,411		Simon Property Group, Inc.	3,607,644	0.5
			15,348,285	2.0

	Total Common Stock (Cost $279,659,314)		769,786,957	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateral(3): 0.4%
860,875	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $861,036, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $878,092, due 10/25/18-08/20/68)	860,875	0.1
1,000,000	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,000,185, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $1,020,001, due 07/31/20-05/15/28)	1,000,000	0.1
1,000,000	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $1,000,202, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.2
		2,860,875	0.4

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
7,373,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $7,373,000)	$7,373,000	0.9

	Total Short-Term Investments (Cost $10,233,875)	10,233,875	1.3

	Total Investments in Securities (Cost $289,893,189)	$780,020,832	100.3
	Liabilities in Excess of Other Assets	(2,325,505)	(0.3)
	Net Assets	$777,695,327	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$769,786,957	$–	$–	$769,786,957
Short-Term Investments	7,373,000	2,860,875	–	10,233,875
Total Investments, at fair value	$777,159,957	$2,860,875	$–	$780,020,832
Other Financial Instruments+
Futures	32,009	–	–	32,009
Total Assets	$777,191,966	$2,860,875	$–	$780,052,841

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	57	12/21/18	$8,319,150	$32,009
			$8,319,150	$32,009

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$32,009
Total Asset Derivatives		$32,009

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$32,009
Total Asset Derivatives		$32,009

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $290,057,129.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$491,014,342
Gross Unrealized Depreciation	(1,018,630)

Net Unrealized Appreciation	$489,995,712

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 11.5%
35,848		Activision Blizzard, Inc.	$2,982,195	0.3
14,226	(1)	Alphabet, Inc. - Class A	17,171,920	1.8
14,500	(1)	Alphabet, Inc. - Class C	17,305,315	1.8
346,155		AT&T, Inc.	11,623,885	1.2
8,306	(1)	Charter Communications, Inc.	2,706,759	0.3
217,561		Comcast Corp. – Class A	7,703,835	0.8
14,330	(1)	Electronic Arts, Inc.	1,726,622	0.2
113,241	(1)	Facebook, Inc.- Class A	18,623,615	1.9
19,841	(1)	Netflix, Inc.	7,423,113	0.8
14,547	(1)	T-Mobile US, Inc.	1,020,909	0.1
49,680		Twenty-First Century Fox, Inc. - Class A	2,301,674	0.2
23,195		Twenty-First Century Fox, Inc. - Class B	1,062,795	0.1
196,994		Verizon Communications, Inc.	10,517,510	1.1
70,996		Walt Disney Co.	8,302,272	0.9
			110,472,419	11.5

		Consumer Discretionary: 9.6%
19,360	(1)	Amazon.com, Inc.	38,778,080	4.0
2,257	(1)	Booking Holdings, Inc.	4,477,888	0.5
19,297		Carnival Corp.	1,230,570	0.1
44,513	(1)	eBay, Inc.	1,469,819	0.2
185,776		Ford Motor Co.	1,718,428	0.2
62,350		General Motors Co.	2,099,324	0.2
54,886		Home Depot, Inc.	11,369,635	1.2
16,997		Las Vegas Sands Corp.	1,008,432	0.1
38,875		Lowe's Cos, Inc.	4,463,627	0.5
13,688		Marriott International, Inc.	1,807,227	0.2
36,982		McDonald's Corp.	6,186,719	0.6
59,745		Nike, Inc.	5,061,596	0.5
62,538		Starbucks Corp.	3,554,660	0.4
25,533		Target Corp.	2,252,266	0.2
6,447	(1),(2)	Tesla, Inc.	1,706,972	0.2
29,855		TJX Cos., Inc.	3,344,357	0.4
15,116		Yum! Brands, Inc.	1,374,196	0.1
			91,903,796	9.6

		Consumer Staples: 7.1%
90,160		Altria Group, Inc.	5,437,550	0.6
182,157		Coca-Cola Co.	8,413,832	0.9
40,575		Colgate-Palmolive Co.	2,716,496	0.3
7,469		Constellation Brands, Inc.	1,610,466	0.2
20,804		Costco Wholesale Corp.	4,886,443	0.5
10,368		Estee Lauder Cos., Inc.	1,506,678	0.1
28,212		General Mills, Inc.	1,210,859	0.1
16,581		Kimberly-Clark Corp.	1,884,265	0.2
28,685		Kraft Heinz Co.	1,580,830	0.2
68,956		Mondelez International, Inc.	2,962,350	0.3
18,992	(1)	Monster Beverage Corp.	1,106,854	0.1
67,460		PepsiCo, Inc.	7,542,028	0.8
73,970		Philip Morris International, Inc.	6,031,514	0.6
118,617		Procter & Gamble Co.	9,872,493	1.0
22,669		Sysco Corp.	1,660,504	0.2
40,282		Walgreens Boots Alliance, Inc.	2,936,558	0.3
67,939		Walmart, Inc.	6,380,151	0.7
			67,739,871	7.1

		Energy: 5.9%
24,508		Anadarko Petroleum Corp.	1,652,084	0.2
19,716	(2)	Baker Hughes a GE Co.	666,992	0.1
90,709		Chevron Corp.	11,091,897	1.2
55,753		ConocoPhillips	4,315,282	0.4
27,523		EOG Resources, Inc.	3,511,109	0.4
201,752		Exxon Mobil Corp.	17,152,955	1.8
41,554		Halliburton Co.	1,684,184	0.2
90,306		Kinder Morgan, Inc.	1,601,125	0.2
21,271		Marathon Petroleum Corp.	1,701,042	0.2
36,480		Occidental Petroleum Corp.	2,997,562	0.3
20,012		Phillips 66	2,255,753	0.2
8,058		Pioneer Natural Resources Co.	1,403,623	0.1
66,001		Schlumberger Ltd.	4,020,781	0.4
20,491		Valero Energy Corp.	2,330,851	0.2
			56,385,240	5.9

		Financials: 13.3%
36,373		Aflac, Inc.	1,712,077	0.2
42,346		American International Group, Inc.	2,254,501	0.2
16,457		Allstate Corp.	1,624,306	0.2
33,748		American Express Co.	3,593,825	0.4
11,657		Aon PLC	1,792,613	0.2
443,355		Bank of America Corp.	13,061,238	1.4
44,031		Bank of New York Mellon Corp.	2,245,141	0.2
37,071		BB&T Corp.	1,799,426	0.2
92,252	(1)	Berkshire Hathaway, Inc. – Class B	19,752,076	2.0
5,863		Blackrock, Inc.	2,763,408	0.3
22,687		Capital One Financial Corp.	2,153,677	0.2
57,190		Charles Schwab Corp.	2,810,889	0.3
22,064		Chubb Ltd.	2,948,633	0.3
119,885		Citigroup, Inc.	8,600,550	0.9
16,172		CME Group, Inc.	2,752,636	0.3
16,851		Goldman Sachs Group, Inc.	3,778,668	0.4
27,185		Intercontinental Exchange, Inc.	2,035,885	0.2
159,266		JPMorgan Chase & Co.	17,971,575	1.9
24,145		Marsh & McLennan Cos., Inc.	1,997,274	0.2
40,219		Metlife, Inc.	1,879,032	0.2
58,560		Morgan Stanley	2,727,139	0.3
22,092		PNC Financial Services Group, Inc.	3,008,709	0.3
27,592		Progressive Corp.	1,960,136	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
19,986		Prudential Financial, Inc.	$2,024,982	0.2
11,961		S&P Global, Inc.	2,337,060	0.2
17,867		State Street Corp.	1,496,897	0.1
13,340		TD Ameritrade Holding Corp.	704,752	0.1
12,849		Travelers Cos., Inc.	1,666,644	0.2
73,209		US Bancorp	3,866,167	0.4
206,723		Wells Fargo & Co.	10,865,361	1.1
			128,185,277	13.3

		Health Care: 15.9%
81,472		Abbott Laboratories	5,976,786	0.6
72,160		AbbVie, Inc.	6,824,893	0.7
15,228		Aetna, Inc.	3,089,000	0.3
10,184	(1)	Alexion Pharmaceuticals, Inc.	1,415,678	0.2
16,132		Allergan PLC	3,072,823	0.3
30,834		Amgen, Inc.	6,391,580	0.7
12,388		Anthem, Inc.	3,394,931	0.4
23,810		Baxter International, Inc.	1,835,513	0.2
12,612		Becton Dickinson & Co.	3,291,732	0.3
9,580	(1)	Biogen, Inc.	3,384,710	0.4
65,593	(1)	Boston Scientific Corp.	2,525,330	0.3
77,877		Bristol-Myers Squibb Co.	4,834,604	0.5
33,410	(1)	Celgene Corp.	2,989,861	0.3
11,236		Cigna Corp.	2,339,897	0.2
48,391		CVS Health Corp.	3,809,339	0.4
29,427		Danaher Corp.	3,197,538	0.3
45,393		Eli Lilly & Co.	4,871,123	0.5
26,728	(1)	Express Scripts Holding Co.	2,539,427	0.3
61,632		Gilead Sciences, Inc.	4,758,607	0.5
13,185		HCA Healthcare, Inc.	1,834,297	0.2
6,549		Humana, Inc.	2,216,967	0.2
6,982	(1)	Illumina, Inc.	2,562,813	0.3
5,349	(1)	Intuitive Surgical, Inc.	3,070,326	0.3
127,852		Johnson & Johnson	17,665,311	1.8
9,495		McKesson Corp.	1,259,512	0.1
64,433		Medtronic PLC	6,338,274	0.7
126,760		Merck & Co., Inc.	8,992,354	0.9
276,295		Pfizer, Inc.	12,176,321	1.3
3,792	(1)	Regeneron Pharmaceuticals, Inc.	1,532,120	0.2
16,260		Stryker Corp.	2,889,077	0.3
19,092		Thermo Fisher Scientific, Inc.	4,659,975	0.5
45,519		UnitedHealth Group, Inc.	12,109,875	1.3
12,140	(1)	Vertex Pharmaceuticals, Inc.	2,339,864	0.2
23,057		Zoetis, Inc.	2,111,099	0.2
			152,301,557	15.9

		Industrials: 8.3%
27,139		3M Co.	5,718,459	0.6
25,796		Boeing Co.	9,593,532	1.0
27,641		Caterpillar, Inc.	4,214,976	0.4
38,897		CSX Corp.	2,880,323	0.3
15,406		Deere & Co.	2,315,984	0.2
30,389		Delta Air Lines, Inc.	1,757,396	0.2
20,799		Eaton Corp. PLC	1,803,897	0.2
29,871		Emerson Electric Co.	2,287,521	0.2
11,781		FedEx Corp.	2,836,747	0.3
12,337		General Dynamics Corp.	2,525,631	0.3
410,477		General Electric Co.	4,634,285	0.5
35,490		Honeywell International, Inc.	5,905,536	0.6
15,907		Illinois Tool Works, Inc.	2,244,796	0.2
43,980		Johnson Controls International plc	1,539,300	0.2
11,812		Lockheed Martin Corp.	4,086,480	0.4
13,441		Norfolk Southern Corp.	2,426,100	0.2
7,700		Northrop Grumman Corp.	2,443,749	0.3
13,672		Raytheon Co.	2,825,456	0.3
25,027		Southwest Airlines Co.	1,562,936	0.2
35,228		Union Pacific Corp.	5,736,175	0.6
32,883		United Parcel Service, Inc. - Class B	3,839,090	0.4
35,660		United Technologies Corp.	4,985,625	0.5
20,522		Waste Management, Inc.	1,854,368	0.2
			80,018,362	8.3

		Information Technology: 22.1%
30,617		Accenture PLC	5,211,013	0.5
23,409	(1)	Adobe Systems, Inc.	6,319,260	0.7
230,197		Apple, Inc.	51,964,671	5.4
47,959		Applied Materials, Inc.	1,853,615	0.2
20,972		Automatic Data Processing, Inc.	3,159,641	0.3
20,530		Broadcom, Inc.	5,065,367	0.5
224,187		Cisco Systems, Inc.	10,906,698	1.1
27,781		Cognizant Technology Solutions Corp.	2,143,304	0.2
72,021		Hewlett Packard Enterprise Co.	1,174,662	0.1
76,723		HP, Inc.	1,977,152	0.2
219,826		Intel Corp.	10,395,572	1.1
43,748		International Business Machines Corp.	6,615,135	0.7
11,607		Intuit, Inc.	2,639,432	0.3
43,748		Mastercard, Inc. - Class A	9,738,742	1.0
55,098	(1)	Micron Technology, Inc.	2,492,083	0.3
360,929		Microsoft Corp.	41,279,450	4.3
27,715		Nvidia Corp.	7,788,469	0.8
16,372		NXP Semiconductor NV - NXPI - US	1,399,806	0.2
133,427		Oracle Corp.	6,879,496	0.7
56,568	(1)	PayPal Holdings, Inc.	4,968,933	0.5
70,598		Qualcomm, Inc.	5,085,174	0.5
33,596	(1)	Salesforce.com, Inc.	5,342,772	0.6
46,646		Texas Instruments, Inc.	5,004,649	0.5
85,135		Visa, Inc. - Class A	12,777,912	1.3
3,318	(1)	VMware, Inc.	517,807	0.1
			212,700,815	22.1

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.8%
10,435	Air Products & Chemicals, Inc.	$1,743,167	0.2
110,562	DowDuPont, Inc.	7,110,242	0.7
12,129	Ecolab, Inc.	1,901,585	0.2
15,280	LyondellBasell Industries NV - Class A	1,566,353	0.2
11,513	PPG Industries, Inc.	1,256,414	0.1
13,672	Praxair, Inc.	2,197,500	0.2
3,964	Sherwin-Williams Co.	1,804,452	0.2
3,899	Southern Copper Corp.	168,203	0.0
		17,747,916	1.8

	Real Estate: 1.3%
20,880	American Tower Corp.	3,033,864	0.3
19,710	Crown Castle International Corp.	2,194,314	0.2
3,771	Equinix, Inc.	1,632,428	0.2
29,796	ProLogis, Inc.	2,019,871	0.2
7,062	Public Storage, Inc.	1,423,911	0.1
14,667	Simon Property Group, Inc.	2,592,392	0.3
		12,896,780	1.3

	Utilities: 1.5%
23,480	American Electric Power Co., Inc.	1,664,262	0.2
31,014	Dominion Energy, Inc.	2,179,664	0.2
33,949	Duke Energy Corp.	2,716,599	0.3
45,920	Exelon Corp.	2,004,867	0.2
22,423	NextEra Energy, Inc.	3,758,095	0.4
48,203	Southern Co.	2,101,651	0.2
		14,425,138	1.5

	Total Common Stock (Cost $310,882,877)	944,777,171	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateral(3): 0.3%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/18-08/20/68)	1,000,000	0.1
683,416	Deutsche Bank AG, Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $683,543, collateralized by various U.S. Government Agency Obligations, 0.000%-6.090%, Market Value plus accrued interest $697,086, due 07/19/19-01/15/30)	683,416	0.1
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,000,186, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 10/04/18-09/09/49)	1,000,000	0.1
		2,683,416	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
14,416,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $14,416,000)	14,416,000	1.5

	Total Short-Term Investments (Cost $17,099,416)	17,099,416	1.8

	Total Investments in Securities (Cost $327,982,293)	$961,876,587	100.1
	Liabilities in Excess of Other Assets	(1,406,232)	(0.1)
	Net Assets	$960,470,355	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$944,777,171	$–	$–	$944,777,171
Short-Term Investments	14,416,000	2,683,416	–	17,099,416
Total Investments, at fair value	$959,193,171	$2,683,416	$–	$961,876,587
Other Financial Instruments+
Futures	60,945	–	–	60,945
Total Assets	$959,254,116	$2,683,416	$–	$961,937,532

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	109	12/21/18	$15,908,550	$60,945
			$15,908,550	$60,945

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$60,945
Total Asset Derivatives		$60,945

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $331,136,764.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$637,157,901
Gross Unrealized Depreciation	(6,357,133)

Net Unrealized Appreciation	$630,800,768

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 8.4%
316,194		AT&T, Inc.	$10,617,795	2.7
2,230	(1)	Charter Communications, Inc.	726,712	0.2
198,730		Comcast Corp. – Class A	7,037,029	1.8
4,633	(1)	T-Mobile US, Inc.	325,144	0.1
45,380		Twenty-First Century Fox, Inc. - Class A	2,102,455	0.5
21,241		Twenty-First Century Fox, Inc. - Class B	973,263	0.2
179,943		Verizon Communications, Inc.	9,607,157	2.4
18,418		Walt Disney Co.	2,153,801	0.5
			33,543,356	8.4

		Consumer Discretionary: 3.4%
17,627		Carnival Corp.	1,124,074	0.3
31,837	(1)	eBay, Inc.	1,051,258	0.3
169,696		Ford Motor Co.	1,569,688	0.4
56,953		General Motors Co.	1,917,607	0.5
6,040		Las Vegas Sands Corp.	358,353	0.1
27,227		McDonald's Corp.	4,554,805	1.1
23,323		Target Corp.	2,057,322	0.5
9,776		Yum! Brands, Inc.	888,736	0.2
			13,521,843	3.4

		Consumer Staples: 8.3%
37,271		Coca-Cola Co.	1,721,547	0.4
30,169		Colgate-Palmolive Co.	2,019,815	0.5
24,456		General Mills, Inc.	1,049,652	0.3
1,969		Kimberly-Clark Corp.	223,757	0.0
26,203		Kraft Heinz Co.	1,444,047	0.4
62,988		Mondelez International, Inc.	2,705,964	0.7
6,963		PepsiCo, Inc.	778,463	0.2
67,568		Philip Morris International, Inc.	5,509,495	1.4
108,350		Procter & Gamble Co.	9,017,971	2.2
36,796		Walgreens Boots Alliance, Inc.	2,682,428	0.7
62,059		Walmart, Inc.	5,827,961	1.5
			32,981,100	8.3

		Energy: 12.1%
14,865		Anadarko Petroleum Corp.	1,002,050	0.3
17,888		Baker Hughes a GE Co.	605,151	0.2
82,858		Chevron Corp.	10,131,876	2.5
50,927		ConocoPhillips	3,941,750	1.0
22,300		EOG Resources, Inc.	2,844,811	0.7
184,289		Exxon Mobil Corp.	15,668,251	3.9
82,489		Kinder Morgan, Inc.	1,462,530	0.4
19,430		Marathon Petroleum Corp.	1,553,817	0.4
33,322		Occidental Petroleum Corp.	2,738,069	0.7
18,280		Phillips 66	2,060,521	0.5
3,305		Pioneer Natural Resources Co.	575,698	0.1
60,289		Schlumberger Ltd.	3,672,806	0.9
18,717		Valero Energy Corp.	2,129,059	0.5
			48,386,389	12.1

		Financials: 25.3%
33,225		Aflac, Inc.	1,563,901	0.4
33,111		American International Group, Inc.	1,762,830	0.4
15,033		Allstate Corp.	1,483,757	0.4
9,803		American Express Co.	1,043,921	0.3
404,981		Bank of America Corp.	11,930,740	3.0
40,220		Bank of New York Mellon Corp.	2,050,818	0.5
33,862		BB&T Corp.	1,643,661	0.4
73,650	(1)	Berkshire Hathaway, Inc. – Class B	15,769,201	3.9
5,356		Blackrock, Inc.	2,524,443	0.6
19,127		Capital One Financial Corp.	1,815,726	0.5
20,154		Chubb Ltd.	2,693,381	0.7
109,508		Citigroup, Inc.	7,856,104	2.0
13,441		CME Group, Inc.	2,287,793	0.6
15,392		Goldman Sachs Group, Inc.	3,451,502	0.9
11,994		Intercontinental Exchange, Inc.	898,231	0.2
145,481		JPMorgan Chase & Co.	16,416,076	4.1
11,755		Marsh & McLennan Cos., Inc.	972,374	0.2
36,738		Metlife, Inc.	1,716,399	0.4
53,491		Morgan Stanley	2,491,076	0.6
20,180		PNC Financial Services Group, Inc.	2,748,314	0.7
18,256		Prudential Financial, Inc.	1,849,698	0.5
15,293		State Street Corp.	1,281,248	0.3
9,448		Travelers Cos., Inc.	1,225,500	0.3
66,872		US Bancorp	3,531,510	0.9
188,830		Wells Fargo & Co.	9,924,905	2.5
			100,933,109	25.3

		Health Care: 19.2%
74,420		Abbott Laboratories	5,459,451	1.4
8,875		Aetna, Inc.	1,800,294	0.5
1,583	(1)	Alexion Pharmaceuticals, Inc.	220,053	0.1
14,736		Allergan PLC	2,806,913	0.7
1,662		Amgen, Inc.	344,516	0.1
11,315		Anthem, Inc.	3,100,876	0.8
19,313		Baxter International, Inc.	1,488,839	0.4
10,472		Becton Dickinson & Co.	2,733,192	0.7
455	(1)	Biogen, Inc.	160,756	0.0
13,840	(1)	Boston Scientific Corp.	532,840	0.1
33,292		Bristol-Myers Squibb Co.	2,066,767	0.5
6,179		Cigna Corp.	1,286,777	0.3
44,202		CVS Health Corp.	3,479,581	0.9
26,880		Danaher Corp.	2,920,781	0.7
15,922		Eli Lilly & Co.	1,708,590	0.4
22,412	(1)	Express Scripts Holding Co.	2,129,364	0.5
14,356		Gilead Sciences, Inc.	1,108,427	0.3
3,456		HCA Healthcare, Inc.	480,799	0.1

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
308		Humana, Inc.	$104,264	0.0
95,764		Johnson & Johnson	13,231,712	3.3
7,597		McKesson Corp.	1,007,742	0.3
58,856		Medtronic PLC	5,789,665	1.4
108,031		Merck & Co., Inc.	7,663,719	1.9
252,381		Pfizer, Inc.	11,122,430	2.8
16,410		Thermo Fisher Scientific, Inc.	4,005,353	1.0
			76,753,701	19.2

		Industrials: 5.8%
4,090		3M Co.	861,804	0.2
2,045		Caterpillar, Inc.	311,842	0.1
18,867		CSX Corp.	1,397,101	0.3
20,819		Delta Air Lines, Inc.	1,203,963	0.3
18,999		Eaton Corp. PLC	1,647,783	0.4
7,913		Emerson Electric Co.	605,978	0.1
6,198		General Dynamics Corp.	1,268,855	0.3
374,949		General Electric Co.	4,233,174	1.1
12,287		Honeywell International, Inc.	2,044,557	0.5
40,173		Johnson Controls International plc	1,406,055	0.4
938		Lockheed Martin Corp.	324,510	0.1
12,277		Norfolk Southern Corp.	2,215,999	0.6
6,607		Southwest Airlines Co.	412,607	0.1
2,606		Union Pacific Corp.	424,335	0.1
32,573		United Technologies Corp.	4,554,031	1.1
2,849		Waste Management, Inc.	257,436	0.1
			23,170,030	5.8

		Information Technology: 10.0%
7,520		Broadcom, Inc.	1,855,409	0.5
204,783		Cisco Systems, Inc.	9,962,693	2.5
2,489		Cognizant Technology Solutions Corp.	192,026	0.0
65,787		Hewlett Packard Enterprise Co.	1,072,986	0.3
70,083		HP, Inc.	1,806,039	0.4
200,799		Intel Corp.	9,495,785	2.4
11,229		International Business Machines Corp.	1,697,937	0.4
10,921	(1)	Micron Technology, Inc.	493,957	0.1
17,473		Microsoft Corp.	1,998,387	0.5
14,162		NXP Semiconductor NV - NXPI - US	1,210,851	0.3
110,057		Oracle Corp.	5,674,539	1.4
64,488		Qualcomm, Inc.	4,645,071	1.2
			40,105,680	10.0

		Materials: 2.8%
9,531		Air Products & Chemicals, Inc.	1,592,154	0.4
100,993		DowDuPont, Inc.	6,494,860	1.6
6,071		Ecolab, Inc.	951,811	0.2
7,286		LyondellBasell Industries NV - Class A	746,888	0.2
9,833		PPG Industries, Inc.	1,073,075	0.3
1,325		Praxair, Inc.	212,967	0.1
			11,071,755	2.8

		Real Estate: 0.6%
4,429		Crown Castle International Corp.	493,081	0.1
27,217		ProLogis, Inc.	1,845,040	0.5
1,100		Simon Property Group, Inc.	194,425	0.0
			2,532,546	0.6

		Utilities: 3.3%
21,448		American Electric Power Co., Inc.	1,520,234	0.4
28,329		Dominion Energy, Inc.	1,990,962	0.5
31,011		Duke Energy Corp.	2,481,500	0.6
41,945		Exelon Corp.	1,831,319	0.4
20,482		NextEra Energy, Inc.	3,432,783	0.9
44,031		Southern Co.	1,919,752	0.5
			13,176,550	3.3

	Total Common Stock
	(Cost $278,605,211)		396,176,059	99.2

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
2,607,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
		(Cost $2,607,000)	2,607,000	0.7

		Total Short-Term Investments
		(Cost $2,607,000)	2,607,000	0.7

		Total Investments in Securities (Cost $281,212,211)	$398,783,059	99.9
		Assets in Excess of Other Liabilities	486,592	0.1
		Net Assets	$399,269,651	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$396,176,059	$–	$–	$396,176,059
Short-Term Investments	2,607,000	–	–	2,607,000
Total Investments, at fair value	$398,783,059	$–	$–	$398,783,059
Other Financial Instruments+
Futures	17,821	–	–	17,821
Total Assets	$398,800,880	$–	$–	$398,800,880

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	22	12/21/18	$3,210,900	$17,821
			$3,210,900	$17,821

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$17,821
Total Asset Derivatives		$17,821

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $284,558,060.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$126,104,983
Gross Unrealized Depreciation	(11,862,163)

Net Unrealized Appreciation	$114,242,820

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 3.8%
4,515	(1)	AMC Networks, Inc.	$299,525	0.1
438		Cable One, Inc.	387,021	0.1
33,771		CBS Corp. - Class B	1,940,144	0.6
7,631	(1)	IAC/InterActiveCorp	1,653,790	0.5
4,008		Interpublic Group of Cos., Inc.	91,663	0.0
367		Lions Gate Entertainment Corp. - A	8,951	0.0
717		Lions Gate Entertainment Corp. - B	16,706	0.0
14,129	(1)	Live Nation Entertainment, Inc.	769,607	0.2
188	(1)	Madison Square Garden Co.	59,280	0.0
5,282	(1),(2)	Match Group, Inc.	305,881	0.1
15,072		Omnicom Group	1,025,198	0.3
131,782	(2)	Sirius XM Holdings, Inc.	832,862	0.3
6,860	(1)	Take-Two Interactive Software, Inc.	946,611	0.3
10,672	(1)	TripAdvisor, Inc.	545,019	0.2
72,526	(1)	Twitter, Inc.	2,064,090	0.7
20,367	(1)	Zayo Group Holdings, Inc.	707,142	0.2
4,118	(1)	Zillow Group, Inc. - Class A	182,016	0.1
9,006	(1),(2)	Zillow Group, Inc. - Class C	398,516	0.1
			12,234,022	3.8

		Consumer Discretionary: 16.2%
2,206		Advance Auto Parts, Inc.	371,336	0.1
2,360	(1)	Autozone, Inc.	1,830,652	0.6
6,325		Best Buy Co., Inc.	501,952	0.2
4,951	(1)	Bright Horizons Family Solutions, Inc.	583,426	0.2
860		Brunswick Corp.	57,637	0.0
6,831	(1)	Burlington Stores, Inc.	1,112,907	0.3
11,008	(1)	Carmax, Inc.	821,967	0.3
4,688		Carter's, Inc.	462,237	0.1
2,496	(1)	Chipotle Mexican Grill, Inc.	1,134,482	0.4
3,545		Choice Hotels International, Inc.	295,299	0.1
388		Columbia Sportswear Co.	36,111	0.0
6,400		Darden Restaurants, Inc.	711,616	0.2
23,535		Delphi Technologies PLC	1,974,587	0.6
27,563		Dollar General Corp.	3,012,636	0.9
4,084	(1)	Dollar Tree, Inc.	333,050	0.1
4,317		Domino's Pizza, Inc.	1,272,652	0.4
20,732		D.R. Horton, Inc.	874,476	0.3
8,484	(2)	Dunkin' Brands Group, Inc.	625,441	0.2
12,348		Expedia, Inc.	1,611,167	0.5
11,610		Extended Stay America, Inc.	234,870	0.1
4,943	(1),(2)	Floor & Decor Holdings, Inc.	149,130	0.0
1,387		Gap, Inc.	40,015	0.0
18,731		Gentex Corp.	401,967	0.1
4,838	(1)	Grand Canyon Education, Inc.	545,726	0.2
9,244	(1)	GrubHub, Inc.	1,281,403	0.4
3,876		H&R Block, Inc.	99,807	0.0
36,747		Hanesbrands, Inc.	677,247	0.2
9,325		Hasbro, Inc.	980,244	0.3
9,892	(1)	Hilton Grand Vacations, Inc.	327,425	0.1
28,609		Hilton Worldwide Holdings, Inc.	2,311,035	0.7
564	(2)	International Game Technology PLC	11,139	0.0
4,463		L Brands, Inc.	135,229	0.0
711		Lear Corp.	103,095	0.0
15,750		Lennar Corp. - Class A	735,368	0.2
856		Lennar Corp. - Class B	32,956	0.0
5,423	(1)	LKQ Corp.	171,746	0.1
10,049	(1)	Lululemon Athletica, Inc.	1,632,862	0.5
7,781	(2)	Mattel, Inc.	122,162	0.0
4,576		MGM Resorts International	127,716	0.0
7,731	(1)	Michael Kors Holdings Ltd.	530,037	0.2
1,747	(1)	Michaels Cos, Inc.	28,354	0.0
12,056		Nordstrom, Inc.	721,069	0.2
325	(1)	NVR, Inc.	803,010	0.2
8,099	(1)	O'Reilly Automotive, Inc.	2,812,945	0.9
6,005		Polaris Industries, Inc.	606,205	0.2
4,030		Pool Corp.	672,526	0.2
8,437		Pulte Group, Inc.	208,985	0.1
37,971		Ross Stores, Inc.	3,762,926	1.2
8,372		Service Corp. International	370,042	0.1
13,901	(1)	ServiceMaster Global Holdings, Inc.	862,279	0.3
7,303	(2)	Six Flags Entertainment Corp.	509,896	0.2
6,411	(1)	Skechers USA, Inc.	179,059	0.1
5,809		Tapestry, Inc.	292,018	0.1
4,739	(1),(2)	Tempur Sealy International, Inc.	250,693	0.1
4,240		Thor Industries, Inc.	354,888	0.1
2,215		Tiffany & Co.	285,669	0.1
7,318		Toll Brothers, Inc.	241,714	0.1
12,498		Tractor Supply Co.	1,135,818	0.4
5,866	(1)	Ulta Beauty, Inc.	1,654,916	0.5
14,420	(1),(2)	Under Armour, Inc. - Class A	305,992	0.1
14,740	(1),(2)	Under Armour, Inc. - Class C	286,840	0.1
7,552	(1)	Urban Outfitters, Inc.	308,877	0.1
4,108		Vail Resorts, Inc.	1,127,317	0.3
25,534		VF Corp.	2,386,152	0.7
1,908	(1)	Visteon Corp.	177,253	0.1
5,855	(1)	Wayfair, Inc.	864,608	0.3
19,236		Wendy's Company	329,705	0.1
1,928	(2)	Williams-Sonoma, Inc.	126,708	0.0
10,013		Wyndham Destinations, Inc.	434,164	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
10,031		Wyndham Hotels & Resorts, Inc.	$557,423	0.2
10,536		Wynn Resorts Ltd.	1,338,704	0.4
3,182		Yum China Holdings, Inc.	111,720	0.0
			52,383,285	16.2

		Consumer Staples: 2.9%
5,251		Brown-Forman Corp. - Class A	266,751	0.1
28,954		Brown-Forman Corp. - Class B	1,463,625	0.5
12,536	(2)	Campbell Soup Co.	459,194	0.1
21,237		Church & Dwight Co., Inc.	1,260,841	0.4
11,445		Clorox Co.	1,721,442	0.5
3,468		Energizer Holdings, Inc.	203,398	0.1
1,999	(1)	Herbalife Nutrition Ltd	109,045	0.0
13,086		Hershey Co.	1,334,772	0.4
12,723		Kellogg Co.	890,865	0.3
18,341		Keurig Dr Pepper, Inc.	424,961	0.1
721		McCormick & Co., Inc.	94,992	0.0
1,732		Nu Skin Enterprises, Inc.	142,751	0.1
3,870	(1)	Post Holdings, Inc.	379,415	0.1
1,871		Spectrum Brands Holdings, Inc.	139,801	0.1
12,820	(1)	Sprouts Farmers Market, Inc.	351,396	0.1
1,300	(1)	US Foods Holding Corp.	40,066	0.0
			9,283,315	2.9

		Energy: 1.7%
13,158	(1)	Antero Resources Corp.	233,028	0.1
2,464		Apache Corp.	117,459	0.0
32,843		Cabot Oil & Gas Corp.	739,624	0.2
16,436	(1)	Cheniere Energy, Inc.	1,142,138	0.4
1,203		Cimarex Energy Co.	111,807	0.0
2,589	(1)	Concho Resources, Inc./Midland TX	395,470	0.1
4,309	(1)	Continental Resources, Inc.	294,219	0.1
2,626	(2)	Diamondback Energy, Inc.	355,009	0.1
4,687	(1)	Kosmos Energy LLC	43,823	0.0
7,415	(1)	Newfield Exploration Co.	213,774	0.1
17,391		Oneok, Inc.	1,178,936	0.4
18,765	(1)	Parsley Energy, Inc.	548,876	0.2
2,142	(2)	RPC, Inc.	33,158	0.0
			5,407,321	1.7

		Financials: 6.6%
173		Alleghany Corp.	112,888	0.0
2,354		Ameriprise Financial, Inc.	347,592	0.1
6,299	(1)	Arch Capital Group Ltd.	187,773	0.1
907		Axis Capital Holdings Ltd.	52,343	0.0
635		BOK Financial Corp.	61,773	0.0
1,339		Brown & Brown, Inc.	39,594	0.0
10,617		Cboe Global Markets, Inc.	1,018,807	0.3
1,017		Comerica, Inc.	91,733	0.0
1,058	(1)	Credit Acceptance Corp.	463,478	0.1
16,054		Discover Financial Services	1,227,328	0.4
6,022	(1)	E*Trade Financial Corp.	315,493	0.1
1,107		East West Bancorp, Inc.	66,830	0.0
11,850		Eaton Vance Corp.	622,836	0.2
1,922		Erie Indemnity Co.	245,113	0.1
4,108		Evercore, Inc.	413,059	0.1
1,665		Everest Re Group Ltd.	380,403	0.1
3,830		Factset Research Systems, Inc.	856,809	0.3
6,880		Interactive Brokers Group, Inc.	380,533	0.1
10,839		Lazard Ltd.	521,681	0.2
8,943		LPL Financial Holdings, Inc.	576,913	0.2
123	(1)	Markel Corp.	146,184	0.0
3,754		MarketAxess Holdings, Inc.	670,051	0.2
17,082		Moody's Corp.	2,856,110	0.9
1,857		Morningstar, Inc.	233,796	0.1
8,918		MSCI, Inc. - Class A	1,582,142	0.5
6,066		Northern Trust Corp.	619,521	0.2
555	(1)	OneMain Holdings, Inc.	18,654	0.0
3,312		Pinnacle Financial Partners, Inc.	199,217	0.1
3,961		Raymond James Financial, Inc.	364,610	0.1
360		RenaissanceRe Holdings Ltd.	48,089	0.0
1,525		Santander Consumer USA Holdings, Inc.	30,561	0.0
13,663		SEI Investments Co.	834,809	0.3
3,471		Signature Bank	398,610	0.1
4,165	(1)	SVB Financial Group	1,294,607	0.4
26,460		Synchrony Financial	822,377	0.3
935		Synovus Financial Corp.	42,814	0.0
22,505		T. Rowe Price Group, Inc.	2,457,096	0.8
3,222	(1)	Texas Capital Bancshares, Inc.	266,298	0.1
4,183	(2)	Virtu Financial, Inc.	85,542	0.0
1,225	(3)	Voya Financial, Inc.	60,846	0.0
6,060	(1)	Western Alliance Bancorp.	344,753	0.1
			21,359,666	6.6

		Health Care: 15.2%
4,372	(1)	Abiomed, Inc.	1,966,307	0.6
4,837	(1),(2)	Agios Pharmaceuticals, Inc.	373,029	0.1
8,122	(1)	Align Technology, Inc.	3,177,489	1.0
15,759	(1)	Alkermes PLC	668,812	0.2
8,095	(1)	Alnylam Pharmaceuticals, Inc.	708,474	0.2
16,144		AmerisourceBergen Corp.	1,488,800	0.5
4,097	(1)	Athenahealth, Inc.	547,359	0.2
18,084	(1)	BioMarin Pharmaceutical, Inc.	1,753,606	0.5
3,808		Bio-Techne Corp.	777,251	0.2
3,814	(1),(2)	Bluebird Bio, Inc.	556,844	0.2
4,149		Bruker Corp.	138,784	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,765		Cantel Medical Corp.	$346,606	0.1
3,444	(1)	Catalent, Inc.	156,874	0.1
18,382	(1)	Centene Corp.	2,661,346	0.8
14,519	(1)	Cerner Corp.	935,169	0.3
3,467	(1)	Charles River Laboratories International, Inc.	466,450	0.1
1,586		Chemed Corp.	506,854	0.2
787		Cooper Cos., Inc.	218,117	0.1
6,905	(1)	DaVita, Inc.	494,605	0.2
8,945	(1)	DexCom, Inc.	1,279,493	0.4
21,521	(1)	Edwards Lifesciences Corp.	3,746,806	1.2
10,028		Encompass Health Corp.	781,683	0.2
2,404	(1)	Envision Healthcare Corp.	109,935	0.0
12,258	(1)	Exact Sciences Corp.	967,401	0.3
30,060	(1)	Exelixis, Inc.	532,663	0.2
2,306	(1)	Henry Schein, Inc.	196,079	0.1
4,390		Hill-Rom Holdings, Inc.	414,416	0.1
1,595	(1)	ICU Medical, Inc.	450,986	0.1
8,797	(1)	Idexx Laboratories, Inc.	2,196,259	0.7
17,974	(1)	Incyte Corp., Ltd.	1,241,644	0.4
5,983	(1)	Insulet Corp.	633,899	0.2
5,613	(1)	Integra LifeSciences Holdings Corp.	369,728	0.1
12,789	(1),(2)	Ionis Pharmaceuticals, Inc.	659,657	0.2
5,533	(1)	Jazz Pharmaceuticals PLC	930,263	0.3
616	(1)	Laboratory Corp. of America Holdings	106,987	0.0
4,620	(1)	Masimo Corp.	575,375	0.2
2,549	(1)	Mettler Toledo International, Inc.	1,552,290	0.5
5,320	(1)	Molina Healthcare, Inc.	791,084	0.2
15,998	(1)	Nektar Therapeutics	975,238	0.3
9,125	(1)	Neurocrine Biosciences, Inc.	1,121,919	0.4
3,139	(1)	Penumbra, Inc.	469,908	0.1
5,841	(1)	PRA Health Sciences, Inc.	643,620	0.2
1,744	(1)	Premier, Inc.	79,840	0.0
14,405		Resmed, Inc.	1,661,473	0.5
4,652	(1)	Sage Therapeutics, Inc.	657,095	0.2
6,426	(1)	Sarepta Therapeutics, Inc.	1,037,863	0.3
10,972	(1)	Seattle Genetics, Inc.	846,161	0.3
890		Teleflex, Inc.	236,820	0.1
3,943	(1),(2)	Tesaro, Inc.	153,816	0.1
9,371	(1)	Varian Medical Systems, Inc.	1,048,896	0.3
12,296	(1)	Veeva Systems, Inc.	1,338,666	0.4
7,275	(1)	Waters Corp.	1,416,297	0.4
4,757	(1)	WellCare Health Plans, Inc.	1,524,571	0.5
1,728		West Pharmaceutical Services, Inc.	213,356	0.1
			48,904,963	15.2

		Industrials: 16.3%
745		Air Lease Corp.	34,181	0.0
8,051		Allegion Public Ltd.	729,179	0.2
11,740		Allison Transmission Holdings, Inc.	610,597	0.2
4,486		Ametek, Inc.	354,932	0.1
14,556		AO Smith Corp.	776,854	0.2
4,606	(1)	Armstrong World Industries, Inc.	320,578	0.1
10,193		BWX Technologies, Inc.	637,470	0.2
14,165		CH Robinson Worldwide, Inc.	1,387,037	0.4
8,946		Cintas Corp.	1,769,608	0.6
20,763	(1)	Copart, Inc.	1,069,917	0.3
3,664	(1)	CoStar Group, Inc.	1,541,958	0.5
5,650		Cummins, Inc.	825,295	0.3
351		Curtiss-Wright Corp.	48,234	0.0
12,416		Donaldson Co., Inc.	723,356	0.2
1,656		Dun & Bradstreet Corp.	235,997	0.1
3,315		Equifax, Inc.	432,840	0.1
17,838		Expeditors International Washington, Inc.	1,311,628	0.4
29,445		Fastenal Co.	1,708,399	0.5
27,629	(2)	Fortive Corp.	2,326,362	0.7
6,033		Fortune Brands Home & Security, Inc.	315,888	0.1
3,577	(1)	Gardner Denver Holdings, Inc.	101,372	0.0
1,284	(1)	Genesee & Wyoming, Inc.	116,831	0.0
16,942		Graco, Inc.	785,092	0.3
12,150		Harris Corp.	2,055,901	0.6
5,673	(1)	HD Supply Holdings, Inc.	242,748	0.1
3,980	(2)	Heico Corp.	368,588	0.1
7,764		Heico Corp. - Class A	586,182	0.2
1,929		Hexcel Corp.	129,339	0.0
3,791		Hubbell, Inc.	506,364	0.2
3,726		Huntington Ingalls Industries, Inc.	954,154	0.3
7,380		IDEX Corp.	1,111,871	0.4
13,581		Ingersoll-Rand PLC - Class A	1,389,336	0.4
8,922		JB Hunt Transport Services, Inc.	1,061,183	0.3
12,901		KAR Auction Services, Inc.	770,061	0.2
4,189		Landstar System, Inc.	511,058	0.2
3,439		Lennox International, Inc.	751,078	0.2
6,449		Lincoln Electric Holdings, Inc.	602,595	0.2
21,657		Masco Corp.	792,646	0.3
3,289	(1)	Middleby Corp.	425,432	0.1
2,063		MSC Industrial Direct Co.	181,771	0.1
5,538		Nordson Corp.	769,228	0.2
6,747		Old Dominion Freight Line	1,088,021	0.3
2,449		Parker Hannifin Corp.	450,445	0.1
4,434	(1)	Quanta Services, Inc.	148,007	0.1
1,462		Republic Services, Inc.	106,229	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
12,318		Robert Half International, Inc.	$866,941	0.3
12,579		Rockwell Automation, Inc.	2,358,814	0.7
2,248		Rockwell Collins, Inc.	315,777	0.1
9,902		Rollins, Inc.	600,952	0.2
1,933		Roper Technologies, Inc.	572,574	0.2
796		Schneider National, Inc.	19,884	0.0
9,344	(1)	Sensata Technologies Holding PLC	462,995	0.2
10,849		Spirit Aerosystems Holdings, Inc.	994,528	0.3
4,255		Textron, Inc.	304,105	0.1
10,558		Toro Co.	633,163	0.2
4,966	(1)	TransDigm Group, Inc.	1,848,842	0.6
18,847		TransUnion	1,386,762	0.4
8,466	(1)	United Rentals, Inc.	1,385,038	0.4
1,768	(1)	Univar, Inc.	54,207	0.0
16,437	(1)	Verisk Analytics, Inc.	1,981,480	0.6
5,411	(1)	WABCO Holdings, Inc.	638,173	0.2
3,164		Wabtec Corp.	331,840	0.1
2,619		Watsco, Inc.	466,444	0.2
13,302	(1)	Welbilt, Inc.	277,746	0.1
4,656		WW Grainger, Inc.	1,664,101	0.5
12,818	(1)	XPO Logistics, Inc.	1,463,431	0.5
10,264		Xylem, Inc.	819,786	0.3
			52,613,425	16.3

		Information Technology: 31.0%
5,602	(1)	2U, Inc.	421,214	0.1
93,086	(1)	Advanced Micro Devices, Inc.	2,875,427	0.9
15,925	(1)	Akamai Technologies, Inc.	1,164,914	0.4
4,941		Alliance Data Systems Corp.	1,166,867	0.4
30,244		Amphenol Corp.	2,843,541	0.9
5,984		Analog Devices, Inc.	553,281	0.2
8,536	(1)	ANSYS, Inc.	1,593,500	0.5
5,827	(1)	Arista Networks, Inc.	1,549,166	0.5
6,922	(1)	Aspen Technology, Inc.	788,485	0.2
9,412	(1)	Atlassian Corp. PLC	904,870	0.3
18,882	(1)	Autodesk, Inc.	2,947,669	0.9
14,544	(1)	Black Knight, Inc.	755,561	0.2
13,533		Booz Allen Hamilton Holding Corp.	671,643	0.2
11,861		Broadridge Financial Solutions, Inc. ADR	1,565,059	0.5
28,609	(1)	Cadence Design Systems, Inc.	1,296,560	0.4
13,265		CDK Global, Inc.	829,858	0.3
15,178		CDW Corp.	1,349,628	0.4
2,415	(1),(2)	Ceridian HCM Holding, Inc.	101,502	0.0
13,862	(1)	Citrix Systems, Inc.	1,540,900	0.5
16,936		Cognex Corp.	945,368	0.3
1,775	(1)	Coherent, Inc.	305,637	0.1
5,211	(1)	CoreLogic, Inc.	257,476	0.1
25,287		Cypress Semiconductor Corp.	366,409	0.1
1,472	(1)	Dell Technologies, Inc. Class V	142,961	0.0
3,392	(1),(2)	DocuSign, Inc.	178,317	0.1
5,196	(1)	EPAM Systems, Inc.	715,489	0.2
2,533	(1)	Euronet Worldwide, Inc.	253,857	0.1
6,261	(1)	F5 Networks, Inc.	1,248,569	0.4
2,937	(1)	Fair Isaac Corp.	671,251	0.2
2,869		Fidelity National Information Services, Inc.	312,922	0.1
13,014	(1)	FireEye, Inc.	221,238	0.1
55,722	(1)	First Data Corp.	1,363,517	0.4
41,515	(1)	Fiserv, Inc.	3,420,006	1.1
8,993	(1)	FleetCor Technologies, Inc.	2,048,965	0.6
1,238		Flir Systems, Inc.	76,100	0.0
14,246	(1)	Fortinet, Inc.	1,314,478	0.4
9,072	(1)	Gartner, Inc.	1,437,912	0.4
5,322		Genpact Ltd.	162,906	0.1
16,278		Global Payments, Inc.	2,073,817	0.6
16,404	(1)	GoDaddy, Inc.	1,367,930	0.4
8,190	(1)	Guidewire Software, Inc.	827,272	0.3
3,694	(1)	IPG Photonics Corp.	576,523	0.2
7,884		Jack Henry & Associates, Inc.	1,262,071	0.4
15,984		KLA-Tencor Corp.	1,625,733	0.5
16,145		Lam Research Corp.	2,449,197	0.8
2,048		Littelfuse, Inc.	405,279	0.1
3,475		LogMeIn, Inc.	309,623	0.1
6,688	(1)	Manhattan Associates, Inc.	365,165	0.1
15,146		Marvell Technology Group Ltd.	292,318	0.1
28,517		Maxim Integrated Products	1,608,074	0.5
23,573	(2)	Microchip Technology, Inc.	1,860,145	0.6
5,544		MKS Instruments, Inc.	444,352	0.1
4,168		Monolithic Power Systems, Inc.	523,209	0.2
1,874		Motorola Solutions, Inc.	243,882	0.1
9,172		National Instruments Corp.	443,283	0.1
9,919	(1)	NCR Corp.	281,799	0.1
26,853		NetApp, Inc.	2,306,404	0.7
10,907	(1)	Nutanix, Inc.	465,947	0.1
8,781	(1)	Okta, Inc.	617,831	0.2
43,379	(1)	ON Semiconductor Corp.	799,475	0.2
9,182	(1)	Palo Alto Networks, Inc.	2,068,337	0.6
32,898		Paychex, Inc.	2,422,938	0.8
5,083	(1),(2)	Paycom Software, Inc.	789,949	0.2
3,848		Pegasystems, Inc.	240,885	0.1
1,976	(1)	Pluralsight, Inc.	63,232	0.0
5,153	(1)	Proofpoint, Inc.	547,918	0.2
11,962	(1)	PTC, Inc.	1,270,245	0.4
16,818	(1)	Pure Storage, Inc.	436,427	0.1
7,325	(1)	RealPage, Inc.	482,718	0.1
18,146	(1)	Red Hat, Inc.	2,472,937	0.8
6,912	(1)	RingCentral, Inc.	643,162	0.2
20,967		Sabre Corp.	546,819	0.2
17,951	(1)	ServiceNow, Inc.	3,511,754	1.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,960		Skyworks Solutions, Inc.	$1,175,602	0.4
14,842	(1)	Splunk, Inc.	1,794,546	0.6
29,312	(1)	Square, Inc.	2,902,181	0.9
19,666		SS&C Technologies Holdings, Inc.	1,117,619	0.3
3,653	(2)	Switch, Inc.	39,452	0.0
1,423	(1)	Synopsys, Inc.	140,322	0.0
7,156	(1)	Tableau Software, Inc.	799,611	0.2
8,616	(1)	Teradata Corp.	324,909	0.1
3,129		Teradyne, Inc.	115,710	0.0
18,442		Total System Services, Inc.	1,820,963	0.6
7,334	(1)	Twilio, Inc.	632,778	0.2
3,856	(1)	Tyler Technologies, Inc.	944,951	0.3
1,968	(2)	Ubiquiti Networks, Inc.	194,556	0.1
3,112	(1)	Ultimate Software Group, Inc.	1,002,655	0.3
4,358	(2)	Universal Display Corp.	513,808	0.2
10,786	(1)	VeriSign, Inc.	1,727,054	0.5
11,116		Versum Materials, Inc.	400,287	0.1
12,647		Western Union Co.	241,052	0.1
4,225	(1)	WEX, Inc.	848,211	0.3
14,878	(1)	Workday, Inc.	2,171,890	0.7
2,730	(1)	Worldpay, Inc.	276,467	0.1
26,102		Xilinx, Inc.	2,092,597	0.6
5,404	(1)	Zebra Technologies Corp.	955,589	0.3
10,662	(1)	Zendesk, Inc.	757,002	0.2
			99,999,485	31.0

		Materials: 3.5%
8,984		Avery Dennison Corp.	973,416	0.3
8,638	(1)	Axalta Coating Systems Ltd.	251,884	0.1
6,748	(1)	Berry Plastics Group, Inc.	326,536	0.1
8,815		Celanese Corp.	1,004,910	0.3
18,237		Chemours Co.	719,267	0.2
13,243	(1)	Crown Holdings, Inc.	635,664	0.2
4,172		Eagle Materials, Inc.	355,621	0.1
5,583		FMC Corp.	486,726	0.2
5,378		Graphic Packaging Holding Co.	75,346	0.0
3,920		International Flavors & Fragrances, Inc.	545,350	0.2
4,789		International Paper Co.	235,379	0.1
5,903		Martin Marietta Materials, Inc.	1,074,051	0.3
744		NewMarket Corp.	301,699	0.1
9,575		Packaging Corp. of America	1,050,282	0.3
11,350	(1)	Platform Specialty Products Corp.	141,535	0.0
2,746		Royal Gold, Inc.	211,607	0.1
2,727		RPM International, Inc.	177,091	0.1
2,023		Scotts Miracle-Gro Co.	159,271	0.0
8,917		Sealed Air Corp.	358,018	0.1
2,666		Silgan Holdings, Inc.	74,115	0.0
3,541		Steel Dynamics, Inc.	160,018	0.1
12,661		Vulcan Materials Co.	1,407,903	0.4
3,435		Westlake Chemical Corp.	285,483	0.1
5,053		WR Grace & Co.	361,087	0.1
			11,372,259	3.5

		Real Estate: 2.0%
846		Alexandria Real Estate Equities, Inc.	106,418	0.0
15,661	(1)	CBRE Group, Inc.	690,650	0.2
2,690		Colony Capital, Inc.	16,382	0.0
3,721		Coresite Realty Corp.	413,552	0.1
8,669		Equity Lifestyle Properties, Inc.	836,125	0.3
10,836		Extra Space Storage, Inc.	938,831	0.3
7,423		Gaming and Leisure Properties, Inc.	261,661	0.1
1,607	(1)	Howard Hughes Corp.	199,622	0.1
1,939		Hudson Pacific Properties, Inc.	63,444	0.0
7,742		Lamar Advertising Co.	602,328	0.2
262		Life Storage, Inc.	24,932	0.0
1,663		Omega Healthcare Investors, Inc.	54,496	0.0
11,672	(1)	SBA Communications Corp.	1,874,873	0.6
6,059		Taubman Centers, Inc.	362,510	0.1
			6,445,824	2.0

	Total Common Stock
	(Cost $174,734,091)		320,003,565	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateral(4): 3.8%
359,278	Deutsche Bank AG, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $359,344, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $366,464, due 07/15/19-02/15/44)	359,278	0.1
2,907,453	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $2,907,991, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $2,965,604, due 07/31/20-05/15/28)	2,907,453	0.9

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
2,907,453	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $2,908,041, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,965,603, due 11/15/42-08/15/44)	$2,907,453	0.9
299,258	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $299,314, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $305,243, due 09/30/18-08/20/68)	299,258	0.1
2,907,453	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $2,907,993, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,965,602, due 10/04/18-09/09/49)	2,907,453	0.9
2,860,280	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $2,860,870, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,917,893, due 04/15/20-02/15/48)	2,860,280	0.9
		12,241,175	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,455,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $2,455,000)	$2,455,000	0.8

	Total Short-Term Investments
	(Cost $14,696,175)	14,696,175	4.6

	Total Investments in Securities (Cost $189,430,266)	$334,699,740	103.8
	Liabilities in Excess of Other Assets	(12,223,462)	(3.8)
	Net Assets	$322,476,278	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$320,003,565	$–	$–	$320,003,565
Short-Term Investments	2,455,000	12,241,175	–	14,696,175
Total Investments, at fair value	$322,458,565	$12,241,175	$–	$334,699,740
Liabilities Table
Other Financial Instruments+
Futures	$(23,645)	$–	$–	$(23,645)
Total Liabilities	$(23,645)	$–	$–	$(23,645)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	13	12/21/18	$2,632,760	$(23,645)
			$2,632,760	$(23,645)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$23,645
Total Liability Derivatives		$23,645

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $189,851,854.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$149,252,329
Gross Unrealized Depreciation	(4,428,088)

Net Unrealized Appreciation	$144,824,241

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 3.5%
9,009	(1)	AMC Networks, Inc.	$597,657	0.0
878		Cable One, Inc.	775,810	0.1
67,851		CBS Corp. - Class B	3,898,040	0.2
196,900		CenturyLink, Inc.	4,174,280	0.3
22,030		Cinemark Holdings, Inc.	885,606	0.1
31,657	(1),(2)	Discovery Communications, Inc. - Class A	1,013,024	0.1
71,032	(1)	Discovery Communications, Inc. - Class C	2,101,126	0.1
45,695	(1)	Dish Network Corp. - Class A	1,634,053	0.1
20,740	(1)	GCI Liberty, Inc.	1,057,740	0.1
15,333	(1)	IAC/InterActiveCorp	3,322,968	0.2
79,056		Interpublic Group of Cos., Inc.	1,808,011	0.1
9,117		John Wiley & Sons, Inc.	552,490	0.0
5,251	(1)	Liberty Broadband Corp. - A	442,817	0.0
21,419	(1)	Liberty Broadband Corp. - C	1,805,622	0.1
17,340	(1)	Liberty Media Corp. - SiriusXM A	753,250	0.1
34,465	(1)	Liberty Media Corp. - SiriusXM C	1,497,504	0.1
5,109	(1)	Liberty Media Group-A	181,778	0.0
40,609	(1)	Liberty Media Group-C	1,510,249	0.1
10,127		Lions Gate Entertainment Corp. - A	246,997	0.0
20,249		Lions Gate Entertainment Corp. - B	471,802	0.0
28,384	(1)	Live Nation Entertainment, Inc.	1,546,076	0.1
3,791	(1)	Madison Square Garden Co.	1,195,378	0.1
10,627	(1)	Match Group, Inc.	615,410	0.0
78,618		News Corp - Class A	1,036,971	0.1
24,956		News Corp - Class B	339,402	0.0
45,812		Omnicom Group	3,116,132	0.2
264,289	(2)	Sirius XM Holdings, Inc.	1,670,306	0.1
134,737	(1)	Sprint Corp.	881,180	0.1
23,244	(1)	Take-Two Interactive Software, Inc.	3,207,440	0.2
20,092		Telephone & Data Systems, Inc.	611,400	0.0
18,018		Tribune Media Co.	692,432	0.0
21,427	(1)	TripAdvisor, Inc.	1,094,277	0.1
145,714	(1)	Twitter, Inc.	4,147,020	0.3
2,668	(1)	United States Cellular Corp.	119,473	0.0
2,061		Viacom, Inc. - Class A	75,329	0.0
72,721		Viacom, Inc. - Class B	2,455,061	0.2
40,914	(1)	Zayo Group Holdings, Inc.	1,420,534	0.1
11,443	(1)	Zillow Group, Inc. - Class A	505,781	0.0
24,991	(1),(2)	Zillow Group, Inc. - Class C	1,105,852	0.1
157,402	(1)	Zynga, Inc.	631,182	0.0
			55,197,460	3.5

		Consumer Discretionary: 11.9%
19,251	(2)	Adient plc	756,757	0.0
14,600		Advance Auto Parts, Inc.	2,457,618	0.2
50,291		Aramark	2,163,519	0.1
11,289	(1)	Autonation, Inc.	469,058	0.0
5,424	(1)	Autozone, Inc.	4,207,397	0.3
49,796		Best Buy Co., Inc.	3,951,811	0.2
43,046		BorgWarner, Inc.	1,841,508	0.1
11,767	(1)	Bright Horizons Family Solutions, Inc.	1,386,623	0.1
17,842		Brunswick Corp.	1,195,771	0.1
13,725	(1)	Burlington Stores, Inc.	2,236,077	0.1
122,226	(1),(2)	Caesars Entertainment Corp.	1,252,816	0.1
36,557	(1)	Carmax, Inc.	2,729,711	0.2
9,419		Carter's, Inc.	928,713	0.1
5,016	(1)	Chipotle Mexican Grill, Inc.	2,279,872	0.1
7,131		Choice Hotels International, Inc.	594,012	0.0
6,296		Columbia Sportswear Co.	585,969	0.0
25,509		Darden Restaurants, Inc.	2,836,346	0.2
54,476		Delphi Technologies PLC	4,570,536	0.3
15,550		Dick's Sporting Goods, Inc.	551,714	0.0
55,378		Dollar General Corp.	6,052,815	0.4
48,326	(1)	Dollar Tree, Inc.	3,940,985	0.2
8,673		Domino's Pizza, Inc.	2,556,800	0.2
70,959		D.R. Horton, Inc.	2,993,051	0.2
17,039		Dunkin' Brands Group, Inc.	1,256,115	0.1
24,810		Expedia, Inc.	3,237,209	0.2
38,927		Extended Stay America, Inc.	787,493	0.0
9,931	(1),(2)	Floor & Decor Holdings, Inc.	299,618	0.0
23,923		Foot Locker, Inc.	1,219,595	0.1
44,992		Gap, Inc.	1,298,019	0.1
23,436		Garmin Ltd.	1,641,692	0.1
56,341		Gentex Corp.	1,209,078	0.1
29,438		Genuine Parts Co.	2,926,137	0.2
48,756		Goodyear Tire & Rubber Co.	1,140,403	0.1
863		Graham Holdings Co.	499,936	0.0
9,712	(1)	Grand Canyon Education, Inc.	1,095,514	0.1
18,573	(1)	GrubHub, Inc.	2,574,589	0.2
42,308		H&R Block, Inc.	1,089,431	0.1
73,817		Hanesbrands, Inc.	1,360,447	0.1
34,280		Harley-Davidson, Inc.	1,552,884	0.1
23,897		Hasbro, Inc.	2,512,053	0.2
19,901	(1)	Hilton Grand Vacations, Inc.	658,723	0.0
57,480		Hilton Worldwide Holdings, Inc.	4,643,234	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
8,745		Hyatt Hotels Corp.	$696,015	0.0
20,275	(2)	International Game Technology PLC	400,431	0.0
34,404		Kohl's Corp.	2,564,818	0.2
47,759		L Brands, Inc.	1,447,098	0.1
13,463		Lear Corp.	1,952,135	0.1
26,960		Leggett & Platt, Inc.	1,180,578	0.1
59,037		Lennar Corp. - Class A	2,756,438	0.2
3,214		Lennar Corp. - Class B	123,739	0.0
65,239	(1)	LKQ Corp.	2,066,119	0.1
20,189	(1)	Lululemon Athletica, Inc.	3,280,511	0.2
62,863		Macy's, Inc.	2,183,232	0.1
70,827	(2)	Mattel, Inc.	1,111,984	0.1
103,302		MGM Resorts International	2,883,159	0.2
28,872	(1)	Michael Kors Holdings Ltd.	1,979,464	0.1
22,383	(1)	Michaels Cos, Inc.	363,276	0.0
12,810	(1)	Mohawk Industries, Inc.	2,246,233	0.1
90,349		Newell Brands, Inc.	1,834,085	0.1
24,220		Nordstrom, Inc.	1,448,598	0.1
41,623	(1)	Norwegian Cruise Line Holdings Ltd.	2,390,409	0.2
652	(1)	NVR, Inc.	1,610,962	0.1
16,515	(1)	O'Reilly Automotive, Inc.	5,735,990	0.4
7,292		Penske Auto Group, Inc.	345,568	0.0
12,065		Polaris Industries, Inc.	1,217,962	0.1
8,094		Pool Corp.	1,350,727	0.1
53,374		Pulte Group, Inc.	1,322,074	0.1
15,762		PVH Corp.	2,276,033	0.1
87,616	(1)	Qurate Retail, Inc.	1,945,951	0.1
11,307		Ralph Lauren Corp.	1,555,278	0.1
76,289		Ross Stores, Inc.	7,560,240	0.5
34,678		Royal Caribbean Cruises Ltd.	4,506,059	0.3
35,787		Service Corp. International	1,581,785	0.1
27,929	(1)	ServiceMaster Global Holdings, Inc.	1,732,436	0.1
14,691	(2)	Six Flags Entertainment Corp.	1,025,726	0.1
27,323	(1)	Skechers USA, Inc.	763,131	0.0
59,320		Tapestry, Inc.	2,982,016	0.2
9,534	(1),(2)	Tempur Sealy International, Inc.	504,349	0.0
10,327		Thor Industries, Inc.	864,370	0.1
25,467		Tiffany & Co.	3,284,479	0.2
28,982		Toll Brothers, Inc.	957,275	0.1
25,111		Tractor Supply Co.	2,282,088	0.1
11,787	(1)	Ulta Beauty, Inc.	3,325,348	0.2
38,220	(1),(2)	Under Armour, Inc. - Class A	811,028	0.1
39,069	(1)	Under Armour, Inc. - Class C	760,283	0.0
15,192	(1)	Urban Outfitters, Inc.	621,353	0.0
8,253		Vail Resorts, Inc.	2,264,788	0.1
66,624		VF Corp.	6,226,013	0.4
6,074	(1)	Visteon Corp.	564,275	0.0
11,763	(1)	Wayfair, Inc.	1,737,042	0.1
38,698	(2)	Wendy's Company	663,284	0.0
13,011		Whirlpool Corp.	1,545,056	0.1
17,086	(2)	Williams-Sonoma, Inc.	1,122,892	0.1
20,143		Wyndham Destinations, Inc.	873,400	0.1
20,143		Wyndham Hotels & Resorts, Inc.	1,119,347	0.1
21,131		Wynn Resorts Ltd.	2,684,905	0.2
76,211		Yum China Holdings, Inc.	2,675,768	0.2
			188,849,252	11.9

		Consumer Staples: 4.1%
115,005		Archer-Daniels-Midland Co.	5,781,301	0.4
10,564		Brown-Forman Corp. - Class A	536,651	0.0
58,174		Brown-Forman Corp. - Class B	2,940,696	0.2
28,975		Bunge Ltd.	1,990,872	0.1
36,478	(2)	Campbell Soup Co.	1,336,189	0.1
7,476		Casey's General Stores, Inc.	965,226	0.1
50,317		Church & Dwight Co., Inc.	2,987,320	0.2
26,430		Clorox Co.	3,975,336	0.3
80,477		Conagra Brands, Inc.	2,733,804	0.2
95,862		Coty, Inc - Class A	1,204,027	0.1
12,135		Energizer Holdings, Inc.	711,718	0.1
36,895		Flowers Foods, Inc.	688,461	0.0
19,607	(1)	Hain Celestial Group, Inc.	531,742	0.0
22,315	(1)	Herbalife Nutrition Ltd	1,217,283	0.1
28,892		Hershey Co.	2,946,984	0.2
55,918	(2)	Hormel Foods Corp.	2,203,169	0.1
14,558		Ingredion, Inc.	1,528,008	0.1
22,653		JM Smucker Co.	2,324,424	0.2
51,125		Kellogg Co.	3,579,773	0.2
36,898		Keurig Dr Pepper, Inc.	854,927	0.1
163,379		Kroger Co.	4,755,963	0.3
30,146		Lamb Weston Holdings, Inc.	2,007,724	0.1
25,024		McCormick & Co., Inc.	3,296,912	0.2
35,722		Molson Coors Brewing Co.	2,196,903	0.1
11,311		Nu Skin Enterprises, Inc.	932,253	0.1
10,888	(1)	Pilgrim's Pride Corp.	196,964	0.0
24,375		Pinnacle Foods, Inc.	1,579,744	0.1
13,445	(1)	Post Holdings, Inc.	1,318,148	0.1
53		Seaboard Corp.	196,632	0.0
8,336		Spectrum Brands Holdings, Inc.	622,866	0.0
25,757	(1)	Sprouts Farmers Market, Inc.	705,999	0.0
11,204	(1)	TreeHouse Foods, Inc.	536,111	0.0
59,882		Tyson Foods, Inc.	3,564,775	0.2
44,326	(1)	US Foods Holding Corp.	1,366,127	0.1
			64,315,032	4.1

		Energy: 5.3%
29,005		Andeavor	4,452,268	0.3
49,662	(1)	Antero Resources Corp.	879,514	0.1
78,529		Apache Corp.	3,743,477	0.2
15,968	(1)	Apergy Corp.	695,566	0.0
89,655		Cabot Oil & Gas Corp.	2,019,031	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
37,657	(1),(2)	Centennial Resource Development, Inc./DE	$822,805	0.1
46,573	(1)	Cheniere Energy, Inc.	3,236,358	0.2
185,019	(1),(2)	Chesapeake Energy Corp.	830,735	0.1
19,353		Cimarex Energy Co.	1,798,668	0.1
43,139	(1)	CNX Resources Corp.	617,319	0.0
40,059	(1)	Concho Resources, Inc./Midland TX	6,119,012	0.4
17,986	(1)	Continental Resources, Inc.	1,228,084	0.1
104,580		Devon Energy Corp.	4,176,925	0.3
20,238	(2)	Diamondback Energy, Inc.	2,735,975	0.2
17,984	(1)	Energen Corp.	1,549,681	0.1
54,529		EQT Corp.	2,411,818	0.2
22,754	(1)	Extraction Oil & Gas, Inc.	256,893	0.0
21,802		Helmerich & Payne, Inc.	1,499,324	0.1
54,562		Hess Corp.	3,905,548	0.2
33,270		HollyFrontier Corp.	2,325,573	0.1
48,852	(1)	Kosmos Energy LLC	456,766	0.0
175,230		Marathon Oil Corp.	4,079,354	0.3
33,757		Murphy Oil Corp.	1,125,458	0.1
71,202		Nabors Industries Ltd.	438,604	0.0
78,654		National Oilwell Varco, Inc.	3,388,414	0.2
40,983	(1)	Newfield Exploration Co.	1,181,540	0.1
98,804		Noble Energy, Inc.	3,081,697	0.2
84,397		Oneok, Inc.	5,721,273	0.4
54,403	(1)	Parsley Energy, Inc.	1,591,288	0.1
44,982		Patterson-UTI Energy, Inc.	769,642	0.0
24,505		PBF Energy, Inc.	1,223,045	0.1
48,611	(1)	QEP Resources, Inc.	550,277	0.0
43,389	(2)	Range Resources Corp.	737,179	0.0
11,709	(2)	RPC, Inc.	181,255	0.0
22,837		SM Energy Co.	720,051	0.0
45,739		Targa Resources Corp.	2,575,563	0.2
88,253	(1),(2)	Transocean Ltd.	1,231,129	0.1
204,905	(1),(2)	Weatherford International PLC	555,293	0.0
18,452	(1)	Whiting Petroleum Corp.	978,694	0.1
250,375		Williams Cos., Inc.	6,807,696	0.4
81,681	(1)	WPX Energy, Inc.	1,643,422	0.1
			84,342,214	5.3

		Financials: 13.0%
11,123		Affiliated Managers Group, Inc.	1,520,737	0.1
94,255		AGNC Investment Corp.	1,755,971	0.1
2,958		Alleghany Corp.	1,930,184	0.1
87,050		Ally Financial, Inc.	2,302,472	0.1
14,779		American Financial Group, Inc.	1,640,026	0.1
1,522		American National Insurance Co.	196,779	0.0
29,189		Ameriprise Financial, Inc.	4,310,048	0.3
262,098		Annaly Capital Management, Inc.	2,681,263	0.2
79,704	(1)	Arch Capital Group Ltd.	2,375,976	0.1
37,068		Arthur J. Gallagher & Co.	2,759,342	0.2
12,155		Aspen Insurance Holdings Ltd.	508,079	0.0
34,798		Associated Banc-Corp.	904,748	0.1
10,796		Assurant, Inc.	1,165,428	0.1
21,907		Assured Guaranty Ltd.	925,133	0.1
32,685	(1)	Athene Holding Ltd.	1,688,507	0.1
28,329		AXA Equitable Holdings, Inc.	607,657	0.0
16,891		Axis Capital Holdings Ltd.	974,780	0.1
8,575		Bank of Hawaii Corp.	676,653	0.0
24,965		Bank OZK	947,671	0.1
21,395		BankUnited, Inc.	757,383	0.0
55,606		BGC Partners, Inc.	657,263	0.0
6,698		BOK Financial Corp.	651,581	0.0
24,716	(1)	Brighthouse Financial, Inc.	1,093,436	0.1
47,773		Brown & Brown, Inc.	1,412,648	0.1
23,011		Cboe Global Markets, Inc.	2,208,136	0.1
38,326		Chimera Investment Corp.	694,850	0.0
31,615		Cincinnati Financial Corp.	2,428,348	0.2
23,289		CIT Group, Inc.	1,201,945	0.1
98,017		Citizens Financial Group, Inc.	3,780,516	0.2
5,811		CNA Financial Corp.	265,272	0.0
35,217		Comerica, Inc.	3,176,573	0.2
19,490		Commerce Bancshares, Inc.	1,286,730	0.1
2,320	(1)	Credit Acceptance Corp.	1,016,322	0.1
11,759		Cullen/Frost Bankers, Inc.	1,228,110	0.1
70,427		Discover Financial Services	5,384,144	0.3
53,533	(1)	E*Trade Financial Corp.	2,804,594	0.2
29,706		East West Bancorp, Inc.	1,793,351	0.1
23,758		Eaton Vance Corp.	1,248,720	0.1
5,068		Erie Indemnity Co.	646,322	0.0
8,264		Evercore, Inc.	830,945	0.0
8,314		Everest Re Group Ltd.	1,899,500	0.1
7,694		Factset Research Systems, Inc.	1,721,225	0.1
137,534		Fifth Third Bancorp	3,839,949	0.2
22,327		First American Financial Corp.	1,151,850	0.1
1,626		First Citizens BancShares, Inc.	735,407	0.0
21,984		First Hawaiian, Inc.	597,085	0.0
66,652		First Horizon National Corp.	1,150,414	0.1
33,040		First Republic Bank	3,171,840	0.2
66,426		FNB Corp.	844,939	0.1
54,353		Fidelity National Financial, Inc.	2,138,791	0.1
63,593		Franklin Resources, Inc.	1,933,863	0.1
8,720		Hanover Insurance Group, Inc.	1,075,786	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
73,614		Hartford Financial Services Group, Inc.	$3,677,755	0.2
225,524		Huntington Bancshares, Inc.	3,364,818	0.2
15,190		Interactive Brokers Group, Inc.	840,159	0.1
83,338		Invesco Ltd.	1,906,773	0.1
61,780		Jefferies Financial Group, Inc.	1,356,689	0.1
217,551		Keycorp	4,327,089	0.3
23,876		Lazard Ltd.	1,149,152	0.1
17,417		Legg Mason, Inc.	543,933	0.0
44,955		Lincoln National Corp.	3,041,655	0.2
57,282		Loews Corp.	2,877,275	0.2
17,968		LPL Financial Holdings, Inc.	1,159,116	0.1
29,846		M&T Bank Corp.	4,910,861	0.3
2,797	(1)	Markel Corp.	3,324,207	0.2
7,540		MarketAxess Holdings, Inc.	1,345,815	0.1
5,619		Mercury General Corp.	281,849	0.0
91,940		MFA Financial, Inc.	675,759	0.0
34,321		Moody's Corp.	5,738,471	0.4
3,736		Morningstar, Inc.	470,362	0.0
17,917		MSCI, Inc. - Class A	3,178,655	0.2
23,781		Nasdaq, Inc.	2,040,410	0.1
53,787		Navient Corp.	725,049	0.0
69,499		New Residential Investment Corp.	1,238,472	0.1
98,008		New York Community Bancorp., Inc.	1,016,343	0.1
43,369		Northern Trust Corp.	4,429,276	0.3
58,278		Old Republic International Corp.	1,304,262	0.1
15,714	(1)	OneMain Holdings, Inc.	528,148	0.0
25,736		PacWest Bancorp	1,226,320	0.1
71,074		People's United Financial, Inc.	1,216,787	0.1
15,422		Pinnacle Financial Partners, Inc.	927,633	0.1
20,731		Popular, Inc.	1,062,464	0.1
58,227		Principal Financial Group, Inc.	3,411,520	0.2
13,689		Prosperity Bancshares, Inc.	949,332	0.1
27,015		Raymond James Financial, Inc.	2,486,731	0.2
226,917		Regions Financial Corp.	4,163,927	0.3
13,094		Reinsurance Group of America, Inc.	1,892,869	0.1
8,168		RenaissanceRe Holdings Ltd.	1,091,081	0.1
23,777		Santander Consumer USA Holdings, Inc.	476,491	0.0
27,450		SEI Investments Co.	1,677,195	0.1
11,135		Signature Bank	1,278,743	0.1
89,532	(1)	SLM Corp.	998,282	0.1
53,549		Starwood Property Trust, Inc.	1,152,374	0.1
45,857		Sterling Bancorp, Inc./DE	1,008,854	0.1
95,653		SunTrust Banks, Inc.	6,388,664	0.4
10,883	(1)	SVB Financial Group	3,382,763	0.2
152,764		Synchrony Financial	4,747,905	0.3
23,851		Synovus Financial Corp.	1,092,137	0.1
48,618		T. Rowe Price Group, Inc.	5,308,113	0.3
33,910		TCF Financial Corp.	807,397	0.0
10,206	(1)	Texas Capital Bancshares, Inc.	843,526	0.1
10,185		TFS Financial Corp.	152,877	0.0
21,695		Torchmark Corp.	1,880,740	0.1
50,534		Two Harbors Investment Corp.	754,473	0.0
45,102		Umpqua Holdings Corp.	938,122	0.1
42,643		Unum Group	1,666,062	0.1
8,405	(2)	Virtu Financial, Inc.	171,882	0.0
33,023	(3)	Voya Financial, Inc.	1,640,252	0.1
18,801		Webster Financial Corp.	1,108,507	0.1
20,215	(1)	Western Alliance Bancorp.	1,150,031	0.1
631		White Mountains Insurance Group Ltd.	590,534	0.0
27,103		Willis Towers Watson PLC	3,819,897	0.2
11,481		Wintrust Financial Corp.	975,196	0.1
19,551		WR Berkley Corp.	1,562,711	0.1
39,484		Zions Bancorp.	1,980,123	0.1
			206,134,160	13.0

		Health Care: 10.2%
8,785	(1)	Abiomed, Inc.	3,951,054	0.2
17,802	(1)	Acadia Healthcare Co., Inc.	626,630	0.0
66,268		Agilent Technologies, Inc.	4,674,545	0.3
10,407	(1)	Agios Pharmaceuticals, Inc.	802,588	0.0
16,319	(1)	Align Technology, Inc.	6,384,319	0.4
31,652	(1)	Alkermes PLC	1,343,311	0.1
18,375	(1)	Alnylam Pharmaceuticals, Inc.	1,608,180	0.1
32,436		AmerisourceBergen Corp.	2,991,248	0.2
8,211	(1)	Athenahealth, Inc.	1,096,990	0.1
36,333	(1)	BioMarin Pharmaceutical, Inc.	3,523,211	0.2
4,344	(1)	Bio-Rad Laboratories, Inc.	1,359,629	0.1
7,648		Bio-Techne Corp.	1,561,033	0.1
11,137	(1)	Bluebird Bio, Inc.	1,626,002	0.1
20,662		Bruker Corp.	691,144	0.0
7,573		Cantel Medical Corp.	697,170	0.0
63,987		Cardinal Health, Inc.	3,455,298	0.2
29,326	(1)	Catalent, Inc.	1,335,799	0.1
41,779	(1)	Centene Corp.	6,048,764	0.4
65,143	(1)	Cerner Corp.	4,195,861	0.3
9,727	(1)	Charles River Laboratories International, Inc.	1,308,671	0.1
3,190		Chemed Corp.	1,019,460	0.1
9,941		Cooper Cos., Inc.	2,755,148	0.2
26,679	(1)	DaVita, Inc.	1,911,017	0.1
45,010		Dentsply Sirona, Inc.	1,698,677	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
17,971	(1)	DexCom, Inc.	$2,570,572	0.2
43,238	(1)	Edwards Lifesciences Corp.	7,527,736	0.5
20,147		Encompass Health Corp.	1,570,459	0.1
24,676	(1)	Envision Healthcare Corp.	1,128,433	0.1
24,628	(1)	Exact Sciences Corp.	1,943,642	0.1
60,352	(1)	Exelixis, Inc.	1,069,437	0.1
31,560	(1)	Henry Schein, Inc.	2,683,547	0.2
13,606		Hill-Rom Holdings, Inc.	1,284,406	0.1
55,855	(1)	Hologic, Inc.	2,288,938	0.1
3,208	(1)	ICU Medical, Inc.	907,062	0.1
17,675	(1)	Idexx Laboratories, Inc.	4,412,741	0.3
36,113	(1)	Incyte Corp., Ltd.	2,494,686	0.2
12,015	(1)	Insulet Corp.	1,272,989	0.1
14,569	(1)	Integra LifeSciences Holdings Corp.	959,660	0.1
25,687	(1)	Ionis Pharmaceuticals, Inc.	1,324,935	0.1
33,540	(1)	IQVIA Holdings, Inc.	4,351,480	0.3
12,096	(1)	Jazz Pharmaceuticals PLC	2,033,700	0.1
21,003	(1)	Laboratory Corp. of America Holdings	3,647,801	0.2
9,276	(1)	Masimo Corp.	1,155,233	0.1
18,811	(1)	Mednax, Inc.	877,721	0.1
5,122	(1)	Mettler Toledo International, Inc.	3,119,196	0.2
12,626	(1)	Molina Healthcare, Inc.	1,877,486	0.1
105,506	(1)	Mylan NV	3,861,520	0.2
32,142	(1)	Nektar Therapeutics	1,959,376	0.1
18,334	(1)	Neurocrine Biosciences, Inc.	2,254,165	0.1
6,302	(1)	Penumbra, Inc.	943,409	0.1
22,636		PerkinElmer, Inc.	2,201,804	0.1
26,285		Perrigo Co. PLC	1,860,978	0.1
11,710	(1)	PRA Health Sciences, Inc.	1,290,325	0.1
10,731	(1)	Premier, Inc.	491,265	0.0
45,620	(1)	QIAGEN NV	1,728,086	0.1
27,935		Quest Diagnostics, Inc.	3,014,466	0.2
28,941		Resmed, Inc.	3,338,055	0.2
9,345	(1)	Sage Therapeutics, Inc.	1,319,981	0.1
12,910	(1)	Sarepta Therapeutics, Inc.	2,085,094	0.1
22,044	(1)	Seattle Genetics, Inc.	1,700,033	0.1
17,229		Steris PLC	1,970,998	0.1
9,361		Teleflex, Inc.	2,490,868	0.2
7,933	(1),(2)	Tesaro, Inc.	309,466	0.0
8,835	(1)	United Therapeutics Corp.	1,129,820	0.1
17,211		Universal Health Services, Inc.	2,200,254	0.1
18,827	(1)	Varian Medical Systems, Inc.	2,107,306	0.1
24,660	(1)	Veeva Systems, Inc.	2,684,734	0.2
15,751	(1)	Waters Corp.	3,066,405	0.2
10,255	(1)	WellCare Health Plans, Inc.	3,286,625	0.2
15,046		West Pharmaceutical Services, Inc.	1,857,730	0.1
41,931		Zimmer Biomet Holdings, Inc.	5,512,669	0.3
			161,833,041	10.2

		Industrials: 14.0%
8,204		Acuity Brands, Inc.	1,289,669	0.1
22,189	(2)	ADT, Inc.	208,355	0.0
32,849	(1)	AECOM	1,072,848	0.1
13,701		AGCO Corp.	832,884	0.1
19,978		Air Lease Corp.	916,591	0.1
24,692		Alaska Air Group, Inc.	1,700,291	0.1
19,535		Allegion Public Ltd.	1,769,285	0.1
23,587		Allison Transmission Holdings, Inc.	1,226,760	0.1
1,439		AMERCO	513,219	0.0
86,298		American Airlines Group, Inc.	3,566,696	0.2
46,920		Ametek, Inc.	3,712,310	0.2
29,245		AO Smith Corp.	1,560,806	0.1
88,888		Arconic, Inc.	1,956,425	0.1
9,265	(1)	Armstrong World Industries, Inc.	644,844	0.0
20,474		BWX Technologies, Inc.	1,280,444	0.1
12,015		Carlisle Cos., Inc.	1,463,427	0.1
28,460		CH Robinson Worldwide, Inc.	2,786,803	0.2
17,973		Cintas Corp.	3,555,239	0.2
10,592	(1)	Clean Harbors, Inc.	758,175	0.0
17,662	(1)	Colfax Corp.	636,892	0.0
6,428		Copa Holdings S.A.- Class A	513,212	0.0
41,715	(1)	Copart, Inc.	2,149,574	0.1
7,361	(1)	CoStar Group, Inc.	3,097,803	0.2
10,285		Crane Co.	1,011,530	0.1
31,444		Cummins, Inc.	4,593,025	0.3
9,046		Curtiss-Wright Corp.	1,243,101	0.1
26,732		Donaldson Co., Inc.	1,557,406	0.1
29,810		Dover Corp.	2,639,079	0.2
7,643		Dun & Bradstreet Corp.	1,089,204	0.1
24,606		Equifax, Inc.	3,212,805	0.2
35,774		Expeditors International Washington, Inc.	2,630,462	0.2
59,159		Fastenal Co.	3,432,405	0.2
26,924		Flowserve Corp.	1,472,474	0.1
28,865		Fluor Corp.	1,677,056	0.1
60,629	(2)	Fortive Corp.	5,104,962	0.3
29,206		Fortune Brands Home & Security, Inc.	1,529,226	0.1
21,873	(1)	Gardner Denver Holdings, Inc.	619,881	0.0
9,139	(1),(2)	Gates Industrial Corp. PLC	178,211	0.0
12,099	(1)	Genesee & Wyoming, Inc.	1,100,888	0.1
34,038		Graco, Inc.	1,577,321	0.1
12,000		GrafTech International Ltd.	234,120	0.0
24,410		Harris Corp.	4,130,416	0.3
38,169	(1)	HD Supply Holdings, Inc.	1,633,252	0.1
7,997		Heico Corp.	740,602	0.0
15,591		Heico Corp. - Class A	1,177,120	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,986		Hexcel Corp.	$1,205,961	0.1
11,241		Hubbell, Inc.	1,501,460	0.1
8,746		Huntington Ingalls Industries, Inc.	2,239,676	0.1
15,774		IDEX Corp.	2,376,511	0.2
78,687	(1)	IHS Markit Ltd.	4,245,951	0.3
50,438		Ingersoll-Rand PLC - Class A	5,159,807	0.3
17,946		ITT, Inc.	1,099,372	0.1
26,239		Jacobs Engineering Group, Inc.	2,007,283	0.1
17,926		JB Hunt Transport Services, Inc.	2,132,118	0.1
64,346	(1)	JetBlue Airways Corp.	1,245,739	0.1
21,070		Kansas City Southern	2,386,810	0.2
27,690		KAR Auction Services, Inc.	1,652,816	0.1
12,133	(1)	Kirby Corp.	997,939	0.1
26,517		Knight-Swift Transportation Holdings, Inc.	914,306	0.1
16,084		L3 Technologies, Inc.	3,419,780	0.2
8,600		Landstar System, Inc.	1,049,200	0.1
7,541		Lennox International, Inc.	1,646,954	0.1
12,952		Lincoln Electric Holdings, Inc.	1,210,235	0.1
16,360		Macquarie Infrastructure Co. LLC	754,687	0.0
13,315		Manpowergroup, Inc.	1,144,557	0.1
63,708		Masco Corp.	2,331,713	0.1
11,270	(1)	Middleby Corp.	1,457,775	0.1
9,203		MSC Industrial Direct Co.	810,876	0.1
73,396		Nielsen Holdings PLC	2,030,133	0.1
11,913		Nordson Corp.	1,654,716	0.1
33,106		nVent Electric PLC	899,159	0.1
13,555		Old Dominion Freight Line	2,185,879	0.1
14,969		Oshkosh Corp.	1,066,392	0.1
22,509		Owens Corning, Inc.	1,221,563	0.1
70,687		Paccar, Inc.	4,820,147	0.3
27,257		Parker Hannifin Corp.	5,013,380	0.3
32,561		Pentair PLC	1,411,519	0.1
30,759	(1)	Quanta Services, Inc.	1,026,735	0.1
8,889		Regal Beloit Corp.	732,898	0.0
45,257		Republic Services, Inc.	3,288,374	0.2
24,749		Robert Half International, Inc.	1,741,835	0.1
25,273		Rockwell Automation, Inc.	4,739,193	0.3
33,750		Rockwell Collins, Inc.	4,740,863	0.3
19,851		Rollins, Inc.	1,204,757	0.1
20,860		Roper Technologies, Inc.	6,178,941	0.4
10,710		Ryder System, Inc.	782,580	0.0
9,766		Schneider National, Inc.	243,955	0.0
34,448	(1)	Sensata Technologies Holding PLC	1,706,898	0.1
11,549		Snap-On, Inc.	2,120,396	0.1
23,248		Spirit Aerosystems Holdings, Inc.	2,131,144	0.1
31,815		Stanley Black & Decker, Inc.	4,658,989	0.3
17,049	(1)	Stericycle, Inc.	1,000,435	0.1
7,267	(1)	Teledyne Technologies, Inc.	1,792,624	0.1
13,965		Terex Corp.	557,343	0.0
51,189		Textron, Inc.	3,658,478	0.2
14,109		Timken Co.	703,334	0.0
21,578		Toro Co.	1,294,033	0.1
9,978	(1)	TransDigm Group, Inc.	3,714,809	0.2
37,866		TransUnion	2,786,180	0.2
29,943		Trinity Industries, Inc.	1,097,112	0.1
50,363	(1)	United Continental Holdings, Inc.	4,485,329	0.3
17,009	(1)	United Rentals, Inc.	2,782,672	0.2
23,712	(1)	Univar, Inc.	727,010	0.0
16,769	(1)	USG Corp.	726,265	0.0
4,540		Valmont Industries, Inc.	628,790	0.0
33,024	(1)	Verisk Analytics, Inc.	3,981,043	0.3
10,871	(1)	WABCO Holdings, Inc.	1,282,126	0.1
17,680		Wabtec Corp.	1,854,278	0.1
6,560		Watsco, Inc.	1,168,336	0.1
26,760	(1)	Welbilt, Inc.	558,749	0.0
9,659	(1)	Wesco International, Inc.	593,546	0.0
9,338		WW Grainger, Inc.	3,337,495	0.2
25,754	(1)	XPO Logistics, Inc.	2,940,334	0.2
36,891		Xylem, Inc.	2,946,484	0.2
			223,005,875	14.0

		Information Technology: 18.0%
11,254	(1)	2U, Inc.	846,188	0.0
187,021	(1)	Advanced Micro Devices, Inc.	5,777,079	0.4
34,146	(1)	Akamai Technologies, Inc.	2,497,780	0.2
9,926		Alliance Data Systems Corp.	2,344,124	0.1
29,408		Amdocs Ltd.	1,940,340	0.1
60,764		Amphenol Corp.	5,713,031	0.4
76,056		Analog Devices, Inc.	7,032,138	0.4
17,149	(1)	ANSYS, Inc.	3,201,375	0.2
11,708	(1)	Arista Networks, Inc.	3,112,689	0.2
34,954	(1)	ARRIS International PLC	908,454	0.1
17,901	(1)	Arrow Electronics, Inc.	1,319,662	0.1
14,702	(1)	Aspen Technology, Inc.	1,674,705	0.1
18,909	(1)	Atlassian Corp. PLC	1,817,911	0.1
45,163	(1)	Autodesk, Inc.	7,050,396	0.4
24,101		Avnet, Inc.	1,079,002	0.1
29,220	(1)	Black Knight, Inc.	1,517,979	0.1
28,651		Booz Allen Hamilton Holding Corp.	1,421,949	0.1
23,830		Broadridge Financial Solutions, Inc. ADR	3,144,368	0.2
64,607		CA, Inc.	2,852,399	0.2
57,375	(1)	Cadence Design Systems, Inc.	2,600,235	0.2
26,651		CDK Global, Inc.	1,667,287	0.1
30,495		CDW Corp.	2,711,615	0.2
4,858	(1),(2)	Ceridian HCM Holding, Inc.	204,182	0.0
27,850	(1)	Citrix Systems, Inc.	3,095,806	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
34,027		Cognex Corp.	$1,899,387	0.1
4,974	(1)	Coherent, Inc.	856,473	0.0
39,059	(1)	CommScope Holding Co., Inc.	1,201,455	0.1
39,194	(1)	Conduent, Inc.	882,649	0.0
16,747	(1)	CoreLogic, Inc.	827,469	0.0
164,244		Corning, Inc.	5,797,813	0.4
73,726		Cypress Semiconductor Corp.	1,068,290	0.1
41,122	(1)	Dell Technologies, Inc. Class V	3,993,769	0.2
6,815	(1),(2)	DocuSign, Inc.	358,265	0.0
12,817		Dolby Laboratories, Inc.	896,805	0.0
57,845		DXC Technology Co.	5,409,664	0.3
9,831	(1)	EchoStar Corp.	455,863	0.0
10,437	(1)	EPAM Systems, Inc.	1,437,175	0.1
10,129	(1)	Euronet Worldwide, Inc.	1,015,128	0.1
12,580	(1)	F5 Networks, Inc.	2,508,704	0.2
5,902	(1)	Fair Isaac Corp.	1,348,902	0.1
67,901		Fidelity National Information Services, Inc.	7,405,962	0.5
39,377	(1)	FireEye, Inc.	669,409	0.0
111,952	(1)	First Data Corp.	2,739,465	0.2
16,864	(1)	First Solar, Inc.	816,555	0.0
83,409	(1)	Fiserv, Inc.	6,871,233	0.4
18,069	(1)	FleetCor Technologies, Inc.	4,116,841	0.3
27,667		Flir Systems, Inc.	1,700,690	0.1
28,623	(1)	Fortinet, Inc.	2,641,044	0.2
18,226	(1)	Gartner, Inc.	2,888,821	0.2
30,315		Genpact Ltd.	927,942	0.1
32,705		Global Payments, Inc.	4,166,617	0.3
32,957	(1)	GoDaddy, Inc.	2,748,284	0.2
16,455	(1)	Guidewire Software, Inc.	1,662,120	0.1
7,417	(1)	IPG Photonics Corp.	1,157,571	0.1
33,880		Jabil, Inc.	917,470	0.1
15,840		Jack Henry & Associates, Inc.	2,535,667	0.2
70,235		Juniper Networks, Inc.	2,104,943	0.1
38,529	(1)	Keysight Technologies, Inc.	2,553,702	0.2
32,113		KLA-Tencor Corp.	3,266,213	0.2
32,437		Lam Research Corp.	4,920,693	0.3
29,440		Leidos Holdings, Inc.	2,036,070	0.1
4,957		Littelfuse, Inc.	980,941	0.1
10,576		LogMeIn, Inc.	942,322	0.1
13,438	(1)	Manhattan Associates, Inc.	733,715	0.0
112,431		Marvell Technology Group Ltd.	2,169,918	0.1
57,294		Maxim Integrated Products	3,230,809	0.2
47,360	(2)	Microchip Technology, Inc.	3,737,178	0.2
11,130		MKS Instruments, Inc.	892,070	0.0
8,355		Monolithic Power Systems, Inc.	1,048,803	0.1
33,371		Motorola Solutions, Inc.	4,342,902	0.3
22,724		National Instruments Corp.	1,098,251	0.1
24,275	(1)	NCR Corp.	689,653	0.0
55,168		NetApp, Inc.	4,738,380	0.3
58,734	(1)	Nuance Communications, Inc.	1,017,273	0.1
21,900	(1)	Nutanix, Inc.	935,568	0.1
17,635	(1)	Okta, Inc.	1,240,799	0.1
87,154	(1)	ON Semiconductor Corp.	1,606,248	0.1
18,447	(1)	Palo Alto Networks, Inc.	4,155,371	0.3
66,096		Paychex, Inc.	4,867,970	0.3
10,211	(1)	Paycom Software, Inc.	1,586,892	0.1
7,741		Pegasystems, Inc.	484,587	0.0
4,914	(1)	Pluralsight, Inc.	157,248	0.0
10,347	(1)	Proofpoint, Inc.	1,100,197	0.1
24,032	(1)	PTC, Inc.	2,551,958	0.2
33,834	(1)	Pure Storage, Inc.	877,992	0.0
25,997	(1)	Qorvo, Inc.	1,998,909	0.1
14,718	(1)	RealPage, Inc.	969,916	0.1
36,458	(1)	Red Hat, Inc.	4,968,496	0.3
13,653	(1)	RingCentral, Inc.	1,270,412	0.1
52,281		Sabre Corp.	1,363,488	0.1
36,065	(1)	ServiceNow, Inc.	7,055,396	0.4
36,777		Skyworks Solutions, Inc.	3,336,042	0.2
29,819	(1)	Splunk, Inc.	3,605,415	0.2
58,892	(1)	Square, Inc.	5,830,897	0.4
42,441		SS&C Technologies Holdings, Inc.	2,411,922	0.1
7,350		Switch, Inc.	79,380	0.0
127,457		Symantec Corp.	2,712,285	0.2
30,462	(1)	Synopsys, Inc.	3,003,858	0.2
14,377	(1)	Tableau Software, Inc.	1,606,486	0.1
24,415	(1)	Teradata Corp.	920,690	0.1
38,339		Teradyne, Inc.	1,417,776	0.1
37,052		Total System Services, Inc.	3,658,514	0.2
51,326	(1)	Trimble, Inc.	2,230,628	0.1
14,731	(1)	Twilio, Inc.	1,270,991	0.1
7,734	(1)	Tyler Technologies, Inc.	1,895,294	0.1
3,958	(2)	Ubiquiti Networks, Inc.	391,288	0.0
6,252	(1)	Ultimate Software Group, Inc.	2,014,332	0.1
8,750	(2)	Universal Display Corp.	1,031,625	0.1
21,671	(1)	VeriSign, Inc.	3,469,961	0.2
22,363		Versum Materials, Inc.	805,292	0.0
61,600		Western Digital Corp.	3,606,064	0.2
92,067		Western Union Co.	1,754,797	0.1
8,487	(1)	WEX, Inc.	1,703,850	0.1
29,892	(1)	Workday, Inc.	4,363,634	0.3
61,633	(1)	Worldpay, Inc.	6,241,574	0.4
45,920		Xerox Corp.	1,238,922	0.1
52,442		Xilinx, Inc.	4,204,275	0.3
10,857	(1)	Zebra Technologies Corp.	1,919,843	0.1
21,422	(1)	Zendesk, Inc.	1,520,962	0.1
			285,396,076	18.0

		Materials: 5.0%
22,205		Albemarle Corp.	2,215,615	0.1
38,455	(1)	Alcoa Corp.	1,553,582	0.1
12,793		Aptargroup, Inc.	1,378,318	0.1
3,801		Ardagh Group SA	63,439	0.0
12,824		Ashland Global Holdings, Inc.	1,075,421	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
18,050		Avery Dennison Corp.	$1,955,717	0.1
43,494	(1)	Axalta Coating Systems Ltd.	1,268,285	0.1
69,711		Ball Corp.	3,066,587	0.2
18,629		Bemis Co., Inc.	905,369	0.1
27,096	(1)	Berry Plastics Group, Inc.	1,311,175	0.1
12,479		Cabot Corp.	782,683	0.0
27,935		Celanese Corp.	3,184,590	0.2
47,997		CF Industries Holdings, Inc.	2,612,957	0.2
36,637		Chemours Co.	1,444,963	0.1
26,599	(1)	Crown Holdings, Inc.	1,276,752	0.1
12,845		Domtar Corp.	670,124	0.0
9,535		Eagle Materials, Inc.	812,763	0.0
29,286		Eastman Chemical Co.	2,803,256	0.2
27,594		FMC Corp.	2,405,645	0.1
297,985		Freeport-McMoRan, Inc.	4,147,951	0.3
63,645		Graphic Packaging Holding Co.	891,666	0.1
44,810		Huntsman Corp.	1,220,176	0.1
18,622		International Flavors & Fragrances, Inc.	2,590,693	0.2
84,188		International Paper Co.	4,137,840	0.3
12,933		Martin Marietta Materials, Inc.	2,353,159	0.1
72,269		Mosaic Co.	2,347,297	0.1
1,590		NewMarket Corp.	644,761	0.0
109,769		Newmont Mining Corp.	3,315,024	0.2
65,505		Nucor Corp.	4,156,292	0.3
34,333		Olin Corp.	881,671	0.1
32,765	(1)	Owens-Illinois, Inc.	615,654	0.0
19,237		Packaging Corp. of America	2,110,107	0.1
45,667	(1)	Platform Specialty Products Corp.	569,467	0.0
14,437		Reliance Steel & Aluminum Co.	1,231,332	0.1
13,406		Royal Gold, Inc.	1,033,066	0.1
27,021		RPM International, Inc.	1,754,744	0.1
8,272		Scotts Miracle-Gro Co.	651,255	0.0
32,575		Sealed Air Corp.	1,307,886	0.1
15,916		Silgan Holdings, Inc.	442,465	0.0
20,232		Sonoco Products Co.	1,122,876	0.1
46,561		Steel Dynamics, Inc.	2,104,092	0.1
36,279		United States Steel Corp.	1,105,784	0.1
40,200		Valvoline, Inc.	864,702	0.0
27,061		Vulcan Materials Co.	3,009,183	0.2
7,487		Westlake Chemical Corp.	622,245	0.0
52,313		WestRock Co.	2,795,607	0.2
13,663		WR Grace & Co.	976,358	0.1
			79,790,594	5.0

		Real Estate: 8.3%
21,522		Alexandria Real Estate Equities, Inc.	2,707,252	0.2
28,027		American Campus Communities, Inc.	1,153,591	0.1
53,199		American Homes 4 Rent	1,164,526	0.1
32,127		Apartment Investment & Management Co. - Class A	1,417,764	0.1
44,569		Apple Hospitality REIT, Inc.	779,512	0.0
28,428		AvalonBay Communities, Inc.	5,149,732	0.3
31,804		Boston Properties, Inc.	3,914,754	0.2
36,131		Brandywine Realty Trust	567,979	0.0
62,066		Brixmor Property Group, Inc.	1,086,776	0.1
48,859		Brookfield Property Partners LP	1,020,655	0.1
32,160		Brookfield Property REIT, Inc.	673,109	0.0
18,270		Camden Property Trust	1,709,524	0.1
65,409	(1)	CBRE Group, Inc.	2,884,537	0.2
100,201		Colony Capital, Inc.	610,224	0.0
24,340		Columbia Property Trust, Inc.	575,398	0.0
7,486		Coresite Realty Corp.	831,994	0.1
20,968		Corporate Office Properties Trust SBI MD	625,475	0.0
38,145		CubeSmart	1,088,277	0.1
21,347		CyrusOne, Inc.	1,353,400	0.1
31,447		DDR Corp.	421,075	0.0
42,327		Digital Realty Trust, Inc.	4,760,941	0.3
33,044		Douglas Emmett, Inc.	1,246,420	0.1
73,423		Duke Realty Corp.	2,083,010	0.1
28,157		Empire State Realty Trust, Inc.	467,688	0.0
15,171		EPR Properties	1,037,848	0.1
24,158	(1)	Equity Commonwealth	775,230	0.0
17,418		Equity Lifestyle Properties, Inc.	1,679,966	0.1
73,901		Equity Residential	4,896,680	0.3
13,534		Essex Property Trust, Inc.	3,338,973	0.2
25,111		Extra Space Storage, Inc.	2,175,617	0.1
14,992		Federal Realty Investment Trust	1,896,038	0.1
43,810		Forest City Realty Trust, Inc.	1,099,193	0.1
41,480		Gaming and Leisure Properties, Inc.	1,462,170	0.1
96,821		HCP, Inc.	2,548,329	0.2
42,437		Healthcare Trust of America, Inc.	1,131,795	0.1
20,914		Highwoods Properties, Inc.	988,396	0.1
33,484		Hospitality Properties Trust	965,678	0.1
150,489		Host Hotels & Resorts, Inc.	3,175,318	0.2
7,985	(1)	Howard Hughes Corp.	991,897	0.1
31,714		Hudson Pacific Properties, Inc.	1,037,682	0.1
61,468		Invitation Homes, Inc.	1,408,232	0.1
58,346		Iron Mountain, Inc.	2,014,104	0.1
21,523		JBG Smith Properties	792,692	0.1
9,331		Jones Lang LaSalle, Inc.	1,346,650	0.1
19,940		Kilroy Realty Corp.	1,429,499	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
83,670		Kimco Realty Corp.	$1,400,636	0.1
17,112		Lamar Advertising Co.	1,331,314	0.1
30,343		Liberty Property Trust	1,281,992	0.1
9,429		Life Storage, Inc.	897,264	0.1
27,986		Macerich Co.	1,547,346	0.1
74,662		Medical Properties Trust, Inc.	1,113,210	0.1
23,342		Mid-America Apartment Communities, Inc.	2,338,401	0.1
32,151		National Retail Properties, Inc.	1,441,008	0.1
40,242	(2)	Omega Healthcare Investors, Inc.	1,318,730	0.1
28,513		Outfront Media, Inc.	568,834	0.0
42,653		Paramount Group, Inc.	643,634	0.0
41,355		Park Hotels & Resorts, Inc.	1,357,271	0.1
26,535		Rayonier, Inc.	897,148	0.1
25,401	(2)	Realogy Holdings Corp.	524,277	0.0
59,722		Realty Income Corp.	3,397,585	0.2
31,264		Regency Centers Corp.	2,021,843	0.1
45,083		Retail Properties of America, Inc.	549,562	0.0
3,140	(1)	Retail Value, Inc.	102,647	0.0
23,450	(1)	SBA Communications Corp.	3,766,773	0.2
48,387		Senior Housing Properties Trust	849,676	0.1
17,215		SL Green Realty Corp.	1,678,979	0.1
88,032		Spirit Realty Capital, Inc.	709,538	0.0
38,077		STORE Capital Corp.	1,058,160	0.1
17,127		Sun Communities, Inc.	1,739,076	0.1
12,190		Taubman Centers, Inc.	729,328	0.0
54,521		UDR, Inc.	2,204,284	0.1
33,925	(1)	Uniti Group, Inc.	683,589	0.0
73,300		Ventas, Inc.	3,986,054	0.3
199,565		VEREIT, Inc.	1,448,842	0.1
76,319		VICI Properties, Inc.	1,650,017	0.1
35,486		Vornado Realty Trust	2,590,478	0.2
24,572		Weingarten Realty Investors	731,263	0.0
76,651		Welltower, Inc.	4,930,192	0.3
155,944		Weyerhaeuser Co.	5,032,313	0.3
21,779		WP Carey, Inc.	1,400,607	0.1
			132,407,471	8.3

		Utilities: 5.9%
136,092		AES Corp.	1,905,288	0.1
47,658		Alliant Energy Corp.	2,028,801	0.1
50,068		Ameren Corp.	3,165,299	0.2
37,192		American Water Works Co., Inc.	3,271,780	0.2
36,628		Aqua America, Inc.	1,351,573	0.1
22,403		Atmos Energy Corp.	2,103,866	0.1
11,544		Avangrid, Inc.	553,304	0.0
101,622		Centerpoint Energy, Inc.	2,809,848	0.2
57,985		CMS Energy Corp.	2,841,265	0.2
64,011		Consolidated Edison, Inc.	4,876,998	0.3
37,240		DTE Energy Co.	4,064,001	0.3
65,432		Edison International	4,428,438	0.3
37,230		Entergy Corp.	3,020,470	0.2
55,763		Evergy, Inc.	3,062,504	0.2
65,198		Eversource Energy	4,005,765	0.3
100,095		FirstEnergy Corp.	3,720,531	0.2
22,271		Hawaiian Electric Industries	792,625	0.0
39,919		MDU Resources Group, Inc.	1,025,519	0.1
16,709		National Fuel Gas Co.	936,707	0.1
74,617		NiSource, Inc.	1,859,456	0.1
62,392		NRG Energy, Inc.	2,333,461	0.1
41,045		OGE Energy Corp.	1,490,754	0.1
106,464		PG&E Corp.	4,898,409	0.3
22,981		Pinnacle West Capital Corp.	1,819,636	0.1
144,246		PPL Corp.	4,220,638	0.3
103,707		Public Service Enterprise Group, Inc.	5,474,693	0.3
29,329		SCANA Corp.	1,140,605	0.1
56,369		Sempra Energy	6,411,974	0.4
35,549		UGI Corp.	1,972,258	0.1
17,124		Vectren Corp.	1,224,195	0.1
84,354	(1)	Vistra Energy Corp.	2,098,727	0.1
64,870		WEC Energy Group, Inc.	4,330,721	0.3
104,759		Xcel Energy, Inc.	4,945,672	0.3
			94,185,781	5.9

	Total Common Stock
	(Cost $769,485,891)		1,575,456,956	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(4): 2.1%
7,668,888	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $7,670,319, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,822,266, due 10/25/18-08/20/68)	7,668,888	0.5
1,612,626	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,612,924, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $1,644,879, due 05/23/19-09/09/49)	1,612,626	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
7,668,888	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $7,670,319, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,822,266, due 09/30/18-08/20/68)	$7,668,888	0.5
7,668,888	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $7,670,313, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,822,266, due 10/04/18-09/09/49)	7,668,888	0.5
7,668,888	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $7,670,470, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,823,359, due 04/15/20-02/15/48)	7,668,888	0.5
		32,288,178	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
11,599,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $11,599,000)	11,599,000	0.7

	Total Short-Term Investments
	(Cost $43,887,178)	43,887,178	2.8

	Total Investments in Securities (Cost $813,373,069)	$1,619,344,134	102.0
	Liabilities in Excess of Other Assets	(32,373,710)	(2.0)
	Net Assets	$1,586,970,424	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,575,456,956	$–	$–	$1,575,456,956
Short-Term Investments	11,599,000	32,288,178	–	43,887,178
Total Investments, at fair value	$1,587,055,956	$32,288,178	$–	$1,619,344,134
Liabilities Table
Other Financial Instruments+
Futures	$(122,155)	$–	$–	$(122,155)
Total Liabilities	$(122,155)	$–	$–	$(122,155)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	71	12/21/18	$14,378,920	$(122,155)
			$14,378,920	$(122,155)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$122,155
Total Liability Derivatives		$122,155

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $823,968,409.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$834,858,515
Gross Unrealized Depreciation	(39,604,945)

Net Unrealized Appreciation	$795,253,570

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 3.2%
21,569	(1)	AMC Entertainment Holdings, Inc.	$442,164	0.1
4,399		ATN International, Inc.	324,998	0.0
15,851	(2)	Boingo Wireless, Inc.	553,200	0.1
2,714	(1),(2)	Boston Omaha Corp.	81,149	0.0
2,794	(2)	Cardlytics, Inc.	69,962	0.0
7,603	(2)	Care.com, Inc.	168,102	0.0
18,737	(2)	Cargurus, Inc.	1,043,464	0.1
29,576	(2)	Cars.com, Inc.	816,593	0.1
40,362	(1),(2)	Central European Media Enterprises Ltd.	151,358	0.0
17,941	(2)	Cincinnati Bell, Inc.	286,159	0.0
14,582		Clear Channel Outdoor Holdings, Inc.	86,763	0.0
16,868		Cogent Communications Holdings, Inc.	941,234	0.1
27,535	(1)	Consolidated Communications Holdings, Inc.	359,056	0.0
691	(1),(2)	Daily Journal Corp.	166,531	0.0
9,283		Emerald Expositions Events, Inc.	152,984	0.0
52,963	(1)	Entercom Communications Corp.	418,408	0.1
28,885		Entravision Communications Corp.	141,537	0.0
12,478	(1),(2)	Eros International PLC	150,360	0.0
19,617		EW Scripps Co.	323,681	0.0
37,012	(1)	Frontier Communications Corp.	240,208	0.0
44,726		Gannett Co., Inc.	447,707	0.1
44,096	(2)	Glu Mobile, Inc.	328,515	0.0
23,826	(1),(2)	Gogo, Inc.	123,657	0.0
32,348	(2)	Gray Television, Inc.	566,090	0.1
21,519	(2)	Imax Corp.	555,190	0.1
17,491	(2)	Intelsat SA	524,730	0.1
38,204	(2)	Iridium Communications, Inc.	859,590	0.1
19,446	(2)	Liberty Media Corp. - Braves C	529,904	0.1
28,439	(2)	Liberty TripAdvisor Holdings, Inc.	422,319	0.1
16,384	(2)	Liberty Latin America Ltd. - Class A	341,443	0.0
43,871	(2)	Liberty Latin America Ltd. - Class C	905,059	0.1
6,043	(2)	Loral Space & Communications, Inc.	274,352	0.0
9,325		Marcus Corp.	392,116	0.1
25,906	(2)	MDC Partners, Inc.	107,510	0.0
28,570	(1),(2)	Meet Group, Inc./The	141,422	0.0
15,657	(1)	Meredith Corp.	799,290	0.1
24,148	(2)	MSG Networks, Inc.	623,018	0.1
31,149		National CineMedia, Inc.	329,868	0.0
23,267		New Media Investment Group, Inc.	365,059	0.0
51,754		New York Times Co.	1,198,105	0.1
17,971		Nexstar Media Group, Inc.	1,462,839	0.2
34,155	(1),(2)	NII Holdings, Inc.	200,148	0.0
8,192	(2)	Ooma, Inc.	135,987	0.0
28,144	(2)	Orbcomm, Inc.	305,644	0.0
99,925	(1),(2)	Pandora Media, Inc.	950,287	0.1
4,289	(2)	pdvWireless, Inc.	145,397	0.0
15,787	(2)	QuinStreet, Inc.	214,230	0.0
8,336	(2)	Rosetta Stone, Inc.	165,803	0.0
11,559		Scholastic Corp.	539,690	0.1
19,547		Shenandoah Telecommunications Co.	757,446	0.1
28,714		Sinclair Broadcast Group, Inc.	814,042	0.1
8,901		Spok Holdings, Inc.	137,075	0.0
8,126	(2)	TechTarget, Inc.	157,807	0.0
79,264		TEGNA, Inc.	947,997	0.1
8,604	(2)	tronc, Inc.	140,503	0.0
33,777	(2)	TrueCar, Inc.	476,256	0.1
87,233	(2)	Vonage Holdings Corp.	1,235,219	0.1
10,928	(1),(2)	WideOpenWest, Inc.	122,503	0.0
15,056	(1),(2)	Windstream Holdings, Inc.	73,774	0.0
17,159		World Wrestling Entertainment, Inc.	1,659,790	0.2
11,968	(2)	XO Group, Inc.	412,657	0.1
32,511	(2)	Yelp, Inc.	1,599,541	0.2
			29,407,490	3.2

		Consumer Discretionary: 12.0%
10,505	(2)	1-800-Flowers.com, Inc.	123,959	0.0
27,364		Aarons, Inc.	1,490,243	0.2
27,123		Abercrombie & Fitch Co.	572,838	0.1
11,859		Acushnet Holdings Corp.	325,292	0.0
24,455	(2)	Adtalem Global Education, Inc.	1,178,731	0.1
42,889	(2)	American Axle & Manufacturing Holdings, Inc.	747,984	0.1
64,232		American Eagle Outfitters, Inc.	1,594,881	0.2
21,538	(2)	American Outdoor Brands Corp.	334,485	0.0
6,759	(2)	American Public Education, Inc.	223,385	0.0
3,143	(2)	America's Car-Mart, Inc.	245,783	0.0
7,742	(2)	Asbury Automotive Group, Inc.	532,262	0.1
71,577	(2)	Ascena Retail Group, Inc.	327,107	0.0
15,522	(2)	At Home Group, Inc.	489,409	0.1
5,583	(2)	AV Homes, Inc.	111,660	0.0
16,588	(2)	Barnes & Noble Education, Inc.	95,547	0.0
25,241		Barnes & Noble, Inc.	146,398	0.0
5,200		Bassett Furniture Industries, Inc.	110,500	0.0
20,414		BBX Capital Corp.	151,472	0.0
13,471	(2)	Beazer Homes USA, Inc.	141,445	0.0
50,105	(1)	Bed Bath & Beyond, Inc.	751,575	0.1
39,368	(2)	Belmond Ltd.	718,466	0.1
7,936	(1)	Big 5 Sporting Goods Corp.	40,474	0.0
15,704		Big Lots, Inc.	656,270	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
46	(2)	Biglari Holdings, Inc. - Class A	$42,412	0.0
464	(2)	Biglari Holdings, Inc. - Class B	84,146	0.0
8,235		BJ's Restaurants, Inc.	594,567	0.1
32,802		Bloomin Brands, Inc.	649,152	0.1
5,638	(1),(2)	Bojangles', Inc.	88,517	0.0
9,503	(2)	Boot Barn Holdings, Inc.	269,980	0.0
33,912	(1)	Boyd Gaming Corp.	1,147,921	0.1
17,309	(1)	Brinker International, Inc.	808,850	0.1
12,082	(1)	Buckle, Inc.	278,490	0.0
17,100		Caleres, Inc.	613,206	0.1
38,450		Callaway Golf Co.	933,950	0.1
6,626	(2)	Cambium Learning Group, Inc.	78,452	0.0
13,200	(1)	Camping World Holdings, Inc.	281,424	0.0
29,431	(2)	Career Education Corp.	439,405	0.1
16,122	(1),(2)	Carrols Restaurant Group, Inc.	235,381	0.0
12,560	(1),(2)	Carvana Co.	742,170	0.1
10,058		Cato Corp.	211,419	0.0
3,493	(2)	Cavco Industries, Inc.	883,729	0.1
10,370	(2)	Century Communities, Inc.	272,212	0.0
16,485	(1)	Cheesecake Factory	882,607	0.1
41,189	(2)	Chegg, Inc.	1,171,003	0.1
50,711		Chico's FAS, Inc.	439,664	0.1
6,352		Childrens Place, Inc./The	811,786	0.1
4,919		Churchill Downs, Inc.	1,366,006	0.2
7,536	(2)	Chuy's Holdings, Inc.	197,820	0.0
6,165		Citi Trends, Inc.	177,367	0.0
7,737	(1),(2)	Conn's, Inc.	273,503	0.0
8,790	(2)	Container Store Group, Inc.	97,569	0.0
19,748		Cooper Tire & Rubber Co.	558,868	0.1
6,936	(2)	Cooper-Standard Holdings, Inc.	832,181	0.1
18,649		Core-Mark Holding Co., Inc.	633,320	0.1
7,193	(1)	Cracker Barrel Old Country Store, Inc.	1,058,306	0.1
28,015	(2)	CROCS, Inc.	596,439	0.1
5,604		Culp, Inc.	135,617	0.0
55,343		Dana, Inc.	1,033,254	0.1
15,916		Dave & Buster's Entertainment, Inc.	1,053,958	0.1
11,938	(2)	Deckers Outdoor Corp.	1,415,608	0.2
9,797	(2)	Del Frisco's Restaurant Group, Inc.	81,315	0.0
12,007	(2)	Del Taco Restaurants, Inc.	141,803	0.0
29,095	(2)	Denny's Corp.	428,278	0.1
4,661	(1)	Dillard's, Inc.	355,821	0.0
6,908		Dine Brands Global, Inc.	561,689	0.1
10,629	(2)	Dorman Products, Inc.	817,583	0.1
24,295	(2)	Drive Shack, Inc.	144,798	0.0
25,771		DSW, Inc.	873,121	0.1
4,639	(2)	Duluth Holdings, Inc.	145,943	0.0
9,713	(2)	El Pollo Loco Holdings, Inc.	121,898	0.0
25,280	(1),(2)	Eldorado Resorts, Inc.	1,228,608	0.1
9,990		Ethan Allen Interiors, Inc.	207,292	0.0
48,104	(2)	Etsy, Inc.	2,471,584	0.3
29,908	(2)	Express, Inc.	330,782	0.0
10,977	(2)	Fiesta Restaurant Group, Inc.	293,635	0.0
21,947	(2)	Five Below, Inc.	2,854,427	0.3
3,544		Flexsteel Industries, Inc.	105,399	0.0
17,895	(2)	Fossil Group, Inc.	416,596	0.1
14,164	(2)	Fox Factory Holding Corp.	992,188	0.1
14,857	(2)	Francesca's Holdings Corp.	55,119	0.0
3,582	(2)	Funko, Inc.	84,858	0.0
3,982	(2)	Gaia, Inc.	61,323	0.0
37,620	(1)	GameStop Corp.	574,457	0.1
7,941	(2)	Genesco, Inc.	374,021	0.0
15,039	(2)	Gentherm, Inc.	683,523	0.1
17,337	(2)	G-III Apparel Group Ltd.	835,470	0.1
34,003	(1),(2)	GNC Holdings, Inc.	140,772	0.0
6,938	(2)	Golden Entertainment, Inc.	166,581	0.0
43,017	(1),(2)	GoPro, Inc.	309,722	0.0
12,287	(2)	Green Brick Partners, Inc.	124,099	0.0
7,886		Group 1 Automotive, Inc.	511,801	0.1
170,112	(2)	Groupon, Inc.	641,322	0.1
23,262		Guess?, Inc.	525,721	0.1
7,157	(2)	Habit Restaurants, Inc.	114,154	0.0
2,652		Hamilton Beach Brands Holding Co.	58,185	0.0
8,866		Haverty Furniture Cos., Inc.	195,939	0.0
10,620	(2)	Helen of Troy Ltd.	1,390,158	0.2
8,399	(2)	Hibbett Sports, Inc.	157,901	0.0
4,832		Hooker Furniture Corp.	163,322	0.0
44,092	(2)	Houghton Mifflin Harcourt Co.	308,644	0.0
50,228	(2)	Hovnanian Enterprises, Inc.	80,365	0.0
13,816	(2)	Hudson Ltd.	311,689	0.0
9,038	(2)	Installed Building Products, Inc.	352,482	0.0
10,246		International Speedway Corp.	448,775	0.1
10,773	(1),(2)	iRobot Corp.	1,184,168	0.1
7,979	(2)	J Alexander's Holdings, Inc.	94,950	0.0
8,169	(2)	J. Jill, Inc.	50,484	0.0
10,744		Jack in the Box, Inc.	900,670	0.1
125,969	(1),(2)	JC Penney Co., Inc.	209,109	0.0
1,971		Johnson Outdoors, Inc.	183,283	0.0
16,239	(2)	K12, Inc.	287,430	0.0
34,329		KB Home	820,806	0.1
7,089	(2)	Kirkland's, Inc.	71,528	0.0
5,493	(1),(2)	Lands' End, Inc.	96,402	0.0
26,673	(2)	Laureate Education Inc.- Class A	411,831	0.1
19,007		La-Z-Boy, Inc.	600,621	0.1
9,647		LCI Industries	798,772	0.1
6,865	(2)	Leaf Group Ltd.	68,650	0.0
7,379	(1),(2)	LGI Homes, Inc.	350,060	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
20,747	(2)	Liberty Expedia Holdings, Inc.	$975,939	0.1
6,146		Lifetime Brands, Inc.	66,991	0.0
11,618	(2)	Liquidity Services, Inc.	73,774	0.0
9,385		Lithia Motors, Inc.	766,379	0.1
11,259	(1),(2)	Lumber Liquidators Holdings, Inc.	174,402	0.0
11,208	(2)	M/I Homes, Inc.	268,207	0.0
8,735	(2)	Malibu Boats, Inc.	477,979	0.1
9,346	(2)	MarineMax, Inc.	198,603	0.0
15,638		Marriott Vacations Worldwide Corp.	1,747,547	0.2
6,941	(2)	MCBC Holdings, Inc.	249,043	0.0
18,069		MDC Holdings, Inc.	534,481	0.1
15,256	(2)	Meritage Homes Corp.	608,714	0.1
20,616	(2)	Modine Manufacturing Co.	307,178	0.0
3,433	(2)	Monarch Casino & Resort, Inc.	156,030	0.0
12,563		Monro, Inc.	874,385	0.1
8,284	(2)	Motorcar Parts of America, Inc.	194,260	0.0
6,857		Movado Group, Inc.	287,308	0.0
11,599	(2)	Murphy USA, Inc.	991,251	0.1
1,128		Nathan's Famous, Inc.	92,947	0.0
19,427	(2)	National Vision Holdings, Inc.	876,935	0.1
13,560	(2)	Nautilus, Inc.	189,162	0.0
6,208	(2)	Noodles & Co.	75,117	0.0
12,247		NutriSystem, Inc.	453,751	0.1
216,388		Office Depot, Inc.	694,605	0.1
19,014	(2)	Ollie's Bargain Outlet Holdings, Inc.	1,827,245	0.2
8,133	(1),(2)	Overstock.com, Inc.	225,284	0.0
6,623		Oxford Industries, Inc.	597,395	0.1
8,559	(1)	Papa John's International, Inc.	438,906	0.1
14,507	(1),(2)	Party City Holdco, Inc.	196,570	0.0
34,329	(2)	Penn National Gaming, Inc.	1,130,111	0.1
6,571	(2)	Perry Ellis International, Inc.	179,585	0.0
8,188	(1)	PetMed Express, Inc.	270,286	0.0
30,054		Pier 1 Imports, Inc.	45,081	0.0
22,423	(2)	Pinnacle Entertainment, Inc.	755,431	0.1
35,740	(2)	Planet Fitness, Inc.	1,931,032	0.2
7,105	(2)	PlayAGS, Inc.	209,384	0.0
11,413	(2)	Potbelly Corp.	140,380	0.0
30,940	(2)	Quotient Technology, Inc.	479,570	0.1
3,183		RCI Hospitality Holdings, Inc.	94,249	0.0
5,310	(2)	Red Robin Gourmet Burgers, Inc.	213,197	0.0
28,228		Red Rock Resorts, Inc.	752,276	0.1
16,092	(2)	Regis Corp.	328,760	0.0
13,820	(1),(2)	Remark Holdings, Inc.	44,086	0.0
17,248	(2)	Rent-A-Center, Inc.	248,026	0.0
7,752	(1),(2)	RH	1,015,590	0.1
2,653		Rocky Brands, Inc.	75,080	0.0
17,006	(2)	Roku, Inc.	1,241,948	0.1
13,330		Ruth's Hospitality Group, Inc.	420,562	0.1
45,071	(1),(2)	Sally Beauty Holdings, Inc.	828,856	0.1
22,070	(2)	Scientific Games Corp.	560,578	0.1
22,771	(2)	SeaWorld Entertainment, Inc.	715,693	0.1
9,415	(2)	Shake Shack, Inc.	593,239	0.1
3,650		Shoe Carnival, Inc.	140,525	0.0
13,513	(2)	Shutterfly, Inc.	890,372	0.1
7,575		Shutterstock, Inc.	413,444	0.1
22,989		Signet Jewelers Ltd.	1,515,665	0.2
12,091		Skyline Corp.	345,440	0.0
13,954	(2)	Sleep Number Corp.	513,228	0.1
10,674		Sonic Automotive, Inc.	206,542	0.0
14,414		Sonic Corp.	624,703	0.1
4,573	(1),(2)	Sonos, Inc.	73,351	0.0
15,026	(2)	Sotheby's	739,129	0.1
6,307		Speedway Motorsports, Inc.	112,580	0.0
17,638	(1),(2)	Sportsman's Warehouse Holdings, Inc.	103,182	0.0
6,829	(2)	Stamps.com, Inc.	1,544,720	0.2
8,677		Standard Motor Products, Inc.	427,082	0.1
23,005		Steven Madden Ltd.	1,216,965	0.1
11,505	(2)	Stoneridge, Inc.	341,929	0.0
8,645		Strategic Education, Inc.	1,184,624	0.1
6,533	(1)	Sturm Ruger & Co., Inc.	451,104	0.1
10,627		Superior Industries International	181,190	0.0
19,841		Tailored Brands, Inc.	499,795	0.1
41,591	(2)	Taylor Morrison Home Corp.	750,302	0.1
18,873		Tenneco, Inc.	795,308	0.1
26,280		Texas Roadhouse, Inc.	1,820,941	0.2
14,617		Tile Shop Holdings, Inc.	104,512	0.0
5,225		Tilly's, Inc.	99,014	0.0
14,310	(2)	TopBuild Corp.	813,094	0.1
8,801		Tower International, Inc.	266,230	0.0
6,373	(2)	Town Sports International Holdings, Inc.	55,126	0.0
59,481	(2)	TRI Pointe Group, Inc.	737,564	0.1
18,660		Tupperware Brands Corp.	624,177	0.1
3,287	(1),(2)	Turtle Beach Corp.	65,543	0.0
7,657	(2)	Unifi, Inc.	216,923	0.0
5,865	(2)	Universal Electronics, Inc.	230,788	0.0
9,419	(2)	Vera Bradley, Inc.	143,734	0.0
23,323	(2)	Vista Outdoor, Inc.	417,248	0.1
10,016	(1),(2)	Vuzix Corp.	65,605	0.0
15,174	(2)	Weight Watchers International, Inc.	1,092,376	0.1
3,766		Weyco Group, Inc.	132,488	0.0
11,655	(2)	William Lyon Homes	185,198	0.0
11,653		Wingstop, Inc.	795,550	0.1
12,415		Winnebago Industries	411,557	0.1
36,819		Wolverine World Wide, Inc.	1,437,782	0.2
11,015	(2)	Zagg, Inc.	162,471	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
8,068	(2)	Zoes Kitchen, Inc.	$102,625	0.0
8,060	(2)	Zumiez, Inc.	212,381	0.0
			110,029,847	12.0

		Consumer Staples: 2.6%
43,004	(2)	22nd Century Group, Inc.	120,841	0.0
11,528		Andersons, Inc.	434,029	0.1
26,303	(1)	B&G Foods, Inc.	722,017	0.1
14,037	(2)	BJ's Wholesale Club Holdings, Inc.	375,911	0.0
3,369	(2)	Boston Beer Co., Inc.	968,588	0.1
6,433	(1)	Calavo Growers, Inc.	621,428	0.1
12,251		Cal-Maine Foods, Inc.	591,723	0.1
52,875	(2)	Castle Brands, Inc.	56,576	0.0
19,008	(2)	Central Garden & Pet Co. - A	629,925	0.1
9,323	(2)	Chefs' Warehouse Holdings, Inc.	338,891	0.0
1,964		Coca-Cola Bottling Co. Consolidated	357,998	0.0
5,020	(2)	Craft Brew Alliance, Inc.	82,077	0.0
65,774	(2)	Darling Ingredients, Inc.	1,270,754	0.1
36,965		Dean Foods Co.	262,452	0.0
19,395	(2)	Edgewell Personal Care Co.	896,631	0.1
8,215	(1),(2)	elf Beauty, Inc.	104,577	0.0
4,078	(2)	Farmer Bros Co.	107,659	0.0
12,871		Fresh Del Monte Produce, Inc.	436,198	0.1
10,285	(2)	Freshpet, Inc.	377,460	0.0
37,294	(2)	Hostess Brands, Inc.	412,845	0.1
6,501		Ingles Markets, Inc.	222,659	0.0
7,407		Inter Parfums, Inc.	477,381	0.1
6,035		J&J Snack Foods Corp.	910,621	0.1
3,854		John B Sanfilippo & Son, Inc.	275,099	0.0
7,249		Lancaster Colony Corp.	1,081,623	0.1
12,937	(2)	Landec Corp.	186,293	0.0
4,058		Limoneira Co.	105,954	0.0
4,448		Medifast, Inc.	985,454	0.1
5,445		MGP Ingredients, Inc.	430,046	0.1
4,849	(1),(2)	National Beverage Corp.	565,490	0.1
3,842	(2)	Natural Grocers by Vitamin Cottage, Inc.	64,891	0.0
4,412		Natural Health Trends Corp.	102,711	0.0
38,991	(2)	Performance Food Group Co.	1,298,400	0.1
9,145		Pricesmart, Inc.	740,288	0.1
11,084	(2)	Primo Water Corp.	200,066	0.0
3,611	(2)	Pyxus International, Inc.	83,053	0.0
4,108	(1),(2)	Revlon, Inc. - Class A	91,608	0.0
406,267	(1),(2)	Rite Aid Corp.	520,022	0.1
8,304		Sanderson Farms, Inc.	858,385	0.1
3,682	(2)	Seneca Foods Corp.	124,083	0.0
17,210	(2)	Simply Good Foods Co/The	334,735	0.0
10,390	(1),(2)	Smart & Final Stores, Inc.	59,223	0.0
15,146		SpartanNash Co.	303,829	0.0
15,703	(2)	SUPERVALU, Inc.	505,951	0.1
7,922	(1)	Tootsie Roll Industries, Inc.	231,719	0.0
3,066		Turning Point Brands, Inc.	127,116	0.0
19,911	(2)	United Natural Foods, Inc.	596,334	0.1
9,995		Universal Corp.	649,675	0.1
4,956	(2)	USANA Health Sciences, Inc.	597,446	0.1
40,909		Vector Group Ltd.	563,726	0.1
5,692		WD-40 Co.	979,593	0.1
4,322		Weis Markets, Inc.	187,575	0.0
			23,629,629	2.6

		Energy: 4.7%
66,290	(2)	Abraxas Petroleum Corp.	154,456	0.0
32,964	(1),(2)	Alta Mesa Resources, Inc.	137,790	0.0
12,469	(1),(2)	Amyris, Inc.	99,004	0.0
7,543		Arch Coal, Inc.	674,344	0.1
53,421		Archrock, Inc.	651,736	0.1
14,753	(2)	Ardmore Shipping Corp.	95,894	0.0
8,014	(2)	Basic Energy Services, Inc.	80,060	0.0
8,669	(2)	Bonanza Creek Energy, Inc.	258,163	0.0
13,444	(1),(2)	Bristow Group, Inc.	163,076	0.0
24,182	(2)	C&J Energy Services, Inc.	502,986	0.1
14,710	(2)	Cactus, Inc.	563,099	0.1
17,824	(2)	California Resources Corp.	864,999	0.1
89,794	(2)	Callon Petroleum Co.	1,076,630	0.1
9,466	(2)	CARBO Ceramics, Inc.	68,628	0.0
32,253	(2)	Carrizo Oil & Gas, Inc.	812,776	0.1
54,979	(2)	Clean Energy Fuels Corp.	142,945	0.0
31,246	(2)	Cloud Peak Energy, Inc.	71,866	0.0
10,910	(2)	CONSOL Energy, Inc.	445,237	0.1
13,104	(1),(2)	Covia Holdings Corp.	117,543	0.0
6,056	(1)	CVR Energy, Inc.	243,572	0.0
9,493	(2)	Dawson Geophysical Co.	58,762	0.0
33,232		Delek US Holdings, Inc.	1,410,034	0.2
177,158	(2)	Denbury Resources, Inc.	1,098,380	0.1
40,811		DHT Holdings, Inc.	191,812	0.0
24,669	(1),(2)	Diamond Offshore Drilling	493,380	0.1
11,051	(2)	Dorian L.P.G Ltd.	88,076	0.0
15,093	(2)	Dril-Quip, Inc.	788,609	0.1
8,878	(2)	Earthstone Energy, Inc.	83,276	0.0
38,699	(2)	Eclipse Resources Corp.	46,052	0.0
34,207	(2)	Energy Fuels, Inc./Canada	112,199	0.0
13,897	(2)	Energy XXI Gulf Coast, Inc.	116,179	0.0
12,968	(2)	EP Energy Corp.	30,345	0.0
12,268	(2)	Era Group, Inc.	151,510	0.0
10,656		Evolution Petroleum Corp.	117,749	0.0
1	(2)	EXCO Resources, Inc.	–	–
13,886	(2)	Exterran Corp.	368,396	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
31,986	(2)	Forum Energy Technologies, Inc.	$331,055	0.0
27,272	(1)	Frank's International N.V.	236,721	0.0
32,821	(2)	Frontline Ltd./Bermuda	190,690	0.0
7,556	(2)	FTS International, Inc.	89,085	0.0
17,305		GasLog Ltd.	341,774	0.1
38,618		Golar LNG Ltd.	1,073,580	0.1
16,520		Green Plains, Inc.	284,144	0.0
66,136	(2)	Gulfport Energy Corp.	688,476	0.1
55,032	(1),(2)	Halcon Resources Corp.	245,993	0.0
58,279	(2)	Helix Energy Solutions Group, Inc.	575,797	0.1
43,255	(2)	HighPoint Resources Corp.	211,084	0.0
18,763	(2)	Independence Contract Drilling, Inc.	92,689	0.0
11,210	(2)	International Seaways, Inc.	224,424	0.0
4,070	(2)	ION Geophysical Corp.	63,288	0.0
24,570	(2)	Jagged Peak Energy, Inc.	339,803	0.0
21,572	(2)	Keane Group, Inc.	266,846	0.0
5,060	(2)	Key Energy Services, Inc.	57,886	0.0
8,072	(2)	KLX Energy Services Holdings, Inc.	258,385	0.0
55,466	(2)	Laredo Petroleum, Inc.	453,157	0.1
15,222	(1)	Liberty Oilfield Services, Inc.	328,339	0.0
20,088	(2)	Lilis Energy, Inc.	98,431	0.0
4,155	(1)	Mammoth Energy Services, Inc.	120,910	0.0
38,858	(2)	Matador Resources Co.	1,284,257	0.2
11,780	(2)	Matrix Service Co.	290,377	0.0
71,702	(2)	McDermott International, Inc.	1,321,468	0.2
5,684	(2)	Midstates Petroleum Co., Inc.	50,644	0.0
1,740		Nacco Industries, Inc.	56,985	0.0
7,783	(2)	Natural Gas Services Group, Inc.	164,221	0.0
5,430	(1),(2)	NCS Multistage Holdings, Inc.	89,649	0.0
38,876	(2)	Newpark Resources, Inc.	402,367	0.1
4,788	(2)	Nine Energy Service, Inc.	146,417	0.0
95,341	(2)	Noble Corp. PLC	670,247	0.1
57,665	(1)	Nordic American Tankers Ltd.	120,520	0.0
74,134	(2)	Northern Oil And Gas, Inc.	296,536	0.0
106,068	(2)	Oasis Petroleum, Inc.	1,504,044	0.2
21,161	(2)	Ocean Rig UDW, Inc.	732,594	0.1
36,533		Oceaneering International, Inc.	1,008,311	0.1
22,588	(2)	Oil States International, Inc.	749,922	0.1
21,710	(2)	Overseas Shipholding Group, Inc.	68,386	0.0
7,528		Panhandle Oil and Gas, Inc.	138,892	0.0
14,783	(2)	Par Pacific Holdings, Inc.	301,573	0.0
26,430	(2)	PDC Energy, Inc.	1,294,013	0.2
31,069		Peabody Energy Corp.	1,107,299	0.1
5,677	(2)	Penn Virginia Corp.	457,226	0.1
7,127	(2)	PHI, Inc.	66,566	0.0
33,278	(2)	Pioneer Energy Services Corp.	98,170	0.0
27,299	(2)	ProPetro Holding Corp.	450,161	0.1
16,160	(1),(2)	Renewable Energy Group, Inc.	465,408	0.1
8,982	(1),(2)	Resolute Energy Corp.	339,609	0.0
2,595	(2)	REX American Resources Corp.	196,052	0.0
6,545	(2)	RigNet, Inc.	133,191	0.0
22,706	(2)	Ring Energy, Inc.	225,016	0.0
49,538	(2)	Rowan Companies PLC	932,801	0.1
27,768	(1),(2)	Sanchez Energy Corp.	63,866	0.0
15,097	(2)	SandRidge Energy, Inc.	164,104	0.0
111,860	(1)	Scorpio Tankers, Inc.	224,839	0.0
7,276	(2)	SEACOR Holdings, Inc.	359,507	0.1
7,315	(2)	SEACOR Marine Holdings, Inc.	165,538	0.0
17,137	(2)	Select Energy Services, Inc.	202,902	0.0
30,278	(1)	SemGroup Corp. - Class A	667,630	0.1
29,365	(1)	Ship Finance International Ltd.	408,173	0.1
3,404	(2)	SilverBow Resources, Inc.	90,785	0.0
9,431	(1),(2)	Smart Sand Inc.	38,761	0.0
10,678	(2)	Solaris Oilfield Infrastructure, Inc.	201,707	0.0
226,170	(2)	Southwestern Energy Co.	1,155,729	0.1
97,477	(2)	SRC Energy, Inc.	866,571	0.1
61,287	(2)	Superior Energy Services	596,935	0.1
8,160	(2)	Talos Energy, Inc.	267,811	0.0
27,413	(1)	Teekay Corp.	184,764	0.0
63,186		Teekay Tankers Ltd. Class A	62,415	0.0
32,181	(1),(2)	Tellurian, Inc.	288,664	0.0
49,988	(2)	Tetra Technologies, Inc.	225,446	0.0
8,459	(1),(2)	Tidewater, Inc.	263,836	0.0
72,859	(1),(2)	Ultra Petroleum Corp.	81,602	0.0
21,551	(2)	Unit Corp.	561,619	0.1
65,225	(2)	Uranium Energy Corp.	112,187	0.0
33,097	(1)	US Silica Holdings, Inc.	623,217	0.1
38,653	(2)	W&T Offshore, Inc.	372,615	0.1
13,465	(2)	WildHorse Resource Development Corp.	318,313	0.0
23,974		World Fuel Services Corp.	663,600	0.1
22,101	(2)	Zion Oil & Gas, Inc.	28,289	0.0
			43,376,467	4.7

		Financials: 17.0%
8,807		1st Source Corp.	463,424	0.1
6,658		Access National Corp.	180,498	0.0
13,822		AG Mortgage Investment Trust, Inc.	251,284	0.0
6,910	(1),(2)	Allegiance Bancshares, Inc.	288,147	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
18,664	(2)	Ambac Financial Group, Inc.	$381,119	0.1
35,777		American Equity Investment Life Holding Co.	1,265,075	0.1
15,444		Ameris Bancorp.	705,791	0.1
7,724		Amerisafe, Inc.	478,502	0.1
5,884		Ames National Corp.	160,339	0.0
42,344		Amtrust Financial Services, Inc.	614,835	0.1
20,586		Annaly Capital Management, Inc.	210,593	0.0
55,577		Anworth Mortgage Asset Corp.	257,322	0.0
46,840		Apollo Commercial Real Estate Finance, Inc.	883,871	0.1
13,307	(1)	Arbor Realty Trust, Inc.	152,764	0.0
9,499		Ares Commercial Real Estate Corp.	132,701	0.0
13,143		Argo Group International Holdings Ltd.	828,666	0.1
17,205		ARMOUR Residential REIT, Inc.	386,252	0.1
7,737		Arrow Financial Corp.	286,269	0.0
18,172		Artisan Partners Asset Management, Inc.	588,773	0.1
1,758	(1)	Associated Capital Group, Inc.	74,803	0.0
11,496	(2)	Atlantic Capital Bancshares, Inc.	192,558	0.0
24,392	(2)	Axos Financial, Inc.	838,841	0.1
8,252		B. Riley Financial, Inc.	186,908	0.0
17,533		Banc of California, Inc.	331,374	0.0
7,883		Bancfirst Corp.	472,586	0.1
22,403	(2)	Bancorp, Inc.	214,845	0.0
34,198		BancorpSouth Bank	1,118,275	0.1
2,743		Bank of Marin Bancorp	230,138	0.0
22,335		Bank of NT Butterfield & Son Ltd.	1,158,293	0.1
10,569		BankFinancial Corp.	168,470	0.0
13,661		Banner Corp.	849,304	0.1
5,563		Bar Harbor Bankshares	159,769	0.0
3,620	(2)	Baycom Corp.	96,582	0.0
5,893		BCB Bancorp, Inc.	81,618	0.0
31,252		Beneficial Bancorp, Inc.	528,159	0.1
16,706		Berkshire Hills Bancorp, Inc.	679,934	0.1
37,996	(1)	Blackstone Mortgage Trust, Inc.	1,273,246	0.1
13,074		Banco Latinoamericano de Comercio Exterior SA	273,508	0.0
18,952	(2)	Blucora, Inc.	762,818	0.1
9,823		Blue Hills Bancorp, Inc.	236,734	0.0
34,582		Boston Private Financial Holdings, Inc.	472,044	0.1
9,766		Bridge Bancorp, Inc.	324,231	0.0
27,571		BrightSphere Investment Group PLC	341,880	0.0
18,541		OceanFirst Financial Corp.	504,686	0.1
33,358		Brookline Bancorp, Inc.	557,079	0.1
10,333		Bryn Mawr Bank Corp.	484,618	0.1
6,029	(2)	Byline Bancorp, Inc.	136,858	0.0
23,860		Cadence BanCorp	623,223	0.1
1,137		Cambridge Bancorp	102,319	0.0
8,653		Camden National Corp.	375,886	0.0
26,328	(2)	Cannae Holdings, Inc.	551,572	0.1
52,487		Capitol Federal Financial, Inc.	668,684	0.1
4,902		Capstar Financial Holdings, Inc.	81,863	0.0
41,949		Capstead Mortgage Corp.	331,817	0.0
8,687		Carolina Financial Corp.	327,674	0.0
29,308		Cathay General Bancorp.	1,214,524	0.1
4,519		CBTX, Inc.	160,605	0.0
35,364		CenterState Bank Corp.	991,960	0.1
11,018		Central Pacific Financial Corp.	291,206	0.0
6,496		Central Valley Community Bancorp	140,379	0.0
28,602		Chemical Financial Corp.	1,527,347	0.2
9,238		Citizens & Northern Corp.	241,574	0.0
22,894	(1),(2)	Citizens, Inc.	192,310	0.0
6,733		City Holding Co.	517,094	0.1
5,498		Civista Bancshares, Inc.	132,447	0.0
10,588		CNB Financial Corp.	305,570	0.0
64,966		CNO Financial Group, Inc.	1,378,579	0.2
2,848		Codorus Valley Bancorp, Inc.	88,972	0.0
8,845		Cohen & Steers, Inc.	359,195	0.0
29,431		Colony Credit Real Estate, Inc.	647,188	0.1
29,165		Columbia Banking System, Inc.	1,130,727	0.1
10,122	(2)	Columbia Financial, Inc.	169,037	0.0
19,678		Community Bank System, Inc.	1,201,735	0.1
13,486	(2)	Community Bankers Trust Corp.	118,677	0.0
8,271		Community Trust Bancorp, Inc.	383,361	0.1
14,813		ConnectOne Bancorp, Inc.	351,809	0.0
11,775	(2)	Cowen, Inc.	191,932	0.0
3,450	(2)	Curo Group Holdings Corp.	104,293	0.0
13,028	(2)	Customers Bancorp, Inc.	306,549	0.0
43,225		CVB Financial Corp.	964,782	0.1
1,564		Diamond Hill Investment Group, Inc.	258,670	0.0
16,640		Dime Community Bancshares	297,024	0.0
11,864	(2)	Donnelley Financial Solutions, Inc.	212,603	0.0
31,807		Dynex Capital, Inc.	202,929	0.0
13,712	(2)	Eagle Bancorp, Inc.	693,827	0.1
7,886	(2)	eHealth, Inc.	222,858	0.0
9,271	(2)	Elevate Credit, Inc.	74,724	0.0
13,458		Employers Holdings, Inc.	609,647	0.1
10,521	(1),(2)	Encore Capital Group, Inc.	377,178	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,376	(2)	Enova International, Inc.	$385,229	0.1
4,915	(2)	Enstar Group Ltd.	1,024,778	0.1
3,518		Enterprise Bancorp, Inc./MA	120,984	0.0
10,380		Enterprise Financial Services Corp.	550,659	0.1
4,970	(2)	Equity Bancshares, Inc.	195,122	0.0
2,844	(2)	Esquire Financial Holdings, Inc.	70,986	0.0
37,154	(2)	Essent Group Ltd.	1,644,065	0.2
2,217		Evans Bancorp, Inc.	104,088	0.0
18,233		Exantas Capital Corp.	200,198	0.0
21,414	(2)	Ezcorp, Inc.	229,130	0.0
3,755		Farmers & Merchants Bancorp, Inc./Archbold OH	159,925	0.0
16,244		Farmers National Banc Corp.	248,533	0.0
4,355		FB Financial Corp.	170,629	0.0
4,290		FBL Financial Group, Inc.	322,822	0.0
15,761	(2)	FCB Financial Holdings, Inc.	747,071	0.1
34,881		Federated Investors, Inc.	841,330	0.1
5,750		FedNat Holding Co.	146,510	0.0
47,260	(2)	FGL Holdings	422,977	0.1
1,287		Fidelity D&D Bancorp, Inc.	88,777	0.0
8,487		Fidelity Southern Corp.	210,308	0.0
2,954		Financial Institutions, Inc.	92,756	0.0
80,156	(2)	First BanCorp. Puerto Rico	729,420	0.1
12,875		First BanCorp. Southern Pines NC	521,566	0.1
5,606		First Bancshares, Inc./The	218,914	0.0
19,545		First Busey Corp.	606,872	0.1
41,598		First Commonwealth Financial Corp.	671,392	0.1
5,778		First Community Bancshares, Inc.	195,759	0.0
5,141		First Connecticut Bancorp, Inc./Farmington CT	151,917	0.0
12,016		First Defiance Financial Corp.	361,802	0.0
38,736		First Financial Bancorp.	1,150,459	0.1
26,232	(1)	First Financial Bankshares, Inc.	1,550,311	0.2
7,188		First Financial Corp.	360,838	0.0
17,980	(2)	First Foundation, Inc.	280,848	0.0
3,478		First Internet Bancorp	105,905	0.0
10,344		First Interstate Bancsystem, Inc.	463,411	0.1
18,120		First Merchants Corp.	815,219	0.1
5,858		First Mid-Illinois Bancshares, Inc.	236,253	0.0
40,990		First Midwest Bancorp., Inc.	1,089,924	0.1
11,021		First of Long Island Corp.	239,707	0.0
3,265		First United Corp.	61,382	0.0
17,999		FirstCash, Inc.	1,475,918	0.2
12,891	(2)	Flagstar Bancorp, Inc.	405,680	0.1
15,274		Flushing Financial Corp.	372,686	0.0
4,900	(2)	Focus Financial Partners, Inc.	232,554	0.0
5,111	(2)	Franklin Financial Network, Inc.	199,840	0.0
66,280		Fulton Financial Corp.	1,103,562	0.1
15,168	(1)	GAIN Capital Holdings, Inc.	98,592	0.0
3,634		GAMCO Investors, Inc.	85,108	0.0
201,763	(2)	Genworth Financial, Inc.	841,352	0.1
10,341		German American Bancorp, Inc.	364,830	0.0
31,811		Glacier Bancorp., Inc.	1,370,736	0.2
2,819		Global Indemnity Ltd.	106,276	0.0
3,237	(2)	Goosehead Insurance, Inc.	109,637	0.0
19,748		Granite Point Mortgage Trust, Inc.	380,741	0.1
7,282		Great Southern Bancorp., Inc.	403,059	0.1
24,010		Great Western Bancorp, Inc.	1,012,982	0.1
9,457		Green Bancorp, Inc.	209,000	0.0
19,135	(2)	Green Dot Corp.	1,699,571	0.2
9,737		Greenhill & Co., Inc.	256,570	0.0
13,694	(2)	Greenlight Capital Re Ltd.	169,806	0.0
11,396		Guaranty Bancorp	338,461	0.0
2,698		Guaranty Bancshares, Inc./TX	81,561	0.0
4,575		Hamilton Lane, Inc.	202,581	0.0
32,967		Hancock Whitney Corp.	1,567,581	0.2
14,590		Hanmi Financial Corp.	363,291	0.0
21,434	(1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	460,188	0.1
8,380	(1),(2)	HarborOne Bancorp, Inc.	160,226	0.0
3,428		HCI Group, Inc.	149,975	0.0
5,081	(2)	Health Insurance Innovations, Inc.	313,244	0.0
10,903		Heartland Financial USA, Inc.	632,919	0.1
16,088		Heritage Commerce Corp.	240,033	0.0
14,613		Heritage Financial Corp.	513,647	0.1
9,862	(1)	Heritage Insurance Holdings, Inc.	146,155	0.0
29,013		Hilltop Holdings, Inc.	585,192	0.1
407		Hingham Institution for Savings	89,463	0.0
1,965		Home Bancorp, Inc.	85,438	0.0
64,167		Home Bancshares, Inc./Conway AR	1,405,257	0.2
12,212	(2)	HomeStreet, Inc.	323,618	0.0
12,124	(2)	HomeTrust Bancshares, Inc.	353,415	0.0
52,695		Hope Bancorp, Inc.	852,078	0.1
16,447		Horace Mann Educators Corp.	738,470	0.1
20,193		Horizon Bancorp/IN	398,812	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
10,921		Houlihan Lokey, Inc.	$490,681	0.1
4,766	(2)	Howard Bancorp, Inc.	84,358	0.0
20,600		Iberiabank Corp.	1,675,810	0.2
5,187	(2)	Impac Mortgage Holdings, Inc.	38,851	0.0
11,724		Independent Bank Corp.	968,402	0.1
12,514		Independent Bank Corp. Michigan	295,956	0.0
8,134		Independent Bank Group, Inc.	539,284	0.1
22,625		International Bancshares Corp.	1,018,125	0.1
7,187	(2)	Intl. FCStone, Inc.	347,276	0.0
45,513		Invesco Mortgage Capital, Inc.	720,016	0.1
4,819		Investar Holding Corp.	129,390	0.0
14,804		Investment Technology Group, Inc.	320,655	0.0
97,816		Investors Bancorp, Inc.	1,200,202	0.1
590		Investors Title Co.	99,061	0.0
9,544		James River Group Holdings Ltd.	406,765	0.1
43,409		Kearny Financial Corp./MD	601,215	0.1
20,947		Kemper Corp.	1,685,186	0.2
4,140		Kingstone Cos, Inc.	78,660	0.0
7,075		Kinsale Capital Group, Inc.	451,809	0.1
34,414		Ladder Capital Corp.	582,973	0.1
50,562		Ladenburg Thalmann Financial Services, Inc.	136,517	0.0
18,191		Lakeland Bancorp, Inc.	328,348	0.0
11,091		Lakeland Financial Corp.	515,510	0.1
20,360		LegacyTexas Financial Group, Inc.	867,336	0.1
128,116	(2)	LendingClub Corp.	497,090	0.1
3,013	(1),(2)	LendingTree, Inc.	693,291	0.1
11,820		Live Oak Bancshares, Inc.	316,776	0.0
29,527		Maiden Holdings Ltd.	84,152	0.0
4,094	(2)	Malvern Bancorp, Inc.	98,051	0.0
4,123		Marlin Business Services Corp.	118,949	0.0
33,222		MB Financial, Inc.	1,531,866	0.2
34,450	(1),(2)	MBIA, Inc.	368,270	0.0
7,124		Mercantile Bank Corp.	237,728	0.0
5,099		Merchants Bancorp/IN	129,617	0.0
21,766		Meridian Bancorp, Inc.	370,022	0.0
3,958		Meta Financial Group, Inc.	327,129	0.0
1,899	(2)	Metropolitan Bank Holding Corp.	78,087	0.0
143,634	(2)	MGIC Investment Corp.	1,911,769	0.2
8,069		Midland States Bancorp, Inc.	259,015	0.0
4,551		MidWestOne Financial Group, Inc.	151,594	0.0
17,580		Moelis & Co.	963,384	0.1
12,076		National Bank Holdings Corp.	454,661	0.1
3,717		National Bankshares, Inc.	168,938	0.0
5,379	(2)	National Commerce Corp.	222,153	0.0
23,574		National General Holdings Corp.	632,726	0.1
1,187		National Western Life Group, Inc.	378,890	0.1
8,412		Navigators Group, Inc.	581,269	0.1
19,389		NBT Bancorp., Inc.	744,150	0.1
8,047		Nelnet, Inc.	460,047	0.1
59,102	(1)	New York Mortgage Trust, Inc.	359,340	0.0
5,021	(2)	Nicolet Bankshares, Inc.	273,695	0.0
25,262	(2)	NMI Holdings, Inc.	572,184	0.1
27,089		Northfield Bancorp, Inc.	431,257	0.1
38,657		Northwest Bancshares, Inc.	669,539	0.1
3,210		Norwood Financial Corp.	125,704	0.0
45,466	(2)	Ocwen Financial Corp.	179,136	0.0
19,085		OFG Bancorp	308,223	0.0
6,588		Old Line Bancshares, Inc.	208,444	0.0
54,036		Old National Bancorp.	1,042,895	0.1
16,251		Old Second Bancorp, Inc.	251,078	0.0
23,527	(2)	On Deck Capital, Inc.	178,099	0.0
3,326		Oppenheimer Holdings, Inc.	105,102	0.0
7,906		Opus Bank	216,624	0.0
20,914	(1)	Orchid Island Capital, Inc.	151,626	0.0
2,276		Origin Bancorp, Inc.	85,691	0.0
22,678		Oritani Financial Corp.	352,643	0.0
3,879		Federal Agricultural Mortgage Corp.	279,986	0.0
16,997	(2)	Pacific Premier Bancorp, Inc.	632,288	0.1
5,929		Park National Corp.	625,865	0.1
4,505		PCSB Financial Corp.	91,632	0.0
7,112		Peapack Gladstone Financial Corp.	219,690	0.0
8,590		PennyMac Financial Services, Inc.	179,531	0.0
26,104		PennyMac Mortgage Investment Trust	528,345	0.1
10,862		Peoples Bancorp., Inc.	380,496	0.1
4,376		Peoples Financial Services Corp.	185,542	0.0
8,976		People's Utah Bancorp	304,735	0.0
15,420	(2)	PHH Corp.	169,466	0.0
5,804		Piper Jaffray Cos.	443,135	0.1
8,301		PJT Partners, Inc.	434,557	0.1
18,173	(2)	PRA Group, Inc.	654,228	0.1
5,642		Preferred Bank/Los Angeles CA	330,057	0.0
17,205		Primerica, Inc.	2,074,063	0.2
17,890		ProAssurance Corp.	839,935	0.1
26,419		Provident Financial Services, Inc.	648,586	0.1
5,592		QCR Holdings, Inc.	228,433	0.0
86,062		Radian Group, Inc.	1,778,902	0.2
3,898		RBB Bancorp	95,501	0.0
34,835		Redwood Trust, Inc.	565,720	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,056	(2)	Regional Management Corp.	$88,104	0.0
3,248		Reliant Bancorp, Inc.	83,051	0.0
18,783		Renasant Corp.	774,047	0.1
2,197		Republic Bancorp., Inc.	101,282	0.0
21,942	(2)	Republic First Bancorp, Inc.	156,885	0.0
15,310		RLI Corp.	1,203,060	0.1
15,681		S&T Bancorp, Inc.	679,928	0.1
11,462	(2)	Safeguard Scientifics, Inc.	107,170	0.0
6,617		Safety Insurance Group, Inc.	592,883	0.1
14,398		Sandy Spring Bancorp, Inc.	565,985	0.1
18,200	(2)	Seacoast Banking Corp. of Florida	531,440	0.1
23,368		Selective Insurance Group	1,483,868	0.2
20,312		ServisFirst Bancshares, Inc.	795,215	0.1
4,180	(2)	Siebert Financial Corp.	61,237	0.0
4,421		Sierra Bancorp.	127,767	0.0
34,508		Simmons First National Corp.	1,016,261	0.1
3,726	(2)	SmartFinancial, Inc.	87,747	0.0
14,192		South State Corp.	1,163,744	0.1
4,967	(2)	Southern First Bancshares, Inc.	195,203	0.0
5,382		Southern National Bancorp of Virginia, Inc.	87,188	0.0
13,925		Southside Bancshares, Inc.	484,590	0.1
8,255		State Auto Financial Corp.	252,108	0.0
18,600		State Bank Financial Corp.	561,348	0.1
6,072		Sterling Bancorp, Inc./MI	68,674	0.0
9,379		Stewart Information Services Corp.	422,149	0.1
27,396		Stifel Financial Corp.	1,404,319	0.2
12,266		Stock Yards Bancorp, Inc.	445,256	0.1
3,343		Summit Financial Group, Inc.	77,591	0.0
5,804		Territorial Bancorp, Inc.	171,508	0.0
35,302	(2)	Third Point Reinsurance Ltd.	458,926	0.1
16,339		Tiptree Financial, Inc.	107,020	0.0
7,069		Tompkins Financial Corp.	573,932	0.1
27,679		TowneBank/Portsmouth VA	853,897	0.1
7,252	(1)	TPG RE Finance Trust, Inc.	145,185	0.0
12,827		Trico Bancshares	495,379	0.1
10,743	(2)	Tristate Capital Holdings, Inc.	296,507	0.0
8,528	(2)	Triumph Bancorp, Inc.	325,770	0.0
9,755	(1),(2)	Trupanion, Inc.	348,546	0.0
49,345		Trustco Bank Corp.	419,432	0.1
25,623		Trustmark Corp.	862,214	0.1
17,637		UMB Financial Corp.	1,250,463	0.1
23,791		Union Bankshares Corp.	916,667	0.1
39,698	(1)	United Bankshares, Inc.	1,443,022	0.2
29,312		United Community Banks, Inc./GA	817,512	0.1
31,759		United Community Financial Corp.	307,110	0.0
23,619		United Financial Bancorp, Inc.	397,508	0.1
9,344		United Fire Group, Inc.	474,395	0.1
9,619		United Insurance Holdings Corp.	215,273	0.0
13,277		Universal Insurance Holdings, Inc.	644,598	0.1
13,671		Univest Corp. of Pennsylvania	361,598	0.0
116,928		Valley National Bancorp	1,315,440	0.2
7,933	(2)	Veritex Holdings, Inc.	224,187	0.0
2,871		Virtus Investment Partners, Inc.	326,576	0.0
31,001	(1)	Waddell & Reed Financial, Inc.	656,601	0.1
11,304		Walker & Dunlop, Inc.	597,756	0.1
34,254		Washington Federal, Inc.	1,096,128	0.1
7,936		Washington Trust Bancorp, Inc.	438,861	0.1
17,592		Waterstone Financial, Inc.	301,703	0.0
21,336		WesBanco, Inc.	951,159	0.1
10,176		Westamerica Bancorp.	612,188	0.1
22,605		Western Asset Mortgage Capital Corp.	226,502	0.0
11,712		Western New England Bancorp, Inc.	126,490	0.0
4,879		Westwood Holdings Group, Inc.	252,439	0.0
46,768		WisdomTree Investments, Inc.	396,593	0.1
143,055	(2)	WMIH Corp.	198,846	0.0
2,568	(2)	World Acceptance Corp.	293,676	0.0
13,593		WSFS Financial Corp.	640,910	0.1
			155,804,215	17.0

		Health Care: 16.1%
5,767	(1),(2)	AAC Holdings, Inc.	44,002	0.0
12,969	(2)	Abeona Therapeutics, Inc.	166,003	0.0
37,888	(1),(2)	Acadia Pharmaceuticals, Inc.	786,555	0.1
10,755	(1),(2)	Accelerate Diagnostics, Inc.	246,827	0.0
16,078	(2)	Acceleron Pharma, Inc.	920,144	0.1
35,781	(2)	Accuray, Inc.	161,014	0.0
13,932	(1),(2)	Achaogen, Inc.	55,589	0.0
55,819	(2)	Achillion Pharmaceuticals, Inc.	205,414	0.0
11,341	(1),(2)	Aclaris Therapeutics, Inc.	164,671	0.0
17,945	(2)	Acorda Therapeutics, Inc.	352,619	0.0
8,666	(1),(2)	Adamas Pharmaceuticals, Inc.	173,493	0.0
3,331	(2)	Addus HomeCare Corp.	233,670	0.0
20,214	(1),(2)	Adverum Biotechnologies, Inc.	122,295	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
9,689	(2)	ADMA Biologics, Inc.	$60,169	0.0
25,233	(1),(2)	Aduro Biotech, Inc.	185,463	0.0
6,991	(2)	Aeglea BioTherapeutics, Inc.	66,904	0.0
14,152	(2)	Aerie Pharmaceuticals, Inc.	871,056	0.1
31,244	(1),(2)	Agenus, Inc.	66,862	0.0
16,932	(2)	Aimmune Therapeutics, Inc.	461,905	0.1
5,651	(1),(2)	Akcea Therapeutics, Inc.	197,898	0.0
21,035	(2)	Akebia Therapeutics, Inc.	185,739	0.0
34,868	(2)	Akorn, Inc.	452,587	0.1
3,336	(2)	Albireo Pharma, Inc.	109,955	0.0
24,907	(1),(2)	Alder Biopharmaceuticals, Inc.	414,702	0.1
8,446	(1),(2)	Aldeyra Therapeutics, Inc.	116,555	0.0
1,616	(1),(2)	Allakos, Inc.	72,704	0.0
5,288	(2)	Allena Pharmaceuticals, Inc.	56,793	0.0
70,979	(2)	Allscripts Healthcare Solutions, Inc.	1,011,451	0.1
14,445	(2)	AMAG Pharmaceuticals, Inc.	288,900	0.0
10,972	(2)	Amedisys, Inc.	1,371,061	0.2
5,807	(2)	American Renal Associates Holdings, Inc.	125,722	0.0
76,586	(1),(2)	Amicus Therapeutics, Inc.	925,925	0.1
19,108	(2)	AMN Healthcare Services, Inc.	1,045,208	0.1
33,871	(2)	Amneal Pharmaceuticals, Inc.	751,597	0.1
15,525	(2)	Amphastar Pharmaceuticals, Inc.	298,701	0.0
39,169	(2)	Ampio Pharmaceuticals, Inc.	19,898	0.0
7,534	(2)	AnaptysBio, Inc.	751,667	0.1
15,438	(2)	Angiodynamics, Inc.	335,622	0.0
3,502	(2)	ANI Pharmaceuticals, Inc.	198,003	0.0
6,446	(2)	Anika Therapeutics, Inc.	271,892	0.0
57,803	(2)	Antares Pharma, Inc.	194,218	0.0
14,099	(1),(2)	Apellis Pharmaceuticals, Inc.	250,680	0.0
2,044	(2)	Apollo Medical Holdings, Inc.	45,111	0.0
4,651	(2)	Aptinyx, Inc.	134,693	0.0
19,530	(2)	Aratana Therapeutics, Inc.	114,055	0.0
13,404	(2)	Arbutus Biopharma Corp.	126,668	0.0
15,121	(2)	Ardelyx, Inc.	65,776	0.0
19,893	(2)	Arena Pharmaceuticals, Inc.	915,476	0.1
41,992	(2)	Arqule, Inc.	237,675	0.0
81,692	(2)	Array Biopharma, Inc.	1,241,718	0.1
33,998	(1),(2)	Arrowhead Pharmaceuticals, Inc.	651,742	0.1
7,909	(2)	Assembly Biosciences, Inc.	293,740	0.0
23,992	(2)	Assertio Therapeutics, Inc.	141,073	0.0
16,022	(2)	Atara Biotherapeutics, Inc.	662,510	0.1
15,782	(2)	Athenex, Inc.	245,252	0.0
43,410	(2)	Athersys, Inc.	91,161	0.0
13,882	(2)	AtriCure, Inc.	486,286	0.1
617		Atrion Corp.	428,692	0.1
12,385	(2)	Audentes Therapeutics, Inc.	490,322	0.1
18,980	(2)	Avanos Medical, Inc.	1,300,130	0.2
37,820	(1),(2)	AVEO Pharmaceuticals, Inc.	125,184	0.0
22,020	(1),(2)	Avid Bioservices, Inc.	151,057	0.0
2,091	(2)	Avrobio, Inc.	108,460	0.0
12,863	(2)	AxoGen, Inc.	474,002	0.1
15,804	(2)	Bellicum Pharmaceuticals, Inc.	97,353	0.0
50,799	(2)	BioScrip, Inc.	157,477	0.0
42,157	(1),(2)	BioCryst Pharmaceuticals, Inc.	321,658	0.0
12,235	(2)	Biohaven Pharmaceutical Holding Co. Ltd.	459,424	0.1
2,195	(2)	BioSpecifics Technologies Corp.	128,386	0.0
12,980	(2)	BioTelemetry, Inc.	836,561	0.1
32,496	(1),(2)	Biotime, Inc.	76,366	0.0
17,045	(2)	Blueprint Medicines Corp.	1,330,533	0.2
71,439	(2)	Brookdale Senior Living, Inc.	702,245	0.1
11,591	(2)	Calithera Biosciences, Inc.	60,853	0.0
1,747	(1),(2)	Calyxt, Inc.	26,677	0.0
13,529	(2)	Cambrex Corp.	925,384	0.1
11,194	(1),(2)	Capital Senior Living Corp.	105,671	0.0
12,090	(2)	Cara Therapeutics, Inc.	289,555	0.0
13,314	(2)	Cardiovascular Systems, Inc.	521,110	0.1
12,838	(2)	CareDx, Inc.	370,376	0.1
19,373	(1),(2)	CASI Pharmaceuticals, Inc.	90,472	0.0
26,929	(2)	Castlight Health, Inc.	72,708	0.0
6,308	(2)	Catalyst Biosciences, Inc.	68,000	0.0
41,149	(2)	Catalyst Pharmaceuticals, Inc.	155,543	0.0
3,314	(2)	Celcuity, Inc.	95,311	0.0
4,581	(2)	Cellular Biomedicine Group, Inc.	83,145	0.0
52,929	(2)	Cerus Corp.	381,618	0.1
10,588	(2)	ChemoCentryx, Inc.	133,832	0.0
22,359	(2)	Chimerix, Inc.	86,977	0.0
20,091	(1),(2)	ChromaDex Corp.	86,190	0.0
7,586	(2)	Civitas Solutions, Inc.	111,893	0.0
11,485	(2)	Clearside Biomedical, Inc.	70,633	0.0
18,781	(1),(2)	Clovis Oncology, Inc.	551,598	0.1
20,554	(2)	Codexis, Inc.	352,501	0.0
8,641	(2)	Cohbar, Inc.	37,243	0.0
19,992	(2)	Coherus Biosciences, Inc.	329,868	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
11,635	(1),(2)	Collegium Pharmaceutical, Inc.	$171,500	0.0
37,476	(1),(2)	Community Health Systems, Inc.	129,667	0.0
5,608		Computer Programs & Systems, Inc.	150,575	0.0
9,069	(2)	Concert Pharmaceuticals, Inc.	134,584	0.0
10,740		Conmed Corp.	850,823	0.1
21,836	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	164,862	0.0
38,850	(1),(2)	Corcept Therapeutics, Inc.	544,677	0.1
11,691	(2)	Corium International, Inc.	111,181	0.0
4,054	(2)	Corvel Corp.	244,253	0.0
5,808	(1),(2)	Corvus Pharmaceuticals, Inc.	49,833	0.0
2,083	(2)	Crinetics Pharmaceuticals, Inc.	59,678	0.0
16,063	(2)	Cross Country Healthcare, Inc.	140,230	0.0
13,925	(2)	CryoLife, Inc.	490,160	0.1
10,003	(1),(2)	CryoPort, Inc.	128,138	0.0
18,717	(2)	CTI BioPharma Corp.	40,429	0.0
6,718	(1),(2)	Cue Biopharma, Inc.	60,798	0.0
5,293	(2)	Cutera, Inc.	172,287	0.0
22,511	(2)	Cymabay Therapeutics, Inc.	249,422	0.0
20,041	(2)	Cytokinetics, Inc.	197,404	0.0
16,179	(2)	CytomX Therapeutics, Inc.	299,311	0.0
10,766	(2)	CytoSorbents Corp.	138,881	0.0
3,302	(2)	Deciphera Pharmaceuticals, Inc.	127,853	0.0
16,798	(1),(2)	Denali Therapeutics, Inc.	365,189	0.1
15,434	(2)	Dermira, Inc.	168,231	0.0
17,709	(2)	Dicerna Pharmaceuticals, Inc.	270,239	0.0
22,172	(2)	Diplomat Pharmacy, Inc.	430,359	0.1
4,569	(1),(2)	Dova Pharmaceuticals, Inc.	95,812	0.0
61,156	(2)	Durect Corp.	67,272	0.0
24,899	(2)	Dynavax Technologies Corp.	308,748	0.0
4,030	(2)	Eagle Pharmaceuticals, Inc./DE	279,400	0.0
17,849	(2)	Editas Medicine, Inc.	567,955	0.1
8,243	(2)	Eloxx Pharmaceuticals, Inc.	140,461	0.0
16,667	(2)	Emergent Biosolutions, Inc.	1,097,189	0.1
6,657	(2)	Enanta Pharmaceuticals, Inc.	568,907	0.1
87,084	(2)	Endo International PLC	1,465,624	0.2
25,368	(2)	Endocyte, Inc.	450,536	0.1
34,493	(2)	Endologix, Inc.	65,882	0.0
19,970		Ensign Group, Inc.	757,262	0.1
20,254	(2)	Enzo Biochem, Inc.	83,446	0.0
21,511	(2)	Epizyme, Inc.	228,017	0.0
8,855	(1),(2)	Esperion Therapeutics, Inc.	392,896	0.1
26,344	(2)	Evolent Health, Inc.	748,170	0.1
3,559	(2)	Evolus, Inc.	66,269	0.0
20,350	(2)	Fate Therapeutics, Inc.	331,501	0.0
6,411	(2)	Fennec Pharmaceuticals, Inc.	52,570	0.0
29,400	(2)	FibroGen, Inc.	1,786,050	0.2
14,130	(2)	Five Prime Therapeutics, Inc.	196,690	0.0
14,280	(1),(2)	Flexion Therapeutics, Inc.	267,179	0.0
14,782	(2)	Fluidigm Corp.	110,717	0.0
2,729	(2)	FONAR Corp.	67,952	0.0
14,506	(1),(2)	Fortress Biotech, Inc.	23,210	0.0
8,029	(2)	G1 Therapeutics, Inc.	419,836	0.1
26,148	(2)	Genesis Healthcare, Inc.	35,300	0.0
19,725	(2)	GenMark Diagnostics, Inc.	144,979	0.0
8,580	(2)	Genomic Health, Inc.	602,488	0.1
65,206	(1),(2)	Geron Corp.	114,763	0.0
12,946	(2)	Glaukos Corp.	840,195	0.1
19,626	(2)	Global Blood Therapeutics, Inc.	745,788	0.1
28,868	(2)	Globus Medical, Inc.	1,638,548	0.2
12,684	(2)	GlycoMimetics, Inc.	182,650	0.0
2,733	(2)	GTx, Inc.	4,291	0.0
20,773	(2)	Haemonetics Corp.	2,380,170	0.3
49,834	(2)	Halozyme Therapeutics, Inc.	905,484	0.1
14,990	(2)	Harvard Bioscience, Inc.	78,697	0.0
21,246	(2)	HealthEquity, Inc.	2,005,835	0.2
11,573		HealthStream, Inc.	358,879	0.0
6,498	(1),(2)	Helius Medical Technologies, Inc.	63,615	0.0
26,972	(2)	Heron Therapeutics, Inc.	853,664	0.1
2,761	(2)	Heska Corp.	312,849	0.0
34,097	(2)	HMS Holdings Corp.	1,118,723	0.1
3,974	(1),(2)	Homology Medicines, Inc.	90,846	0.0
67,236	(2)	Horizon Pharma PLC	1,316,481	0.2
7,760	(2)	Idera Pharmaceuticals, Inc.	69,142	0.0
13,415	(2)	Immune Design Corp.	46,282	0.0
54,903	(2)	Immunogen, Inc.	519,931	0.1
55,235	(1),(2)	Immunomedics, Inc.	1,150,545	0.1
7,474	(2)	Innovate Biopharmaceuticals, Inc.	51,047	0.0
29,931	(2)	Innoviva, Inc.	456,148	0.1
7,079	(2)	Inogen, Inc.	1,728,125	0.2
29,229	(1),(2)	Inovalon Holdings, Inc.	293,751	0.0
31,916	(1),(2)	Inovio Pharmaceuticals, Inc.	177,453	0.0
31,510	(2)	Insmed, Inc.	637,132	0.1
2,580	(2)	Inspire Medical Systems, Inc.	108,566	0.0
12,036	(2)	Insys Therapeutics, Inc.	121,323	0.0
12,751	(2)	Integer Holdings Corp.	1,057,695	0.1
12,809	(1),(2)	Intellia Therapeutics, Inc.	366,594	0.1
8,461	(1),(2)	Intercept Pharmaceuticals, Inc.	1,069,132	0.1
11,950	(2)	Intersect ENT, Inc.	343,562	0.0
18,447	(2)	Intra-Cellular Therapies, Inc.	400,300	0.1
26,130	(1),(2)	Intrexon Corp.	449,959	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,631	(2)	IntriCon Corp.	$147,862	0.0
14,004		Invacare Corp.	203,758	0.0
25,247	(2)	Invitae Corp.	422,382	0.1
32,925	(2)	Iovance Biotherapeutics, Inc.	370,406	0.1
8,941	(2)	iRhythm Technologies, Inc.	846,355	0.1
55,769	(2)	Ironwood Pharmaceuticals, Inc.	1,029,496	0.1
5,996	(2)	Jounce Therapeutics, Inc.	38,974	0.0
16,891	(2)	K2M Group Holdings, Inc.	462,307	0.1
33,536	(2)	Kadmon Holdings, Inc.	112,010	0.0
5,623	(2)	Kala Pharmaceuticals, Inc.	55,499	0.0
18,661	(2)	Karyopharm Therapeutics, Inc.	317,797	0.0
38,137	(1),(2)	Keryx Biopharmaceuticals, Inc.	129,666	0.0
11,383	(2)	Kindred Biosciences, Inc.	158,793	0.0
2,058	(2)	Kiniksa Pharmaceuticals Ltd	52,479	0.0
10,290	(1),(2)	Kura Oncology, Inc.	180,075	0.0
8,611	(1),(2)	La Jolla Pharmaceutical Co.	173,339	0.0
11,736	(1),(2)	Lannett Co., Inc.	55,746	0.0
14,995	(2)	Lantheus Holdings, Inc.	224,175	0.0
6,503		LeMaitre Vascular, Inc.	251,926	0.0
17,314	(1),(2)	Lexicon Pharmaceuticals, Inc.	184,740	0.0
11,818	(2)	LHC Group, Inc.	1,217,136	0.1
13,036	(2)	LifePoint Health, Inc.	839,518	0.1
8,429	(2)	Ligand Pharmaceuticals, Inc.	2,313,676	0.3
19,481	(2)	LivaNova PLC	2,415,060	0.3
10,491	(2)	Loxo Oncology, Inc.	1,792,178	0.2
16,830		Luminex Corp.	510,117	0.1
15,570	(2)	MacroGenics, Inc.	333,821	0.0
2,649	(1),(2)	Madrigal Pharmaceuticals, Inc.	567,230	0.1
9,922	(2)	Magellan Health, Inc.	714,880	0.1
31,222	(2)	Mallinckrodt PLC - W/I	915,117	0.1
53,629	(1),(2)	MannKind Corp.	98,141	0.0
13,747	(1),(2)	Marinus Pharmaceuticals, Inc.	137,470	0.0
27,673	(1),(2)	Medicines Co.	827,699	0.1
15,925	(2)	MediciNova, Inc.	198,903	0.0
22,995	(2)	Medidata Solutions, Inc.	1,685,763	0.2
7,607	(2)	Medpace Holdings, Inc.	455,735	0.1
9,953	(2)	Melinta Therapeutics, Inc.	39,314	0.0
18,474		Meridian Bioscience, Inc.	275,263	0.0
19,485	(2)	Merit Medical Systems, Inc.	1,197,353	0.1
5,666	(1),(2)	Mersana Therapeutics, Inc.	56,660	0.0
42,520	(1),(2)	MiMedx Group, Inc.	262,774	0.0
13,586	(2)	Minerva Neurosciences, Inc.	170,504	0.0
10,551	(1),(2)	Miragen Therapeutics, Inc.	58,875	0.0
7,801	(2)	Mirati Therapeutics, Inc.	367,427	0.1
31,465	(2)	Momenta Pharmaceuticals, Inc.	827,529	0.1
12,964	(2)	MyoKardia, Inc.	845,253	0.1
26,630	(2)	Myriad Genetics, Inc.	1,224,980	0.1
9,114	(2)	NanoString Technologies, Inc.	162,503	0.0
13,481	(2)	NantKwest, Inc.	49,880	0.0
12,936	(2)	Natera, Inc.	309,688	0.0
5,244		National Healthcare Corp.	395,240	0.1
4,341		National Research Corp.	167,563	0.0
12,501	(2)	Natus Medical, Inc.	445,661	0.1
20,324	(2)	Neogen Corp.	1,453,776	0.2
24,027	(2)	NeoGenomics, Inc.	368,814	0.1
10,790	(2)	Neos Therapeutics, Inc.	52,331	0.0
1,919	(2)	Neuronetics, Inc.	61,523	0.0
11,603	(2)	Nevro Corp.	661,371	0.1
12,626	(2)	NewLink Genetics Corp.	30,176	0.0
22,086	(2)	NextGen Healthcare, Inc.	443,487	0.1
152,002	(2)	Novavax, Inc.	285,764	0.0
28,259	(2)	Novocure Ltd.	1,480,772	0.2
20,777	(2)	NuVasive, Inc.	1,474,751	0.2
5,051	(2)	Nuvectra Corp.	111,021	0.0
25,939	(2)	NxStage Medical, Inc.	723,439	0.1
14,156	(2)	Ocular Therapeutix, Inc.	97,393	0.0
2,925	(1),(2)	Odonate Therapeutics, Inc.	56,774	0.0
18,729	(1),(2)	Omeros Corp.	457,175	0.1
14,896	(2)	Omnicell, Inc.	1,071,022	0.1
124,610	(1),(2)	Opko Health, Inc.	431,151	0.1
6,441	(2)	Optinose, Inc.	80,062	0.0
23,507	(2)	OraSure Technologies, Inc.	363,183	0.0
39,127	(1),(2)	Organovo Holdings, Inc.	44,996	0.0
7,348	(2)	Orthofix Medical, Inc.	424,788	0.1
2,823	(2)	OrthoPediatrics Corp.	103,435	0.0
7,825	(2)	Ovid therapeutics, Inc.	44,368	0.0
24,398		Owens & Minor, Inc.	403,055	0.1
10,572	(2)	Oxford Immunotec Global PLC	171,584	0.0
46,997	(1),(2)	Pacific Biosciences of California, Inc.	254,254	0.0
16,190	(2)	Pacira Pharmaceuticals, Inc.	795,738	0.1
82,615	(2)	Palatin Technologies, Inc.	82,408	0.0
13,152	(1),(2)	Paratek Pharmaceuticals, Inc.	127,574	0.0
28,568	(1)	Patterson Cos., Inc.	698,488	0.1
64,117	(2)	PDL BioPharma, Inc.	168,628	0.0
4,088	(2)	PetIQ, Inc.	160,699	0.0
12,888	(2)	Pfenex, Inc.	65,858	0.0
8,136		Phibro Animal Health Corp.	349,034	0.0
22,142	(2)	Pieris Pharmaceuticals, Inc.	123,995	0.0
3,814	(1),(2)	PolarityTE, Inc.	72,847	0.0
25,470	(1),(2)	Portola Pharmaceuticals, Inc.	678,266	0.1
21,118	(2)	Prestige Brands Holdings, Inc.	800,161	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
31,348	(2)	Progenics Pharmaceuticals, Inc.	$196,552	0.0
16,988	(1),(2)	Prothena Corp. PLC	222,203	0.0
4,863	(2)	Providence Service Corp.	327,183	0.0
17,919	(2)	PTC Therapeutics, Inc.	842,193	0.1
4,221	(2)	Pulse Biosciences, Inc.	59,896	0.0
11,903	(2)	Puma Biotechnology, Inc.	545,753	0.1
3,159	(2)	Quanterix Corp.	67,666	0.0
12,637	(2)	Quidel Corp.	823,553	0.1
13,612	(1),(2)	Quorum Health Corp.	79,766	0.0
42,352	(2)	R1 RCM, Inc.	430,296	0.1
5,580	(2)	Ra Pharmaceuticals, Inc.	100,942	0.0
16,566	(1),(2)	Radius Health, Inc.	294,875	0.0
16,070	(2)	RadNet, Inc.	241,853	0.0
7,210	(1),(2)	Reata Pharmaceuticals, Inc.	589,490	0.1
7,582	(1),(2)	Recro Pharma, Inc.	53,908	0.0
12,299	(2)	REGENXBIO, Inc.	928,574	0.1
15,974	(2)	Repligen Corp.	885,918	0.1
4,210	(2)	resTORbio, Inc.	63,739	0.0
16,043	(2)	Retrophin, Inc.	460,915	0.1
12,433	(2)	Revance Therapeutics, Inc.	308,960	0.0
5,451	(1),(2)	Rhythm Pharmaceuticals, Inc.	159,006	0.0
68,668	(2)	Rigel Pharmaceuticals, Inc.	220,424	0.0
7,915	(1),(2)	Rocket Pharmaceuticals, Inc.	194,867	0.0
20,825	(1),(2)	Rockwell Medical, Inc.	87,881	0.0
27,758	(2)	RTI Surgical, Inc.	124,911	0.0
3,576	(2)	Rubius Therapeutics, Inc.	85,824	0.0
39,807	(2)	Sangamo Biosciences, Inc.	674,729	0.1
10,875	(1),(2)	Savara, Inc.	121,365	0.0
2,621	(2)	Scholar Rock Holding Corp.	67,491	0.0
4,094	(2)	SeaSpine Holdings Corp.	63,703	0.0
45,038	(2)	Select Medical Holdings Corp.	828,699	0.1
8,170	(1),(2)	Selecta Biosciences, Inc.	127,043	0.0
31,349	(1),(2)	Senseonics Holdings, Inc.	149,535	0.0
10,115	(1),(2)	Seres Therapeutics, Inc.	76,773	0.0
6,080	(1),(2)	Sienna Biopharmaceuticals, Inc.	90,106	0.0
8,864	(2)	Sientra, Inc.	211,672	0.0
20,241	(2)	SIGA Technologies, Inc.	139,460	0.0
3,655		Simulations Plus, Inc.	73,831	0.0
4,764	(2)	Solid Biosciences, Inc.	224,766	0.0
41,995	(1),(2)	Sorrento Therapeutics, Inc.	184,778	0.0
12,343	(2)	Spark Therapeutics, Inc.	673,311	0.1
38,895	(2)	Spectrum Pharmaceuticals, Inc.	653,436	0.1
5,371	(2)	Spring Bank Pharmaceuticals, Inc.	64,721	0.0
17,725	(2)	Staar Surgical Co.	850,800	0.1
11,069	(2)	Stemline Therapeutics, Inc.	183,745	0.0
19,975	(2)	Supernus Pharmaceuticals, Inc.	1,005,741	0.1
7,405	(2)	Surgery Partners, Inc.	122,183	0.0
5,815	(2)	SurModics, Inc.	434,090	0.1
7,330	(2)	Syndax Pharmaceuticals, Inc.	59,226	0.0
24,803	(2)	Syneos Health, Inc.	1,278,595	0.1
104,372	(1),(2)	Synergy Pharmaceuticals, Inc.	177,432	0.0
7,207	(2)	Synlogic, Inc.	102,411	0.0
9,372	(2)	Syros Pharmaceuticals, Inc.	111,621	0.0
11,499	(2)	T2 Biosystems, Inc.	85,668	0.0
6,607	(2)	Tabula Rasa HealthCare, Inc.	536,422	0.1
6,534	(2)	Tactile Systems Technology, Inc.	464,241	0.1
19,904	(1),(2)	Tandem Diabetes Care, Inc.	852,687	0.1
26,791	(1),(2)	Teladoc Health, Inc.	2,313,403	0.3
17,484	(1),(2)	Teligent, Inc.	69,062	0.0
33,500	(2)	Tenet Healthcare Corp.	953,410	0.1
20,583	(2)	Tetraphase Pharmaceuticals, Inc.	56,809	0.0
23,571	(1),(2)	TG Therapeutics, Inc.	131,998	0.0
67,784	(1),(2)	TherapeuticsMD, Inc.	444,663	0.1
17,575	(2)	Theravance Biopharma, Inc.	574,175	0.1
15,722	(2)	Tivity Health, Inc.	505,462	0.1
8,527	(1),(2)	Tocagen, Inc.	132,936	0.0
62,210	(1),(2)	TransEnterix, Inc.	360,818	0.0
6,145	(2)	Translate Bio, Inc.	61,450	0.0
4,129	(2)	Tricida, Inc.	126,141	0.0
9,412	(2)	Triple-S Management Corp.	177,793	0.0
19,380	(2)	Tyme Technologies, Inc.	53,876	0.0
18,531	(2)	Ultragenyx Pharmaceutical, Inc.	1,414,657	0.2
5,314		US Physical Therapy, Inc.	630,240	0.1
821		Utah Medical Products, Inc.	77,338	0.0
20,594	(1),(2)	Vanda Pharmaceuticals, Inc.	472,632	0.1
15,645	(2)	Varex Imaging Corp.	448,386	0.1
11,713	(2)	Veracyte, Inc.	111,859	0.0
26,304	(1),(2)	Verastem, Inc.	190,704	0.0
16,629	(2)	Vericel Corp.	235,300	0.0
22,005	(1),(2)	ViewRay, Inc.	205,967	0.0
20,229	(2)	Viking Therapeutics, Inc.	352,389	0.0
12,764	(1),(2)	Vital Therapies, Inc.	3,515	0.0
12,243	(2)	Vocera Communications, Inc.	447,849	0.1
8,740	(2)	Voyager Therapeutics, Inc.	165,361	0.0
6,873	(2)	WaVe Life Sciences Ltd.	343,650	0.0
49,730	(1),(2)	Wright Medical Group NV	1,443,165	0.2
17,964	(2)	Xencor, Inc.	700,057	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,039	(2)	Xeris Pharmaceuticals, Inc.	$53,426	0.0
3,276	(2)	XOMA Corp.	57,559	0.0
12,007	(2)	Zafgen, Inc.	140,362	0.0
55,621	(1),(2)	ZIOPHARM Oncology, Inc.	177,987	0.0
16,542	(1),(2)	Zogenix, Inc.	820,483	0.1
			147,924,292	16.1

		Industrials: 14.8%
16,648		AAON, Inc.	629,294	0.1
12,909		AAR Corp.	618,212	0.1
24,015		ABM Industries, Inc.	774,484	0.1
25,362	(2)	Acacia Research Corp.	81,158	0.0
42,087		ACCO Brands Corp.	475,583	0.1
23,104		Actuant Corp.	644,602	0.1
27,301	(2)	Advanced Disposal Services, Inc.	739,311	0.1
14,854		Advanced Drainage Systems, Inc.	458,989	0.1
13,736	(2)	Aegion Corp.	348,620	0.0
27,369	(2)	Aerojet Rocketdyne Holdings, Inc.	930,272	0.1
8,531	(2)	Aerovironment, Inc.	956,922	0.1
23,706	(2)	Air Transport Services Group, Inc.	508,968	0.1
19,403		Aircastle Ltd.	425,120	0.1
3,885		Alamo Group, Inc.	355,905	0.0
11,856		Albany International Corp.	942,552	0.1
5,268		Allegiant Travel Co.	667,982	0.1
3,289		Allied Motion Technologies, Inc.	179,020	0.0
23,682		Altra Industrial Motion Corp.	978,067	0.1
8,139	(2)	Ameresco, Inc.	111,097	0.0
2,826	(1)	American Railcar Industries, Inc.	130,279	0.0
5,538	(2)	American Woodmark Corp.	434,456	0.1
11,031		Apogee Enterprises, Inc.	455,801	0.1
15,341		Applied Industrial Technologies, Inc.	1,200,433	0.1
10,487		ArcBest Corp.	509,144	0.1
6,250		Argan, Inc.	268,750	0.0
9,730	(2)	Armstrong Flooring, Inc.	176,113	0.0
20,103	(2)	ASGN, Inc.	1,586,730	0.2
8,711		Astec Industries, Inc.	439,122	0.1
8,796	(2)	Astronics Corp.	382,626	0.0
14,129	(2)	Atkore International Group, Inc.	374,842	0.0
9,285	(2)	Atlas Air Worldwide Holdings, Inc.	591,919	0.1
26,448	(2)	Avis Budget Group, Inc.	850,039	0.1
21,630	(2)	Axon Enterprise, Inc.	1,480,141	0.2
10,504		AZZ, Inc.	530,452	0.1
25,627	(2)	Babcock & Wilcox Enterprises, Inc.	26,396	0.0
18,849		Barnes Group, Inc.	1,338,844	0.1
3,288		Barrett Business Services, Inc.	219,573	0.0
27,216	(2)	Beacon Roofing Supply, Inc.	984,947	0.1
2,460		BG Staffing, Inc.	66,912	0.0
5,633	(2)	Blue Bird Corp.	138,008	0.0
3,354	(2)	BlueLinx Holdings, Inc.	105,617	0.0
27,061	(2)	BMC Stock Holdings, Inc.	504,688	0.1
18,466		Brady Corp.	807,887	0.1
16,008		Briggs & Stratton Corp.	307,834	0.0
19,433		Brink's Co.	1,355,452	0.2
44,289	(2)	Builders FirstSource, Inc.	650,163	0.1
8,923	(1)	Caesarstone Ltd.	165,522	0.0
7,798	(2)	CAI International, Inc.	178,340	0.0
16,725	(2)	Casella Waste Systems, Inc.	519,478	0.1
22,639	(2)	CBIZ, Inc.	536,544	0.1
15,660		Ceco Environmental Corp.	123,401	0.0
12,212	(2)	Chart Industries, Inc.	956,566	0.1
8,870	(2)	Cimpress NV	1,211,731	0.1
6,483		CIRCOR International, Inc.	307,942	0.0
9,330		Columbus McKinnon Corp.	368,908	0.0
15,186		Comfort Systems USA, Inc.	856,490	0.1
11,545	(2)	Commercial Vehicle Group, Inc.	105,752	0.0
15,420	(2)	Continental Building Products, Inc.	579,021	0.1
19,931		Costamare, Inc.	129,352	0.0
46,919		Covanta Holding Corp.	762,434	0.1
5,396	(2)	Covenant Transportation Group, Inc.	156,808	0.0
2,852		CRA International, Inc.	143,227	0.0
6,911	(2)	CSW Industrials, Inc.	371,121	0.0
10,156		Cubic Corp.	741,896	0.1
15,103	(1),(2)	Daseke, Inc.	121,126	0.0
17,887		Deluxe Corp.	1,018,486	0.1
5,677		DMC Global, Inc.	231,622	0.0
9,712		Douglas Dynamics, Inc.	426,357	0.1
3,872	(2)	Ducommun, Inc.	158,132	0.0
6,562	(2)	DXP Enterprises, Inc.	262,939	0.0
11,969	(2)	Dycom Industries, Inc.	1,012,577	0.1
16,909	(2)	Eagle Bulk Shipping, Inc.	95,029	0.0
3,071		Eastern Co/The	87,216	0.0
11,272	(2)	Echo Global Logistics, Inc.	348,868	0.0
22,820		EMCOR Group, Inc.	1,714,010	0.2
8,106		Encore Wire Corp.	406,111	0.0
9,298	(1),(2)	Energous Corp.	94,096	0.0
15,355	(1),(2)	Energy Recovery, Inc.	137,427	0.0
16,139		EnerSys	1,406,191	0.2
8,082	(2)	Engility Holdings, Inc.	290,871	0.0
12,743		Ennis, Inc.	260,594	0.0
33,377	(1),(2)	Enphase Energy, Inc.	161,878	0.0
7,924		EnPro Industries, Inc.	577,897	0.1
1,621	(1)	EnviroStar, Inc.	63,138	0.0
10,562		ESCO Technologies, Inc.	718,744	0.1
14,579		Essendant, Inc.	186,903	0.0
10,297	(2)	Esterline Technologies Corp.	936,512	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,512	(2)	Evoqua Water Technologies Corp.	$471,383	0.1
20,818		Exponent, Inc.	1,115,845	0.1
24,007		Federal Signal Corp.	642,907	0.1
5,520		Forrester Research, Inc.	253,368	0.0
11,682		Forward Air Corp.	837,599	0.1
6,801	(2)	Foundation Building Materials, Inc.	84,808	0.0
3,431	(2)	Franklin Covey Co.	81,143	0.0
18,530		Franklin Electric Co., Inc.	875,542	0.1
5,479		Freightcar America, Inc.	88,048	0.0
15,148	(2)	FTI Consulting, Inc.	1,108,682	0.1
15,190		GATX Corp.	1,315,302	0.1
23,811	(2)	Generac Holdings, Inc.	1,343,179	0.2
12,546	(2)	Gibraltar Industries, Inc.	572,098	0.1
9,409		Global Brass & Copper Holdings, Inc.	347,192	0.0
12,149	(2)	GMS, Inc.	281,857	0.0
7,991		Gorman-Rupp Co.	291,671	0.0
3,826	(2)	GP Strategies Corp.	64,468	0.0
5,766		Graham Corp.	162,428	0.0
17,583		Granite Construction, Inc.	803,543	0.1
28,777	(2)	Great Lakes Dredge & Dock Corp.	178,417	0.0
11,802		Greenbrier Cos., Inc.	709,300	0.1
12,747		Griffon Corp.	205,864	0.0
12,723		H&E Equipment Services, Inc.	480,675	0.1
32,172	(2)	Harsco Corp.	918,511	0.1
20,181		Hawaiian Holdings, Inc.	809,258	0.1
20,115	(2)	HC2 Holdings, Inc.	123,104	0.0
28,280	(1)	Healthcare Services Group, Inc.	1,148,734	0.1
19,577		Heartland Express, Inc.	386,254	0.0
7,956		Heidrick & Struggles International, Inc.	269,311	0.0
9,742	(2)	Herc Holdings, Inc.	498,790	0.1
4,725	(2)	Heritage-Crystal Clean, Inc.	100,879	0.0
23,815		Herman Miller, Inc.	914,496	0.1
22,328	(2)	Hertz Global Holdings, Inc.	364,616	0.0
24,707		Hillenbrand, Inc.	1,292,176	0.1
17,473		HNI Corp.	773,006	0.1
12,683	(2)	HUB Group, Inc.	578,345	0.1
8,997	(2)	Huron Consulting Group, Inc.	444,452	0.1
3,775		Hyster-Yale Materials Handling, Inc. - A shares	232,276	0.0
3,750	(2)	Hyster-Yale Materials Handling, Inc. - B shares	230,737	0.0
7,389		ICF International, Inc.	557,500	0.1
21,206	(2)	Innerworkings, Inc.	167,952	0.0
15,025		Insperity, Inc.	1,772,199	0.2
7,826		Insteel Industries, Inc.	280,797	0.0
23,916		Interface, Inc.	558,439	0.1
26,870	(2)	JELD-WEN Holding, Inc.	662,614	0.1
12,509		John Bean Technologies Corp.	1,492,324	0.2
4,701		Kadant, Inc.	507,003	0.1
10,919		Kaman Corp.	729,171	0.1
55,379		KBR, Inc.	1,170,158	0.1
12,536		Kelly Services, Inc.	301,240	0.0
31,079		Kennametal, Inc.	1,353,801	0.2
19,478	(1),(2)	Keyw Holding Corp.	168,679	0.0
10,229		Kforce, Inc.	384,610	0.0
18,131		Kimball International, Inc.	303,694	0.0
20,181	(2)	KLX, Inc.	1,266,963	0.1
20,622		Knoll, Inc.	483,586	0.1
21,907		Korn/Ferry International	1,078,701	0.1
36,243	(1),(2)	Kratos Defense & Security Solutions, Inc.	535,672	0.1
3,868	(2)	LB Foster Co.	79,487	0.0
4,132		Lindsay Corp.	414,192	0.0
13,819		LSC Communications, Inc.	152,838	0.0
7,353	(2)	Lydall, Inc.	316,914	0.0
6,363	(2)	Manitex International, Inc.	67,002	0.0
13,615	(2)	Manitowoc Co., Inc./The	326,624	0.0
16,562		Marten Transport Ltd.	348,630	0.0
10,743	(2)	Masonite International Corp.	688,626	0.1
25,922	(2)	Mastec, Inc.	1,157,417	0.1
17,300		Matson, Inc.	685,772	0.1
12,704		Matthews International Corp.	637,106	0.1
22,064	(1)	Maxar Technologies Ltd.	729,656	0.1
9,786		McGrath Rentcorp	533,043	0.1
18,793	(2)	Mercury Systems, Inc.	1,039,629	0.1
32,889	(2)	Meritor, Inc.	636,731	0.1
26,125	(2)	Milacron Holdings Corp.	529,031	0.1
5,976		Miller Industries, Inc.	160,754	0.0
8,453	(2)	Mistras Group, Inc.	183,177	0.0
17,778		Mobile Mini, Inc.	779,565	0.1
12,335		Moog, Inc.	1,060,440	0.1
34,384	(2)	MRC Global, Inc.	645,388	0.1
13,290		MSA Safety, Inc.	1,414,588	0.2
22,856		Mueller Industries, Inc.	662,367	0.1
60,778		Mueller Water Products, Inc.	699,555	0.1
5,800		Multi-Color Corp.	361,050	0.0
6,929	(2)	MYR Group, Inc.	226,163	0.0
2,104	(1)	National Presto Industries, Inc.	272,784	0.0
19,203		Navigant Consulting, Inc.	442,821	0.1
19,684	(2)	Navistar International Corp.	757,834	0.1
16,067	(2)	NCI Building Systems, Inc.	243,415	0.0
12,814	(1),(2)	Nexeo Solutions, Inc.	156,972	0.0
12,222		NN, Inc.	190,663	0.0
4,603	(2)	Northwest Pipe Co.	90,909	0.0
41,748	(1),(2)	NOW, Inc.	690,929	0.1
3,314	(2)	NV5 Global, Inc.	287,324	0.0
1,401		Omega Flex, Inc.	99,695	0.0
14,328	(2)	Orion Group Holdings, Inc.	108,176	0.0
4,516		Park-Ohio Holdings Corp.	173,189	0.0
9,713	(2)	Patrick Industries, Inc.	575,010	0.1
20,055	(2)	PGT Innovations, Inc.	433,188	0.1
11,538		Pico Holdings, Inc.	144,802	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
69,747		Pitney Bowes, Inc.	$493,809	0.1
95,031	(1),(2)	Plug Power, Inc.	182,460	0.0
4,078		Powell Industries, Inc.	147,868	0.0
1,207		Preformed Line Products Co.	84,828	0.0
16,091		Primoris Services Corp.	399,379	0.0
10,320	(2)	Proto Labs, Inc.	1,669,260	0.2
13,034		Quad/Graphics, Inc.	271,629	0.0
14,663		Quanex Building Products Corp.	266,867	0.0
18,540	(2)	Radiant Logistics, Inc.	109,571	0.0
14,548		Raven Industries, Inc.	665,571	0.1
9,392	(2)	RBC Bearings, Inc.	1,412,181	0.2
4,760		Reis, Inc.	109,480	0.0
14,341		Resources Connection, Inc.	238,061	0.0
10,550	(1)	REV Group, Inc.	165,635	0.0
41,243	(2)	Rexnord Corp.	1,270,284	0.1
27,891		RR Donnelley & Sons Co.	150,611	0.0
13,565		Rush Enterprises, Inc. - Class A	533,240	0.1
20,992	(2)	Safe Bulkers, Inc.	60,457	0.0
10,393	(2)	Saia, Inc.	794,545	0.1
25,660		Scorpio Bulkers, Inc.	186,035	0.0
16,130		Simpson Manufacturing Co., Inc.	1,168,780	0.1
15,260	(2)	SiteOne Landscape Supply, Inc.	1,149,688	0.1
20,536		Skywest, Inc.	1,209,570	0.1
7,964	(2)	SP Plus Corp.	290,686	0.0
14,614		Spartan Motors, Inc.	215,557	0.0
25,765	(2)	Spirit Airlines, Inc.	1,210,182	0.1
17,132	(2)	SPX Corp.	570,667	0.1
16,309	(2)	SPX FLOW, Inc.	848,068	0.1
5,176		Standex International Corp.	539,598	0.1
33,323		Steelcase, Inc.	616,476	0.1
11,002	(2)	Sterling Construction Co., Inc.	157,549	0.0
10,760		Sun Hydraulics Corp.	589,433	0.1
37,892	(1),(2)	Sunrun, Inc.	471,376	0.1
11,525	(1),(2)	Team, Inc.	259,313	0.0
7,106		Tennant Co.	539,701	0.1
22,203		Tetra Tech, Inc.	1,516,465	0.2
10,729	(2)	Textainer Group Holdings Ltd.	137,331	0.0
15,310	(2)	Thermon Group Holdings, Inc.	394,692	0.0
20,279		Titan International, Inc.	150,470	0.0
7,764	(2)	Titan Machinery, Inc.	120,226	0.0
5,550	(2)	TPI Composites, Inc.	158,453	0.0
23,528	(2)	Trex Co., Inc.	1,811,185	0.2
18,554	(2)	Trimas Corp.	564,042	0.1
17,294	(2)	TriNet Group, Inc.	973,998	0.1
20,674		Triton International Ltd./Bermuda	687,824	0.1
18,880		Triumph Group, Inc.	439,904	0.1
16,616	(2)	TrueBlue, Inc.	432,847	0.1
15,461	(1),(2)	Tutor Perini Corp.	290,667	0.0
3,559	(2)	Twin Disc, Inc.	81,999	0.0
6,037		Unifirst Corp.	1,048,325	0.1
23,664		Universal Forest Products, Inc.	836,049	0.1
9,069		US Ecology, Inc.	668,839	0.1
4,393	(2)	US Xpress Enterprises, Inc.	60,623	0.0
3,407	(2)	USA Truck, Inc.	68,924	0.0
5,036	(2)	Vectrus, Inc.	157,073	0.0
4,821	(2)	Veritiv Corp.	175,484	0.0
9,091		Viad Corp.	538,642	0.1
6,597	(2)	Vicor Corp.	303,462	0.0
11,123	(2)	Vivint Solar, Inc.	57,840	0.0
4,277		VSE Corp.	141,697	0.0
22,113		Wabash National Corp.	403,120	0.0
15,781	(2)	WageWorks, Inc.	674,638	0.1
10,279		Watts Water Technologies, Inc.	853,157	0.1
18,156		Werner Enterprises, Inc.	641,815	0.1
23,592	(2)	Wesco Aircraft Holdings, Inc.	265,410	0.0
3,088	(2)	Willdan Group, Inc.	104,868	0.0
20,935		Woodward, Inc.	1,692,804	0.2
13,882	(2)	YRC Worldwide, Inc.	124,660	0.0
			135,679,354	14.8

		Information Technology: 13.6%
42,828	(1),(2)	3D Systems Corp.	809,449	0.1
35,843	(2)	8x8, Inc.	761,664	0.1
22,826	(1),(2)	A10 Networks, Inc.	138,782	0.0
10,409	(2)	Acacia Communications, Inc.	430,620	0.1
46,728	(2)	ACI Worldwide, Inc.	1,314,926	0.1
31,300	(2)	Acxiom Holdings, Inc.	1,546,533	0.2
7,994	(1),(2)	Adesto Technologies Corp.	47,564	0.0
19,899		Adtran, Inc.	351,217	0.0
15,232	(2)	Advanced Energy Industries, Inc.	786,733	0.1
14,082	(2)	Aerohive Networks, Inc.	58,018	0.0
10,865	(2)	Agilysys, Inc.	177,099	0.0
11,291	(1),(2)	Alarm.com Holdings, Inc.	648,103	0.1
10,598	(2)	Alpha & Omega Co.	123,255	0.0
10,365	(2)	Altair Engineering, Inc.	450,359	0.1
10,930	(1),(2)	Alteryx, Inc.	625,305	0.1
12,849	(1),(2)	Ambarella, Inc.	496,999	0.1
9,970	(2)	Amber Road, Inc.	95,911	0.0
16,567		American Software, Inc.	200,958	0.0
37,828	(2)	Amkor Technology, Inc.	279,549	0.0
11,793	(2)	Anixter International, Inc.	829,048	0.1
5,159	(2)	Appfolio, Inc.	404,466	0.0
7,684	(1),(2)	Applied Optoelectronics, Inc.	189,487	0.0
12,116	(2)	Apptio, Inc.	447,807	0.1
7,490	(2)	Aquantia Corp.	95,797	0.0
4,230	(1),(2)	Arlo Technologies, Inc.	61,377	0.0
4,210	(2)	Asure Software, Inc.	52,288	0.0
2,618	(1),(2)	Avalara, Inc.	91,447	0.0
39,579	(2)	Avaya Holdings Corp.	876,279	0.1
13,720	(1),(2)	Avid Technology, Inc.	81,360	0.0
17,261		AVX Corp.	311,561	0.0
12,949	(2)	Axcelis Technologies, Inc.	254,448	0.0
15,801	(2)	AXT, Inc.	112,977	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,280		Badger Meter, Inc.	$597,276	0.1
3,625		Bel Fuse, Inc.	96,062	0.0
15,861		Belden, Inc.	1,132,634	0.1
19,608		Benchmark Electronics, Inc.	458,827	0.1
7,825	(1),(2)	Benefitfocus, Inc.	316,521	0.0
19,348		Blackbaud, Inc.	1,963,435	0.2
12,276	(2)	Blackline, Inc.	693,226	0.1
16,153	(2)	Bottomline Technologies de, Inc.	1,174,485	0.1
48,925	(2)	Box, Inc.	1,169,797	0.1
16,510	(2)	Brightcove, Inc.	138,684	0.0
27,572		Brooks Automation, Inc.	965,847	0.1
9,774		Cabot Microelectronics Corp.	1,008,384	0.1
9,812	(2)	CACI International, Inc.	1,806,880	0.2
14,901	(2)	CalAmp Corp.	357,028	0.0
21,826	(1),(2)	Calix, Inc.	176,791	0.0
2,793	(1),(2)	Carbon Black, Inc.	59,156	0.0
11,012	(2)	Carbonite, Inc.	392,578	0.0
16,492	(2)	Cardtronics plc	521,807	0.1
8,603	(1),(2)	Casa Systems, Inc.	126,894	0.0
6,045		Cass Information Systems, Inc.	393,650	0.0
9,497	(2)	Ceva, Inc.	273,039	0.0
11,742	(2)	ChannelAdvisor Corp.	146,188	0.0
57,279	(2)	Ciena Corp.	1,789,396	0.2
24,057	(2)	Cirrus Logic, Inc.	928,600	0.1
16,830	(2)	Cision Ltd.	282,744	0.0
6,231	(2)	Clearfield, Inc.	83,807	0.0
41,627	(2)	Cloudera, Inc.	734,717	0.1
11,724		Cohu, Inc.	294,272	0.0
15,823	(2)	Commvault Systems, Inc.	1,107,610	0.1
9,506		Comtech Telecommunications Corp.	344,783	0.0
10,884	(2)	Control4 Corp.	373,648	0.0
9,019		ConvergeOne Holdings, Inc.	83,967	0.0
36,419		Convergys Corp.	864,587	0.1
21,224	(2)	Cornerstone OnDemand, Inc.	1,204,462	0.1
20,537	(2)	Coupa Software, Inc.	1,624,477	0.2
15,865	(2)	Cray, Inc.	341,097	0.0
39,773	(2)	Cree, Inc.	1,506,204	0.2
13,737		CSG Systems International, Inc.	551,403	0.1
14,229		CTS Corp.	488,055	0.1
17,388		Daktronics, Inc.	136,322	0.0
30,687	(1)	Diebold Nixdorf, Inc.	138,091	0.0
14,136	(2)	Digi International, Inc.	190,129	0.0
4,637	(1),(2)	Digimarc Corp.	145,834	0.0
15,760	(2)	Diodes, Inc.	524,650	0.1
2,958	(2)	Domo, Inc.	63,449	0.0
5,785	(1),(2)	Eastman Kodak Co.	17,933	0.0
9,660	(1)	Ebix, Inc.	764,589	0.1
6,586	(2)	eGain Corp.	53,347	0.0
12,707	(2)	Electro Scientific Industries, Inc.	221,737	0.0
17,554	(2)	Electronics for Imaging, Inc.	598,240	0.1
13,850	(2)	Ellie Mae, Inc.	1,312,564	0.1
28,658	(2)	Endurance International Group Holdings, Inc.	252,190	0.0
55,534		Entegris, Inc.	1,607,709	0.2
17,644	(2)	Envestnet, Inc.	1,075,402	0.1
5,281	(2)	ePlus, Inc.	489,549	0.1
9,303	(2)	Everbridge, Inc.	536,225	0.1
29,006	(2)	Everi Holdings, Inc.	265,985	0.0
24,330		EVERTEC, Inc.	586,353	0.1
3,532	(2)	Evo Payments, Inc.	84,415	0.0
17,054	(1),(2)	Exela Technologies, Inc.	121,595	0.0
13,268	(2)	ExlService Holdings, Inc.	878,342	0.1
46,964	(2)	Extreme Networks, Inc.	257,363	0.0
14,246	(2)	Fabrinet	659,020	0.1
6,909	(2)	Faro Technologies, Inc.	444,594	0.1
45,023	(2)	Finisar Corp.	857,688	0.1
80,676	(1),(2)	Fitbit, Inc.	431,617	0.1
22,631	(2)	Five9, Inc.	988,748	0.1
10,720	(2)	ForeScout Technologies, Inc.	404,787	0.0
29,937	(2)	Formfactor, Inc.	411,634	0.1
16,158	(1),(2)	GTT Communications, Inc.	701,257	0.1
11,281		Hackett Group, Inc.	227,312	0.0
34,597	(2)	Harmonic, Inc.	190,283	0.0
26,173	(2)	Hortonworks, Inc.	597,006	0.1
14,298	(2)	HubSpot, Inc.	2,158,283	0.2
9,372	(1),(2)	Ichor Holdings Ltd.	191,376	0.0
24,732	(2)	II-VI, Inc.	1,169,824	0.1
12,287	(2)	Immersion Corp.	129,874	0.0
14,247	(2)	Imperva, Inc.	661,773	0.1
6,769	(1),(2)	Impinj, Inc.	168,007	0.0
60,086	(2)	Infinera Corp.	438,628	0.1
17,407	(2)	Inphi Corp.	661,118	0.1
14,241	(2)	Insight Enterprises, Inc.	770,296	0.1
11,043	(2)	Instructure, Inc.	390,922	0.0
51,065	(2)	Integrated Device Technology, Inc.	2,400,566	0.3
13,741		InterDigital, Inc.	1,099,280	0.1
9,079	(2)	Internap Corp.	114,668	0.0
13,155	(2)	Iteris, Inc.	70,774	0.0
13,554	(2)	Itron, Inc.	870,167	0.1
18,638		j2 Global, Inc.	1,544,158	0.2
21,789	(2)	Kemet Corp.	404,186	0.0
13,887	(2)	Kimball Electronics, Inc.	272,880	0.0
34,570	(2)	Knowles Corp.	574,553	0.1
25,605	(1),(2)	Kopin Corp.	61,964	0.0
50,297	(2)	Lattice Semiconductor Corp.	402,376	0.0
41,548	(2)	Limelight Networks, Inc.	208,571	0.0
22,271	(2)	LivePerson, Inc.	577,932	0.1
24,993	(1),(2)	Lumentum Holdings, Inc.	1,498,330	0.2
17,859	(1),(2)	MACOM Technology Solutions Holdings, Inc.	367,895	0.0
10,843		Mantech International Corp.	686,362	0.1
25,947		Maximus, Inc.	1,688,112	0.2
25,486	(2)	MaxLinear, Inc.	506,662	0.1
17,401	(1),(2)	Maxwell Technologies, Inc.	60,729	0.0
1,416		Mesa Laboratories, Inc.	262,838	0.0
14,324		Methode Electronics, Inc.	518,529	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,653	(2)	MicroStrategy, Inc.	$513,685	0.1
17,568	(2)	Mindbody, Inc.	714,139	0.1
13,438	(2)	Mitek Systems, Inc.	94,738	0.0
29,796	(2)	MobileIron, Inc.	157,919	0.0
11,656	(2)	Model N, Inc.	184,748	0.0
12,469	(2)	MoneyGram International, Inc.	66,709	0.0
17,741		Monotype Imaging Holdings, Inc.	358,368	0.0
7,505		MTS Systems Corp.	410,899	0.1
10,293	(2)	Nanometrics, Inc.	386,193	0.0
5,132	(2)	Napco Security Technologies, Inc.	76,723	0.0
13,006	(2)	NeoPhotonics Corp.	107,950	0.0
12,365	(2)	Netgear, Inc.	777,140	0.1
30,878	(2)	Netscout Systems, Inc.	779,670	0.1
17,187	(2)	New Relic, Inc.	1,619,531	0.2
26,606		NIC, Inc.	393,769	0.0
2,424	(2)	nLight, Inc.	53,837	0.0
12,866	(2)	Novanta, Inc.	880,034	0.1
2,436		NVE Corp.	257,924	0.0
69,435	(2)	Oclaro, Inc.	620,749	0.1
12,407	(2)	OneSpan, Inc.	236,353	0.0
6,868	(2)	OSI Systems, Inc.	524,097	0.1
4,630	(2)	PAR Technology Corp.	102,879	0.0
10,843		Park Electrochemical Corp.	211,330	0.0
11,341	(2)	Paylocity Holding Corp.	910,909	0.1
11,682	(1),(2)	PDF Solutions, Inc.	105,488	0.0
15,344	(2)	Perficient, Inc.	408,918	0.0
54,544		Perspecta, Inc.	1,402,872	0.2
27,492	(2)	Photronics, Inc.	270,796	0.0
13,244		Plantronics, Inc.	798,613	0.1
12,458	(2)	Plexus Corp.	728,918	0.1
11,277		Power Integrations, Inc.	712,706	0.1
13,269	(1)	Presidio, Inc.	202,352	0.0
18,136		Progress Software Corp.	640,019	0.1
10,904	(2)	PROS Holdings, Inc.	381,858	0.0
13,918	(2)	Q2 Holdings, Inc.	842,735	0.1
4,210		QAD, Inc.	238,497	0.0
13,331	(2)	Qualys, Inc.	1,187,792	0.1
12,332	(2)	Quantenna Communications, Inc.	227,525	0.0
43,071	(2)	Rambus, Inc.	469,905	0.1
12,877	(2)	Rapid7, Inc.	475,419	0.1
19,588	(2)	Ribbon Communications, Inc.	133,786	0.0
7,140	(2)	Rogers Corp.	1,051,865	0.1
13,341	(2)	Rudolph Technologies, Inc.	326,187	0.0
20,971	(2)	SailPoint Technologies Holding, Inc.	713,433	0.1
26,808	(2)	Sanmina Corp.	739,901	0.1
10,819	(2)	Scansource, Inc.	431,678	0.1
17,225		Science Applications International Corp.	1,388,335	0.2
25,978	(2)	Semtech Corp.	1,444,377	0.2
10,208	(2)	SendGrid, Inc.	375,552	0.0
36,641	(2)	ServiceSource International, Inc.	104,427	0.0
2,703	(2)	ShotSpotter, Inc.	165,667	0.0
16,645	(2)	Silicon Laboratories, Inc.	1,528,011	0.2
3,746	(2)	SMART Global Holdings, Inc.	107,660	0.0
6,783	(2)	SPS Commerce, Inc.	673,145	0.1
20,433	(2)	Stratasys Ltd.	472,207	0.1
23,663	(1),(2)	SunPower Corp.	172,740	0.0
17,681	(2)	Sykes Enterprises, Inc.	539,094	0.1
13,529	(2)	Synaptics, Inc.	617,193	0.1
11,538		SYNNEX Corp.	977,269	0.1
14,065	(2)	Syntel, Inc.	576,384	0.1
4,608		Systemax, Inc.	151,788	0.0
14,599	(2)	Tech Data Corp.	1,044,850	0.1
17,923	(2)	Telaria, Inc.	67,928	0.0
13,648	(2)	TeleNav, Inc.	68,922	0.0
2,617	(2)	Tenable Holdings, Inc.	101,749	0.0
47,818		TiVo Corp.	595,334	0.1
12,654	(2)	Trade Desk, Inc./The	1,909,615	0.2
49,750		Travelport Worldwide Ltd.	839,283	0.1
6,153		TTEC Holdings, Inc.	159,363	0.0
37,157	(2)	TTM Technologies, Inc.	591,168	0.1
3,876	(1),(2)	Tucows, Inc.	216,087	0.0
14,681	(2)	Ultra Clean Holdings, Inc.	184,247	0.0
21,251	(1),(2)	Unisys Corp.	433,520	0.1
5,639	(2)	Upland Software, Inc.	182,196	0.0
20,045	(2)	USA Technologies, Inc.	144,324	0.0
10,084	(2)	Varonis Systems, Inc.	738,653	0.1
19,321	(2)	Veeco Instruments, Inc.	198,040	0.0
25,167	(2)	Verint Systems, Inc.	1,260,867	0.1
3,223	(2)	Veritone, Inc.	33,616	0.0
21,744	(1),(2)	Viasat, Inc.	1,390,529	0.2
90,816	(2)	Viavi Solutions, Inc.	1,029,853	0.1
23,678	(1),(2)	VirnetX Holding Corp.	110,103	0.0
11,508	(2)	Virtusa Corp.	618,095	0.1
52,249		Vishay Intertechnology, Inc.	1,063,267	0.1
4,952	(2)	Vishay Precision Group, Inc.	185,205	0.0
16,555	(2)	Web.com Group, Inc.	461,885	0.1
11,406	(2)	Workiva, Inc.	450,537	0.1
22,441	(2)	Xcerra Corp.	320,233	0.0
20,126		Xperi Corp.	298,871	0.0
30,123	(2)	Yext, Inc.	713,915	0.1
29,128	(2)	Zix Corp.	161,660	0.0
5,015	(2)	Zscaler, Inc.	204,512	0.0
			124,895,828	13.6

		Materials: 4.1%
9,298		Advanced Emissions Solutions, Inc.	111,204	0.0
12,413	(2)	AdvanSix, Inc.	421,421	0.1
10,142	(1),(2)	AgroFresh Solutions, Inc.	63,185	0.0
124,702	(1),(2)	AK Steel Holding Corp.	611,040	0.1
49,342	(1),(2)	Allegheny Technologies, Inc.	1,458,056	0.2
12,456		American Vanguard Corp.	224,208	0.0
13,001		Balchem Corp.	1,457,282	0.2
15,443		Boise Cascade Co.	568,302	0.1
18,290		Carpenter Technology Corp.	1,078,195	0.1
20,287	(2)	Century Aluminum Co.	242,835	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
3,283		Chase Corp.	$394,452	0.0
7,188	(2)	Clearwater Paper Corp.	213,484	0.0
119,123	(2)	Cleveland-Cliffs, Inc.	1,508,097	0.2
72,901	(2)	Coeur Mining, Inc.	388,562	0.0
45,617		Commercial Metals Co.	936,061	0.1
13,329		Compass Minerals International, Inc.	895,709	0.1
34,367	(2)	Ferro Corp.	798,002	0.1
30,512	(2)	Ferroglobe PLC	–	–
22,128	(2)	Flotek Industries, Inc.	53,107	0.0
8,164	(1),(2)	Forterra, Inc.	60,903	0.0
7,790		FutureFuel Corp.	144,427	0.0
28,313	(2)	GCP Applied Technologies, Inc.	751,710	0.1
24,632		Gold Resource Corp.	126,608	0.0
9,625		Greif, Inc. - Class A	516,478	0.1
2,217		Greif, Inc. - Class B	127,810	0.0
4,945		Hawkins, Inc.	204,970	0.0
5,425		Haynes International, Inc.	192,588	0.0
19,646		HB Fuller Co.	1,015,109	0.1
181,915		Hecla Mining Co.	507,543	0.1
17,032	(2)	Ingevity Corp.	1,735,220	0.2
7,977		Innophos Holdings, Inc.	354,179	0.0
9,936		Innospec, Inc.	762,588	0.1
38,191	(2)	Intrepid Potash, Inc.	137,106	0.0
6,451		Kaiser Aluminum Corp.	703,546	0.1
34,854		KapStone Paper and Packaging Corp.	1,181,899	0.1
5,527		KMG Chemicals, Inc.	417,620	0.1
9,204	(2)	Koppers Holdings, Inc.	286,705	0.0
12,138	(2)	Kraton Corp.	572,307	0.1
8,702		Kronos Worldwide, Inc.	141,408	0.0
56,633		Louisiana-Pacific Corp.	1,500,208	0.2
7,981	(1),(2)	LSB Industries, Inc.	78,054	0.0
8,216		Materion Corp.	497,068	0.1
13,716		Minerals Technologies, Inc.	927,202	0.1
11,109		Myers Industries, Inc.	258,284	0.0
6,698		Neenah, Inc.	578,037	0.1
4,183		Olympic Steel, Inc.	87,299	0.0
21,411	(2)	Omnova Solutions, Inc.	210,898	0.0
18,640		PH Glatfelter Co.	356,210	0.0
30,761		PolyOne Corp.	1,344,871	0.2
10,963	(2)	PQ Group Holdings, Inc.	191,524	0.0
5,331		Quaker Chemical Corp.	1,077,982	0.1
19,516		Rayonier Advanced Materials, Inc.	359,680	0.0
7,499	(2)	Ryerson Holding Corp.	84,739	0.0
10,661		Schnitzer Steel Industries, Inc.	288,380	0.0
12,321		Schweitzer-Mauduit International, Inc.	472,018	0.1
16,340		Sensient Technologies Corp.	1,250,173	0.1
7,958		Stepan Co.	692,426	0.1
45,512	(2)	Summit Materials, Inc.	827,408	0.1
26,890	(2)	SunCoke Energy, Inc.	312,462	0.0
118,524	(2)	Tahoe Resources, Inc.	330,682	0.0
15,843	(2)	TimkenSteel Corp.	235,585	0.0
7,099	(2)	Trecora Resources	99,386	0.0
11,114		Tredegar Corp.	240,618	0.0
16,799		Trinseo SA	1,315,362	0.2
37,596	(1)	Tronox Ltd. - CL A	449,272	0.1
3,159	(2)	Universal Stainless & Alloy Products, Inc.	80,586	0.0
6,773	(1),(2)	US Concrete, Inc.	310,542	0.0
10,533		Valhi, Inc.	24,015	0.0
14,089	(2)	Verso Corp.	474,377	0.1
14,421		Warrior Met Coal, Inc.	389,944	0.0
16,619		Worthington Industries, Inc.	720,600	0.1
			37,429,818	4.1

		Real Estate: 6.7%
32,989		Acadia Realty Trust	924,682	0.1
11,935		Agree Realty Corp.	633,987	0.1
27,485		Alexander & Baldwin, Inc.	623,635	0.1
976	(1)	Alexander's, Inc.	335,061	0.0
4,611	(1),(2)	Altisource Portfolio Solutions SA	148,613	0.0
17,316		American Assets Trust, Inc.	645,714	0.1
25,768		Americold Realty Trust	644,715	0.1
18,337		Armada Hoffler Properties, Inc.	277,072	0.0
36,214		Ashford Hospitality Trust, Inc.	231,407	0.0
9,480	(1)	Bluerock Residential Growth REIT, Inc.	92,904	0.0
15,429		Braemar Hotels & Resorts, Inc.	181,599	0.0
31,479		CareTrust REIT, Inc.	557,493	0.1
20,125		CatchMark Timber Trust, Inc.	230,029	0.0
68,639	(1)	CBL & Associates Properties, Inc.	273,870	0.0
46,690		Cedar Realty Trust, Inc.	217,575	0.0
18,336		Chatham Lodging Trust	383,039	0.1
24,263		Chesapeake Lodging Trust	778,114	0.1
15,262		City Office REIT, Inc.	192,606	0.0
5,113		Clipper Realty, Inc.	69,179	0.0
8,865		Community Healthcare Trust, Inc.	274,638	0.0
2,687		Consolidated-Tomoka Land Co.	167,346	0.0
42,972		CoreCivic, Inc.	1,045,509	0.1
6,607	(1)	CorEnergy Infrastructure Trust, Inc.	248,291	0.0
17,366		CorePoint Lodging, Inc.	337,769	0.0
165,751		Cousins Properties, Inc.	1,473,526	0.2
6,292	(1),(2)	Cushman & Wakefield PLC	106,901	0.0
78,462		DiamondRock Hospitality Co.	915,652	0.1
17,781		Easterly Government Properties, Inc.	344,418	0.0
13,587		EastGroup Properties, Inc.	1,299,189	0.2
9,240	(1)	Farmland Partners, Inc.	61,908	0.0
47,017		First Industrial Realty Trust, Inc.	1,476,334	0.2
3,927	(1),(2)	Forestar Group, Inc.	83,252	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
28,321		Four Corners Property Trust, Inc.	$727,566	0.1
47,331		Franklin Street Properties Corp.	378,175	0.0
22,761		Front Yard Residential Corp.	246,957	0.0
2,381	(2)	FRP Holdings, Inc.	147,860	0.0
48,898		Geo Group, Inc./The	1,230,274	0.1
14,694		Getty Realty Corp.	419,661	0.1
14,447		Gladstone Commercial Corp.	276,660	0.0
28,629		Global Net Lease, Inc.	596,915	0.1
38,882	(1)	Government Properties Income Trust	438,978	0.1
63,466		Gramercy Property Trust	1,741,507	0.2
48,744		Healthcare Realty Trust, Inc.	1,426,249	0.2
17,130		Hersha Hospitality Trust	388,337	0.1
14,847		HFF, Inc.	630,701	0.1
32,950		Independence Realty Trust, Inc.	346,963	0.0
4,754	(1)	Industrial Logistics Properties Trust	109,390	0.0
17,938	(2)	InfraREIT, Inc.	379,389	0.0
2,375		Innovative Industrial Properties, Inc.	114,570	0.0
61,339		Investors Real Estate Trust	366,807	0.0
32,442		iStar, Inc.	362,377	0.0
50,771		Kennedy-Wilson Holdings, Inc.	1,091,576	0.1
34,404		Kite Realty Group Trust	572,827	0.1
45,177		LaSalle Hotel Properties	1,562,672	0.2
88,653		Lexington Realty Trust	735,820	0.1
16,095		LTC Properties, Inc.	709,950	0.1
35,265		Mack-Cali Realty Corp.	749,734	0.1
7,376	(2)	Marcus & Millichap, Inc.	256,021	0.0
31,169		Monmouth Real Estate Investment Corp.	521,146	0.1
15,875		National Health Investors, Inc.	1,199,991	0.1
20,425		National Storage Affiliates Trust	519,612	0.1
33,684		New Senior Investment Group, Inc.	198,736	0.0
6,304		Newmark Group, Inc.	70,542	0.0
8,327		NexPoint Residential Trust, Inc.	276,456	0.0
23,329		NorthStar Realty Europe Corp.	330,339	0.0
10,366		One Liberty Properties, Inc.	287,967	0.0
27,222	(1)	Pebblebrook Hotel Trust	990,064	0.1
28,704	(1)	Pennsylvania Real Estate Investment Trust	271,540	0.0
71,891		Physicians Realty Trust	1,212,082	0.1
41,786		Piedmont Office Realty Trust, Inc.	791,009	0.1
24,511		PotlatchDeltic Corp.	1,003,725	0.1
15,407		Preferred Apartment Communities, Inc.	270,855	0.0
7,731		PS Business Parks, Inc.	982,533	0.1
20,658		QTS Realty Trust, Inc.	881,477	0.1
31,768		Ramco-Gershenson Properties	432,045	0.1
7,556		RE/MAX Holdings, Inc.	335,109	0.0
29,308	(1),(2)	Redfin Corp.	548,060	0.1
43,425		Retail Opportunity Investments Corp.	810,745	0.1
31,432		Rexford Industrial Realty, Inc.	1,004,567	0.1
68,984		RLJ Lodging Trust	1,519,718	0.2
3,179		RMR Group, Inc.	295,011	0.0
18,061		Ryman Hospitality Properties	1,556,316	0.2
71,253		Sabra Healthcare REIT, Inc.	1,647,369	0.2
4,123		Saul Centers, Inc.	230,888	0.0
26,718		Select Income REIT	586,193	0.1
11,596	(1)	Seritage Growth Properties	550,694	0.1
10,298		Spirit MTA REIT	118,633	0.0
18,009	(1),(2)	St. Joe Co.	302,551	0.0
38,608		STAG Industrial, Inc.	1,061,720	0.1
2,652	(2)	Stratus Properties, Inc.	81,151	0.0
41,348		Summit Hotel Properties, Inc.	559,438	0.1
90,861		Sunstone Hotel Investors, Inc.	1,486,486	0.2
30,749	(1)	Tanger Factory Outlet Centers, Inc.	703,537	0.1
9,802	(2)	Tejon Ranch Co.	212,801	0.0
22,306		Terreno Realty Corp.	840,936	0.1
20,718		Tier REIT, Inc.	499,304	0.1
10,870	(2)	Trinity Place Holdings, Inc.	66,198	0.0
17,252		UMH Properties, Inc.	269,821	0.0
6,086		Universal Health Realty Income Trust	452,859	0.1
42,038		Urban Edge Properties	928,199	0.1
15,000		Urstadt Biddle Properties, Inc.	319,350	0.0
72,940		Washington Prime Group, Inc.	532,462	0.1
31,101		Washington Real Estate Investment Trust	953,246	0.1
18,495		Whitestone REIT	256,711	0.0
10,433	(1),(2)	Willscot Corp.	178,926	0.0
43,571		Xenia Hotels & Resorts, Inc.	1,032,633	0.1
			61,465,714	6.7

		Utilities: 3.0%
20,177		Allete, Inc.	1,513,477	0.2
14,528		American States Water Co.	888,242	0.1
5,585	(1),(2)	AquaVenture Holdings Ltd.	100,921	0.0
2,723		Artesian Resources Corp.	100,152	0.0
65,167	(1),(2)	Atlantic Power Corp.	143,367	0.0
26,010		Avista Corp.	1,315,066	0.1
21,147	(1)	Black Hills Corp.	1,228,429	0.1
9,351	(1),(2)	Cadiz, Inc.	104,264	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
19,460		California Water Service Group	$834,834	0.1
7,067		Chesapeake Utilities Corp.	592,921	0.1
17,552		Clearway Energy, Inc.-Class A	334,190	0.0
22,927		Clearway Energy, Inc.-Class C	441,345	0.1
5,399		Connecticut Water Service, Inc.	374,529	0.0
16,715		El Paso Electric Co.	956,098	0.1
19,540		Idacorp, Inc.	1,938,954	0.2
15,376		MGE Energy, Inc.	981,758	0.1
7,763		Middlesex Water Co.	375,884	0.0
34,701		New Jersey Resources Corp.	1,599,716	0.2
11,505		Northwest Natural Gas Co.	769,684	0.1
19,287		NorthWestern Corp.	1,131,375	0.1
20,569		ONE Gas, Inc.	1,692,417	0.2
16,136		Ormat Technologies, Inc.	873,119	0.1
17,464		Otter Tail Corp.	836,526	0.1
32,160		Pattern Energy Group, Inc.	639,019	0.1
31,508		PNM Resources, Inc.	1,242,991	0.1
34,144		Portland General Electric Co.	1,557,308	0.2
2,627		RGC Resources, Inc.	70,167	0.0
6,948		SJW Group	424,870	0.1
32,698		South Jersey Industries, Inc.	1,153,258	0.1
19,143		Southwest Gas Holdings, Inc.	1,512,871	0.2
4,938	(1)	Spark Energy, Inc.	40,739	0.0
19,633		Spire, Inc.	1,444,007	0.2
23,532		TerraForm Power, Inc.	271,795	0.0
7,234		Unitil Corp.	368,211	0.0
7,491	(1)	York Water Co.	227,726	0.0
			28,080,230	3.0

	Total Common Stock (Cost $543,933,010)		897,722,884	97.8

RIGHTS: 0.0%
		Communication Services: –%
46,399	(2),(3),(4)	Media General, Inc. - CVR	–	–

		Materials: 0.0%
11,546	(2),(3),(4)	A Schulman, Inc. - CVR	23,092	0.0

	Total Rights (Cost $23,092)		23,092	0.0

	Total Long-Term Investments (Cost $543,956,102)		897,745,976	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.2%
		Securities Lending Collateral(5): 7.2%
15,671,693		Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $15,674,591, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $15,985,138, due 07/31/20-05/15/28)	15,671,693	1.7
15,671,693		Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $15,674,862, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $15,985,130, due 11/15/42-08/15/44)	15,671,693	1.7
3,217,149		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/18, 2.24%, due 10/01/18 (Repurchase Amount $3,217,741, collateralized by various U.S. Government Securities, 0.500%-3.000%, Market Value plus accrued interest $3,281,493, due 03/31/20-09/09/49)	3,217,149	0.4
15,671,627		RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $15,674,538, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $15,985,059, due 10/04/18-09/09/49)	15,671,627	1.7

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
15,749,535	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $15,752,784, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,066,772, due 04/15/20-02/15/48)	$15,749,535	1.7
		65,981,697	7.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
18,916,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $18,916,000)	18,916,000	2.0

	Total Short-Term Investments (Cost $84,897,697)	84,897,697	9.2

	Total Investments in Securities (Cost $628,853,799)	$982,643,673	107.0
	Liabilities in Excess of Other Assets	(64,676,881)	(7.0)
	Net Assets	$917,966,792	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $23,092 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$897,722,884	$–	$–	$897,722,884
Rights	–	–	23,092	23,092
Short-Term Investments	18,916,000	65,981,697	–	84,897,697
Total Investments, at fair value	$916,638,884	$65,981,697	$23,092	$982,643,673
Liabilities Table
Other Financial Instruments+
Futures	$(272,098)	$–	$–	$(272,098)
Total Liabilities	$(272,098)	$–	$–	$(272,098)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
A Schulman, Inc. - CVR	8/22/2018	$23,092	$23,092
Media General, Inc. - CVR	1/18/2017	–	–
		$23,092	$23,092

At September 30, 2018, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	253	12/21/18	$21,515,120	$(272,098)
			$21,515,120	$(272,098)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$272,098
Total Liability Derivatives		$272,098

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $630,698,128.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$401,932,798
Gross Unrealized Depreciation	(50,259,351)

Net Unrealized Appreciation	$351,673,447

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Communication Services: 1.8%
321,167	(1)	Gray Television, Inc.	5,620,423	0.9
441,244	(1)	Vonage Holdings Corp.	6,248,015	0.9
			11,868,438	1.8

		Consumer Discretionary: 10.8%
257,734		American Eagle Outfitters, Inc.	6,399,535	1.0
157,755	(1)	At Home Group, Inc.	4,974,015	0.8
121,001		Big Lots, Inc.	5,056,632	0.8
100,773		Caleres, Inc.	3,613,720	0.5
50,683		Childrens Place, Inc./The	6,477,287	1.0
82,185		Core-Mark Holding Co., Inc.	2,791,003	0.4
248,669		Dana, Inc.	4,642,650	0.7
293,684		Extended Stay America, Inc.	5,941,227	0.9
27,611	(1)	Helen of Troy Ltd.	3,614,280	0.6
62,312		Jack in the Box, Inc.	5,223,615	0.8
24,467		Lithia Motors, Inc.	1,997,975	0.3
63,425		Marriott Vacations Worldwide Corp.	7,087,744	1.1
287,730	(1),(2)	Party City Holdco, Inc.	3,898,742	0.6
180,620		Red Rock Resorts, Inc.	4,813,523	0.7
71,904	(1)	TopBuild Corp.	4,085,585	0.6
			70,617,533	10.8

		Consumer Staples: 2.2%
479,961	(1)	Hostess Brands, Inc.	5,313,168	0.8
181,457	(1)	Performance Food Group Co.	6,042,518	0.9
28,689		Sanderson Farms, Inc.	2,965,582	0.5
			14,321,268	2.2

		Energy: 3.8%
214,359	(1)	Carrizo Oil & Gas, Inc.	5,401,847	0.8
52,128	(1)	Dril-Quip, Inc.	2,723,688	0.4
462,592	(1)	Forum Energy Technologies, Inc.	4,787,827	0.8
434,577	(1)	Laredo Petroleum, Inc.	3,550,494	0.6
300,940	(1)	QEP Resources, Inc.	3,406,641	0.5
179,180	(1)	Unit Corp.	4,669,431	0.7
			24,539,928	3.8

		Financials: 19.9%
126,646		Bank of NT Butterfield & Son Ltd.	6,567,862	1.0
282,267		BrightSphere Investment Group PLC	3,500,111	0.5
205,844		Cadence BanCorp	5,376,645	0.8
206,885		CenterState Bank Corp.	5,803,124	0.9
126,307		Chemical Financial Corp.	6,744,794	1.0
164,029		Great Western Bancorp, Inc.	6,920,384	1.1
15,966		Hanover Insurance Group, Inc.	1,969,725	0.3
99,765		Horace Mann Educators Corp.	4,479,448	0.7
152,505		Houlihan Lokey, Inc.	6,852,050	1.1
102,885		Independent Bank Group, Inc.	6,821,276	1.0
273,129	(2)	Luther Burbank Corp.	2,971,644	0.5
124,122		MB Financial, Inc.	5,723,265	0.9
64,264		Pinnacle Financial Partners, Inc.	3,865,480	0.6
2,921		Piper Jaffray Cos.	223,018	0.0
12,842		Primerica, Inc.	1,548,103	0.2
70,838		ProAssurance Corp.	3,325,844	0.5
377,281		Radian Group, Inc.	7,798,398	1.2
318,764		Redwood Trust, Inc.	5,176,727	0.8
149,247	(1)	Seacoast Banking Corp. of Florida	4,358,012	0.7
89,674		Selective Insurance Group	5,694,299	0.9
173,113		Simmons First National Corp.	5,098,178	0.8
140,122		Sterling Bancorp, Inc./MI	1,584,780	0.2
151,453		Stifel Financial Corp.	7,763,481	1.2
53,947	(1)	Texas Capital Bancshares, Inc.	4,458,720	0.7
157,919		Union Bankshares Corp.	6,084,619	0.9
43,565		Wintrust Financial Corp.	3,700,411	0.6
116,943		WSFS Financial Corp.	5,513,862	0.8
			129,924,260	19.9

		Health Care: 12.6%
29,568	(1),(2)	Aerie Pharmaceuticals, Inc.	1,819,910	0.3
43,452	(1)	Amedisys, Inc.	5,429,762	0.8
104,993	(1)	AMN Healthcare Services, Inc.	5,743,117	0.9
55,635	(1)	Arena Pharmaceuticals, Inc.	2,560,323	0.4
188,991	(1)	Array Biopharma, Inc.	2,872,663	0.4
35,559	(1)	Blueprint Medicines Corp.	2,775,736	0.4
67,844	(1),(2)	Clovis Oncology, Inc.	1,992,578	0.3
132,465	(1)	Dermira, Inc.	1,443,869	0.2
156,346	(1),(2)	Epizyme, Inc.	1,657,268	0.2
6,725	(1),(2)	Esperion Therapeutics, Inc.	298,388	0.0
46,861	(1)	FibroGen, Inc.	2,846,806	0.4
33,404	(1)	G1 Therapeutics, Inc.	1,746,695	0.3
63,455	(1)	HealthEquity, Inc.	5,990,787	0.9
52,560		Hill-Rom Holdings, Inc.	4,961,664	0.8
194,053	(1)	Immunogen, Inc.	1,837,682	0.3
112,894	(1),(2)	Immunomedics, Inc.	2,351,582	0.4
103,656	(1)	Insmed, Inc.	2,095,924	0.3
9,324	(1)	Ligand Pharmaceuticals, Inc.	2,559,345	0.4
14,090	(1)	Loxo Oncology, Inc.	2,406,995	0.4
77,868	(1)	MacroGenics, Inc.	1,669,490	0.3
70,017	(1)	Medidata Solutions, Inc.	5,132,946	0.8
26,828	(1)	Puma Biotechnology, Inc.	1,230,064	0.2
47,387	(1)	Supernus Pharmaceuticals, Inc.	2,385,935	0.4
306,263	(1),(2)	TherapeuticsMD, Inc.	2,009,085	0.3
159,968	(1)	Tivity Health, Inc.	5,142,971	0.8

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
22,366	(1)	Ultragenyx Pharmaceutical, Inc.	$1,707,420	0.3
254,299	(1),(2)	Wright Medical Group NV	7,379,757	1.1
38,570	(1)	Zogenix, Inc.	1,913,072	0.3
			81,961,834	12.6

		Industrials: 16.7%
128,368		Actuant Corp.	3,581,467	0.6
115,172	(1)	Atlas Air Worldwide Holdings, Inc.	7,342,215	1.1
86,201		Barnes Group, Inc.	6,122,857	0.9
130,669	(1)	Beacon Roofing Supply, Inc.	4,728,911	0.7
129,672	(1)	Casella Waste Systems, Inc.	4,027,612	0.6
35,477		Curtiss-Wright Corp.	4,875,249	0.7
102,915		EMCOR Group, Inc.	7,729,946	1.2
38,404	(1)	Esterline Technologies Corp.	3,492,844	0.5
52,134		GATX Corp.	4,514,283	0.7
140,342		Granite Construction, Inc.	6,413,629	1.0
144,404	(2)	Healthcare Services Group, Inc.	5,865,691	0.9
66,720		ICF International, Inc.	5,034,024	0.8
603,914		Pitney Bowes, Inc.	4,275,711	0.7
68,833		Regal Beloit Corp.	5,675,281	0.9
122,549	(1)	SPX FLOW, Inc.	6,372,548	1.0
46,792		Tetra Tech, Inc.	3,195,894	0.5
169,323		Universal Forest Products, Inc.	5,982,182	0.9
85,345		Watts Water Technologies, Inc.	7,083,635	1.1
151,115		Werner Enterprises, Inc.	5,341,915	0.8
91,340		Woodward, Inc.	7,385,752	1.1
			109,041,646	16.7

		Information Technology: 15.1%
271,530	(1)	8x8, Inc.	5,770,013	0.9
279,352	(1)	ACI Worldwide, Inc.	7,860,965	1.2
32,703	(1)	CACI International, Inc.	6,022,257	0.9
191,270	(1)	Conduent, Inc.	4,307,400	0.7
101,956	(1)	Cornerstone OnDemand, Inc.	5,786,003	0.9
240,729	(1)	Electro Scientific Industries, Inc.	4,200,721	0.6
187,393		Entegris, Inc.	5,425,027	0.8
99,209	(1)	Everbridge, Inc.	5,718,407	0.9
206,821	(1),(2)	Finisar Corp.	3,939,940	0.6
97,491		j2 Global, Inc.	8,077,129	1.2
123,894	(1)	Netscout Systems, Inc.	3,128,324	0.5
118,318	(1)	Plexus Corp.	6,922,786	1.1
180,320	(1)	Rudolph Technologies, Inc.	4,408,824	0.7
112,806	(1)	Semtech Corp.	6,272,014	1.0
64,587		SYNNEX Corp.	5,470,519	0.8
14,120	(1)	Trade Desk, Inc./The	2,130,849	0.3
279,515	(1)	TTM Technologies, Inc.	4,447,084	0.7
93,680	(1)	Verint Systems, Inc.	4,693,368	0.7
74,612	(1)	Virtusa Corp.	4,007,411	0.6
			98,589,041	15.1

		Materials: 4.3%
102,993		Carpenter Technology Corp.	6,071,437	0.9
258,099		Commercial Metals Co.	5,296,191	0.8
81,663		Minerals Technologies, Inc.	5,520,419	0.9
147,513		PolyOne Corp.	6,449,268	1.0
104,657		Worthington Industries, Inc.	4,537,928	0.7
			27,875,243	4.3

		Real Estate: 5.6%
277,551	(2)	Americold Realty Trust	6,944,326	1.1
746,959		Cousins Properties, Inc.	6,640,466	1.0
354,475		Easterly Government Properties, Inc.	6,866,181	1.1
221,286		Essential Properties Realty Trust, Inc.	3,140,048	0.5
212,152		First Industrial Realty Trust, Inc.	6,661,573	1.0
52,583		Physicians Realty Trust	886,549	0.1
249,618		Urban Edge Properties	5,511,565	0.8
			36,650,708	5.6

		Utilities: 3.3%
98,178		Black Hills Corp.	5,703,160	0.9
64,013		Idacorp, Inc.	6,352,010	1.0
62,555		NorthWestern Corp.	3,669,476	0.6
122,258		Portland General Electric Co.	5,576,188	0.8
			21,300,834	3.3

	Total Common Stock (Cost $579,373,928)		626,690,733	96.1

EXCHANGE-TRADED FUNDS: 1.2%
46,293		iShares Russell 2000 ETF	7,802,685	1.2

	Total Exchange-Traded Funds (Cost $6,259,125)		7,802,685	1.2

	Total Long-Term Investments (Cost $585,633,053)		634,493,418	97.3

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateral(3): 3.7%
5,821,398	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $5,822,484, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,937,826, due 10/25/18-08/20/68)	$5,821,398	0.9
1,224,297	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,224,523, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $1,248,783, due 05/23/19-09/09/49)	1,224,297	0.1
5,821,398	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $5,822,484, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,937,826, due 09/30/18-08/20/68)	5,821,398	0.9
5,821,398	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $5,822,479, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $5,937,826, due 10/04/18-09/09/49)	5,821,398	0.9
5,821,398	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $5,822,599, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,938,656, due 04/15/20-02/15/48)	5,821,398	0.9
		24,509,889	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
13,467,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $13,467,000)	13,467,000	2.1

	Total Short-Term Investments (Cost $37,976,889)	37,976,889	5.8

	Total Investments in Securities (Cost $623,609,942)	$672,470,307	103.1
	Liabilities in Excess of Other Assets	(20,392,618)	(3.1)
	Net Assets	$652,077,689	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$626,690,733	$–	$–	$626,690,733
Exchange-Traded Funds	7,802,685	–	–	7,802,685
Short-Term Investments	13,467,000	24,509,889	–	37,976,889
Total Investments, at fair value	$647,960,418	$24,509,889	$–	$672,470,307

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $628,935,707.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$73,916,888
Gross Unrealized Depreciation	(30,382,288)

Net Unrealized Appreciation	$43,534,600

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.8%
		Basic Materials: 0.7%
500,000		Airgas, Inc., 2.900%, 11/15/2022	$487,548	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	883,468	0.0
800,000		Cabot Corp., 3.700%, 07/15/2022	791,939	0.0
1,500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.300%, 05/01/2023	1,480,906	0.1
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	493,576	0.0
1,782,000		Dow Chemical Co., 8.550%, 05/15/2019	1,842,780	0.1
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	480,035	0.0
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	69,292	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	388,621	0.0
250,000		Goldcorp, Inc., 3.625%, 06/09/2021	249,205	0.0
1,500,000		International Paper Co., 3.000%, 02/15/2027	1,379,029	0.1
400,000		International Paper Co., 3.650%, 06/15/2024	395,740	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	735,455	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	500,874	0.0
1,000,000		Mosaic Co/The, 4.250%, 11/15/2023	1,011,205	0.1
250,000		Mosaic Co/The, 5.450%, 11/15/2033	255,517	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	973,117	0.0
1,000,000		Nutrien Ltd., 5.625%, 12/01/2040	1,072,531	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	961,109	0.0
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	503,188	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	935,305	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	952,835	0.0
2,000,000		Southern Copper Corp., 5.375%, 04/16/2020	2,067,069	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	273,568	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	413,973	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,283,440	0.1
			21,881,325	0.7

		Communications: 2.8%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/2044	269,718	0.0
2,050,000		21st Century Fox America, Inc., 6.150%, 03/01/2037	2,563,867	0.1
1,000,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	963,327	0.0
1,000,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	932,741	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/2022	290,823	0.0
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	966,958	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	959,512	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,021,112	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,092,700	0.1
4,000,000		America Movil SAB de CV, 5.000%, 03/30/2020	4,099,617	0.1
500,000		AT&T, Inc., 3.200%, 03/01/2022	492,883	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	953,020	0.0
500,000		AT&T, Inc., 3.800%, 03/01/2024	495,555	0.0
1,014,000	(1)	AT&T, Inc., 4.100%, 02/15/2028	984,587	0.0
500,000		AT&T, Inc., 4.125%, 02/17/2026	494,590	0.0
1,000,000		AT&T, Inc., 4.250%, 03/01/2027	988,264	0.0
2,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,871,611	0.1
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,101,844	0.1
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,373,371	0.1
2,500,000	(1)	AT&T, Inc., 4.900%, 08/15/2037	2,394,611	0.1
500,000		AT&T, Inc., 5.450%, 03/01/2047	501,384	0.0
250,000		AT&T, Inc., 5.650%, 02/15/2047	256,951	0.0
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	1,737,517	0.1
500,000		British Telecommunications PLC, 2.350%, 02/14/2019	499,303	0.0
300,000		CBS Corp., 2.300%, 08/15/2019	298,479	0.0
300,000		CBS Corp., 3.700%, 08/15/2024	291,985	0.0
250,000		CBS Corp., 4.000%, 01/15/2026	245,297	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,000,000		CBS Corp., 4.300%, 02/15/2021	$2,033,094	0.1
250,000		CBS Corp., 4.600%, 01/15/2045	236,695	0.0
300,000		CBS Corp., 4.900%, 08/15/2044	292,525	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	508,708	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,524,552	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,077,134	0.1
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/2019	998,560	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/2021	979,531	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/2021	996,723	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,014,743	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	1,789,846	0.1
750,000		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	914,487	0.0
750,000		Comcast Corp., 3.000%, 02/01/2024	724,265	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	484,194	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,240,112	0.1
724,000		Comcast Corp., 3.969%, 11/01/2047	643,286	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	722,480	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	735,752	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	961,907	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/2045	979,923	0.0
335,000		Comcast Corp., 6.500%, 11/15/2035	404,448	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,017,182	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/2023	723,711	0.0
500,000	(1)	Discovery Communications LLC, 3.500%, 06/15/2022	492,399	0.0
250,000	(1)	Discovery Communications LLC, 3.900%, 11/15/2024	245,087	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/2021	1,835,326	0.1
300,000		eBay, Inc., 2.875%, 08/01/2021	295,678	0.0
1,500,000		Expedia Group, Inc., 5.950%, 08/15/2020	1,568,473	0.1
300,000		Juniper Networks, Inc., 3.125%, 02/26/2019	300,491	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	508,915	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/2021	297,918	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	98,120	0.0
1,500,000	(1)	NBCUniversal Enterprise, Inc., 1.974%, 04/15/2019	1,493,388	0.1
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	486,142	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	477,476	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,492,532	0.1
250,000		Orange SA, 2.750%, 02/06/2019	250,091	0.0
500,000		Orange SA, 5.500%, 02/06/2044	558,627	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	262,178	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	481,191	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	705,927	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/2020	719,675	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	2,089,170	0.1
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	968,954	0.0
750,000		Time Warner Cable LLC, 4.125%, 02/15/2021	756,382	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	855,207	0.0
1,000,000		Time Warner Entertainment Co. L.P., 8.375%, 03/15/2023	1,158,328	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		Warner Media LLC, 2.100%, 06/01/2019	$497,503	0.0
500,000		Warner Media LLC, 3.550%, 06/01/2024	485,384	0.0
500,000		Warner Media LLC, 4.650%, 06/01/2044	450,689	0.0
400,000		Warner Media LLC, 5.350%, 12/15/2043	395,288	0.0
1,425,000		Warner Media LLC, 6.500%, 11/15/2036	1,614,351	0.1
1,000,000		Verizon Communications, Inc., 2.625%, 08/15/2026	907,800	0.0
1,000,000		Verizon Communications, Inc., 3.500%, 11/01/2024	987,786	0.0
1,000,000		Verizon Communications, Inc., 4.125%, 03/16/2027	1,002,268	0.0
1,585,000	(1)	Verizon Communications, Inc., 4.329%, 09/21/2028	1,597,255	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,611,774	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/2048	625,751	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	2,956,217	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/2046	3,148,464	0.1
248,000		Viacom, Inc., 3.875%, 04/01/2024	243,912	0.0
390,000		Viacom, Inc., 4.375%, 03/15/2043	341,049	0.0
440,000		Viacom, Inc., 5.850%, 09/01/2043	466,338	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/2023	482,627	0.0
1,500,000		Vodafone Group PLC, 3.750%, 01/16/2024	1,484,582	0.1
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	1,986,590	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,106,218	0.1
300,000		Walt Disney Co/The, 2.350%, 12/01/2022	288,368	0.0
400,000		Walt Disney Co/The, 3.000%, 02/13/2026	383,448	0.0
300,000		Walt Disney Co/The, 4.125%, 06/01/2044	298,168	0.0
1,000,000		Walt Disney Co/The, 5.500%, 03/15/2019	1,013,650	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	985,914	0.0
			93,904,554	2.8

		Consumer, Cyclical: 1.9%
230,500		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	219,399	0.0
947,047		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	885,611	0.0
692,812		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	677,112	0.0
1,214,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,161,472	0.1
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	451,212	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	731,144	0.0
286,000	(1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	283,206	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	396,754	0.0
1,498,941		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	1,557,977	0.1
300,000		Costco Wholesale Corp., 1.700%, 12/15/2019	295,995	0.0
1,000,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	974,201	0.0
756,844		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	829,425	0.0
500,000		Ford Motor Co., 4.346%, 12/08/2026	471,582	0.0
300,000		Ford Motor Co., 4.750%, 01/15/2043	250,820	0.0
500,000		Ford Motor Co., 7.450%, 07/16/2031	558,112	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/2019	497,079	0.0
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/2019	500,543	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	469,390	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	492,829	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	236,447	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	$743,774	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/2023	989,714	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/2021	1,360,419	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	800,951	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/2019	1,000,856	0.1
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	486,824	0.0
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/2021	988,599	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	966,020	0.0
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	734,222	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	454,112	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	478,306	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,024,801	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	468,411	0.0
3,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	4,093,412	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/2023	488,526	0.0
500,000	(1)	Hyundai Capital America, 2.400%, 10/30/2018	499,980	0.0
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	500,037	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	954,840	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	593,087	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/2023	473,909	0.0
532,000		Macy's Retail Holdings, Inc., 3.625%, 06/01/2024	511,301	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	479,753	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	486,160	0.0
1,000,000		Marriott International, Inc./MD, 3.000%, 03/01/2019	1,000,056	0.1
1,000,000		McDonald's Corp., 2.100%, 12/07/2018	999,407	0.1
1,000,000		McDonald's Corp., 2.750%, 12/09/2020	994,623	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	495,944	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	402,725	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	520,691	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	392,896	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,251,739	0.1
250,000		Newell Brands, Inc., 2.875%, 12/01/2019	249,618	0.0
250,000		Newell Brands, Inc., 3.150%, 04/01/2021	246,129	0.0
250,000		Newell Brands, Inc., 3.850%, 04/01/2023	244,901	0.0
250,000		Newell Brands, Inc., 4.200%, 04/01/2026	237,898	0.0
250,000		Newell Brands, Inc., 5.375%, 04/01/2036	241,101	0.0
500,000		NIKE, Inc., 2.375%, 11/01/2026	454,417	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	439,519	0.0
250,000	(1)	Nissan Motor Acceptance Corp., 2.000%, 03/08/2019	249,227	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/2020	2,048,129	0.1
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	301,492	0.0
1,000,000		PACCAR Financial Corp., 2.050%, 11/13/2020	976,698	0.0
250,000		Starbucks Corp., 2.000%, 12/05/2018	249,808	0.0
1,750,000		Starbucks Corp., 3.100%, 03/01/2023	1,725,196	0.1
750,000		Target Corp., 2.900%, 01/15/2022	744,496	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	1,011,236	0.1
500,000		TJX Cos, Inc./The, 2.500%, 05/15/2023	481,294	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/2019	1,066,421	0.1
590,000		Toyota Motor Credit Corp., 2.250%, 10/18/2023	556,255	0.0
1,000,000		Toyota Motor Credit Corp., 2.700%, 01/11/2023	971,439	0.0
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	945,317	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	$481,797	0.0
451,648		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	436,978	0.0
236,809		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	227,567	0.0
236,808		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	225,638	0.0
1,000,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	965,926	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/2019	249,321	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	249,151	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	237,932	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	247,139	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	246,569	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	239,708	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	243,254	0.0
1,000,000		Walmart, Inc., 1.900%, 12/15/2020	978,985	0.0
1,500,000		Walmart, Inc., 2.350%, 12/15/2022	1,450,637	0.1
1,000,000		Walmart, Inc., 3.125%, 06/23/2021	1,002,396	0.1
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	999,077	0.1
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,003,988	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,005,409	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,001,863	0.1
300,000	(2)	Whirlpool Corp., 3.700%, 05/01/2025	289,236	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	198,093	0.0
			62,997,660	1.9

		Consumer, Non-cyclical: 5.5%
500,000		Abbott Laboratories, 2.900%, 11/30/2021	494,139	0.0
500,000		Abbott Laboratories, 3.250%, 04/15/2023	496,656	0.0
500,000		Abbott Laboratories, 3.400%, 11/30/2023	498,458	0.0
500,000		Abbott Laboratories, 3.750%, 11/30/2026	499,292	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	361,490	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	525,337	0.0
500,000		Abbott Laboratories, 4.900%, 11/30/2046	544,405	0.0
500,000		AbbVie, Inc., 2.300%, 05/14/2021	486,938	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/2020	494,525	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/2023	481,798	0.0
250,000		AbbVie, Inc., 3.200%, 11/06/2022	245,916	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,398,545	0.1
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,211,203	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	469,823	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	464,389	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	962,168	0.0
250,000		AbbVie, Inc., 4.700%, 05/14/2045	240,690	0.0
500,000		Allergan Finance LLC, 3.250%, 10/01/2022	491,275	0.0
1,000,000		Allergan Funding SCS, 3.000%, 03/12/2020	999,160	0.1
500,000		Allergan Funding SCS, 3.450%, 03/15/2022	497,222	0.0
750,000		Allergan Funding SCS, 3.800%, 03/15/2025	735,182	0.0
750,000		Allergan Funding SCS, 4.550%, 03/15/2035	730,318	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/2023	477,094	0.0
400,000		Aetna, Inc., 2.200%, 03/15/2019	399,129	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	482,599	0.0
1,283,000		Aetna, Inc., 2.800%, 06/15/2023	1,230,500	0.1
250,000		Aetna, Inc., 3.500%, 11/15/2024	244,712	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	289,092	0.0
500,000		Altria Group, Inc., 2.850%, 08/09/2022	488,809	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	485,720	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,015,072	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	278,554	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	$488,125	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	222,808	0.0
500,000		Amgen, Inc., 2.250%, 08/19/2023	469,904	0.0
250,000		Amgen, Inc., 3.625%, 05/22/2024	250,159	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/2021	4,465,919	0.2
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,455,330	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	986,212	0.0
1,500,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	1,482,339	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	1,942,550	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	2,006,079	0.1
3,500,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	3,520,552	0.1
1,000,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 01/15/2022	1,008,525	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	217,059	0.0
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,054,626	0.1
250,000		Anthem, Inc., 2.250%, 08/15/2019	248,698	0.0
250,000		Anthem, Inc., 3.500%, 08/15/2024	244,733	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	952,174	0.0
750,000		Anthem, Inc., 4.101%, 03/01/2028	739,766	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	246,539	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/2019	743,465	0.0
1,000,000		AstraZeneca PLC, 3.500%, 08/17/2023	991,313	0.0
1,000,000		AstraZeneca PLC, 4.000%, 01/17/2029	983,773	0.0
1,000,000		AstraZeneca PLC, 4.375%, 08/17/2048	973,805	0.0
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	1,761,826	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	496,345	0.0
1,000,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	954,134	0.0
1,000,000	(1)	BAT Capital Corp., 3.557%, 08/15/2027	932,469	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	221,858	0.0
1,000,000	(1)	Bayer US Finance II LLC, 2.200%, 07/15/2022	936,374	0.0
400,000	(1)	Bayer US Finance II LLC, 2.750%, 07/15/2021	390,050	0.0
1,000,000	(1)	Bayer US Finance II LLC, 3.600%, 07/15/2042	785,781	0.0
500,000	(1)	Bayer US Finance II LLC, 3.950%, 04/15/2045	416,518	0.0
250,000	(1)	Bayer US Finance II LLC, 4.200%, 07/15/2034	222,725	0.0
250,000	(1)	Bayer US Finance II LLC, 2.125%, 07/15/2019	248,171	0.0
4,370,000		Becton Dickinson & Co., 3.125%, 11/08/2021	4,303,377	0.1
1,000,000		Biogen, Inc., 2.900%, 09/15/2020	995,249	0.1
750,000		Biogen, Inc., 4.050%, 09/15/2025	752,863	0.0
400,000		Boston Scientific Corp., 2.850%, 05/15/2020	397,267	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	396,049	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	429,710	0.0
1,000,000		Campbell Soup Co., 3.300%, 03/15/2021	990,993	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	486,177	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	477,601	0.0
250,000		Celgene Corp., 3.625%, 05/15/2024	246,773	0.0
500,000		Celgene Corp., 3.875%, 08/15/2025	493,056	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/2020	2,984,610	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/2023	1,010,665	0.1
500,000		Celgene Corp., 4.625%, 05/15/2044	471,432	0.0
500,000		Celgene Corp., 5.000%, 08/15/2045	497,996	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	710,807	0.0
2,000,000		Cigna Corp., 4.000%, 02/15/2022	2,016,680	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/2020	2,576,619	0.1
750,000		Clorox Co/The, 3.050%, 09/15/2022	741,507	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/2020	3,009,550	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000		Coca-Cola Co., 3.200%, 11/01/2023	$992,446	0.1
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	724,544	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	413,454	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	969,485	0.0
1,000,000		Constellation Brands, Inc., 3.600%, 02/15/2028	937,027	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/2021	523,838	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	495,122	0.0
250,000		CVS Health Corp., 2.250%, 12/05/2018	249,832	0.0
250,000		CVS Health Corp., 2.250%, 08/12/2019	248,669	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	723,885	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	495,335	0.0
1,000,000		CVS Health Corp., 3.125%, 03/09/2020	1,000,409	0.1
2,000,000		CVS Health Corp., 3.350%, 03/09/2021	1,997,354	0.1
250,000		CVS Health Corp., 3.375%, 08/12/2024	241,688	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/2022	993,099	0.1
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	996,537	0.1
443,000		CVS Health Corp., 3.875%, 07/20/2025	436,942	0.0
1,000,000		CVS Health Corp., 4.100%, 03/25/2025	998,300	0.1
250,000		CVS Health Corp., 4.000%, 12/05/2023	250,725	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	992,041	0.0
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	995,333	0.1
1,000,000		CVS Health Corp., 5.050%, 03/25/2048	1,025,561	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,030,507	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	209,446	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/2023	727,397	0.0
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,003,785	0.1
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,006,729	0.1
500,000		Diageo Investment Corp., 2.875%, 05/11/2022	491,272	0.0
750,000		Keurig Dr Pepper, Inc., 2.000%, 01/15/2020	737,927	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	236,132	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	322,516	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	609,043	0.0
750,000		Eli Lilly & Co., 2.350%, 05/15/2022	728,668	0.0
750,000		Eli Lilly & Co., 3.100%, 05/15/2027	722,909	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/2045	472,794	0.0
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	497,001	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	496,902	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	275,167	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/2019	398,226	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/2023	481,900	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/2027	465,235	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/2024	243,501	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/2046	489,107	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	356,344	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	664,080	0.0
500,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	478,431	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/2019	348,926	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	477,387	0.0
1,500,000		Gilead Sciences, Inc., 2.950%, 03/01/2027	1,396,969	0.1
1,000,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	995,479	0.1
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	737,120	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	255,622	0.0
750,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	753,570	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	237,000	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	198,814	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	257,905	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	360,652	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/2023	$487,729	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	643,048	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	676,410	0.0
2,050,000		Humana, Inc., 3.150%, 12/01/2022	2,008,012	0.1
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,741,532	0.1
500,000		Johnson & Johnson, 2.250%, 03/03/2022	488,304	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	935,423	0.0
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	948,991	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/2027	480,654	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	962,919	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	480,789	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	471,522	0.0
551,000		Kellogg Co., 4.000%, 12/15/2020	559,896	0.0
750,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	685,411	0.0
750,000		Kraft Heinz Foods Co., 3.500%, 06/06/2022	745,841	0.0
750,000		Kraft Heinz Foods Co., 3.950%, 07/15/2025	739,876	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	221,284	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	494,743	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	489,931	0.0
400,000		Kroger Co., 2.300%, 01/15/2019	399,532	0.0
400,000		Kroger Co/The, 3.300%, 01/15/2021	400,218	0.0
1,000,000		Kroger Co/The, 3.850%, 08/01/2023	1,003,457	0.1
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,066,588	0.1
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	248,502	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	246,824	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	243,202	0.0
500,000		McKesson Corp., 2.284%, 03/15/2019	498,996	0.0
500,000		McKesson Corp., 2.850%, 03/15/2023	478,159	0.0
400,000		McKesson Corp., 3.796%, 03/15/2024	397,536	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/2020	348,866	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	253,149	0.0
500,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	497,724	0.0
750,000		Medtronic, Inc., 2.500%, 03/15/2020	745,141	0.0
1,000,000		Medtronic, Inc., 3.150%, 03/15/2022	993,583	0.1
1,000,000		Medtronic, Inc., 3.500%, 03/15/2025	992,847	0.1
1,000,000		Medtronic, Inc., 4.375%, 03/15/2035	1,034,741	0.1
250,000		Medtronic, Inc., 4.625%, 03/15/2044	263,812	0.0
500,000		Medtronic, Inc., 4.625%, 03/15/2045	529,915	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/2020	246,615	0.0
1,000,000		Merck & Co., Inc., 2.750%, 02/10/2025	962,277	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	238,832	0.0
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,022,857	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/2042	498,912	0.0
1,000,000		Mylan NV, 3.150%, 06/15/2021	984,996	0.0
1,000,000		Mylan NV, 3.950%, 06/15/2026	947,524	0.0
1,000,000		Mylan, Inc., 4.200%, 11/29/2023	990,027	0.0
1,000,000	(1)	Mylan, Inc., 4.550%, 04/15/2028	973,586	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	485,291	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	480,048	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	501,551	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	484,370	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,009,883	0.1
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	254,634	0.0
2,405,000		PepsiCo, Inc., 4.875%, 11/01/2040	2,639,691	0.1
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	725,602	0.0
750,000		Pfizer, Inc., 3.400%, 05/15/2024	750,427	0.0
500,000		Pfizer, Inc., 4.125%, 12/15/2046	495,070	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	495,136	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	$1,012,610	0.1
500,000		Philip Morris International, Inc., 1.875%, 02/25/2021	484,461	0.0
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	469,813	0.0
500,000		Philip Morris International, Inc., 2.000%, 02/21/2020	493,304	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	720,928	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	486,768	0.0
500,000		Philip Morris International, Inc., 2.750%, 02/25/2026	464,769	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	473,293	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	244,363	0.0
500,000		Philip Morris International, Inc., 4.250%, 11/10/2044	472,452	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	534,883	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,395,849	0.1
3,000,000		Reynolds American, Inc., 8.125%, 06/23/2019	3,103,908	0.1
1,000,000		Sanofi, 3.375%, 06/19/2023	1,001,088	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	992,201	0.1
3,330,000		Sanofi, 4.000%, 03/29/2021	3,396,280	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	725,126	0.0
500,000		Stryker Corp., 3.500%, 03/15/2026	484,147	0.0
500,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	485,154	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/2022	396,569	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	254,882	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/2019	149,770	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	708,788	0.0
750,000		Unilever Capital Corp., 4.250%, 02/10/2021	769,109	0.0
750,000		UnitedHealth Group, Inc., 1.625%, 03/15/2019	746,443	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/2019	297,691	0.0
1,000,000		UnitedHealth Group, Inc., 2.375%, 10/15/2022	959,380	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	485,181	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	296,718	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	487,760	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	468,610	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	480,674	0.0
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/2021	2,006,752	0.1
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,002,473	0.1
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,003,144	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,004,225	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	266,515	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	267,759	0.0
400,000		Verisk Analytics, Inc., 5.500%, 06/15/2045	405,092	0.0
500,000		Zoetis, Inc., 3.450%, 11/13/2020	502,341	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	516,926	0.0
			182,646,619	5.5

		Energy: 2.7%
500,000		Anadarko Petroleum Corp., 3.450%, 07/15/2024	481,824	0.0
1,000,000		Anadarko Petroleum Corp., 4.500%, 07/15/2044	917,899	0.0
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/2019	640,784	0.0
427,000		Apache Corp., 3.250%, 04/15/2022	420,626	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
500,000	Apache Corp., 4.250%, 01/15/2044	$446,865	0.0
1,000,000	Apache Corp., 4.375%, 10/15/2028	985,125	0.1
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	253,593	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	529,729	0.0
500,000	BP Capital Markets PLC, 2.112%, 09/16/2021	483,367	0.0
500,000	BP Capital Markets PLC, 2.315%, 02/13/2020	495,475	0.0
500,000	BP Capital Markets PLC, 2.520%, 09/19/2022	483,289	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/2023	967,402	0.1
500,000	BP Capital Markets PLC, 3.017%, 01/16/2027	470,586	0.0
500,000	BP Capital Markets PLC, 3.062%, 03/17/2022	494,089	0.0
250,000	BP Capital Markets PLC, 3.119%, 05/04/2026	238,529	0.0
500,000	BP Capital Markets PLC, 3.216%, 11/28/2023	490,786	0.0
250,000	BP Capital Markets PLC, 3.535%, 11/04/2024	248,696	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/2024	506,135	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	247,682	0.0
500,000	Chevron Corp., 1.561%, 05/16/2019	496,932	0.0
500,000	Chevron Corp., 1.991%, 03/03/2020	493,846	0.0
500,000	Chevron Corp., 2.100%, 05/16/2021	487,866	0.0
300,000	Chevron Corp., 2.355%, 12/05/2022	289,249	0.0
500,000	Chevron Corp., 2.498%, 03/03/2022	488,464	0.0
500,000	Chevron Corp., 2.566%, 05/16/2023	483,647	0.0
500,000	Chevron Corp., 2.895%, 03/03/2024	486,928	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	477,765	0.0
500,000	Chevron Corp., 3.326%, 11/17/2025	493,501	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	479,839	0.0
750,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	720,387	0.0
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/2024	757,828	0.0
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/2044	259,391	0.0
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	127,367	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	515,621	0.0
500,000	ConocoPhillips Co., 4.950%, 03/15/2026	539,965	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/2039	2,600,336	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/2022	392,976	0.0
1,750,000	Devon Energy Corp., 4.000%, 07/15/2021	1,767,326	0.1
1,000,000	Devon Energy Corp., 5.000%, 06/15/2045	1,002,580	0.1
500,000	Ecopetrol SA, 4.125%, 01/16/2025	486,250	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/2024	243,845	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	243,177	0.0
500,000	Energy Transfer Partners L.P., 3.600%, 02/01/2023	491,801	0.0
500,000	Energy Transfer Partners L.P., 4.150%, 10/01/2020	506,704	0.0
800,000	Energy Transfer Partners L.P., 6.125%, 12/15/2045	855,002	0.0
1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/2042	1,990,299	0.1
500,000	Enterprise Products Operating LLC, 2.850%, 04/15/2021	493,989	0.0
500,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	492,950	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	99,940	0.0
500,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	499,973	0.0
300,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	291,521	0.0
100,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	102,142	0.0
1,750,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,813,923	0.1
400,000	EOG Resources, Inc., 2.450%, 04/01/2020	396,292	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	$1,880,635	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	255,961	0.0
250,000		Equinor ASA, 2.250%, 11/08/2019	248,287	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	246,719	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	487,471	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	489,728	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	485,253	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	507,873	0.0
500,000		Halliburton Co., 3.500%, 08/01/2023	498,601	0.0
500,000		Halliburton Co., 3.800%, 11/15/2025	496,313	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	512,713	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	523,917	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,014,764	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	501,655	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	489,847	0.0
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	671,809	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	404,223	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	411,454	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	3,426,338	0.1
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	504,685	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/2046	500,554	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	529,619	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,310,956	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/2019	616,793	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/2022	480,940	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	244,638	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	522,401	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	387,522	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	963,163	0.0
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,039,888	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	294,929	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	679,516	0.0
500,000		Occidental Petroleum Corp., 4.100%, 02/15/2047	484,903	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	259,931	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,123,113	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/2025	118,313	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/2024	499,250	0.0
2,500,000	(1)	Petroleos Mexicanos, 5.350%, 02/12/2028	2,362,500	0.1
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	424,450	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/2020	3,793,160	0.1
2,000,000		Petroleos Mexicanos, 6.625%, 06/15/2038	1,930,000	0.1
1,000,000		Phillips 66, 2.911%, (US0003M + 0.600%), 02/26/2021	1,001,297	0.1
1,500,000		Phillips 66, 3.900%, 03/15/2028	1,481,611	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	253,967	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	504,428	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/2023	285,289	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	271,819	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	758,659	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	227,007	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/2021	480,961	0.0
500,000		Shell International Finance BV, 2.250%, 11/10/2020	492,543	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,040,000	Shell International Finance BV, 2.875%, 05/10/2026	$988,190	0.1
1,000,000	Shell International Finance BV, 3.250%, 05/11/2025	981,532	0.1
500,000	Shell International Finance BV, 3.750%, 09/12/2046	470,577	0.0
1,500,000	Shell International Finance BV, 4.125%, 05/11/2035	1,520,092	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	259,833	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	575,230	0.0
1,450,000	Suncor Energy, Inc., 6.500%, 06/15/2038	1,794,553	0.1
500,000	Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	488,796	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/2021	508,874	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	457,540	0.0
2,000,000	TC Pipelines L.P., 4.650%, 06/15/2021	2,035,620	0.1
500,000	Total Capital Canada Ltd., 2.750%, 07/15/2023	484,390	0.0
500,000	Total Capital International SA, 2.750%, 06/19/2021	494,969	0.0
3,500,000	Total Capital SA, 4.450%, 06/24/2020	3,586,472	0.1
2,000,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,010,589	0.1
1,000,000	TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,333,793	0.1
1,000,000	Valero Energy Corp., 6.625%, 06/15/2037	1,211,087	0.1
400,000	Williams Partners L.P., 3.600%, 03/15/2022	397,906	0.0
400,000	Williams Partners L.P., 4.000%, 09/15/2025	394,000	0.0
500,000	Williams Partners L.P., 4.300%, 03/04/2024	504,895	0.0
500,000	Williams Partners L.P., 5.100%, 09/15/2045	504,938	0.0
500,000	Williams Partners L.P., 5.400%, 03/04/2044	517,747	0.0
		92,076,092	2.7

	Financial: 9.5%
1,000,000	Aflac, Inc., 3.625%, 06/15/2023	1,002,571	0.1
500,000	American International Group, Inc., 2.300%, 07/16/2019	497,850	0.0
500,000	American International Group, Inc., 3.300%, 03/01/2021	499,130	0.0
1,000,000	American International Group, Inc., 3.750%, 07/10/2025	975,131	0.0
900,000	American International Group, Inc., 4.500%, 07/16/2044	846,684	0.0
250,000	American International Group, Inc., 4.700%, 07/10/2035	249,821	0.0
1,500,000	American International Group, Inc., 4.875%, 06/01/2022	1,564,871	0.1
500,000	Air Lease Corp., 3.000%, 09/15/2023	475,207	0.0
400,000	Alexandria Real Estate Equities, Inc., 2.750%, 01/15/2020	396,489	0.0
1,500,000	Allstate Corp./The, 3.150%, 06/15/2023	1,473,019	0.1
1,000,000	Allstate Corp., 3.280%, 12/15/2026	964,183	0.0
750,000	American Express Co., 3.000%, 10/30/2024	717,147	0.0
1,000,000	American Express Co., 3.400%, 02/27/2023	985,338	0.1
500,000	American Express Credit Corp., 2.200%, 03/03/2020	494,488	0.0
500,000	American Express Credit Corp., 2.700%, 03/03/2022	487,320	0.0
500,000	American Tower Corp., 3.375%, 10/15/2026	466,215	0.0
500,000	American Tower Corp., 3.400%, 02/15/2019	500,915	0.0
1,000,000	American Tower Corp., 3.500%, 01/31/2023	985,680	0.1
750,000	American Tower Corp., 3.550%, 07/15/2027	701,756	0.0
667,000	American Tower Corp., 4.700%, 03/15/2022	689,289	0.0
1,000,000	Aon PLC, 4.450%, 05/24/2043	950,795	0.0
500,000	Aon PLC, 4.600%, 06/14/2044	486,351	0.0
500,000	Aon PLC, 4.750%, 05/15/2045	501,330	0.0
400,000	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	412,793	0.0
1,000,000	Australia & New Zealand Banking Group Ltd/New York NY, 2.625%, 11/09/2022	963,246	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	$484,932	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	489,056	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	569,894	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	784,485	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	545,909	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	378,261	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	402,324	0.0
1,000,000		Bank of America Corp., 2.625%, 04/19/2021	983,943	0.1
500,000		Bank of America Corp., 2.650%, 04/01/2019	500,079	0.0
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	983,665	0.1
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	486,353	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	953,124	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/2023	3,942,218	0.1
1,000,000	(3)	Bank of America Corp., 3.366%, 01/23/2026	962,092	0.0
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,238,751	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	967,232	0.0
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	494,439	0.0
750,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	722,308	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	993,714	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,469,284	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/2023	1,018,587	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,250,881	0.1
271,000		Bank of America Corp., 4.000%, 04/01/2024	273,549	0.0
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	989,075	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,004,499	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	719,579	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	935,590	0.0
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	487,968	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	726,521	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	975,841	0.0
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	721,399	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	484,146	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	468,693	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	491,086	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	641,789	0.0
500,000		Bank of Nova Scotia/The, 2.050%, 06/05/2019	497,546	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	481,545	0.0
1,000,000		Bank of Nova Scotia, 1.850%, 04/14/2020	981,871	0.1
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	500,763	0.0
750,000		Barclays PLC, 2.875%, 06/08/2020	742,850	0.0
750,000		Barclays PLC, 3.250%, 01/12/2021	740,813	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	728,983	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	984,270	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	243,455	0.0
500,000		BB&T Corp., 2.150%, 02/01/2021	488,158	0.0
250,000		BB&T Corp., 2.450%, 01/15/2020	248,152	0.0
750,000		BB&T Corp., 2.850%, 10/26/2024	718,046	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/2022	1,012,103	0.1
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	1,013,763	0.1
1,000,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	977,048	0.0
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	965,281	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/2019	512,655	0.0
500,000		BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, 3.250%, 03/03/2023	491,395	0.0
250,000		BNP Paribas SA, 2.450%, 03/17/2019	249,806	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	922,239	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,500,000		Boston Properties L.P., 5.625%, 11/15/2020	$3,642,129	0.1
1,000,000	(1)	BPCE SA, 2.750%, 01/11/2023	956,508	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	918,719	0.0
1,000,000		Branch Banking & Trust Co., 2.250%, 06/01/2020	985,426	0.1
500,000		Branch Banking & Trust Co., 3.625%, 09/16/2025	491,926	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/2026	395,314	0.0
500,000		Capital One Financial Corp., 2.450%, 04/24/2019	499,303	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	484,920	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	470,964	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	476,493	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	491,647	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	467,102	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	472,924	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	489,074	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	968,053	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	950,671	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,210,715	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	725,386	0.0
500,000		Citibank NA, 2.100%, 06/12/2020	490,979	0.0
500,000		Citigroup, Inc., 2.500%, 07/29/2019	499,011	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	721,711	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	484,037	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	981,544	0.1
500,000		Citigroup, Inc., 3.400%, 05/01/2026	475,175	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	984,451	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	922,064	0.0
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,456,786	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	756,825	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,450,016	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	694,997	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	493,485	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	499,331	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	988,959	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	503,875	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	830,931	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	889,246	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	487,393	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/2022	986,358	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/2026	303,701	0.0
500,000		Comerica Bank, 2.500%, 06/02/2020	493,244	0.0
500,000		Comerica, Inc., 2.125%, 05/23/2019	497,841	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	240,937	0.0
250,000		Compass Bank, 2.750%, 09/29/2019	249,312	0.0
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/2019	493,857	0.0
500,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	499,593	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	472,821	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	497,219	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	495,644	0.0
750,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	768,507	0.0
10,000,000	(1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	9,967,710	0.3
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	735,569	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	729,853	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	996,491	0.1
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	989,362	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	$964,549	0.0
750,000		Deutsche Bank AG/New York NY, 2.950%, 08/20/2020	737,314	0.0
500,000		Deutsche Bank AG/New York NY, 3.125%, 01/13/2021	488,265	0.0
500,000		Deutsche Bank AG/New York NY, 3.150%, 01/22/2021	488,825	0.0
500,000		Deutsche Bank AG/New York NY, 3.375%, 05/12/2021	491,067	0.0
400,000	(2)	Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	379,355	0.0
500,000		Deutsche Bank AG, 2.850%, 05/10/2019	498,736	0.0
800,000	(1)	Dexia Credit Local SA, 2.500%, 01/25/2021	788,485	0.0
800,000		Discover Bank, 2.600%, 11/13/2018	799,966	0.0
500,000		Discover Bank, 3.100%, 06/04/2020	497,035	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	493,711	0.0
500,000		Discover Bank, 3.350%, 02/06/2023	485,906	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	502,175	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	394,385	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	494,902	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	502,576	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	722,730	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,995,453	0.1
1,000,000		Fifth Third Bancorp, 3.950%, 03/14/2028	983,044	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	405,426	0.0
500,000		Fifth Third Bank/Cincinnati OH, 2.200%, 10/30/2020	489,464	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	249,364	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,446,645	0.2
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/2021	493,579	0.0
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,542,213	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	489,424	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	474,746	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	486,391	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	477,207	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	485,337	0.0
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	497,883	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/2023	2,043,892	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	490,225	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	994,654	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	798,150	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	4,814,270	0.2
500,000		HCP, Inc., 2.625%, 02/01/2020	495,861	0.0
250,000		HCP, Inc., 3.875%, 08/15/2024	244,716	0.0
500,000		HCP, Inc., 4.000%, 06/01/2025	491,374	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/2023	502,453	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/2022	512,525	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/2023	732,548	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/2021	399,154	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	298,813	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	492,010	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	501,143	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	480,875	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,029,767	0.1
250,000		HSBC USA, Inc., 2.250%, 06/23/2019	249,196	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	245,218	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	989,325	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		ING Groep NV, 3.150%, 03/29/2022	$488,338	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	899,950	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	931,351	0.0
750,000		JPMorgan Chase & Co., 2.700%, 05/18/2023	721,709	0.0
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/2020	992,709	0.1
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	464,774	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	719,797	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	727,089	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/2023	1,472,903	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	947,789	0.0
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	715,951	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	974,455	0.0
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	495,461	0.0
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	701,844	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	993,803	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	996,491	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	4,126,838	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	2,715,468	0.1
1,000,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	992,016	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	491,724	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	478,082	0.0
500,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	499,548	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	720,710	0.0
1,000,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	998,992	0.1
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	474,685	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	389,186	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	249,604	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/2019	2,956,733	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	968,598	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	1,955,895	0.1
3,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	2,911,911	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	9,873,809	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/2026	699,047	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/2026	718,674	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	966,709	0.0
1,500,000	(2)	Lincoln National Corp., 4.200%, 03/15/2022	1,522,711	0.1
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	477,382	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	730,672	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	458,675	0.0
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	491,839	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	248,014	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/2019	248,917	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	965,246	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	984,233	0.1
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	477,335	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	504,614	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	562,736	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	981,965	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	389,351	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	987,973	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	492,095	0.0
500,000		MetLife, Inc., 3.600%, 04/10/2024	502,271	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/2025	996,877	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	468,370	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000		MetLife, Inc., 4.125%, 08/13/2042	$379,531	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	308,948	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	479,139	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	733,423	0.0
432,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	426,210	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	493,725	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	495,060	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	737,769	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	477,624	0.0
500,000		Mizuho Financial Group, Inc., 3.170%, 09/11/2027	462,953	0.0
1,000,000		Mizuho Financial Group, Inc., 3.549%, 03/05/2023	989,298	0.1
1,000,000		Morgan Stanley, 2.500%, 04/21/2021	977,315	0.0
750,000		Morgan Stanley, 2.625%, 11/17/2021	729,467	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	974,996	0.0
500,000		Morgan Stanley, 3.125%, 07/27/2026	466,055	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,661,315	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	720,519	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	492,540	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	960,456	0.0
750,000		Morgan Stanley, 3.875%, 04/29/2024	746,924	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	491,702	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	720,716	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,006,990	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	747,812	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	496,590	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	829,450	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,036,776	0.1
500,000		MUFG Union Bank NA, 2.250%, 05/06/2019	498,667	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	451,840	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/2022	487,753	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	965,322	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	295,465	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/2020	245,514	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,026,845	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/2022	289,263	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	699,542	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	254,057	0.0
500,000		PNC Bank NA, 2.450%, 07/28/2022	481,245	0.0
500,000		PNC Bank NA, 2.625%, 02/17/2022	487,139	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	481,844	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	707,232	0.0
500,000		PNC Bank NA, 3.250%, 06/01/2025	485,054	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	477,323	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	485,361	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/2022	498,092	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	516,348	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	292,593	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	985,932	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/2019	988,536	0.1
1,000,000		Private Export Funding Corp., 2.250%, 03/15/2020	991,852	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	987,034	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	$995,773	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,019,066	0.1
500,000		Prologis L.P., 4.250%, 08/15/2023	515,878	0.0
400,000		Protective Life Corp., 7.375%, 10/15/2019	416,885	0.0
1,000,000		Prudential Financial, Inc., 3.500%, 05/15/2024	1,000,842	0.1
1,000,000		Prudential Financial, Inc., 3.878%, 03/27/2028	992,751	0.1
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	500,000	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,043,750	0.1
750,000		Public Storage, 2.370%, 09/15/2022	720,766	0.0
250,000		Public Storage, 3.094%, 09/15/2027	233,954	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	478,723	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	398,880	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	300,932	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/2021	995,867	0.1
500,000		Royal Bank of Canada, 2.125%, 03/02/2020	494,849	0.0
1,000,000		Royal Bank of Canada, 2.150%, 10/26/2020	980,241	0.1
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	980,684	0.1
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	511,999	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	499,994	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	493,634	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/2021	487,193	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/2021	741,446	0.0
500,000		Santander UK PLC, 2.500%, 03/14/2019	499,723	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	249,931	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/2024	248,240	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/2022	996,364	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	479,373	0.0
500,000	(2)	Simon Property Group L.P., 4.250%, 10/01/2044	487,648	0.0
750,000	(3)	State Street Corp., 2.653%, 05/15/2023	726,508	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,468,956	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	495,936	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	480,856	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	484,011	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	451,280	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	721,833	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	484,164	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	472,706	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	476,755	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	478,841	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	494,559	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/2023	482,105	0.0
1,000,000		SunTrust Bank/Atlanta GA, 3.000%, 02/02/2023	976,308	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	471,172	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/2019	249,677	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/2022	486,827	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/2021	494,544	0.0
750,000		Synchrony Bank, 3.000%, 06/15/2022	719,505	0.0
250,000		Synchrony Financial, 3.000%, 08/15/2019	249,549	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	248,456	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	290,413	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	241,438	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	$449,335	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	730,000	0.0
500,000		Toronto-Dominion Bank/The, 3.000%, 06/11/2020	499,519	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	499,994	0.0
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	719,616	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/2020	3,041,802	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/2019	697,232	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	495,372	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	492,728	0.0
500,000		Unum Group, 3.000%, 05/15/2021	492,210	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	734,637	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	716,345	0.0
1,000,000		US Bancorp, 3.000%, 03/15/2022	989,239	0.1
500,000	(3)	US Bancorp, 5.125%, 12/31/2199	514,950	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	493,868	0.0
1,000,000	(3)	US Bank NA/Cincinnati OH, 3.104%, 05/21/2021	997,610	0.1
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/2020	495,808	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/2022	589,045	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	238,938	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	491,160	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	492,719	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/2020	1,081,262	0.1
750,000		Visa, Inc., 2.750%, 09/15/2027	698,879	0.0
1,000,000		Visa, Inc., 2.800%, 12/14/2022	980,961	0.1
500,000		Visa, Inc., 3.150%, 12/14/2025	485,073	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	519,206	0.0
1,000,000		Wells Fargo & Co., 2.625%, 07/22/2022	966,191	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,464,506	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	928,382	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/2023	983,034	0.1
750,000		Wells Fargo & Co., 3.550%, 09/29/2025	731,260	0.0
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	959,728	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	498,742	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	8,229,011	0.3
1,983,000		Wells Fargo & Co., 5.606%, 01/15/2044	2,192,040	0.1
1,000,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	983,390	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	939,704	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	493,816	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	965,164	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	723,513	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/2022	1,027,157	0.1
400,000		XLIT Ltd., 2.300%, 12/15/2018	399,744	0.0
			319,589,813	9.5

		Industrial: 2.1%
500,000		3M Co., 2.000%, 06/26/2022	479,955	0.0
750,000		3M Co., 2.250%, 09/19/2026	681,962	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	946,646	0.0
1,000,000		3M Co., 3.000%, 08/07/2025	975,350	0.1
200,000		3M Co., 3.875%, 06/15/2044	192,671	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,278,570	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/2023	998,224	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	393,366	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/2019	764,343	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	483,341	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	470,411	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	453,992	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	491,799	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/2021	1,008,120	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	$508,846	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	514,609	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/2045	530,903	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	433,487	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	952,088	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	789,770	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	799,263	0.0
500,000		Caterpillar Financial Services Corp., 2.100%, 01/10/2020	494,713	0.0
1,000,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	905,096	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	290,085	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	503,986	0.0
500,000		Caterpillar, Inc., 2.600%, 06/26/2022	487,042	0.0
250,000		Caterpillar, Inc., 3.400%, 05/15/2024	248,626	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	957,842	0.0
250,000	(2)	Caterpillar, Inc., 4.300%, 05/15/2044	258,823	0.0
500,000		CSX Corp., 3.950%, 05/01/2050	452,802	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	473,123	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	993,540	0.1
830,000		Cummins, Inc., 7.125%, 03/01/2028	1,008,025	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	488,224	0.0
1,010,000		Dover Corp., 4.300%, 03/01/2021	1,030,813	0.1
250,000		FedEx Corp., 2.300%, 02/01/2020	247,871	0.0
1,000,000		FedEx Corp., 3.400%, 02/15/2028	959,697	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	177,851	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	501,816	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	478,369	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	471,894	0.0
500,000		General Electric Co., 2.700%, 10/09/2022	482,662	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	480,265	0.0
1,861,000		General Electric Co., 6.750%, 03/15/2032	2,252,245	0.1
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,479,940	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	503,831	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	490,074	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/2020	247,683	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/2044	253,522	0.0
500,000		John Deere Capital Corp., 1.950%, 01/08/2019	499,256	0.0
750,000		John Deere Capital Corp., 2.800%, 03/04/2021	744,225	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	977,992	0.1
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	929,738	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	494,205	0.0
400,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	395,136	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	245,489	0.0
250,000		Johnson Controls International plc, 5.125%, 09/14/2045	260,035	0.0
800,000		L3 Technologies, Inc., 4.950%, 02/15/2021	823,196	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/2020	493,268	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/2023	495,073	0.0
1,000,000		Lockheed Martin Corp., 3.350%, 09/15/2021	1,000,590	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	988,420	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,171,144	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	522,074	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	534,272	0.0
642,000		Norfolk Southern Corp., 3.942%, 11/01/2047	597,756	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,000,000	Norfolk Southern Corp., 3.950%, 10/01/2042	$935,750	0.0
500,000	Norfolk Southern Corp., 4.450%, 06/15/2045	502,613	0.0
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	381,713	0.0
750,000	Northrop Grumman Corp., 2.550%, 10/15/2022	723,211	0.0
750,000	Northrop Grumman Corp., 2.930%, 01/15/2025	712,953	0.0
500,000	Northrop Grumman Corp., 3.850%, 04/15/2045	455,415	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/2024	197,054	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/2034	250,730	0.0
3,800,000	Raytheon Co., 3.125%, 10/15/2020	3,808,002	0.1
2,000,000	Republic Services, Inc., 5.250%, 11/15/2021	2,105,820	0.1
1,250,000	Roper Technologies, Inc., 2.050%, 10/01/2018	1,250,000	0.1
1,000,000	Roper Technologies, Inc., 3.650%, 09/15/2023	994,326	0.1
500,000	Ryder System, Inc., 2.450%, 09/03/2019	497,884	0.0
500,000	Ryder System, Inc., 2.500%, 05/11/2020	494,162	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/2022	293,655	0.0
750,000	Textron, Inc., 3.650%, 03/01/2021	749,728	0.0
250,000	Union Pacific Corp., 2.250%, 02/15/2019	249,613	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/2023	484,561	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/2026	467,083	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/2035	225,295	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/2024	250,859	0.0
250,000	Union Pacific Corp., 3.799%, 10/01/2051	222,724	0.0
750,000	Union Pacific Corp., 4.050%, 11/15/2045	713,662	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/2043	487,701	0.0
1,000,000	United Parcel Service, Inc., 2.800%, 11/15/2024	960,364	0.1
1,000,000	United Parcel Service, Inc., 3.050%, 11/15/2027	956,060	0.0
750,000	United Technologies Corp., 3.100%, 06/01/2022	739,010	0.0
500,000	United Technologies Corp., 3.950%, 08/16/2025	497,568	0.0
500,000	United Technologies Corp., 4.125%, 11/16/2028	497,655	0.0
500,000	United Technologies Corp., 4.150%, 05/15/2045	466,051	0.0
1,000,000	United Technologies Corp., 4.450%, 11/16/2038	995,057	0.1
500,000	United Technologies Corp., 4.500%, 06/01/2042	496,029	0.0
1,000,000	United Technologies Corp., 4.625%, 11/16/2048	1,004,086	0.1
406,000	United Technologies Corp., 6.125%, 07/15/2038	481,843	0.0
500,000	United Technologies Corp., 3.350%, 08/16/2021	499,620	0.0
500,000	United Technologies Corp., 3.650%, 08/16/2023	498,065	0.0
		69,485,967	2.1

	Technology: 1.5%
500,000	Analog Devices, Inc., 3.900%, 12/15/2025	491,298	0.0
500,000	Apple, Inc., 2.100%, 05/06/2019	498,780	0.0
500,000	Apple, Inc., 2.150%, 02/09/2022	483,560	0.0
1,000,000	Apple, Inc., 2.250%, 02/23/2021	982,019	0.1
1,000,000	Apple, Inc., 2.400%, 01/13/2023	965,595	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/2023	961,787	0.0
750,000	Apple, Inc., 2.500%, 02/09/2022	733,739	0.0
500,000	Apple, Inc., 2.850%, 05/06/2021	497,655	0.0
750,000	Apple, Inc., 3.000%, 02/09/2024	735,604	0.0
1,000,000	Apple, Inc., 3.000%, 11/13/2027	949,744	0.0
1,000,000	Apple, Inc., 3.200%, 05/13/2025	981,249	0.1
1,000,000	Apple, Inc., 3.200%, 05/11/2027	967,301	0.0
1,000,000	Apple, Inc., 3.250%, 02/23/2026	977,903	0.1
1,000,000	Apple, Inc., 3.350%, 02/09/2027	978,722	0.1
500,000	Apple, Inc., 3.450%, 05/06/2024	500,837	0.0
500,000	Apple, Inc., 3.450%, 02/09/2045	448,964	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/2043	963,299	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000		Apple, Inc., 4.375%, 05/13/2045	$416,261	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	525,737	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/2046	1,081,096	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	502,318	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/2022	395,721	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	251,585	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	944,754	0.0
400,000	(1)	Dell International LLC / EMC Corp., 3.480%, 06/01/2019	401,082	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	406,175	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	420,572	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	426,619	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	498,170	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	502,595	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	513,916	0.0
321,000		HP, Inc., 3.750%, 12/01/2020	323,968	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/2020	979,394	0.1
500,000		International Business Machines Corp., 1.875%, 05/15/2019	497,626	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/2021	1,009,520	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	993,537	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,001,358	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	988,734	0.1
1,000,000		Intel Corp., 3.150%, 05/11/2027	967,867	0.0
260,000		Intel Corp., 3.700%, 07/29/2025	261,770	0.0
272,000		Intel Corp., 3.734%, 12/08/2047	253,675	0.0
500,000		Lam Research Corp., 2.800%, 06/15/2021	491,719	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	397,541	0.0
750,000		Microsoft Corp., 1.550%, 08/08/2021	720,753	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	967,912	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	922,545	0.0
1,000,000		Microsoft Corp., 2.700%, 02/12/2025	958,942	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	489,017	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	489,692	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,474,276	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	241,286	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	761,992	0.0
250,000		Microsoft Corp., 3.750%, 02/12/2045	242,245	0.0
500,000		Microsoft Corp., 3.950%, 08/08/2056	489,695	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,043,877	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/2047	1,050,753	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/2045	1,073,404	0.1
250,000		Microsoft Corp., 4.875%, 12/15/2043	282,598	0.0
250,000		NetApp, Inc., 3.375%, 06/15/2021	249,233	0.0
1,000,000		Oracle Corp., 1.900%, 09/15/2021	965,464	0.0
500,000		Oracle Corp., 2.250%, 10/08/2019	497,587	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	485,301	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	744,555	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	966,284	0.0
750,000		Oracle Corp., 2.950%, 05/15/2025	719,667	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	963,166	0.0
500,000		Oracle Corp., 3.400%, 07/08/2024	495,915	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	386,634	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	726,274	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	727,659	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	183,930	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,716,862	0.1
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	493,103	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
850,000	QUALCOMM, Inc., 4.650%, 05/20/2035	$865,139	0.0
350,000	QUALCOMM, Inc., 4.800%, 05/20/2045	354,760	0.0
		51,321,886	1.5

	Utilities: 2.1%
500,000	Alabama Power Co., 4.150%, 08/15/2044	486,047	0.0
300,000	Ameren Illinois Co., 2.700%, 09/01/2022	291,963	0.0
250,000	Ameren Illinois Co., 4.300%, 07/01/2044	249,779	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/2044	497,288	0.0
750,000	Appalachian Power Co., 4.450%, 06/01/2045	755,112	0.0
250,000	Arizona Public Service Co., 2.200%, 01/15/2020	247,197	0.0
750,000	Arizona Public Service Co., 2.950%, 09/15/2027	700,824	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/2024	392,948	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/2044	486,720	0.0
1,000,000	Baltimore Gas & Electric Co., 3.350%, 07/01/2023	990,280	0.1
500,000	Baltimore Gas & Electric Co., 3.500%, 08/15/2046	440,553	0.0
3,668,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	4,448,003	0.2
750,000	CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	709,187	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/2024	249,062	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	264,546	0.0
200,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	191,083	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	513,985	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	511,315	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	407,239	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/2022	295,760	0.0
500,000	Consumers Energy Co., 3.950%, 07/15/2047	485,465	0.0
200,000	Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019	198,548	0.0
210,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	206,913	0.0
200,000	Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	195,654	0.0
250,000	DTE Electric Co., 4.300%, 07/01/2044	255,798	0.0
400,000	DTE Energy Co., 3.500%, 06/01/2024	394,236	0.0
400,000	DTE Energy Co., 3.850%, 12/01/2023	400,779	0.0
500,000	Duke Energy Carolinas LLC, 2.500%, 03/15/2023	480,800	0.0
500,000	Duke Energy Corp., 1.800%, 09/01/2021	478,163	0.0
500,000	Duke Energy Corp., 3.750%, 09/01/2046	440,512	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/2023	506,583	0.0
500,000	Duke Energy Corp., 4.800%, 12/15/2045	516,398	0.0
1,000,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	999,563	0.1
500,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	457,061	0.0
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	147,281	0.0
750,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	743,360	0.0
1,500,000	Duke Energy Progress LLC, 4.375%, 03/30/2044	1,521,834	0.1
500,000	Edison International, 2.950%, 03/15/2023	479,556	0.0
500,000	Enel Generacion Chile SA, 4.250%, 04/15/2024	497,149	0.0
400,000	Entergy Arkansas, Inc., 3.500%, 04/01/2026	394,342	0.0
400,000	Entergy Arkansas, Inc., 3.700%, 06/01/2024	401,927	0.0
500,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	503,363	0.0
1,500,000	Exelon Corp., 4.950%, 06/15/2035	1,575,514	0.1
750,000	Exelon Corp., 5.100%, 06/15/2045	790,751	0.0
760,000	Exelon Generation Co. LLC, 5.200%, 10/01/2019	776,139	0.0
500,000	Florida Power & Light Co., 3.250%, 06/01/2024	492,902	0.0
750,000	Florida Power & Light Co., 3.800%, 12/15/2042	714,288	0.0
1,500,000	Florida Power & Light Co., 4.050%, 06/01/2042	1,482,866	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
500,000		Georgia Power Co., 3.250%, 04/01/2026	$472,744	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	514,792	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	952,750	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	942,540	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	245,579	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	585,749	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	2,844,190	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	476,616	0.0
1,000,000		MidAmerican Energy Co., 3.650%, 08/01/2048	920,348	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	479,951	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	1,888,264	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	293,115	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,016,501	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	998,191	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	497,625	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/2024	497,128	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/2044	228,143	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/2044	252,016	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	766,519	0.0
500,000		Pacific Gas & Electric Co., 2.950%, 03/01/2026	455,458	0.0
500,000		Pacific Gas & Electric Co., 3.300%, 03/15/2027	460,587	0.0
1,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/2020	1,852,515	0.1
500,000		Pacific Gas & Electric Co., 4.300%, 03/15/2045	458,430	0.0
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/2044	487,447	0.0
750,000		PECO Energy Co., 4.150%, 10/01/2044	743,618	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	237,721	0.0
1,000,000		Progress Energy, Inc., 4.400%, 01/15/2021	1,019,748	0.1
500,000		PSEG Power LLC, 3.000%, 06/15/2021	492,532	0.0
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/2020	3,414,465	0.1
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,000,651	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	497,768	0.0
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/2023	948,796	0.1
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/2043	711,687	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/2044	239,516	0.0
500,000		Sempra Energy, 2.850%, 11/15/2020	493,905	0.0
750,000		Sempra Energy, 3.550%, 06/15/2024	733,655	0.0
250,000		Sempra Energy, 3.750%, 11/15/2025	243,407	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	692,098	0.0
250,000		South Carolina Electric & Gas Co., 5.100%, 06/01/2065	251,061	0.0
1,487,303		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,466,436	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	463,578	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/2047	707,029	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	519,572	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	954,667	0.1
500,000		Southern Co., 2.750%, 06/15/2020	495,421	0.0
500,000		Southern Power Co., 4.150%, 12/01/2025	493,045	0.0
250,000		Union Electric Co., 3.500%, 04/15/2024	247,821	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
300,000	Union Electric Co., 3.900%, 09/15/2042	$288,443	0.0
500,000	Virginia Electric & Power Co., 4.450%, 02/15/2044	506,298	0.0
1,533,000	Virginia Electric & Power Co., 6.000%, 05/15/2037	1,853,729	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/2042	985,142	0.1
500,000	Westar Energy, Inc., 4.625%, 09/01/2043	523,926	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	246,413	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/2044	477,628	0.0
		70,203,610	2.1

	Total Corporate Bonds/Notes (Cost $972,723,206)	964,107,526	28.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,745,023	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,685,038	0.1
1,442,042	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,553,368	0.0

	Total Collateralized Mortgage Obligations (Cost $3,358,855)	3,238,406	0.1

MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	6,342,669	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,258,797	0.1

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,731,329	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,611,067	0.1
		7,342,396	0.2

	New York: 0.2%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,618,712	0.2

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/2041	4,811,137	0.2

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/2040	4,563,429	0.1

	Total Municipal Bonds (Cost $26,915,937)	31,937,140	1.0

CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
500,000	Santander UK PLC, 3.400%, 06/01/2021	498,229	0.0

	Total Convertible Bonds/Notes (Cost $500,750)	498,229	0.0

ASSET-BACKED SECURITIES: 0.5%
	Automobile Asset-Backed Securities: 0.3%
1,000,000	Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/2021	985,488	0.1
1,000,000	Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	982,955	0.0
150,000	BMW Vehicle Lease Trust 2017-2 A4, 2.190%, 03/22/2021	148,214	0.0
1,000,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	981,591	0.0
950,000	CarMax Auto Owner Trust 2017-4 A4, 2.330%, 05/15/2023	927,145	0.0
820,000	(1) Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/2026	814,891	0.0
1,000,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	991,730	0.1
1,000,000	Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/2023	973,961	0.0
450,000	Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	438,358	0.0
650,000	Toyota Auto Receivables 2018-C A4 Owner Trust, 3.130%, 02/15/2024	648,902	0.0
1,000,000	World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	991,522	0.1
		8,884,757	0.3

	Credit Card Asset-Backed Securities: 0.2%
1,500,000	American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	1,481,084	0.1
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	966,868	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: (continued)
500,000		BA Credit Card Trust 2018-A3 A3, 3.100%, 12/15/2023	$499,753	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/2023	985,914	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	974,632	0.0
500,000		Citibank Credit Card Issuance Trust 2014-A1 A1, 2.880%, 01/23/2023	497,678	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	974,911	0.0
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	485,119	0.0
			6,865,959	0.2

		Other Asset-Backed Securities: 0.0%
350,166		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/2021	347,260	0.0
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,623,357	0.0
			1,970,617	0.0

	Total Asset-Backed Securities (Cost $18,019,990)		17,721,333	0.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.3%
		Federal Home Loan Mortgage Corporation: 7.2%(4)
6,912,548		3.000%, 04/01/2045	6,645,476	0.2
7,196,070		3.000%, 04/01/2045	6,921,952	0.2
29,653,138		3.000%, 05/01/2045	28,491,357	0.9
10,234,084		3.000%, 11/01/2046	9,847,379	0.3
11,439,264		3.000%, 11/01/2047	10,974,939	0.3
370,000	(5)	3.500%, 10/01/2033	371,947	0.0
390,913		3.500%, 01/01/2042	387,780	0.0
2,146,144		3.500%, 01/01/2042	2,127,700	0.1
6,994,789		3.500%, 08/01/2042	6,923,927	0.2
26,634,973		3.500%, 04/01/2043	26,365,163	0.8
28,858,818		3.500%, 02/01/2044	28,566,220	0.9
10,179,800		3.500%, 12/01/2046	10,039,851	0.3
7,282,638		3.500%, 12/01/2047	7,173,286	0.2
4,923,122		3.500%, 03/01/2048	4,861,514	0.2
24,916,000	(5)	3.500%, 10/01/2048	24,517,927	0.7
4,515,000		3.750%, 03/27/2019	4,544,623	0.2
1,405,969		3.813%, 02/01/2042	1,467,768	0.1
1,186,257		4.000%, 01/01/2025	1,214,693	0.1
2,517,000	(5)	4.000%, 07/15/2040	2,541,658	0.1
141,995		4.000%, 08/01/2040	144,698	0.0
1,745,534		4.000%, 04/01/2041	1,778,808	0.1
1,498,355		4.000%, 05/01/2041	1,526,946	0.1
65,178		4.000%, 08/01/2041	66,421	0.0
234,338		4.000%, 12/01/2041	238,810	0.0
1,403,149		4.000%, 01/01/2042	1,429,918	0.1
3,288,315		4.000%, 03/01/2042	3,351,045	0.1
100,429		4.000%, 12/01/2042	102,500	0.0
1,064,694		4.000%, 02/01/2044	1,086,254	0.0
904,127		4.000%, 07/01/2045	915,401	0.0
742,685		4.000%, 09/01/2045	751,706	0.0
714,155		4.000%, 09/01/2045	722,976	0.0
958,237		4.000%, 09/01/2045	969,662	0.0
2,412,768		4.000%, 05/01/2046	2,439,228	0.1
1,103,493		4.000%, 03/01/2048	1,115,521	0.1
6,660		4.500%, 04/01/2023	6,889	0.0
86,884		4.500%, 03/01/2039	90,263	0.0
267,619		4.500%, 08/01/2039	279,134	0.0
314,256		4.500%, 09/01/2039	328,051	0.0
427,075		4.500%, 09/01/2039	445,751	0.0
640,015		4.500%, 09/01/2039	668,047	0.0
653,608		4.500%, 10/01/2039	681,711	0.0
882,121		4.500%, 12/01/2039	920,764	0.0
280,128		4.500%, 03/01/2040	292,406	0.0
551,172		4.500%, 04/01/2040	575,363	0.0
118,725		4.500%, 06/01/2040	123,935	0.0
722,974		4.500%, 07/01/2040	754,652	0.0
623,509		4.500%, 07/01/2040	650,853	0.0
605,281		4.500%, 08/01/2040	631,849	0.0
201,632		4.500%, 08/01/2040	210,482	0.0
726,494		4.500%, 03/01/2041	758,349	0.0
189,109		4.500%, 03/01/2041	197,408	0.0
278,759		4.500%, 04/01/2041	290,995	0.0
808,791		4.500%, 06/01/2041	844,291	0.0
702,916		4.500%, 07/01/2041	733,770	0.0
143,290		4.500%, 08/01/2041	149,580	0.0
4,403,813		4.500%, 08/01/2041	4,589,303	0.2
5,396,865		4.500%, 07/01/2048	5,576,657	0.2
18,211		5.000%, 03/01/2034	19,194	0.0
137,470		5.000%, 12/01/2034	145,989	0.0
440,790		5.000%, 08/01/2035	467,842	0.0
144,557		5.000%, 08/01/2035	153,069	0.0
151,321		5.000%, 10/01/2035	160,255	0.0
139,816		5.000%, 10/01/2035	148,534	0.0
190,800		5.000%, 10/01/2035	201,299	0.0
330,816		5.000%, 12/01/2035	351,420	0.0
40,282		5.000%, 04/01/2036	42,665	0.0
149,551		5.000%, 11/01/2036	158,869	0.0
108,168		5.000%, 02/01/2037	114,876	0.0
85,551		5.000%, 05/01/2037	90,865	0.0
1,242,748		5.000%, 10/01/2037	1,320,209	0.1
726,621		5.000%, 03/01/2038	771,625	0.0
670,670		5.000%, 03/01/2038	712,467	0.0
222,111		5.000%, 03/01/2038	235,935	0.0
206,140		5.000%, 04/01/2038	218,823	0.0
22,715		5.000%, 10/01/2038	24,122	0.0
88,468		5.000%, 06/01/2040	94,013	0.0
212,952		5.000%, 08/01/2040	226,298	0.0
534,994		5.000%, 04/01/2041	568,550	0.0
56,608		5.490%, 02/01/2037	60,295	0.0
220,151		5.500%, 12/01/2024	226,418	0.0
108,084		5.500%, 09/01/2034	117,186	0.0
116,122		5.500%, 01/01/2035	125,754	0.0
1,206,086		5.500%, 09/01/2035	1,307,837	0.1
55,799		5.500%, 09/01/2035	60,375	0.0
1,064,294		5.500%, 10/01/2035	1,152,834	0.1
81,520		5.500%, 03/01/2036	88,216	0.0
382,275		5.500%, 03/01/2036	413,988	0.0
56,905		5.500%, 05/01/2036	61,467	0.0
322,958		5.500%, 06/01/2036	350,203	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
5,310	5.500%, 07/01/2036	$5,758	0.0
139,366	5.500%, 07/01/2036	151,031	0.0
21,252	5.500%, 07/01/2036	22,977	0.0
30,195	5.500%, 10/01/2036	32,588	0.0
142,010	5.500%, 11/01/2036	153,764	0.0
107,003	5.500%, 12/01/2036	115,790	0.0
12,095	5.500%, 12/01/2036	12,891	0.0
81,105	5.500%, 12/01/2036	87,784	0.0
15,201	5.500%, 02/01/2037	16,460	0.0
97,832	5.500%, 02/01/2037	105,930	0.0
32,791	5.500%, 05/01/2037	35,363	0.0
4,817	5.500%, 06/01/2037	5,200	0.0
60,319	5.500%, 12/01/2037	64,972	0.0
29,082	5.500%, 03/01/2038	31,382	0.0
15,794	5.500%, 06/01/2038	17,040	0.0
6,573	5.500%, 06/01/2038	7,028	0.0
11,117	5.500%, 08/01/2038	11,905	0.0
2,547	5.500%, 10/01/2038	2,744	0.0
974,777	5.500%, 11/01/2038	1,056,928	0.0
16,284	5.500%, 12/01/2038	17,643	0.0
19,724	5.500%, 12/01/2038	21,198	0.0
22,055	5.500%, 12/01/2038	23,800	0.0
27,406	5.500%, 01/01/2039	29,571	0.0
160,004	5.500%, 01/01/2039	172,696	0.0
105,420	5.500%, 01/01/2040	112,555	0.0
110,025	5.500%, 01/01/2040	118,721	0.0
98,514	5.500%, 03/01/2040	106,393	0.0
116,143	5.500%, 01/01/2041	123,879	0.0
66,379	5.750%, 05/01/2037	71,389	0.0
193,250	5.800%, 07/01/2037	207,710	0.0
72,738	5.800%, 08/01/2037	78,391	0.0
78,650	5.800%, 09/01/2037	84,784	0.0
40,823	5.800%, 09/01/2037	44,008	0.0
7,004	6.000%, 04/01/2028	7,752	0.0
64,255	6.000%, 07/01/2028	69,886	0.0
507	6.000%, 04/01/2036	554	0.0
13,213	6.000%, 04/01/2036	14,626	0.0
4,029	6.000%, 04/01/2036	4,458	0.0
39,958	6.000%, 06/01/2036	44,235	0.0
14,235	6.000%, 07/01/2036	15,773	0.0
13,985	6.000%, 08/01/2036	15,496	0.0
5,345	6.000%, 08/01/2036	5,814	0.0
92,209	6.000%, 08/01/2036	100,838	0.0
92,157	6.000%, 01/01/2037	101,985	0.0
65,207	6.000%, 02/01/2037	72,175	0.0
4,090	6.000%, 04/01/2037	4,532	0.0
1,626	6.000%, 06/01/2037	1,788	0.0
20,753	6.000%, 06/01/2037	22,966	0.0
10,761	6.000%, 07/01/2037	11,925	0.0
434	6.000%, 07/01/2037	481	0.0
7,052	6.000%, 08/01/2037	7,670	0.0
163,747	6.000%, 08/01/2037	178,098	0.0
35,244	6.000%, 08/01/2037	38,513	0.0
7,935	6.000%, 08/01/2037	8,630	0.0
11,852	6.000%, 08/01/2037	13,111	0.0
4,870	6.000%, 08/01/2037	5,385	0.0
2,531	6.000%, 08/01/2037	2,801	0.0
22,611	6.000%, 09/01/2037	25,026	0.0
3,705	6.000%, 09/01/2037	4,097	0.0
8,869	6.000%, 09/01/2037	9,826	0.0
14,722	6.000%, 10/01/2037	16,314	0.0
9,705	6.000%, 10/01/2037	10,556	0.0
19,562	6.000%, 10/01/2037	21,677	0.0
20,211	6.000%, 10/01/2037	21,982	0.0
39,952	6.000%, 11/01/2037	44,205	0.0
4,084	6.000%, 11/01/2037	4,525	0.0
3,483	6.000%, 11/01/2037	3,789	0.0
69,635	6.000%, 12/01/2037	76,170	0.0
1,008	6.000%, 12/01/2037	1,096	0.0
30,321	6.000%, 01/01/2038	33,270	0.0
27,155	6.000%, 01/01/2038	30,090	0.0
3,340	6.000%, 01/01/2038	3,693	0.0
20,480	6.000%, 02/01/2038	22,275	0.0
2,586	6.000%, 02/01/2038	2,813	0.0
18,687	6.000%, 05/01/2038	20,325	0.0
2,100	6.000%, 06/01/2038	2,319	0.0
38,829	6.000%, 07/01/2038	42,444	0.0
82,868	6.000%, 07/01/2038	91,610	0.0
1,446	6.000%, 09/01/2038	1,597	0.0
12,750	6.000%, 09/01/2038	14,129	0.0
294,627	6.000%, 09/01/2038	320,761	0.0
43,556	6.000%, 09/01/2038	47,373	0.0
22,780	6.000%, 11/01/2038	25,107	0.0
181,069	6.000%, 01/01/2039	200,207	0.0
215,076	6.000%, 04/01/2039	235,290	0.0
50,117	6.000%, 08/01/2039	54,603	0.0
80,319	6.000%, 10/01/2039	87,398	0.0
27,754	6.000%, 11/01/2039	30,720	0.0
133,945	6.000%, 11/01/2039	146,013	0.0
2,955	6.000%, 12/01/2039	3,266	0.0
98,678	6.000%, 05/01/2040	109,348	0.0
44,173	6.150%, 12/01/2037	48,467	0.0
61,403	6.150%, 12/01/2037	67,306	0.0
77,488	6.150%, 01/01/2038	84,662	0.0
164,231	6.150%, 02/01/2038	179,262	0.0
87,481	6.150%, 02/01/2038	95,543	0.0
840,000	6.250%, 07/15/2032	1,108,144	0.0
15,545	6.500%, 06/01/2036	17,212	0.0
3,117	6.500%, 08/01/2036	3,453	0.0
3,073	6.500%, 10/01/2036	3,492	0.0
55,159	6.500%, 10/01/2036	61,074	0.0
25,703	6.500%, 07/01/2037	28,458	0.0
8,636	6.500%, 09/01/2037	9,561	0.0
4,726	6.500%, 10/01/2037	5,233	0.0
10,812	6.500%, 11/01/2037	11,970	0.0
12,097	6.500%, 04/01/2038	13,983	0.0
27,877	6.500%, 04/01/2038	30,864	0.0
648	6.500%, 05/01/2038	717	0.0
3,716	6.500%, 05/01/2038	4,113	0.0
2,233	6.500%, 07/01/2038	2,471	0.0
1,362	6.500%, 08/01/2038	1,508	0.0
8,385	6.500%, 09/01/2038	9,281	0.0
278	6.500%, 10/01/2038	308	0.0
9,764	6.500%, 11/01/2038	10,811	0.0
7,604	6.500%, 12/01/2038	8,415	0.0
1,661	6.500%, 12/01/2038	1,839	0.0
659,103	6.500%, 12/01/2038	729,953	0.0
13,000	6.500%, 12/01/2038	14,396	0.0
59,129	6.500%, 12/01/2038	65,440	0.0
3,063	6.500%, 01/01/2039	3,399	0.0
2,540,000	6.750%, 03/15/2031	3,403,938	0.1
		242,306,001	7.2

	Federal National Mortgage Association: 13.0%(4)
2,420,000	1.500%, 06/22/2020	2,368,645	0.1
5,411,863	2.500%, 09/01/2027	5,266,775	0.2
5,621,727	2.500%, 06/01/2030	5,451,799	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
8,287,833		2.500%, 06/01/2030	$8,037,201	0.3
3,462,777		2.500%, 07/01/2030	3,358,084	0.1
19,076,000	(5)	2.500%, 10/01/2033	18,407,225	0.6
2,399,855		3.000%, 06/01/2026	2,391,692	0.1
7,843,443		3.000%, 08/01/2030	7,778,046	0.2
3,615,949		3.000%, 09/01/2030	3,579,947	0.1
10,040,000	(5)	3.000%, 10/01/2033	9,893,003	0.3
21,087,631		3.000%, 12/01/2042	20,376,553	0.6
11,381,291		3.000%, 07/01/2043	10,989,132	0.3
5,951,525		3.000%, 09/01/2043	5,746,701	0.2
6,024,377		3.000%, 07/01/2046	5,785,464	0.2
2,423,184		3.000%, 08/01/2046	2,325,583	0.1
5,903,038		3.000%, 09/01/2046	5,642,508	0.2
23,184,182		3.000%, 12/01/2046	22,207,469	0.7
251,490		3.500%, 08/01/2026	253,009	0.0
411,685		3.500%, 08/01/2026	414,172	0.0
16,445		3.500%, 09/01/2026	16,545	0.0
639,114		3.500%, 10/01/2026	642,975	0.0
248,076		3.500%, 10/01/2026	249,575	0.0
1,078,039		3.500%, 11/01/2026	1,086,832	0.0
1,076,434		3.500%, 12/01/2026	1,082,936	0.0
990,224		3.500%, 12/01/2026	996,206	0.0
1,305,779		3.500%, 01/01/2027	1,314,623	0.1
1,606,049		3.500%, 03/01/2041	1,593,617	0.1
1,724,382		3.500%, 12/01/2041	1,711,040	0.1
3,107,031		3.500%, 01/01/2042	3,082,977	0.1
6,654,892		3.500%, 10/01/2042	6,603,399	0.2
15,838,005		3.500%, 11/01/2042	15,715,386	0.5
6,416,999		3.500%, 01/01/2046	6,344,466	0.2
4,674,441		3.500%, 02/01/2046	4,621,604	0.2
9,503,736		3.500%, 02/01/2046	9,396,312	0.3
11,609,075		3.500%, 04/01/2046	11,477,848	0.4
23,111,042		3.500%, 11/01/2051	22,772,288	0.7
1,399,932		3.720%, 10/01/2029	1,412,869	0.1
5,140		4.000%, 11/01/2020	5,249	0.0
18,826		4.000%, 07/01/2022	19,225	0.0
7,385		4.000%, 04/01/2023	7,543	0.0
1,711		4.000%, 05/01/2023	1,747	0.0
8,314		4.000%, 07/01/2023	8,490	0.0
28,326		4.000%, 03/01/2024	28,933	0.0
39,421		4.000%, 03/01/2024	40,266	0.0
404		4.000%, 04/01/2024	412	0.0
14,367		4.000%, 04/01/2024	14,671	0.0
146,531		4.000%, 07/01/2024	149,637	0.0
47,100		4.000%, 07/01/2024	48,101	0.0
2,492		4.000%, 08/01/2024	2,545	0.0
56,693		4.000%, 01/01/2025	57,995	0.0
222,647		4.000%, 02/01/2025	227,367	0.0
47,844		4.000%, 02/01/2025	48,878	0.0
87,423		4.000%, 06/01/2025	89,276	0.0
4,891		4.000%, 07/01/2025	4,996	0.0
22,366		4.000%, 09/01/2025	22,841	0.0
29,360		4.000%, 09/01/2025	29,985	0.0
254,514		4.000%, 12/01/2025	260,161	0.0
294,311		4.000%, 02/01/2026	300,653	0.0
66,326		4.000%, 03/01/2026	67,747	0.0
202,012		4.000%, 04/01/2026	206,486	0.0
91,367		4.000%, 04/01/2026	93,375	0.0
680,383		4.000%, 04/01/2026	695,418	0.0
334,594		4.000%, 05/01/2026	341,976	0.0
212,459		4.000%, 09/01/2026	217,198	0.0
880,018		4.000%, 10/01/2040	895,521	0.0
223,791		4.000%, 10/01/2040	227,787	0.0
17,311,924		4.000%, 11/01/2040	17,620,989	0.5
1,488,374		4.000%, 12/01/2040	1,514,947	0.1
1,879,302		4.000%, 12/01/2040	1,912,853	0.1
3,073,534		4.000%, 02/01/2041	3,128,093	0.1
493,844		4.000%, 03/01/2041	502,662	0.0
472,404		4.000%, 04/01/2041	480,816	0.0
271,614		4.000%, 08/01/2041	274,532	0.0
356,714		4.000%, 09/01/2041	363,084	0.0
3,959,211		4.000%, 11/01/2041	4,029,922	0.1
524,041		4.000%, 12/01/2041	533,027	0.0
1,264,237		4.000%, 01/01/2042	1,286,815	0.1
776,492		4.000%, 07/01/2042	790,355	0.0
2,698,833		4.000%, 12/01/2042	2,748,679	0.1
2,659,074		4.000%, 07/01/2043	2,714,369	0.1
2,227,073		4.000%, 02/01/2044	2,270,689	0.1
1,221,356		4.000%, 02/01/2044	1,245,272	0.0
765,514		4.000%, 03/01/2044	780,967	0.0
16,657,000	(5)	4.000%, 10/01/2044	16,820,540	0.5
2,131,634		4.000%, 05/01/2045	2,158,481	0.1
11,425,204		4.000%, 06/01/2045	11,596,244	0.4
4,145,821		4.000%, 07/01/2045	4,230,212	0.1
1,664,573		4.000%, 07/01/2045	1,686,977	0.1
2,874,053		4.000%, 07/01/2045	2,928,142	0.1
2,922,947		4.000%, 07/01/2045	2,975,377	0.1
17,029,544		4.000%, 02/01/2048	17,222,873	0.5
2,699,161		4.000%, 03/01/2048	2,728,129	0.1
1,045,495		4.000%, 03/01/2048	1,056,716	0.0
702		4.500%, 05/01/2019	711	0.0
616		4.500%, 05/01/2019	624	0.0
6,202		4.500%, 01/01/2020	6,282	0.0
3,287		4.500%, 08/01/2020	3,329	0.0
1,412		4.500%, 06/01/2022	1,430	0.0
18,014		4.500%, 11/01/2022	18,245	0.0
18,422		4.500%, 02/01/2023	18,658	0.0
4,992		4.500%, 02/01/2023	5,166	0.0
1,565		4.500%, 03/01/2023	1,586	0.0
447		4.500%, 03/01/2023	458	0.0
111,715		4.500%, 03/01/2023	115,186	0.0
55,381		4.500%, 04/01/2023	57,439	0.0
957		4.500%, 04/01/2023	986	0.0
19,405		4.500%, 04/01/2023	20,127	0.0
16,013		4.500%, 04/01/2023	16,610	0.0
91,543		4.500%, 04/01/2023	94,948	0.0
2,330		4.500%, 05/01/2023	2,417	0.0
723		4.500%, 05/01/2023	734	0.0
1,198		4.500%, 05/01/2023	1,224	0.0
87,823		4.500%, 05/01/2023	91,109	0.0
3,411		4.500%, 07/01/2023	3,454	0.0
7,768		4.500%, 01/01/2024	7,867	0.0
331,808		4.500%, 07/01/2024	343,078	0.0
430,982		4.500%, 08/01/2024	447,181	0.0
14,087		4.500%, 09/01/2024	14,618	0.0
24,621		4.500%, 09/01/2024	25,057	0.0
61,968		4.500%, 09/01/2024	64,180	0.0
185,750		4.500%, 09/01/2024	192,734	0.0
85,668		4.500%, 10/01/2024	86,901	0.0
52,088		4.500%, 10/01/2024	52,809	0.0
40,343		4.500%, 10/01/2024	40,860	0.0
2,693		4.500%, 11/01/2024	2,728	0.0
108,423		4.500%, 11/01/2024	111,814	0.0
5,943		4.500%, 11/01/2024	6,020	0.0
22,388		4.500%, 11/01/2024	22,675	0.0
66,169		4.500%, 11/01/2024	68,436	0.0
17,113		4.500%, 11/01/2024	17,674	0.0
96,145		4.500%, 12/01/2024	99,776	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
105,349		4.500%, 12/01/2024	$106,766	0.0
103,615		4.500%, 01/01/2025	106,094	0.0
2,308		4.500%, 01/01/2025	2,364	0.0
141,570		4.500%, 01/01/2025	146,870	0.0
368,772		4.500%, 05/01/2025	382,709	0.0
15,767		4.500%, 08/01/2025	15,969	0.0
332,664		4.500%, 01/01/2026	344,622	0.0
163,560		4.500%, 04/01/2026	165,657	0.0
5,505		4.500%, 06/01/2034	5,713	0.0
21,829		4.500%, 05/01/2035	22,669	0.0
2,347		4.500%, 03/01/2038	2,446	0.0
1,257		4.500%, 05/01/2038	1,298	0.0
4,480		4.500%, 05/01/2038	4,626	0.0
15,975		4.500%, 06/01/2038	16,578	0.0
9,232		4.500%, 07/01/2038	9,532	0.0
11,251		4.500%, 07/01/2038	11,616	0.0
28,073		4.500%, 09/01/2038	28,984	0.0
693,875		4.500%, 03/01/2039	723,004	0.0
23,529		4.500%, 04/01/2039	24,518	0.0
34,909		4.500%, 04/01/2039	36,378	0.0
755,489		4.500%, 07/01/2039	787,290	0.0
1,899,830		4.500%, 09/01/2039	1,978,262	0.1
1,294,938		4.500%, 10/01/2039	1,349,129	0.1
415,116		4.500%, 12/01/2039	432,534	0.0
506,173		4.500%, 12/01/2039	527,479	0.0
379,427		4.500%, 12/01/2039	395,219	0.0
257,652		4.500%, 03/01/2040	268,362	0.0
301,491		4.500%, 10/01/2040	313,899	0.0
354,670		4.500%, 10/01/2040	369,275	0.0
377,563		4.500%, 10/01/2040	393,048	0.0
729,824		4.500%, 03/01/2041	759,879	0.0
355,150		4.500%, 04/01/2041	366,693	0.0
3,237,488		4.500%, 06/01/2041	3,370,819	0.1
300,458		4.500%, 06/01/2041	312,814	0.0
300,202		4.500%, 06/01/2041	312,563	0.0
203,400		4.500%, 06/01/2041	210,017	0.0
137,289		4.500%, 07/01/2041	142,856	0.0
5,415,929		4.500%, 07/01/2041	5,633,409	0.2
226,955		4.500%, 07/01/2041	236,115	0.0
1,713,621		4.500%, 08/01/2041	1,783,891	0.1
2,051,905		4.500%, 08/01/2041	2,136,407	0.1
300,556		4.500%, 08/01/2041	312,153	0.0
32,629,000	(5)	4.500%, 10/01/2048	33,665,227	1.0
277		5.000%, 02/01/2020	286	0.0
600		5.000%, 06/01/2021	618	0.0
3,692		5.000%, 11/01/2021	3,805	0.0
12,214		5.000%, 01/01/2022	12,588	0.0
567		5.000%, 02/01/2022	584	0.0
1,449		5.000%, 04/01/2022	1,493	0.0
708		5.000%, 06/01/2022	730	0.0
12,632		5.000%, 06/01/2022	13,020	0.0
309		5.000%, 06/01/2022	318	0.0
25,130		5.000%, 06/01/2022	25,926	0.0
13,790		5.000%, 07/01/2022	14,213	0.0
453		5.000%, 07/01/2022	467	0.0
7,142		5.000%, 09/01/2022	7,361	0.0
11,651		5.000%, 12/01/2022	12,008	0.0
14,601		5.000%, 01/01/2023	15,130	0.0
650		5.000%, 01/01/2023	670	0.0
49,801		5.000%, 02/01/2023	51,665	0.0
414		5.000%, 02/01/2023	426	0.0
187,177		5.000%, 02/01/2023	193,992	0.0
6,554		5.000%, 03/01/2023	6,800	0.0
14,956		5.000%, 03/01/2023	15,415	0.0
28,516		5.000%, 03/01/2023	29,425	0.0
800		5.000%, 03/01/2023	827	0.0
35,074		5.000%, 03/01/2023	36,148	0.0
25,618		5.000%, 04/01/2023	26,478	0.0
29,871		5.000%, 04/01/2023	30,832	0.0
6,761		5.000%, 04/01/2023	7,013	0.0
2,022		5.000%, 05/01/2023	2,084	0.0
6,305		5.000%, 05/01/2023	6,500	0.0
12,809		5.000%, 05/01/2023	13,289	0.0
27,875		5.000%, 06/01/2023	28,729	0.0
28,709		5.000%, 06/01/2023	29,606	0.0
11,349		5.000%, 06/01/2023	11,769	0.0
9,485		5.000%, 06/01/2023	9,785	0.0
2,120		5.000%, 06/01/2023	2,185	0.0
191,466		5.000%, 07/01/2023	198,621	0.0
64,751		5.000%, 08/01/2023	67,063	0.0
306		5.000%, 09/01/2023	317	0.0
13,102		5.000%, 02/01/2024	13,587	0.0
70,384		5.000%, 03/01/2024	73,028	0.0
13,508		5.000%, 04/01/2024	13,993	0.0
30,034		5.000%, 04/01/2024	30,954	0.0
45,095		5.000%, 05/01/2024	46,477	0.0
127,058		5.000%, 06/01/2024	131,185	0.0
211,262		5.000%, 08/01/2024	217,823	0.0
113,220		5.000%, 07/01/2033	120,259	0.0
110,729		5.000%, 02/01/2034	116,338	0.0
21,305		5.000%, 11/01/2034	22,509	0.0
2,290,419		5.000%, 02/01/2035	2,433,083	0.1
403,280		5.000%, 06/01/2035	428,386	0.0
28,485		5.000%, 08/01/2035	30,238	0.0
400,983		5.000%, 09/01/2035	425,586	0.0
108,169		5.000%, 09/01/2035	114,258	0.0
263,086		5.000%, 09/01/2035	278,430	0.0
32,262		5.000%, 10/01/2035	34,255	0.0
458,704		5.000%, 03/01/2036	487,369	0.0
583,563		5.000%, 03/01/2036	620,149	0.0
406,498		5.000%, 05/01/2036	431,297	0.0
4,844		5.000%, 05/01/2036	5,147	0.0
75,184		5.000%, 06/01/2036	79,880	0.0
61,183		5.000%, 12/01/2036	65,018	0.0
801,561		5.000%, 12/01/2036	851,990	0.0
192,981		5.000%, 07/01/2037	205,025	0.0
140,327		5.000%, 01/01/2038	147,900	0.0
620,716		5.000%, 02/01/2038	659,646	0.0
284,325		5.000%, 02/01/2038	302,149	0.0
582,836		5.000%, 08/01/2038	619,351	0.0
290,352		5.000%, 07/01/2040	309,108	0.0
124,371		5.000%, 07/01/2040	132,405	0.0
264		5.500%, 07/01/2020	265	0.0
518		5.500%, 04/01/2021	527	0.0
6,498		5.500%, 10/01/2021	6,584	0.0
31,592		5.500%, 11/01/2021	32,075	0.0
2,175		5.500%, 11/01/2021	2,192	0.0
122,847		5.500%, 11/01/2021	125,276	0.0
140,091		5.500%, 12/01/2021	143,488	0.0
19,608		5.500%, 12/01/2021	19,892	0.0
164,098		5.500%, 12/01/2021	167,178	0.0
4,830		5.500%, 01/01/2022	4,915	0.0
6,182		5.500%, 01/01/2022	6,197	0.0
3,081		5.500%, 01/01/2022	3,146	0.0
24,781		5.500%, 02/01/2022	25,395	0.0
1,475		5.500%, 04/01/2022	1,507	0.0
15,505		5.500%, 06/01/2022	15,871	0.0
17,000		5.500%, 06/01/2022	17,281	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,116	5.500%, 07/01/2022	$2,180	0.0
31,493	5.500%, 07/01/2022	32,348	0.0
2,408	5.500%, 08/01/2022	2,450	0.0
43,219	5.500%, 09/01/2022	44,234	0.0
7,228	5.500%, 09/01/2022	7,409	0.0
62,886	5.500%, 11/01/2022	63,929	0.0
7,185	5.500%, 01/01/2023	7,394	0.0
5,197	5.500%, 02/01/2023	5,345	0.0
9,450	5.500%, 03/01/2023	9,692	0.0
3,136	5.500%, 04/01/2023	3,241	0.0
11,379	5.500%, 06/01/2023	11,636	0.0
4,702	5.500%, 08/01/2023	4,817	0.0
13,104	5.500%, 08/01/2023	13,579	0.0
2,289	5.500%, 08/01/2023	2,362	0.0
34,271	5.500%, 08/01/2023	35,508	0.0
30,825	5.500%, 09/01/2023	31,794	0.0
7,705	5.500%, 10/01/2023	7,749	0.0
2,145	5.500%, 11/01/2023	2,214	0.0
30,862	5.500%, 11/01/2023	31,549	0.0
3,878	5.500%, 11/01/2023	3,970	0.0
108,075	5.500%, 02/01/2024	111,707	0.0
1,596	5.500%, 03/01/2024	1,607	0.0
8,814	5.500%, 07/01/2024	9,130	0.0
25,723	5.500%, 07/01/2024	26,147	0.0
9,689	5.500%, 05/01/2025	9,827	0.0
38,784	5.500%, 08/01/2025	39,816	0.0
2,849	5.500%, 07/01/2027	3,043	0.0
701	5.500%, 08/01/2027	749	0.0
144,691	5.500%, 03/01/2034	156,353	0.0
118,232	5.500%, 04/01/2034	127,780	0.0
51,870	5.500%, 11/01/2034	56,085	0.0
49,737	5.500%, 12/01/2034	53,788	0.0
634,731	5.500%, 02/01/2035	686,383	0.0
89,291	5.500%, 05/01/2035	96,575	0.0
513,792	5.500%, 09/01/2035	549,826	0.0
91,302	5.500%, 09/01/2035	98,620	0.0
74,350	5.500%, 04/01/2036	80,228	0.0
123,462	5.500%, 04/01/2036	133,555	0.0
24,096	5.500%, 05/01/2036	25,931	0.0
94,156	5.500%, 06/01/2036	101,620	0.0
305,105	5.500%, 07/01/2036	330,462	0.0
168,917	5.500%, 11/01/2036	182,484	0.0
554,751	5.500%, 12/01/2036	599,276	0.0
252,370	5.500%, 12/01/2036	272,572	0.0
84,890	5.500%, 01/01/2037	91,800	0.0
794,714	5.500%, 03/01/2037	858,403	0.0
359,388	5.500%, 03/01/2037	388,152	0.0
70,585	5.500%, 03/01/2037	76,236	0.0
321,074	5.500%, 08/01/2037	347,182	0.0
903	5.500%, 01/01/2038	973	0.0
3,460	5.500%, 01/01/2038	3,724	0.0
1,055	5.500%, 01/01/2038	1,135	0.0
13,558	5.500%, 03/01/2038	14,689	0.0
22,644	5.500%, 05/01/2038	24,356	0.0
49,294	5.500%, 06/01/2038	53,260	0.0
1,489,904	5.500%, 09/01/2038	1,608,129	0.1
354,049	5.500%, 12/01/2038	380,721	0.0
87,876	5.500%, 06/01/2039	94,770	0.0
42,365	5.500%, 04/01/2040	45,273	0.0
121,463	5.500%, 05/01/2040	129,800	0.0
247,419	5.500%, 06/01/2040	264,402	0.0
11,354	5.500%, 07/01/2040	12,133	0.0
155,856	5.700%, 07/01/2036	163,475	0.0
17,202	5.700%, 07/01/2036	17,218	0.0
247	6.000%, 10/01/2018	246	0.0
8,703	6.000%, 01/01/2034	9,462	0.0
4,579	6.000%, 07/01/2034	4,949	0.0
66,789	6.000%, 12/01/2034	73,623	0.0
33,027	6.000%, 05/01/2035	35,695	0.0
33,978	6.000%, 01/01/2036	36,744	0.0
32,865	6.000%, 01/01/2036	35,525	0.0
23,159	6.000%, 02/01/2036	25,491	0.0
42,635	6.000%, 03/01/2036	46,983	0.0
22,084	6.000%, 03/01/2036	24,319	0.0
8,903	6.000%, 04/01/2036	9,685	0.0
34,361	6.000%, 04/01/2036	37,833	0.0
65,036	6.000%, 05/01/2036	71,413	0.0
470	6.000%, 06/01/2036	518	0.0
18,005	6.000%, 08/01/2036	19,833	0.0
1,844	6.000%, 08/01/2036	1,994	0.0
46,117	6.000%, 09/01/2036	49,843	0.0
49,042	6.000%, 09/01/2036	54,023	0.0
60,280	6.000%, 09/01/2036	66,303	0.0
23,969	6.000%, 09/01/2036	26,366	0.0
22,931	6.000%, 10/01/2036	24,783	0.0
21,250	6.000%, 10/01/2036	23,390	0.0
195,298	6.000%, 12/01/2036	211,076	0.0
479,029	6.000%, 12/01/2036	527,481	0.0
73,939	6.000%, 01/01/2037	79,912	0.0
6,973	6.000%, 02/01/2037	7,537	0.0
5,658	6.000%, 04/01/2037	6,115	0.0
106,371	6.000%, 07/01/2037	117,227	0.0
3,116	6.000%, 08/01/2037	3,395	0.0
34,586	6.000%, 08/01/2037	38,062	0.0
1,153	6.000%, 08/01/2037	1,252	0.0
2,078	6.000%, 09/01/2037	2,278	0.0
435	6.000%, 09/01/2037	474	0.0
61,514	6.000%, 09/01/2037	66,484	0.0
6,918	6.000%, 09/01/2037	7,612	0.0
34,104	6.000%, 09/01/2037	37,535	0.0
15,085	6.000%, 09/01/2037	16,605	0.0
2,549	6.000%, 10/01/2037	2,805	0.0
390	6.000%, 10/01/2037	423	0.0
5,292	6.000%, 10/01/2037	5,822	0.0
988	6.000%, 10/01/2037	1,068	0.0
59,987	6.000%, 11/01/2037	66,000	0.0
22,823	6.000%, 11/01/2037	24,667	0.0
6,334	6.000%, 11/01/2037	6,845	0.0
26,536	6.000%, 11/01/2037	29,121	0.0
18,606	6.000%, 11/01/2037	20,468	0.0
7,408	6.000%, 11/01/2037	8,006	0.0
3,365	6.000%, 11/01/2037	3,668	0.0
16,414	6.000%, 12/01/2037	18,065	0.0
9,429	6.000%, 12/01/2037	10,316	0.0
31,806	6.000%, 12/01/2037	34,878	0.0
48,460	6.000%, 12/01/2037	53,317	0.0
12,527	6.000%, 01/01/2038	13,539	0.0
4,921	6.000%, 01/01/2038	5,319	0.0
787	6.000%, 02/01/2038	850	0.0
86,031	6.000%, 02/01/2038	94,175	0.0
6,377	6.000%, 03/01/2038	6,904	0.0
128,840	6.000%, 03/01/2038	139,249	0.0
390,875	6.000%, 04/01/2038	429,851	0.0
20,262	6.000%, 04/01/2038	22,295	0.0
27,165	6.000%, 05/01/2038	29,452	0.0
30,182	6.000%, 05/01/2038	32,756	0.0
1,948	6.000%, 06/01/2038	2,106	0.0
15,351	6.000%, 07/01/2038	16,591	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
26,848		6.000%, 07/01/2038	$29,017	0.0
913		6.000%, 08/01/2038	987	0.0
4,133		6.000%, 08/01/2038	4,548	0.0
28,349		6.000%, 09/01/2038	30,657	0.0
36,811		6.000%, 09/01/2038	39,785	0.0
7,068		6.000%, 09/01/2038	7,639	0.0
81,306		6.000%, 10/01/2038	89,401	0.0
123,084		6.000%, 10/01/2038	135,516	0.0
22,356		6.000%, 10/01/2038	24,235	0.0
20,881		6.000%, 05/01/2039	22,567	0.0
767,319		6.000%, 10/01/2039	840,989	0.0
29,094		6.000%, 11/01/2039	31,456	0.0
8,962		6.500%, 04/01/2028	9,828	0.0
1,014		6.500%, 04/01/2030	1,113	0.0
62,247		6.500%, 02/01/2034	68,268	0.0
8,733		6.500%, 11/01/2034	9,757	0.0
11,814		6.500%, 01/01/2036	12,962	0.0
35,641		6.500%, 03/01/2036	40,308	0.0
70,688		6.500%, 04/01/2036	77,575	0.0
614		6.500%, 05/01/2036	673	0.0
4,375		6.500%, 06/01/2036	4,798	0.0
70,799		6.500%, 07/01/2036	77,677	0.0
9,747		6.500%, 07/01/2036	10,692	0.0
1,768		6.500%, 07/01/2036	1,982	0.0
3,768		6.500%, 07/01/2036	4,155	0.0
50,369		6.500%, 07/01/2036	55,276	0.0
27,112		6.500%, 07/01/2036	30,490	0.0
4,043		6.500%, 08/01/2036	4,436	0.0
2,365		6.500%, 08/01/2036	2,595	0.0
138,844		6.500%, 09/01/2036	156,463	0.0
9,464		6.500%, 09/01/2036	10,384	0.0
1,577		6.500%, 09/01/2036	1,749	0.0
18,095		6.500%, 09/01/2036	19,905	0.0
4,494		6.500%, 11/01/2036	5,009	0.0
884		6.500%, 11/01/2036	970	0.0
3,195		6.500%, 12/01/2036	3,600	0.0
13,774		6.500%, 12/01/2036	15,104	0.0
6,804		6.500%, 01/01/2037	7,463	0.0
457		6.500%, 01/01/2037	512	0.0
27,322		6.500%, 01/01/2037	29,982	0.0
51,293		6.500%, 01/01/2037	56,282	0.0
17,253		6.500%, 02/01/2037	18,932	0.0
117,304		6.500%, 03/01/2037	128,736	0.0
8,034		6.500%, 03/01/2037	8,946	0.0
12,621		6.500%, 03/01/2037	13,847	0.0
49,790		6.500%, 03/01/2037	54,637	0.0
1,776		6.500%, 04/01/2037	1,948	0.0
1,040		6.500%, 07/01/2037	1,145	0.0
4,141		6.500%, 08/01/2037	4,544	0.0
7,891		6.500%, 08/01/2037	8,658	0.0
2,512		6.500%, 08/01/2037	2,756	0.0
19,137		6.500%, 09/01/2037	20,997	0.0
8,694		6.500%, 09/01/2037	9,671	0.0
113,756		6.500%, 09/01/2037	124,814	0.0
508		6.500%, 09/01/2037	562	0.0
87,345		6.500%, 09/01/2037	96,705	0.0
1,540		6.500%, 09/01/2037	1,711	0.0
3,080		6.500%, 09/01/2037	3,394	0.0
3,024		6.500%, 10/01/2037	3,380	0.0
31,404		6.500%, 10/01/2037	34,459	0.0
1,132		6.500%, 10/01/2037	1,242	0.0
33,361		6.500%, 10/01/2037	36,879	0.0
8,679		6.500%, 10/01/2037	9,723	0.0
137,429		6.500%, 11/01/2037	152,743	0.0
15,070		6.500%, 12/01/2037	16,856	0.0
2,955		6.500%, 12/01/2037	3,240	0.0
1,569		6.500%, 12/01/2037	1,721	0.0
1,371		6.500%, 12/01/2037	1,503	0.0
1,487		6.500%, 12/01/2037	1,630	0.0
63,773		6.500%, 12/01/2037	69,955	0.0
9,687		6.500%, 12/01/2037	10,625	0.0
6,693		6.500%, 12/01/2037	7,344	0.0
551		6.500%, 01/01/2038	605	0.0
23,316		6.500%, 01/01/2038	26,259	0.0
90,796		6.500%, 02/01/2038	99,592	0.0
49,994		6.500%, 03/01/2038	54,847	0.0
62,109		6.500%, 04/01/2038	68,597	0.0
4,180		6.500%, 05/01/2038	4,585	0.0
1,591		6.500%, 06/01/2038	1,745	0.0
357,213		6.500%, 08/01/2038	397,547	0.0
116,184		6.500%, 08/01/2038	130,622	0.0
71,059		6.500%, 08/01/2038	77,968	0.0
35,895		6.500%, 09/01/2038	39,386	0.0
20,782		6.500%, 09/01/2038	22,804	0.0
5,283		6.500%, 10/01/2038	5,895	0.0
17,279		6.500%, 10/01/2038	19,539	0.0
274,546		6.500%, 10/01/2038	305,681	0.0
51,265		6.500%, 10/01/2038	56,235	0.0
32,218		6.500%, 11/01/2038	35,362	0.0
72,172		6.500%, 01/01/2039	80,159	0.0
1,650		6.500%, 01/01/2039	1,862	0.0
16,006		6.500%, 03/01/2039	17,561	0.0
5,503		6.500%, 09/01/2039	6,036	0.0
805,000		6.625%, 11/15/2030	1,061,517	0.0
3,430,000		7.125%, 01/15/2030	4,628,610	0.2
1,560,000		7.250%, 05/15/2030	2,135,395	0.1
			434,930,363	13.0

		Government National Mortgage Association: 8.0%
13,255,588		3.000%, 04/15/2045	12,858,185	0.4
11,271,814		3.000%, 07/20/2045	10,962,523	0.3
21,672,458		3.000%, 07/20/2046	21,039,737	0.6
9,933,038		3.000%, 07/20/2047	9,633,268	0.3
28,395,108		3.000%, 04/20/2048	27,529,321	0.8
26,677,536		3.500%, 03/20/2047	26,520,595	0.8
4,586,160		3.500%, 07/20/2047	4,577,773	0.2
14,618,240		3.500%, 09/20/2047	14,496,289	0.4
12,407,881		3.500%, 12/20/2047	12,354,257	0.4
13,924,484		3.500%, 01/20/2048	13,864,397	0.4
27,309,343		3.500%, 02/20/2048	27,167,082	0.8
7,737,272		4.000%, 10/20/2043	7,903,659	0.2
6,318,334		4.000%, 03/20/2046	6,449,698	0.2
3,846,959		4.000%, 03/20/2046	3,926,799	0.1
33,000,000	(5)	4.000%, 11/01/2048	33,517,558	1.0
1,248,597		4.500%, 02/20/2041	1,309,528	0.1
385,200		4.500%, 03/20/2041	404,026	0.0
1,475,182		4.500%, 05/20/2041	1,547,137	0.1
1,664,382		4.500%, 06/20/2041	1,745,433	0.1
3,100,786		4.500%, 07/20/2041	3,251,660	0.1
1,268,098		4.500%, 09/20/2041	1,329,785	0.1
3,874,390		4.500%, 10/20/2041	4,062,759	0.1
13,408		5.000%, 10/15/2037	14,245	0.0
2,816		5.000%, 04/15/2038	2,975	0.0
76,676		5.000%, 03/15/2039	81,459	0.0
138,430		5.000%, 08/15/2039	147,061	0.0
1,191,666		5.000%, 09/15/2039	1,265,974	0.1
1,069,302		5.000%, 09/15/2039	1,136,106	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
959,781		5.000%, 02/15/2040	$1,007,017	0.0
707,976		5.000%, 04/15/2040	746,890	0.0
1,470,556		5.000%, 06/15/2040	1,543,160	0.1
49,223		5.000%, 07/15/2040	51,548	0.0
542,056		5.000%, 04/15/2042	565,110	0.0
914,936		5.000%, 04/20/2042	973,328	0.0
8,567,935		5.000%, 06/20/2048	8,962,105	0.3
40,371		5.500%, 07/20/2038	43,347	0.0
518,803		5.500%, 09/20/2039	550,565	0.0
37,548		5.500%, 10/20/2039	40,304	0.0
865,241		5.500%, 11/20/2039	918,251	0.0
21,358		5.500%, 11/20/2039	22,929	0.0
12,836		5.500%, 12/20/2040	13,615	0.0
38,579		5.500%, 01/20/2041	41,386	0.0
280,572		5.500%, 03/20/2041	301,012	0.0
402,091		5.500%, 04/20/2041	436,724	0.0
670,630		5.500%, 05/20/2041	720,126	0.0
622,866		5.500%, 06/20/2041	676,848	0.0
20,455		6.000%, 10/15/2036	22,270	0.0
68,702		6.000%, 08/15/2037	74,914	0.0
68,272		6.000%, 11/15/2037	73,811	0.0
17,354		6.000%, 12/15/2037	18,762	0.0
27,660		6.000%, 01/15/2038	29,903	0.0
29,326		6.000%, 01/15/2038	31,705	0.0
80,063		6.000%, 02/15/2038	86,558	0.0
622		6.000%, 02/15/2038	673	0.0
32,453		6.000%, 02/15/2038	35,085	0.0
907		6.000%, 04/15/2038	980	0.0
225,926		6.000%, 05/15/2038	244,255	0.0
191,810		6.000%, 05/15/2038	207,371	0.0
30,344		6.000%, 07/15/2038	32,805	0.0
67,160		6.000%, 09/15/2038	72,608	0.0
58,883		6.000%, 11/15/2038	63,679	0.0
1,066,630		6.000%, 08/20/2040	1,152,077	0.0
			268,861,010	8.0

		Other U.S. Agency Obligations: 1.1%
22,990,000		1.100%, 11/06/2018	22,960,297	0.7
1,500,000	(2)	1.875%, 08/15/2022	1,441,090	0.1
5,000,000		2.400%, 09/21/2026	4,683,515	0.1
10,000		6.150%, 01/15/2038	13,453	0.0
5,000,000		7.125%, 05/01/2030	6,740,455	0.2
			35,838,810	1.1

	Total U.S. Government Agency Obligations (Cost $1,000,565,125)		981,936,184	29.3

U.S. TREASURY OBLIGATIONS: 38.4%
		U.S. Treasury Bonds: 6.1%
10,659,000		2.250%, 08/15/2046	8,799,504	0.3
7,000,000		2.500%, 02/15/2046	6,107,773	0.2
9,072,000		2.500%, 05/15/2046	7,909,296	0.2
2,000		2.750%, 11/15/2042	1,851	0.0
9,022,000		3.000%, 11/15/2044	8,706,935	0.3
10,042,000		3.000%, 11/15/2045	9,683,077	0.3
2,882,000		3.125%, 02/15/2043	2,847,044	0.1
5,686,000		3.125%, 08/15/2044	5,612,815	0.2
51,817,000		3.125%, 05/15/2048	51,112,613	1.5
39,645,000		3.500%, 02/15/2039	41,772,822	1.2
13,888,000		3.625%, 08/15/2043	14,898,135	0.4
14,092,000		3.625%, 02/15/2044	15,132,661	0.5
13,251,000		3.750%, 11/15/2043	14,507,516	0.4
7,845,000		3.875%, 08/15/2040	8,711,781	0.3
6,505,000		4.375%, 05/15/2040	7,729,261	0.2
830,000		6.000%, 02/15/2026	993,957	0.0
			204,527,041	6.1

		U.S. Treasury Notes: 32.3%
4,006,000		0.750%, 10/31/2018	4,001,773	0.1
10,000,000		0.750%, 02/15/2019	9,941,406	0.3
10,000,000		0.750%, 07/15/2019	9,860,937	0.3
4,033,000		0.750%, 08/15/2019	3,969,039	0.1
9,004,000		0.875%, 09/15/2019	8,855,579	0.3
10,000,000		1.000%, 03/15/2019	9,937,891	0.3
27,497,000		1.000%, 08/31/2019	27,094,212	0.8
5,000,000		1.000%, 10/15/2019	4,915,527	0.1
4,770,000		1.000%, 11/15/2019	4,682,146	0.1
10,000,000		1.125%, 02/28/2021	9,599,219	0.3
8,000,000		1.125%, 08/31/2021	7,610,156	0.2
29,467,000		1.250%, 11/30/2018	29,423,242	0.9
11,256,000		1.250%, 12/31/2018	11,228,954	0.3
1,000		1.250%, 10/31/2019	985	0.0
11,755,000		1.250%, 01/31/2020	11,529,084	0.3
3,534,000		1.250%, 02/29/2020	3,461,318	0.1
13,040,000		1.250%, 10/31/2021	12,414,997	0.4
20,000,000		1.375%, 01/15/2020	19,662,891	0.6
933,000		1.375%, 01/31/2020	916,727	0.0
8,515,000		1.375%, 02/29/2020	8,354,180	0.2
9,022,000		1.375%, 03/31/2020	8,839,798	0.3
7,940,000		1.375%, 04/30/2020	7,769,259	0.2
7,000		1.375%, 08/31/2020	6,813	0.0
10,000,000		1.375%, 10/31/2020	9,707,227	0.3
37,540,000		1.375%, 04/30/2021	36,161,578	1.1
7,000,000		1.375%, 08/31/2023	6,498,792	0.2
5,000,000		1.375%, 09/30/2023	4,636,135	0.1
11,925,000		1.500%, 01/31/2019	11,892,992	0.4
5,048,000		1.500%, 02/28/2019	5,030,647	0.2
6,540,000		1.500%, 03/31/2019	6,510,621	0.2
5,304,000		1.500%, 05/31/2019	5,269,503	0.2
7,002,000		1.500%, 11/30/2019	6,906,817	0.2
752,000		1.500%, 05/31/2020	736,358	0.0
4,833,000	(2)	1.500%, 01/31/2022	4,619,291	0.1
10,000,000		1.500%, 02/28/2023	9,408,008	0.3
10,000,000		1.500%, 03/31/2023	9,398,242	0.3
2,317,000		1.625%, 04/30/2019	2,306,094	0.1
19,814,000		1.625%, 07/31/2019	19,657,655	0.6
12,097,000		1.625%, 08/31/2019	11,989,025	0.4
4,790,000		1.625%, 12/31/2019	4,726,757	0.1
2,976,000		1.625%, 08/15/2022	2,835,221	0.1
6,480,000		1.625%, 04/30/2023	6,117,145	0.2
10,184,000		1.625%, 05/31/2023	9,604,984	0.3
4,046,000		1.625%, 10/31/2023	3,794,231	0.1
24,847,000		1.625%, 02/15/2026	22,555,932	0.7
22,705,000		1.750%, 09/30/2019	22,505,001	0.7
7,810,000		1.750%, 04/30/2022	7,503,702	0.2
18,000,000		1.750%, 09/30/2022	17,205,117	0.5
69,000		1.750%, 01/31/2023	65,686	0.0
8,000,000		1.875%, 11/30/2021	7,757,344	0.2
10,000,000		1.875%, 05/31/2022	9,641,602	0.3
3,003,000		1.875%, 08/31/2022	2,887,044	0.1
24,900,000		2.000%, 11/30/2020	24,462,791	0.7
12,097,000		2.000%, 02/28/2021	11,857,186	0.4
8,063,000		2.000%, 12/31/2021	7,840,008	0.2
4,000,000		2.000%, 07/31/2022	3,867,656	0.1
17,133,000		2.000%, 11/15/2026	15,858,064	0.5
20,498,000		2.125%, 01/31/2021	20,164,907	0.6
3,700,000		2.125%, 09/30/2021	3,620,002	0.1
3,774,000		2.125%, 12/31/2021	3,684,736	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
10,105,000		2.125%, 06/30/2022	$9,822,770	0.3
5,000,000		2.125%, 11/30/2023	4,802,539	0.1
20,000,000		2.125%, 05/15/2025	18,946,094	0.6
9,810,000		2.250%, 03/31/2021	9,667,832	0.3
8,794,000		2.250%, 04/30/2021	8,661,575	0.3
3,011,000		2.250%, 12/31/2023	2,907,909	0.1
26,457,000		2.250%, 11/15/2024	25,362,548	0.8
1,352,000		2.250%, 11/15/2025	1,285,509	0.0
19,590,000		2.375%, 12/31/2020	19,392,570	0.6
9,874,000		2.500%, 05/15/2024	9,633,707	0.3
17,064,000	(2)	2.625%, 08/31/2020	17,005,009	0.5
37,833,000		2.750%, 09/30/2020	37,785,709	1.1
3,000		2.750%, 08/15/2021	2,989	0.0
64,162,000		2.750%, 09/15/2021	63,926,405	1.9
16,883,000		2.750%, 08/31/2023	16,738,241	0.5
36,569,500		2.750%, 11/15/2023	36,230,232	1.1
42,052,000		2.750%, 02/15/2024	41,618,339	1.2
31,827,000		2.875%, 09/30/2023	31,722,568	0.9
50,747,000	(2)	2.875%, 08/15/2028	49,984,804	1.5
97,020,000		3.000%, 09/30/2025	96,909,718	2.9
7,790,000		3.500%, 05/15/2020	7,878,398	0.2
			1,083,645,699	32.3

	Total U.S. Treasury Obligations (Cost $1,310,296,388)		1,288,172,740	38.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	1,951,876	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,080,784	0.1
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.507%, 12/10/2054	1,016,711	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,071,759	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,037,048	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	637,173	0.0
315,000	(3)	COMM 2015-PC1 B, 4.588%, 07/10/2050	314,490	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	954,382	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	965,779	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,002,944	0.0
1,000,000	(1),(3)	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/2034	997,750	0.0
981,425	(1)	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/2037	960,854	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/2049	487,141	0.0
2,000,000	(3)	Ginnia Mae 2011-20 C, 3.562%, 04/16/2041	1,985,744	0.1
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,968,252	0.1
6,000,000	(3)	Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	5,925,342	0.2
5,000,000	(3)	Ginnie Mae 2011-38 D, 3.719%, 01/16/2051	4,938,649	0.2
194,165	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	196,908	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	4,811,817	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	2,863,670	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,020,945	0.0
1,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.125%, 01/15/2046	1,006,868	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,569,879	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	2,846,562	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,070,519	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,161,518	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	1,988,479	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,275,943	0.0
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.298%, 03/15/2048	209,615	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	102,659	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	102,892	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	965,164	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,020,030	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	$2,330,612	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	1,961,927	0.1

	Total Commercial Mortgage-Backed Securities (Cost $69,846,127)		66,802,685	2.0

FOREIGN GOVERNMENT BONDS: 3.0%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,073,956	0.1
300,000		Asian Development Bank, 2.125%, 03/19/2025	281,939	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	1,933,151	0.1
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,003,750	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,464,313	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	961,040	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,048,593	0.1
4,000,000		European Investment Bank, 1.125%, 08/15/2019	3,947,456	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,466,225	0.2
2,071,000		European Investment Bank, 1.750%, 05/15/2020	2,034,039	0.1
3,000,000		European Investment Bank, 2.250%, 03/15/2022	2,921,159	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,046,956	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	491,045	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	474,692	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,006,222	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	985,571	0.0
3,000,000		Inter-American Development Bank, 1.750%, 09/14/2022	2,856,492	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	974,655	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	966,346	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/2019	1,978,268	0.1
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/2020	979,190	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	4,894,704	0.1
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	2,920,205	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,755,493	0.1
500,000	(2)	Korea International Bond, 4.125%, 06/10/2044	517,310	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	4,790,000	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	1,973,190	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,070,000	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/2019	159,263	0.0
4,000,000	(2)	Philippine Government International Bond, 6.375%, 01/15/2032	4,911,636	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	2,775,535	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/2020	981,915	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,591,203	0.4
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,565,137	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,094,086	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/2024	$3,090,000	0.1

	Total Foreign Government Bonds (Cost $101,354,968)	99,984,735	3.0

	Total Long-Term Investments (Cost $3,503,581,346)	3,454,398,978	103.1

SHORT-TERM INVESTMENTS: 5.1%
	Commercial Paper: 3.6%
2,500,000	AT&T, Inc., 2.960%, 05/28/2019	2,452,222	0.1
5,000,000	Autozone, Inc., 2.740%, 10/19/2018	4,992,872	0.1
20,000,000	Comcast Corp., 2.710%, 10/22/2018	19,967,387	0.6
7,000,000	DowDuPont, Inc., 2.590%, 12/04/2018	6,967,886	0.2
5,000,000	Eastman Chemical Co., 2.700%, 10/23/2018	4,991,503	0.1
6,000,000	Enterprise Products Operating LLC, 2.820%, 10/15/2018	5,993,064	0.2
40,000,000	Kroger Co., 6.950%, 10/01/2018	39,992,383	1.2
14,100,000	LyondellBasell Industries NV, 7.130%, 10/01/2018	14,097,245	0.4
2,150,000	Marriott International, Inc., 2.630%, 11/08/2018	2,143,974	0.1
15,000,000	Mondelez International, Inc., 7.230%, 10/01/2018	14,997,031	0.4
5,000,000	Northrop Grumman Corp., 2.750%, 10/17/2018	4,993,606	0.2
		121,589,173	3.6

	Securities Lending Collateral(6): 1.4%
10,963,366	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $10,965,411, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,182,633, due 10/25/18-08/20/68)	10,963,366	0.3
2,236,314	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/18, 2.24%, due 10/01/18 (Repurchase Amount $2,236,726, collateralized by various U.S. Government Securities, 0.500%-3.000%, Market Value plus accrued interest $2,281,041, due 03/31/20-09/09/49)	2,236,314	0.1
10,963,366	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $10,965,411, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,182,633, due 09/30/18-08/20/68)	10,963,366	0.4
10,963,366	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $10,965,402, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,182,633, due 10/04/18-09/09/49)	10,963,366	0.3
10,963,366	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $10,965,628, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,184,197, due 04/15/20-02/15/48)	10,963,366	0.3
		46,089,778	1.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
3,829,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $3,829,000)	$3,829,000	0.1

	Total Short-Term Investments (Cost $171,531,987)	171,507,951	5.1

	Total Investments in Securities (Cost $3,675,113,333)	$3,625,906,929	108.2
	Liabilities in Excess of Other Assets	(275,516,278)	(8.2)
	Net Assets	$3,350,390,651	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$964,107,526	$–	$964,107,526
Collateralized Mortgage Obligations	–	3,238,406	–	3,238,406
Municipal Bonds	–	31,937,140	–	31,937,140
U.S. Treasury Obligations	–	1,288,172,740	–	1,288,172,740
Convertible Bonds/Notes	–	498,229	–	498,229
Commercial Mortgage-Backed Securities	–	66,802,685	–	66,802,685
U.S. Government Agency Obligations	–	981,936,184	–	981,936,184
Asset-Backed Securities	–	17,721,333	–	17,721,333
Foreign Government Bonds	–	99,984,735	–	99,984,735
Short-Term Investments	3,829,000	167,678,951	–	171,507,951
Total Investments, at fair value	$3,829,000	$3,622,077,929	$–	$3,625,906,929

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Other Financial Instruments+
Futures	3,116	–	–	3,116
Total Assets	$3,832,116	$3,622,077,929	$–	$3,625,910,045

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note	(5)	12/31/18	$(1,053,672)	$3,116
			$(1,053,672)	$3,116

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$3,116
Total Asset Derivatives		$3,116

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,682,020,186.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$25,588,069
Gross Unrealized Depreciation	(81,698,210)

Net Unrealized Depreciation	$(56,110,141)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018